UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Approval of Management Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Diversified Equity Income Fund (the Fund) Class A shares returned 8.19% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 8.63% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/90
Excluding sales charges		8.19	9.24	12.95	5.25
Including sales charges		1.99	2.97	11.63	4.63
Class B	03/20/95
Excluding sales charges		7.76	8.40	12.11	4.45
Including sales charges		2.76	3.59	11.85	4.45
Class C	06/26/00
Excluding sales charges		7.72	8.36	12.11	4.46
Including sales charges		6.72	7.40	12.11	4.46
Class I	03/04/04	8.34	9.54	13.41	5.70
Class K	03/20/95	8.14	9.25	13.06	5.39
Class R*	12/11/06	7.94	8.86	12.65	4.94
Class R4*	12/11/06	8.24	9.44	13.15	5.29
Class R5*	12/11/06	8.27	9.53	13.35	5.64
Class W*	12/01/06	8.16	9.12	12.92	5.25
Class Y*	11/08/12	8.39	9.57	13.34	5.43
Class Z*	09/27/10	8.24	9.45	13.21	5.42
Russell 1000 Value Index		8.63	12.02	14.69	5.70

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2016)
Exxon Mobil Corp.	4.4
JPMorgan Chase & Co.	3.9
Berkshire Hathaway, Inc., Class B	3.6
Wells Fargo & Co.	3.5
Johnson & Johnson	3.0
Citigroup, Inc.	2.8
Cisco Systems, Inc.	2.3
Merck & Co., Inc.	2.2
Philip Morris International, Inc.	2.2
Medtronic PLC	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	97.9
Convertible Bonds	0.5
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	6.7
Consumer Staples	8.0
Energy	14.4
Financials	27.8
Health Care	10.6
Industrials	8.8
Information Technology	11.0
Materials	2.0
Real Estate	4.6
Telecommunication Services	1.5
Utilities	4.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Hugh Mullin, CFA

Russell Bloomfield, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,081.90	1,019.90	5.38	5.22	1.03
Class B	1,000.00	1,000.00	1,077.60	1,016.14	9.27	9.00	1.78
Class C	1,000.00	1,000.00	1,077.20	1,016.14	9.27	9.00	1.78
Class I	1,000.00	1,000.00	1,083.40	1,021.86	3.34	3.24	0.64
Class K	1,000.00	1,000.00	1,081.40	1,020.26	5.01	4.86	0.96
Class R	1,000.00	1,000.00	1,079.40	1,018.65	6.67	6.48	1.28
Class R4	1,000.00	1,000.00	1,082.40	1,021.11	4.12	4.00	0.79
Class R5	1,000.00	1,000.00	1,082.70	1,021.51	3.71	3.60	0.71
Class W	1,000.00	1,000.00	1,081.60	1,019.85	5.43	5.27	1.04
Class Y	1,000.00	1,000.00	1,083.90	1,021.76	3.45	3.35	0.66
Class Z	1,000.00	1,000.00	1,082.40	1,021.11	4.12	4.00	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 6.6%
Auto Components 1.0%
Magna International, Inc.	570,448	23,074,622
Household Durables 0.8%
Toll Brothers, Inc.(a)	667,821	19,807,571
Media 2.3%
Comcast Corp., Class A	394,141	27,396,741
DISH Network Corp., Class A(a)	443,822	25,497,574
Total		52,894,315
Multiline Retail 0.8%
Macy's, Inc.	459,100	19,374,020
Specialty Retail 1.7%
Foot Locker, Inc.	306,880	21,994,089
Home Depot, Inc. (The)	130,207	16,848,786
Total		38,842,875
Total Consumer Discretionary		153,993,403
CONSUMER STAPLES 7.8%
Beverages 1.2%
PepsiCo, Inc.	282,059	28,234,106
Food & Staples Retailing 1.2%
SYSCO Corp.	509,553	27,133,697
Food Products 2.1%
Mondelez International, Inc., Class A	651,074	26,850,291
Tyson Foods, Inc., Class A	396,506	22,525,506
Total		49,375,797
Tobacco 3.3%
Altria Group, Inc.	419,384	26,811,219
Philip Morris International, Inc.	573,602	50,637,585
Total		77,448,804
Total Consumer Staples		182,192,404
ENERGY 14.1%
Energy Equipment & Services 1.2%
Halliburton Co.	538,411	28,584,240
Oil, Gas & Consumable Fuels 12.9%
BP PLC, ADR	713,034	24,963,320
Cimarex Energy Co.	167,745	23,128,681
ConocoPhillips	597,415	28,986,576
Devon Energy Corp.	572,353	27,661,821

Common Stocks (continued)

Issuer	Shares	Value ($)
EOG Resources, Inc.	316,922	32,490,843
Exxon Mobil Corp.	1,147,143	100,145,584
Hess Corp.	550,521	30,807,155
Valero Energy Corp.	541,396	33,328,338
Total		301,512,318
Total Energy		330,096,558
FINANCIALS 27.1%
Banks 14.3%
Citigroup, Inc.	1,154,869	65,123,063
Fifth Third Bancorp	1,243,056	32,344,317
JPMorgan Chase & Co.	1,109,143	88,919,994
PNC Financial Services Group, Inc. (The)	360,281	39,825,462
SunTrust Banks, Inc.	537,710	27,934,034
Wells Fargo & Co.	1,533,092	81,131,229
Total		335,278,099
Capital Markets 5.5%
Charles Schwab Corp. (The)	757,849	29,298,442
Intercontinental Exchange, Inc.	490,825	27,191,705
Invesco Ltd.	1,009,950	31,621,535
Morgan Stanley	968,981	40,077,054
Total		128,188,736
Diversified Financial Services 3.5%
Berkshire Hathaway, Inc., Class B(a)	527,998	83,128,005
Insurance 3.8%
Aon PLC	202,180	23,068,738
Chubb Ltd.	294,858	37,741,824
MetLife, Inc.	511,454	28,135,085
Total		88,945,647
Total Financials		635,540,487
HEALTH CARE 10.4%
Biotechnology 1.0%
AbbVie, Inc.	381,323	23,184,439
Health Care Equipment & Supplies 1.8%
Medtronic PLC	584,239	42,655,289
Health Care Providers & Services 1.9%
Aetna, Inc.	227,358	29,747,521
Cardinal Health, Inc.	213,880	15,187,619
Total		44,935,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 5.7%
Jazz Pharmaceuticals PLC(a)	102,357	10,607,256
Johnson & Johnson	628,686	69,972,752
Merck & Co., Inc.	834,682	51,074,191
Total		131,654,199
Total Health Care		242,429,067
INDUSTRIALS 8.6%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	106,366	26,554,272
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	207,027	23,998,570
Airlines 1.5%
United Continental Holdings, Inc.(a)	506,496	34,922,899
Industrial Conglomerates 1.1%
Carlisle Companies, Inc.	225,530	25,297,700
Machinery 2.6%
Cummins, Inc.	204,059	28,931,485
Ingersoll-Rand PLC	439,207	32,738,490
Total		61,669,975
Road & Rail 1.2%
Norfolk Southern Corp.	265,616	28,277,479
Total Industrials		200,720,895
INFORMATION TECHNOLOGY 10.7%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,766,325	52,671,811
IT Services 1.4%
Leidos Holdings, Inc.	323,598	16,568,218
MasterCard, Inc., Class A	165,241	16,887,630
Total		33,455,848
Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	931,165	32,311,425
Lam Research Corp.	183,783	19,484,674
ON Semiconductor Corp.(a)	1,500,729	17,678,588
Skyworks Solutions, Inc.	180,899	13,902,088
Total		83,376,775
Software 1.5%
Activision Blizzard, Inc.	460,054	16,842,577
Microsoft Corp.	313,082	18,866,321
Total		35,708,898

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	268,857	29,714,076
Western Digital Corp.	263,788	16,792,744
Total		46,506,820
Total Information Technology		251,720,152
MATERIALS 2.0%
Chemicals 1.1%
Eastman Chemical Co.	346,056	25,995,727
Metals & Mining 0.9%
Freeport-McMoRan, Inc.(a)	1,329,218	20,403,496
Total Materials		46,399,223
REAL ESTATE 4.5%
Equity Real Estate Investment Trusts (REITs) 4.5%
Alexandria Real Estate Equities, Inc.	261,331	28,639,264
American Tower Corp.	242,101	24,759,669
AvalonBay Communities, Inc.	128,620	21,156,704
Duke Realty Corp.	1,178,249	29,962,872
Total		104,518,509
Total Real Estate		104,518,509
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	697,296	34,795,070
Total Telecommunication Services		34,795,070
UTILITIES 4.4%
Electric Utilities 3.1%
Edison International	414,429	28,500,283
NextEra Energy, Inc.	199,901	22,834,691
Xcel Energy, Inc.	576,618	22,493,868
Total		73,828,842
Multi-Utilities 1.3%
Ameren Corp.	610,792	30,002,103
Total Utilities		103,830,945
Total Common Stocks (Cost: $1,862,447,212)		2,286,236,713

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Convertible Bonds 0.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.(b) 08/15/26	3.375%	9,732,000	10,893,125
Total Convertible Bonds (Cost: $9,732,000)			10,893,125

Money Market Funds 1.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(c)(d)	38,584,257	38,587,861
Total Money Market Funds (Cost: $38,584,257)		38,587,861
Total Investments (Cost: $1,910,763,469)		2,335,717,699
Other Assets & Liabilities, Net		5,681,549
Net Assets		2,341,399,248

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2016, the value of these securities amounted to $10,893,125 or 0.47% of net assets.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,470,263	157,351,529	(153,236,263)	(1,272)	38,584,257	85,980	38,587,861

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	153,993,403	—	—	153,993,403
Consumer Staples	182,192,404	—	—	182,192,404
Energy	330,096,558	—	—	330,096,558
Financials	635,540,487	—	—	635,540,487
Health Care	242,429,067	—	—	242,429,067
Industrials	200,720,895	—	—	200,720,895
Information Technology	251,720,152	—	—	251,720,152
Materials	46,399,223	—	—	46,399,223
Real Estate	104,518,509	—	—	104,518,509
Telecommunication Services	34,795,070	—	—	34,795,070
Utilities	103,830,945	—	—	103,830,945
Total Common Stocks	2,286,236,713	—	—	2,286,236,713
Convertible Bonds	—	10,893,125	—	10,893,125
Investments measured at net asset value
Money Market Funds	—	—	—	38,587,861
Total Investments	2,286,236,713	10,893,125	—	2,335,717,699

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,872,179,212)	$2,297,129,838
Affiliated issuers (identified cost $38,584,257)	38,587,861
Total investments (identified cost $1,910,763,469)	2,335,717,699
Receivable for:
Investments sold	19,959,301
Capital shares sold	493,200
Dividends	5,107,349
Interest	103,098
Foreign tax reclaims	14,261
Prepaid expenses	7,671
Other assets	26,785
Total assets	2,361,429,364
Liabilities
Payable for:
Investments purchased	16,536,225
Capital shares purchased	2,855,025
Management services fees	40,446
Distribution and/or service fees	16,949
Transfer agent fees	215,086
Plan administration fees	8,026
Compensation of board members	219,212
Chief compliance officer expenses	168
Other expenses	138,979
Total liabilities	20,030,116
Net assets applicable to outstanding capital stock	$2,341,399,248
Represented by
Paid-in capital	$1,865,962,011
Undistributed net investment income	7,499,790
Accumulated net realized gain	42,983,217
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	424,950,626
Investments — affiliated issuers	3,604
Total — representing net assets applicable to outstanding capital stock	$2,341,399,248

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$2,151,834,889
Shares outstanding	162,095,695
Net asset value per share	$13.28
Maximum offering price per share(a)	$14.09
Class B
Net assets	$15,716,322
Shares outstanding	1,180,202
Net asset value per share	$13.32
Class C
Net assets	$65,879,905
Shares outstanding	4,976,971
Net asset value per share	$13.24
Class I
Net assets	$2,722
Shares outstanding	205
Net asset value per share(b)	$13.25
Class K
Net assets	$36,190,272
Shares outstanding	2,724,648
Net asset value per share	$13.28
Class R
Net assets	$5,666,650
Shares outstanding	429,456
Net asset value per share	$13.19
Class R4
Net assets	$7,379,451
Shares outstanding	555,992
Net asset value per share	$13.27
Class R5
Net assets	$33,532,213
Shares outstanding	2,524,739
Net asset value per share	$13.28
Class W
Net assets	$2,542
Shares outstanding	191
Net asset value per share(b)	$13.30
Class Y
Net assets	$436,441
Shares outstanding	32,550
Net asset value per share	$13.41
Class Z
Net assets	$24,757,841
Shares outstanding	1,867,024
Net asset value per share	$13.26

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$32,512,476
Dividends — affiliated issuers	85,980
Interest	103,098
Foreign taxes withheld	(42,784)
Total income	32,658,770
Expenses:
Management services fees	7,383,172
Distribution and/or service fees
Class A	2,674,488
Class B	91,259
Class C	322,288
Class R	14,194
Class W	3
Transfer agent fees
Class A	1,342,697
Class B	11,455
Class C	40,450
Class K	9,335
Class R	3,563
Class R4	4,576
Class R5	7,977
Class W	2
Class Z	14,250
Plan administration fees
Class K	46,547
Compensation of board members	29,065
Custodian fees	9,131
Printing and postage fees	144,589
Registration fees	69,215
Audit fees	15,282
Legal fees	15,635
Chief compliance officer expenses	168
Other	40,483
Total expenses	12,289,824
Expense reductions	(100)
Total net expenses	12,289,724
Net investment income	20,369,046
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	65,812,754
Investments — affiliated issuers	(1,272)
Net realized gain	65,811,482
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	95,149,221
Investments — affiliated issuers	3,604
Net change in unrealized appreciation	95,152,825
Net realized and unrealized gain	160,964,307
Net increase in net assets resulting from operations	$181,333,353

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$20,369,046	$31,235,632
Net realized gain	65,811,482	47,102,801
Net change in unrealized appreciation (depreciation)	95,152,825	(123,241,674)
Net increase (decrease) in net assets resulting from operations	181,333,353	(44,903,241)
Distributions to shareholders
Net investment income
Class A	(13,091,919)	(42,828,996)
Class B	(46,105)	(359,903)
Class C	(155,173)	(775,943)
Class I	(21)	(63)
Class K	(245,563)	(958,207)
Class R	(27,869)	(103,819)
Class R4	(52,824)	(182,217)
Class R5	(246,081)	(673,644)
Class W	(14)	(48)
Class Y	(3,373)	(8,161)
Class Z	(164,974)	(405,344)
Net realized gains
Class A	—	(226,187,014)
Class B	—	(2,895,297)
Class C	—	(6,760,372)
Class I	—	(285)
Class K	—	(4,452,412)
Class R	—	(631,570)
Class R4	—	(749,241)
Class R5	—	(3,103,883)
Class W	—	(265)
Class Y	—	(35,518)
Class Z	—	(1,898,379)
Total distributions to shareholders	(14,033,916)	(293,010,581)
Increase (decrease) in net assets from capital stock activity	(171,549,632)	5,143,312
Total decrease in net assets	(4,250,195)	(332,770,510)
Net assets at beginning of period	2,345,649,443	2,678,419,953
Net assets at end of period	$2,341,399,248	$2,345,649,443
Undistributed net investment income	$7,499,790	$1,164,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,140,116	39,753,499	9,672,641	120,428,010
Distributions reinvested	1,016,934	12,833,059	22,145,402	264,453,403
Redemptions	(16,867,622)	(213,641,698)	(27,780,236)	(351,776,878)
Net increase (decrease)	(12,710,572)	(161,055,140)	4,037,807	33,104,535
Class B shares
Subscriptions	3,084	39,680	13,038	171,679
Distributions reinvested	3,619	45,739	268,622	3,213,674
Redemptions(a)	(486,794)	(6,202,557)	(1,708,113)	(22,267,855)
Net decrease	(480,091)	(6,117,138)	(1,426,453)	(18,882,502)
Class C shares
Subscriptions	175,733	2,222,282	475,802	5,975,209
Distributions reinvested	12,081	151,826	622,517	7,389,450
Redemptions	(472,661)	(5,968,927)	(900,515)	(11,437,591)
Net increase (decrease)	(284,847)	(3,594,819)	197,804	1,927,068
Class K shares
Subscriptions	158,563	1,998,206	425,762	5,350,619
Distributions reinvested	19,453	245,563	451,758	5,410,619
Redemptions	(550,691)	(6,967,898)	(1,922,119)	(24,698,432)
Net decrease	(372,675)	(4,724,129)	(1,044,599)	(13,937,194)
Class R shares
Subscriptions	21,167	265,454	61,832	777,717
Distributions reinvested	2,177	27,313	60,556	718,018
Redemptions	(57,171)	(717,275)	(201,171)	(2,615,271)
Net decrease	(33,827)	(424,508)	(78,783)	(1,119,536)
Class R4 shares
Subscriptions	86,926	1,098,736	150,464	1,890,414
Distributions reinvested	4,184	52,789	77,663	930,873
Redemptions	(106,188)	(1,353,541)	(394,928)	(5,188,243)
Net decrease	(15,078)	(202,016)	(166,801)	(2,366,956)
Class R5 shares
Subscriptions	166,402	2,116,875	633,730	8,022,571
Distributions reinvested	19,500	246,081	316,270	3,777,327
Redemptions	(242,522)	(3,036,143)	(459,671)	(5,768,259)
Net increase (decrease)	(56,620)	(673,187)	490,329	6,031,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	4,933	63,360	8,356	107,905
Distributions reinvested	263	3,354	3,594	43,364
Redemptions	(4,976)	(63,951)	(4,787)	(63,708)
Net increase	220	2,763	7,163	87,561
Class Z shares
Subscriptions	1,131,179	14,211,873	336,053	4,292,802
Distributions reinvested	12,324	155,355	178,071	2,126,116
Redemptions	(718,090)	(9,128,686)	(487,016)	(6,120,221)
Net increase	425,413	5,238,542	27,108	298,697
Total net increase (decrease)	(13,528,077)	(171,549,632)	2,043,575	5,143,312

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.35		$14.26		$14.25		$12.29		$9.76		$8.53		$9.03
Income from investment operations:
Net investment income	0.11		0.17		0.23		0.15		0.19		0.11		0.12
Net realized and unrealized gain (loss)	0.90		(0.44)		1.05		1.97		2.55		1.20		(0.49)
Total from investment operations	1.01		(0.27)		1.28		2.12		2.74		1.31		(0.37)
Less distributions to shareholders:
Net investment income	(0.08)		(0.25)		(0.17)		(0.16)		(0.21)		(0.08)		(0.13)
Net realized gains	—		(1.39)		(1.10)		—		—		—		—
Total distributions to shareholders	(0.08)		(1.64)		(1.27)		(0.16)		(0.21)		(0.08)		(0.13)
Net asset value, end of period	$13.28		$12.35		$14.26		$14.25		$12.29		$9.76		$8.53
Total return	8.19%		(1.34%)		9.34%		17.45%		28.46%		15.31%		(4.32%)
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.04%		1.05%		1.09%		1.14	%(d)	1.10	%(c)	1.13%
Total net expenses(e)	1.03	%(c)(f)	1.04	%(f)	1.05	%(f)	1.08	%(f)	1.08	%(d)(f)	1.10	%(c)	1.13	%(f)
Net investment income	1.76	%(c)	1.31%		1.61%		1.16%		1.77%		1.66	%(c)	1.20%
Supplemental data
Net assets, end of period (in thousands)	$2,151,835		$2,159,152		$2,434,631		$2,454,495		$2,480,865		$2,320,419		$3,197,508
Portfolio turnover	15%		43%		48%		74%		43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.39		$14.30		$14.28		$12.32		$9.79		$8.56		$9.05
Income from investment operations:
Net investment income	0.07		0.08		0.11		0.05		0.11		0.06		0.04
Net realized and unrealized gain (loss)	0.89		(0.45)		1.07		1.98		2.55		1.21		(0.49)
Total from investment operations	0.96		(0.37)		1.18		2.03		2.66		1.27		(0.45)
Less distributions to shareholders:
Net investment income	(0.03)		(0.15)		(0.06)		(0.07)		(0.13)		(0.04)		(0.04)
Net realized gains	—		(1.39)		(1.10)		—		—		—		—
Total distributions to shareholders	(0.03)		(1.54)		(1.16)		(0.07)		(0.13)		(0.04)		(0.04)
Net asset value, end of period	$13.32		$12.39		$14.30		$14.28		$12.32		$9.79		$8.56
Total return	7.76%		(2.08%)		8.58%		16.54%		27.38%		14.82%		(5.01%)
Ratios to average net assets(b)
Total gross expenses	1.78	%(c)	1.79%		1.80%		1.84%		1.88	%(d)	1.87	%(c)	1.88%
Total net expenses(e)	1.78	%(c)(f)	1.79	%(f)	1.80	%(f)	1.83	%(f)	1.83	%(d)(f)	1.87	%(c)	1.88	%(f)
Net investment income	1.03	%(c)	0.58%		0.74%		0.39%		1.03%		0.93	%(c)	0.43%
Supplemental data
Net assets, end of period (in thousands)	$15,716		$20,574		$44,132		$69,741		$108,589		$138,560		$142,429
Portfolio turnover	15%		43%		48%		74%		43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.32		$14.22		$14.21		$12.26		$9.74		$8.52		$9.02
Income from investment operations:
Net investment income	0.06		0.07		0.12		0.05		0.11		0.06		0.04
Net realized and unrealized gain (loss)	0.89		(0.43)		1.05		1.97		2.54		1.20		(0.49)
Total from investment operations	0.95		(0.36)		1.17		2.02		2.65		1.26		(0.45)
Less distributions to shareholders:
Net investment income	(0.03)		(0.15)		(0.06)		(0.07)		(0.13)		(0.04)		(0.05)
Net realized gains	—		(1.39)		(1.10)		—		—		—		—
Total distributions to shareholders	(0.03)		(1.54)		(1.16)		(0.07)		(0.13)		(0.04)		(0.05)
Net asset value, end of period	$13.24		$12.32		$14.22		$14.21		$12.26		$9.74		$8.52
Total return	7.72%		(2.02%)		8.55%		16.54%		27.46%		14.80%		(5.07%)
Ratios to average net assets(b)
Total gross expenses	1.78	%(c)	1.79%		1.80%		1.84%		1.89	%(d)	1.85	%(c)	1.88%
Total net expenses(e)	1.78	%(c)(f)	1.79	%(f)	1.80	%(f)	1.83	%(f)	1.83	%(d)(f)	1.85	%(c)	1.88	%(f)
Net investment income	1.01	%(c)	0.56%		0.87%		0.41%		1.02%		0.95	%(c)	0.44%
Supplemental data
Net assets, end of period (in thousands)	$65,880		$64,809		$72,010		$69,633		$61,178		$55,775		$54,238
Portfolio turnover	15%		43%		48%		74%		43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,							Year Ended September 30,
Class I	(Unaudited)		2016	2015	2014	2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.33		$14.24	$14.23	$12.28	$9.76		$8.52		$9.02
Income from investment operations:
Net investment income	0.14		0.22	0.29	0.19	0.24		0.14		0.16
Net realized and unrealized gain (loss)	0.88		(0.43)	1.05	1.98	2.54		1.20		(0.49)
Total from investment operations	1.02		(0.21)	1.34	2.17	2.78		1.34		(0.33)
Less distributions to shareholders:
Net investment income	(0.10)		(0.31)	(0.23)	(0.22)	(0.26)		(0.10)		(0.17)
Net realized gains	—		(1.39)	(1.10)	—	—		—		—
Total distributions to shareholders	(0.10)		(1.70)	(1.33)	(0.22)	(0.26)		(0.10)		(0.17)
Net asset value, end of period	$13.25		$12.33	$14.24	$14.23	$12.28		$9.76		$8.52
Total return	8.34%		(0.93%)	9.84%	17.90%	28.92%		15.76%		(3.88%)
Ratios to average net assets(b)
Total gross expenses	0.64	%(c)	0.63%	0.62%	0.63%	0.66	%(d)	0.63	%(c)	0.67%
Total net expenses(e)	0.64	%(c)	0.63%	0.62%	0.63%	0.66	%(d)	0.63	%(c)	0.67%
Net investment income	2.14	%(c)	1.72%	2.04%	1.46%	2.19%		2.13	%(c)	1.63%
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3	$3	$45,330		$39,849		$79,024
Portfolio turnover	15%		43%	48%	74%	43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,							Year Ended September 30,
Class K	(Unaudited)		2016	2015	2014	2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.36		$14.27	$14.26	$12.30	$9.77		$8.53		$9.04
Income from investment operations:
Net investment income	0.12		0.18	0.24	0.16	0.20		0.12		0.14
Net realized and unrealized gain (loss)	0.88		(0.44)	1.06	1.98	2.56		1.20		(0.50)
Total from investment operations	1.00		(0.26)	1.30	2.14	2.76		1.32		(0.36)
Less distributions to shareholders:
Net investment income	(0.08)		(0.26)	(0.19)	(0.18)	(0.23)		(0.08)		(0.15)
Net realized gains	—		(1.39)	(1.10)	—	—		—		—
Total distributions to shareholders	(0.08)		(1.65)	(1.29)	(0.18)	(0.23)		(0.08)		(0.15)
Net asset value, end of period	$13.28		$12.36	$14.27	$14.26	$12.30		$9.77		$8.53
Total return	8.14%		(1.24%)	9.46%	17.60%	28.61%		15.51%		(4.23%)
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.96%	0.95%	0.94%	0.94	%(d)	0.93	%(c)	0.97%
Total net expenses(e)	0.96	%(c)	0.96%	0.95%	0.94%	0.94	%(d)	0.93	%(c)	0.97%
Net investment income	1.85	%(c)	1.39%	1.68%	1.24%	1.88%		1.87	%(c)	1.36%
Supplemental data
Net assets, end of period (in thousands)	$36,190		$38,278	$59,092	$72,165	$168,438		$202,741		$189,510
Portfolio turnover	15%		43%	48%	74%	43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.28		$14.18		$14.18		$12.23		$9.72		$8.50		$8.99
Income from investment operations:
Net investment income	0.10		0.14		0.19		0.12		0.17		0.09		0.09
Net realized and unrealized gain (loss)	0.87		(0.43)		1.04		1.96		2.53		1.20		(0.48)
Total from investment operations	0.97		(0.29)		1.23		2.08		2.70		1.29		(0.39)
Less distributions to shareholders:
Net investment income	(0.06)		(0.22)		(0.13)		(0.13)		(0.19)		(0.07)		(0.10)
Net realized gains	—		(1.39)		(1.10)		—		—		—		—
Total distributions to shareholders	(0.06)		(1.61)		(1.23)		(0.13)		(0.19)		(0.07)		(0.10)
Net asset value, end of period	$13.19		$12.28		$14.18		$14.18		$12.23		$9.72		$8.50
Total return	7.94%		(1.52%)		9.04%		17.16%		28.05%		15.14%		(4.46%)
Ratios to average net assets(b)
Total gross expenses	1.28	%(c)	1.29%		1.30%		1.34%		1.39	%(d)	1.35	%(c)	1.38%
Total net expenses(e)	1.28	%(c)(f)	1.29	%(f)	1.30	%(f)	1.33	%(f)	1.33	%(d)(f)	1.35	%(c)	1.38	%(f)
Net investment income	1.51	%(c)	1.07%		1.36%		0.90%		1.53%		1.46	%(c)	0.95%
Supplemental data
Net assets, end of period (in thousands)	$5,667		$5,688		$7,687		$8,004		$9,859		$10,976		$10,114
Portfolio turnover	15%		43%		48%		74%		43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class R4	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.35		$14.26		$14.24		$12.28		$9.75		$8.51		$9.02
Income from investment operations:
Net investment income	0.13		0.20		0.26		0.18		0.20		0.11		0.11
Net realized and unrealized gain (loss)	0.88		(0.43)		1.06		1.97		2.54		1.20		(0.50)
Total from investment operations	1.01		(0.23)		1.32		2.15		2.74		1.31		(0.39)
Less distributions to shareholders:
Net investment income	(0.09)		(0.29)		(0.20)		(0.19)		(0.21)		(0.07)		(0.12)
Net realized gains	—		(1.39)		(1.10)		—		—		—		—
Total distributions to shareholders	(0.09)		(1.68)		(1.30)		(0.19)		(0.21)		(0.07)		(0.12)
Net asset value, end of period	$13.27		$12.35		$14.26		$14.24		$12.28		$9.75		$8.51
Total return	8.24%		(1.07%)		9.69%		17.71%		28.46%		15.37%		(4.52%)
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.79%		0.80%		0.84%		1.02	%(d)	1.18	%(c)	1.21%
Total net expenses(e)	0.79	%(c)(f)	0.79	%(f)	0.80	%(f)	0.83	%(f)	0.99	%(d)	1.18	%(c)	1.21%
Net investment income	2.01	%(c)	1.56%		1.81%		1.37%		1.91%		1.63	%(c)	1.06%
Supplemental data
Net assets, end of period (in thousands)	$7,379		$7,052		$10,520		$13,093		$22,154		$53,739		$53,617
Portfolio turnover	15%		43%		48%		74%		43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,							Year Ended September 30,
Class R5	(Unaudited)		2016	2015	2014	2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.36		$14.27	$14.26	$12.30	$9.77		$8.53		$9.03
Income from investment operations:
Net investment income	0.13		0.21	0.29	0.19	0.23		0.14		0.16
Net realized and unrealized gain (loss)	0.89		(0.43)	1.04	1.98	2.55		1.20		(0.49)
Total from investment operations	1.02		(0.22)	1.33	2.17	2.78		1.34		(0.33)
Less distributions to shareholders:
Net investment income	(0.10)		(0.30)	(0.22)	(0.21)	(0.25)		(0.10)		(0.17)
Net realized gains	—		(1.39)	(1.10)	—	—		—		—
Total distributions to shareholders	(0.10)		(1.69)	(1.32)	(0.21)	(0.25)		(0.10)		(0.17)
Net asset value, end of period	$13.28		$12.36	$14.27	$14.26	$12.30		$9.77		$8.53
Total return	8.27%		(0.98%)	9.73%	17.89%	28.95%		15.65%		(3.87%)
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.71%	0.70%	0.69%	0.70	%(d)	0.68	%(c)	0.72%
Total net expenses(e)	0.71	%(c)	0.71%	0.70%	0.69%	0.70	%(d)	0.68	%(c)	0.72%
Net investment income	2.08	%(c)	1.64%	2.00%	1.48%	2.14%		2.11	%(c)	1.62%
Supplemental data
Net assets, end of period (in thousands)	$33,532		$31,899	$29,830	$26,434	$83,244		$57,805		$57,903
Portfolio turnover	15%		43%	48%	74%	43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.37		$14.28		$14.27		$12.31		$9.78		$8.55		$9.04
Income from investment operations:
Net investment income	0.11		0.17		0.23		0.16		0.19		0.11		0.12
Net realized and unrealized gain (loss)	0.89		(0.44)		1.05		1.97		2.55		1.20		(0.48)
Total from investment operations	1.00		(0.27)		1.28		2.13		2.74		1.31		(0.36)
Less distributions to shareholders:
Net investment income	(0.07)		(0.25)		(0.17)		(0.17)		(0.21)		(0.08)		(0.13)
Net realized gains	—		(1.39)		(1.10)		—		—		—		—
Total distributions to shareholders	(0.07)		(1.64)		(1.27)		(0.17)		(0.21)		(0.08)		(0.13)
Net asset value, end of period	$13.30		$12.37		$14.28		$14.27		$12.31		$9.78		$8.55
Total return	8.16%		(1.37%)		9.31%		17.44%		28.38%		15.32%		(4.20%)
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.07%		1.10%		1.07%		1.11	%(d)	1.08	%(c)	1.10%
Total net expenses(e)	1.04	%(c)(f)	1.07	%(f)	1.08	%(f)	1.07	%(f)	1.08	%(d)(f)	1.08	%(c)	1.10	%(f)
Net investment income	1.75	%(c)	1.28%		1.59%		1.19%		1.77%		1.73	%(c)	1.23%
Supplemental data
Net assets, end of period (in thousands)	$3		$2		$3		$3		$4		$4		$3
Portfolio turnover	15%		43%		48%		74%		43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$12.47		$14.38	$14.36	$12.38	$10.33
Income from investment operations:
Net investment income	0.14		0.22	0.21	0.22	0.14
Net realized and unrealized gain (loss)	0.90		(0.44)	1.14	1.98	2.04
Total from investment operations	1.04		(0.22)	1.35	2.20	2.18
Less distributions to shareholders:
Net investment income	(0.10)		(0.30)	(0.23)	(0.22)	(0.13)
Net realized gains	—		(1.39)	(1.10)	—	—
Total distributions to shareholders	(0.10)		(1.69)	(1.33)	(0.22)	(0.13)
Net asset value, end of period	$13.41		$12.47	$14.38	$14.36	$12.38
Total return	8.39%		(0.93%)	9.79%	17.99%	21.23%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.66%	0.64%	0.64%	0.64	%(c)(d)
Total net expenses(e)	0.66	%(c)	0.66%	0.64%	0.64%	0.64	%(c)(d)
Net investment income	2.14	%(c)	1.68%	1.42%	1.63%	2.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$436		$403	$362	$20,127	$3
Portfolio turnover	15%		43%	48%	74%	43%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$12.34		$14.25		$14.24		$12.28		$9.76		$8.52		$9.03
Income from investment operations:
Net investment income	0.13		0.20		0.27		0.18		0.22		0.13		0.17
Net realized and unrealized gain (loss)	0.88		(0.43)		1.04		1.98		2.54		1.20		(0.52)
Total from investment operations	1.01		(0.23)		1.31		2.16		2.76		1.33		(0.35)
Less distributions to shareholders:
Net investment income	(0.09)		(0.29)		(0.20)		(0.20)		(0.24)		(0.09)		(0.16)
Net realized gains	—		(1.39)		(1.10)		—		—		—		—
Total distributions to shareholders	(0.09)		(1.68)		(1.30)		(0.20)		(0.24)		(0.09)		(0.16)
Net asset value, end of period	$13.26		$12.34		$14.25		$14.24		$12.28		$9.76		$8.52
Total return	8.24%		(1.08%)		9.62%		17.76%		28.69%		15.62%		(4.06%)
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.79%		0.80%		0.84%		0.89	%(d)	0.82	%(c)	0.87%
Total net expenses(e)	0.79	%(c)(f)	0.79	%(f)	0.80	%(f)	0.83	%(f)	0.83	%(d)(f)	0.82	%(c)	0.87	%(f)
Net investment income	2.00	%(c)	1.57%		1.90%		1.37%		2.03%		2.00	%(c)	1.77%
Supplemental data
Net assets, end of period (in thousands)	$24,758		$17,788		$20,150		$15,733		$54,418		$69,694		$58,213
Portfolio turnover	15%		43%		48%		74%		43%		16%		36%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.63% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class K	0.05
Class R	0.13
Class R4	0.13
Class R5	0.05
Class W	0.13
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $100.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $7,523,000 and $625,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $348,211 for Class A, $65 for Class B and $2,291 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through September 30, 2017
Class A	1.15%
Class B	1.90
Class C	1.90
Class I	0.80
Class K	1.10
Class R	1.40
Class R4	0.90
Class R5	0.85
Class W	1.15
Class Y	0.80
Class Z	0.90

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $1,910,763,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$480,400,000
Unrealized depreciation	(55,445,000)
Net unrealized appreciation	$424,955,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $19,584,565 as arising on June 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $340,962,014 and $505,691,377, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 85.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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33

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Diversified Equity Income Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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COLUMBIA DIVERSIFIED EQUITY INCOME FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to

Semiannual Report 2016
35

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA DIVERSIFIED EQUITY INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Diversified Equity Income Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR138_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA DIVIDEND OPPORTUNITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DIVIDEND OPPORTUNITY FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Approval of Management Agreement	38
Important Information About This Report	41

Semiannual Report 2016

COLUMBIA DIVIDEND OPPORTUNITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Dividend Opportunity Fund (the Fund) Class A shares returned 2.94% excluding sales charges for the six-month period that ended November 30, 2016.

■  During the same time period, the Fund underperformed both the MSCI USA High Dividend Yield Index (Net), which returned 5.07%, and the Russell 1000 Value Index, which returned 8.63%.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	08/01/88
Excluding sales charges		2.94	8.32	11.20	6.37
Including sales charges		-2.95	2.06	9.90	5.74
Class B	03/20/95
Excluding sales charges		2.58	7.59	10.39	5.57
Including sales charges		-2.42	2.59	10.12	5.57
Class C	06/26/00
Excluding sales charges		2.50	7.55	10.38	5.57
Including sales charges		1.50	6.55	10.38	5.57
Class I	03/04/04	3.12	8.82	11.68	6.81
Class K	03/20/95	2.97	8.49	11.35	6.56
Class R*	08/01/08	2.70	8.06	10.91	6.08
Class R4*	11/08/12	3.02	8.57	11.42	6.47
Class R5*	08/01/08	2.98	8.64	11.60	6.70
Class W	12/01/06	2.82	8.31	11.19	6.34
Class Y*	11/08/12	3.08	8.82	11.56	6.54
Class Z*	09/27/10	3.05	8.68	11.49	6.54
MSCI USA High Dividend Yield Index (Net)		5.07	11.80	12.96	7.00
Russell 1000 Value Index		8.63	12.02	14.69	5.70

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2016)
Chevron Corp.	5.8
AT&T, Inc.	5.8
Philip Morris International, Inc.	5.5
Pfizer, Inc.	4.1
Altria Group, Inc.	3.9
Intel Corp.	3.4
Cisco Systems, Inc.	3.3
Microsoft Corp.	3.3
Johnson & Johnson	3.1
Occidental Petroleum Corp.	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	93.5
Equity-Linked Notes	5.0
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	3.8
Consumer Staples	17.2
Energy	20.0
Financials	6.4
Health Care	11.8
Industrials	3.0
Information Technology	15.3
Materials	4.0
Telecommunication Services	9.8
Utilities	8.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA DIVIDEND OPPORTUNITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.40	1,020.10	5.04	5.01	0.99
Class B	1,000.00	1,000.00	1,025.80	1,016.34	8.84	8.80	1.74
Class C	1,000.00	1,000.00	1,025.00	1,016.34	8.83	8.80	1.74
Class I	1,000.00	1,000.00	1,031.20	1,021.96	3.16	3.14	0.62
Class K	1,000.00	1,000.00	1,029.70	1,020.46	4.68	4.66	0.92
Class R	1,000.00	1,000.00	1,027.00	1,018.85	6.30	6.28	1.24
Class R4	1,000.00	1,000.00	1,030.20	1,021.31	3.82	3.80	0.75
Class R5	1,000.00	1,000.00	1,029.80	1,021.71	3.41	3.40	0.67
Class W	1,000.00	1,000.00	1,028.20	1,020.10	5.03	5.01	0.99
Class Y	1,000.00	1,000.00	1,030.80	1,021.96	3.16	3.14	0.62
Class Z	1,000.00	1,000.00	1,030.50	1,021.31	3.82	3.80	0.75

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 3.5%
Automobiles 0.2%
Ford Motor Co.	862,802	10,319,112
Leisure Products 1.2%
Mattel, Inc.	1,660,251	52,414,124
Multiline Retail 1.7%
Kohl's Corp.	530,951	28,581,092
Macy's, Inc.	519,172	21,909,059
Nordstrom, Inc.	351,284	19,643,801
Total		70,133,952
Specialty Retail 0.4%
Staples, Inc.	1,761,430	17,033,028
Total Consumer Discretionary		149,900,216
CONSUMER STAPLES 16.1%
Food & Staples Retailing 0.6%
Wesfarmers Ltd.	799,271	24,610,149
Food Products 0.4%
Archer-Daniels-Midland Co.	349,923	15,127,171
Household Products 1.9%
Procter & Gamble Co. (The)	978,451	80,683,070
Tobacco 13.2%
Altria Group, Inc.	2,533,202	161,947,604
British American Tobacco PLC	1,242,604	68,307,749
Imperial Brands PLC	1,944,698	83,531,939
Philip Morris International, Inc.	2,582,560	227,988,397
Reynolds American, Inc.	383,442	20,744,212
Total		562,519,901
Total Consumer Staples		682,940,291
ENERGY 18.7%
Oil, Gas & Consumable Fuels 18.7%
BP PLC, ADR	2,665,910	93,333,544
Chevron Corp.	2,186,960	243,977,257
Enbridge Energy Management LLC(a)	1	30
ENI SpA	1,479,648	20,606,207
Exxon Mobil Corp.	1,195,221	104,342,793
Hess Corp.	89,758	5,022,858
Occidental Petroleum Corp.	1,649,266	117,691,622
Royal Dutch Shell PLC, Class A	2,326,253	58,968,894

Common Stocks (continued)

Issuer	Shares	Value ($)
Spectra Energy Corp.	781,461	32,000,828
Suncor Energy, Inc.	503,015	16,026,058
Total SA	972,285	46,325,048
Valero Energy Corp.	905,524	55,744,057
Total		794,039,196
Total Energy		794,039,196
FINANCIALS 6.0%
Banks 3.5%
Bank of America Corp.	1,594,911	33,684,520
Bank of Montreal	727,600	47,919,736
JPMorgan Chase & Co.	304,303	24,395,972
PacWest Bancorp	374,524	19,194,355
Toronto-Dominion Bank (The)	472,331	22,383,766
Total		147,578,349
Capital Markets 1.4%
Invesco Ltd.	819,579	25,661,019
Morgan Stanley	829,909	34,325,036
Total		59,986,055
Insurance 1.1%
Principal Financial Group, Inc.	779,377	44,962,259
Total Financials		252,526,663
HEALTH CARE 11.0%
Biotechnology 0.6%
AbbVie, Inc.	433,436	26,352,909
Pharmaceuticals 10.4%
GlaxoSmithKline PLC	1,887,057	35,310,025
Johnson & Johnson	1,167,571	129,950,652
Merck & Co., Inc.	1,703,646	104,246,099
Pfizer, Inc.	5,347,496	171,868,521
Total		441,375,297
Total Health Care		467,728,206
INDUSTRIALS 2.8%
Aerospace & Defense 2.2%
BAE Systems PLC	3,502,574	26,316,427
Lockheed Martin Corp.	259,472	68,824,948
Total		95,141,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 0.6%
Kansas City Southern	262,738	23,307,488
Total Industrials		118,448,863
INFORMATION TECHNOLOGY 14.4%
Communications Equipment 3.7%
Cisco Systems, Inc.	4,684,740	139,698,947
Telefonaktiebolaget LM Ericsson, Class B	3,584,722	18,458,434
Total		158,157,381
IT Services 1.8%
International Business Machines Corp.	456,401	74,037,370
Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.	4,149,882	144,000,905
QUALCOMM, Inc.	482,977	32,905,223
Total		176,906,128
Software 3.2%
Microsoft Corp.	2,273,376	136,993,638
Technology Hardware, Storage & Peripherals 1.5%
Seagate Technology PLC	1,558,899	62,511,850
Total Information Technology		608,606,367
MATERIALS 3.7%
Chemicals 2.8%
Dow Chemical Co. (The)	1,644,013	91,604,404
LyondellBasell Industries NV, Class A	309,311	27,936,970
Total		119,541,374
Containers & Packaging 0.9%
Graphic Packaging Holding Co.	1,549,496	19,477,165
International Paper Co.	285,562	13,912,580
WestRock Co.	107,774	5,518,029
Total		38,907,774
Total Materials		158,449,148
TELECOMMUNICATION SERVICES 9.2%
Diversified Telecommunication Services 8.4%
AT&T, Inc.	6,240,365	241,065,300
BCE, Inc.	851,110	36,665,819
CenturyLink, Inc.	2,159,205	50,784,501
Orange SA	1,725,040	25,148,035
Total		353,663,655

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.8%
Vodafone Group PLC	4,596,937	11,152,518
Vodafone Group PLC, ADR	946,627	23,135,564
Total		34,288,082
Total Telecommunication Services		387,951,737
UTILITIES 8.1%
Electric Utilities 6.3%
American Electric Power Co., Inc.	680,618	40,190,493
Duke Energy Corp.	789,857	58,267,751
Exelon Corp.	728,003	23,667,378
PG&E Corp.	606,550	35,665,140
PPL Corp.	1,300,164	43,503,487
Scottish & Southern Energy PLC	802,555	14,811,308
Xcel Energy, Inc.	1,297,427	50,612,627
Total		266,718,184
Multi-Utilities 1.8%
Ameren Corp.	880,945	43,272,019
DTE Energy Co.	378,493	35,233,913
Total		78,505,932
Total Utilities		345,224,116
Total Common Stocks (Cost: $3,437,831,270)		3,965,814,803

Equity-Linked Notes 5.0%

Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC (linked to common stock of Leidos Holdings, Inc.)(b) 02/08/17	11.880%	540,132	24,835,269
Credit Suisse AG (linked to common stock of United Continental Holdings, Inc.)(b) 02/22/17	12.250%	304,137	19,218,417
Deutsche Bank AG(b) (linked to common stock of American Airlines Group, Inc.) 02/10/17	12.500%	430,020	18,901,099
(linked to common stock of Anadarko Petroleum Corp.) 02/01/17	13.090%	348,243	22,659,476
(linked to common stock of Delta Air Lines, Inc.) 02/22/17	11.360%	407,636	18,743,919
(linked to common stock of Devon Energy Corp.) 02/01/17	18.410%	535,157	23,085,603
(linked to common stock of Eastman Chemical Co.) 02/10/17	9.800%	197,602	14,596,069

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Equity-Linked Notes (continued)

Issuer	Coupon Rate	Shares	Value ($)
JPMorgan Chase Bank NA (linked to common stock of WestRock Co.)(b) 02/21/17	15.930%	533,635	26,639,059
Royal Bank of Canada (linked to common stock of Amerada Hess Corp.)(b) 02/02/17	14.670%	417,895	22,662,446
Societe Generale SA (linked to common stock of CF Industries Holdings, Inc.)(b) 02/03/17	18.760%	690,345	19,315,715
Total Equity-Linked Notes (Cost: $195,386,784)			210,657,072

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(c)(d)	65,264,468	65,270,994
Total Money Market Funds (Cost: $65,264,468)		65,270,994
Total Investments (Cost: $3,698,482,522)		4,241,742,869
Other Assets & Liabilities, Net		2,060,329
Net Assets		4,243,803,198

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2016, the value of these securities amounted to $210,657,072 or 4.96% of net assets.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	48,622,017	1,041,946,051	(1,025,303,564)	(36)	65,264,468	179,582	65,270,994

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	149,900,216	—	—	149,900,216
Consumer Staples	506,490,454	176,449,837	—	682,940,291
Energy	668,139,017	125,900,179	—	794,039,196
Financials	252,526,663	—	—	252,526,663
Health Care	432,418,181	35,310,025	—	467,728,206
Industrials	92,132,436	26,316,427	—	118,448,863
Information Technology	590,147,933	18,458,434	—	608,606,367
Materials	158,449,148	—	—	158,449,148
Telecommunication Services	351,651,184	36,300,553	—	387,951,737
Utilities	330,412,808	14,811,308	—	345,224,116
Total Common Stocks	3,532,268,040	433,546,763	—	3,965,814,803
Equity-Linked Notes	—	210,657,072	—	210,657,072
Investments measured at net asset value
Money Market Funds	—	—	—	65,270,994
Total Investments	3,532,268,040	644,203,835	—	4,241,742,869

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,633,218,054)	$4,176,471,875
Affiliated issuers (identified cost $65,264,468)	65,270,994
Total investments (identified cost $3,698,482,522)	4,241,742,869
Receivable for:
Investments sold	15,288
Capital shares sold	2,615,501
Dividends	19,462,417
Foreign tax reclaims	1,774,702
Prepaid expenses	12,779
Other assets	35,839
Total assets	4,265,659,395
Liabilities
Payable for:
Investments purchased	15,066,882
Capital shares purchased	5,879,715
Management services fees	69,652
Distribution and/or service fees	30,300
Transfer agent fees	451,569
Plan administration fees	790
Compensation of board members	192,000
Chief compliance officer expenses	315
Other expenses	164,974
Total liabilities	21,856,197
Net assets applicable to outstanding capital stock	$4,243,803,198
Represented by
Paid-in capital	$3,658,869,274
Undistributed net investment income	31,807,741
Accumulated net realized gain	9,995,652
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	543,253,821
Investments — affiliated issuers	6,526
Foreign currency translations	(129,816)
Total — representing net assets applicable to outstanding capital stock	$4,243,803,198

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$2,686,054,088
Shares outstanding	287,879,696
Net asset value per share	$9.33
Maximum offering price per share(a)	$9.90
Class B
Net assets	$8,287,264
Shares outstanding	897,345
Net asset value per share	$9.24
Class C
Net assets	$405,228,514
Shares outstanding	44,322,825
Net asset value per share	$9.14
Class I
Net assets	$49,129,145
Shares outstanding	5,237,381
Net asset value per share	$9.38
Class K
Net assets	$3,550,161
Shares outstanding	378,637
Net asset value per share	$9.38
Class R
Net assets	$41,976,446
Shares outstanding	4,502,536
Net asset value per share	$9.32
Class R4
Net assets	$105,967,773
Shares outstanding	11,180,252
Net asset value per share	$9.48
Class R5
Net assets	$239,749,091
Shares outstanding	25,547,959
Net asset value per share	$9.38
Class W
Net assets	$72,015
Shares outstanding	7,706
Net asset value per share(b)	$9.34

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class Y
Net assets	$71,534,306
Shares outstanding	7,530,982
Net asset value per share	$9.50
Class Z
Net assets	$632,254,395
Shares outstanding	67,499,568
Net asset value per share	$9.37

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$86,395,170
Dividends — affiliated issuers	179,582
Interest	14,002,251
Foreign taxes withheld	(1,294,067)
Total income	99,282,936
Expenses:
Management services fees	13,049,810
Distribution and/or service fees
Class A	3,486,742
Class B	48,447
Class C	2,085,486
Class R	100,974
Class W	95
Transfer agent fees
Class A	1,773,028
Class B	6,174
Class C	265,122
Class K	966
Class R	25,630
Class R4	68,724
Class R5	59,286
Class W	49
Class Z	401,510
Plan administration fees
Class K	4,819
Compensation of board members	40,827
Custodian fees	41,547
Printing and postage fees	180,231
Registration fees	92,182
Audit fees	30,655
Legal fees	25,883
Chief compliance officer expenses	315
Other	74,032
Total expenses	21,862,534
Expense reductions	(40)
Total net expenses	21,862,494
Net investment income	77,420,442
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,464,131
Investments — affiliated issuers	(36)
Foreign currency translations	70,525
Forward foreign currency exchange contracts	10,874,177
Net realized gain	94,408,797
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(45,377,242)
Investments — affiliated issuers	6,526
Foreign currency translations	(41,351)
Net change in unrealized depreciation	(45,412,067)
Net realized and unrealized gain	48,996,730
Net increase in net assets resulting from operations	$126,417,172

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$77,420,442	$169,756,491
Net realized gain (loss)	94,408,797	(75,291,863)
Net change in unrealized depreciation	(45,412,067)	(60,757,890)
Net increase in net assets resulting from operations	126,417,172	33,706,738
Distributions to shareholders
Net investment income
Class A	(51,190,348)	(113,581,447)
Class B	(145,769)	(459,219)
Class C	(6,208,004)	(12,054,620)
Class I	(1,146,666)	(5,144,509)
Class K	(78,558)	(166,963)
Class R	(684,095)	(1,174,947)
Class R4	(2,065,332)	(4,912,593)
Class R5	(4,776,746)	(8,532,895)
Class W	(1,401)	(3,240)
Class Y	(1,362,906)	(2,327,437)
Class Z	(12,278,265)	(26,691,508)
Net realized gains
Class A	—	(63,099,606)
Class B	—	(301,813)
Class C	—	(8,673,788)
Class I	—	(2,635,664)
Class K	—	(94,657)
Class R	—	(743,037)
Class R4	—	(2,407,644)
Class R5	—	(4,345,419)
Class W	—	(1,798)
Class Y	—	(1,211,237)
Class Z	—	(13,724,645)
Total distributions to shareholders	(79,938,090)	(272,288,686)
Decrease in net assets from capital stock activity	(171,885,678)	(1,217,185,284)
Total decrease in net assets	(125,406,596)	(1,455,767,232)
Net assets at beginning of period	4,369,209,794	5,824,977,026
Net assets at end of period	$4,243,803,198	$4,369,209,794
Undistributed net investment income	$31,807,741	$34,325,389

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	16,888,344	158,576,868	35,381,035	316,281,842
Distributions reinvested	5,294,768	49,901,909	19,767,411	173,008,932
Redemptions	(38,125,999)	(357,743,282)	(143,038,034)	(1,286,334,788)
Net decrease	(15,942,887)	(149,264,505)	(87,889,588)	(797,044,014)
Class B shares
Subscriptions	22,342	208,563	30,638	271,917
Distributions reinvested	15,426	144,160	86,387	750,960
Redemptions(a)	(302,559)	(2,805,283)	(1,594,517)	(14,281,436)
Net decrease	(264,791)	(2,452,560)	(1,477,492)	(13,258,559)
Class C shares
Subscriptions	2,850,419	26,246,378	4,838,991	42,351,346
Distributions reinvested	613,416	5,670,807	2,193,518	18,805,247
Redemptions	(4,584,428)	(42,078,408)	(11,430,489)	(100,009,183)
Net decrease	(1,120,593)	(10,161,223)	(4,397,980)	(38,852,590)
Class I shares
Subscriptions	—	—	3,519,358	30,761,095
Distributions reinvested	121,132	1,146,614	882,787	7,780,024
Redemptions	(4,204,093)	(39,368,000)	(13,308,655)	(121,727,603)
Net decrease	(4,082,961)	(38,221,386)	(8,906,510)	(83,186,484)
Class K shares
Subscriptions	20,438	192,469	119,974	1,068,348
Distributions reinvested	8,298	78,558	29,569	259,691
Redemptions	(161,740)	(1,536,007)	(125,526)	(1,111,521)
Net increase (decrease)	(133,004)	(1,264,980)	24,017	216,518
Class R shares
Subscriptions	1,031,103	9,630,748	1,554,021	13,914,534
Distributions reinvested	67,586	636,974	195,163	1,704,171
Redemptions	(777,835)	(7,318,245)	(1,377,117)	(12,259,278)
Net increase	320,854	2,949,477	372,067	3,359,427
Class R4 shares
Subscriptions	1,519,106	14,512,880	10,475,241	98,280,747
Distributions reinvested	186,768	1,786,317	686,800	6,103,769
Redemptions	(1,837,437)	(17,473,357)	(11,797,984)	(106,940,651)
Net decrease	(131,563)	(1,174,160)	(635,943)	(2,556,135)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	6,114,928	58,234,978	12,392,645	112,294,308
Distributions reinvested	457,709	4,336,668	1,351,561	11,873,715
Redemptions	(6,610,395)	(62,784,959)	(14,735,221)	(131,295,575)
Net decrease	(37,758)	(213,313)	(991,015)	(7,127,552)
Class W shares
Distributions reinvested	144	1,358	560	4,910
Redemptions	(690)	(6,400)	(4,110)	(36,628)
Net decrease	(546)	(5,042)	(3,550)	(31,718)
Class Y shares
Subscriptions	1,106,426	10,546,135	2,593,530	23,120,567
Distributions reinvested	142,199	1,362,906	398,089	3,538,674
Redemptions	(719,308)	(6,872,933)	(2,175,824)	(19,894,303)
Net increase	529,317	5,036,108	815,795	6,764,938
Class Z shares
Subscriptions	13,994,761	131,533,363	15,249,835	136,726,901
Distributions reinvested	1,131,722	10,699,331	3,859,423	33,933,358
Redemptions	(12,668,721)	(119,346,788)	(50,529,246)	(456,129,374)
Net increase (decrease)	2,457,762	22,885,906	(31,419,988)	(285,469,115)
Total net decrease	(18,406,170)	(171,885,678)	(134,510,187)	(1,217,185,284)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$9.23		$9.58		$10.67		$9.83		$8.14		$8.31		$6.31
Income from investment operations:
Net investment income	0.17		0.32		0.31		0.28		0.30		0.26		0.31
Net realized and unrealized gain (loss)	0.10		(0.16)		0.23		1.34		1.69		(0.22)		1.98
Total from investment operations	0.27		0.16		0.54		1.62		1.99		0.04		2.29
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)		(0.29)		(0.28)		(0.30)		(0.21)		(0.29)
Net realized gains	—		(0.19)		(1.34)		(0.50)		—		—		—
Total distributions to shareholders	(0.17)		(0.51)		(1.63)		(0.78)		(0.30)		(0.21)		(0.29)
Net asset value, end of period	$9.33		$9.23		$9.58		$10.67		$9.83		$8.14		$8.31
Total return	2.94%		2.08%		5.82%		17.30%		25.05%		0.58%		36.74%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.01	%(d)	1.00%		1.01%		1.05%		1.08	%(c)	1.16%
Total net expenses(e)	0.99	%(c)(f)	1.01	%(d)(f)	1.00	%(f)	1.01	%(f)	1.05	%(f)	1.08	%(c)(f)	1.16%
Net investment income	3.54	%(c)	3.53%		3.08%		2.75%		3.32%		3.49	%(c)	4.01%
Supplemental data
Net assets, end of period (in thousands)	$2,686,054		$2,805,177		$3,754,040		$4,011,117		$3,705,617		$2,660,013		$1,630,280
Portfolio turnover	32%		85%		78%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.
Semiannual Report 2016
18

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$9.14		$9.49		$10.58		$9.76		$8.08		$8.26		$6.27
Income from investment operations:
Net investment income	0.13		0.24		0.23		0.20		0.23		0.20		0.27
Net realized and unrealized gain (loss)	0.11		(0.15)		0.23		1.32		1.69		(0.22)		1.95
Total from investment operations	0.24		0.09		0.46		1.52		1.92		(0.02)		2.22
Less distributions to shareholders:
Net investment income	(0.14)		(0.25)		(0.21)		(0.20)		(0.24)		(0.16)		(0.23)
Net realized gains	—		(0.19)		(1.34)		(0.50)		—		—		—
Total distributions to shareholders	(0.14)		(0.44)		(1.55)		(0.70)		(0.24)		(0.16)		(0.23)
Net asset value, end of period	$9.24		$9.14		$9.49		$10.58		$9.76		$8.08		$8.26
Total return	2.58%		1.32%		5.05%		16.33%		24.21%		(0.14%)		35.72%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.76	%(d)	1.75%		1.76%		1.80%		1.83	%(c)	1.92%
Total net expenses(e)	1.74	%(c)(f)	1.76	%(d)(f)	1.75	%(f)	1.76	%(f)	1.80	%(f)	1.83	%(c)(f)	1.91%
Net investment income	2.78	%(c)	2.73%		2.29%		1.98%		2.58%		2.68	%(c)	3.50%
Supplemental data
Net assets, end of period (in thousands)	$8,287		$10,622		$25,055		$39,217		$53,428		$56,776		$65,777
Portfolio turnover	32%		85%		78%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$9.05		$9.40		$10.50		$9.68		$8.02		$8.22		$6.25
Income from investment operations:
Net investment income	0.13		0.25		0.23		0.20		0.23		0.20		0.25
Net realized and unrealized gain (loss)	0.10		(0.16)		0.22		1.32		1.68		(0.23)		1.96
Total from investment operations	0.23		0.09		0.45		1.52		1.91		(0.03)		2.21
Less distributions to shareholders:
Net investment income	(0.14)		(0.25)		(0.21)		(0.20)		(0.25)		(0.17)		(0.24)
Net realized gains	—		(0.19)		(1.34)		(0.50)		—		—		—
Total distributions to shareholders	(0.14)		(0.44)		(1.55)		(0.70)		(0.25)		(0.17)		(0.24)
Net asset value, end of period	$9.14		$9.05		$9.40		$10.50		$9.68		$8.02		$8.22
Total return	2.50%		1.33%		5.00%		16.46%		24.25%		(0.25%)		35.71%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.76	%(d)	1.75%		1.76%		1.80%		1.84	%(c)	1.91%
Total net expenses(e)	1.74	%(c)(f)	1.76	%(d)(f)	1.75	%(f)	1.76	%(f)	1.80	%(f)	1.84	%(c)(f)	1.90%
Net investment income	2.79	%(c)	2.79%		2.35%		2.06%		2.56%		2.76	%(c)	3.26%
Supplemental data
Net assets, end of period (in thousands)	$405,229		$411,269		$468,629		$445,402		$313,275		$143,150		$52,281
Portfolio turnover	32%		85%		78%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,							Year Ended June 30,
Class I	(Unaudited)		2016		2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$9.28		$9.63		$10.72	$9.87	$8.17	$8.34		$6.32
Income from investment operations:
Net investment income	0.19		0.35		0.35	0.31	0.34	0.29		0.35
Net realized and unrealized gain (loss)	0.10		(0.15)		0.23	1.36	1.70	(0.23)		1.99
Total from investment operations	0.29		0.20		0.58	1.67	2.04	0.06		2.34
Less distributions to shareholders:
Net investment income	(0.19)		(0.36)		(0.33)	(0.32)	(0.34)	(0.23)		(0.32)
Net realized gains	—		(0.19)		(1.34)	(0.50)	—	—		—
Total distributions to shareholders	(0.19)		(0.55)		(1.67)	(0.82)	(0.34)	(0.23)		(0.32)
Net asset value, end of period	$9.38		$9.28		$9.63	$10.72	$9.87	$8.17		$8.34
Total return	3.12%		2.49%		6.23%	17.83%	25.59%	0.90%		37.51%
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)	0.61	%(d)	0.60%	0.60%	0.62%	0.66	%(c)	0.75%
Total net expenses(e)	0.62	%(c)	0.61	%(d)	0.60%	0.60%	0.62%	0.66	%(c)	0.75%
Net investment income	3.96	%(c)	3.89%		3.46%	3.08%	3.76%	3.90	%(c)	4.58%
Supplemental data
Net assets, end of period (in thousands)	$49,129		$86,500		$175,535	$205,817	$311,786	$306,301		$232,481
Portfolio turnover	32%		85%		78%	73%	62%	28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,							Year Ended June 30,
Class K	(Unaudited)		2016		2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$9.28		$9.63		$10.71	$9.87	$8.17	$8.34		$6.33
Income from investment operations:
Net investment income	0.17		0.33		0.33	0.29	0.31	0.27		0.32
Net realized and unrealized gain (loss)	0.11		(0.16)		0.23	1.34	1.71	(0.23)		1.99
Total from investment operations	0.28		0.17		0.56	1.63	2.02	0.04		2.31
Less distributions to shareholders:
Net investment income	(0.18)		(0.33)		(0.30)	(0.29)	(0.32)	(0.21)		(0.30)
Net realized gains	—		(0.19)		(1.34)	(0.50)	—	—		—
Total distributions to shareholders	(0.18)		(0.52)		(1.64)	(0.79)	(0.32)	(0.21)		(0.30)
Net asset value, end of period	$9.38		$9.28		$9.63	$10.71	$9.87	$8.17		$8.34
Total return	2.97%		2.17%		6.01%	17.37%	25.25%	0.68%		36.95%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.92	%(d)	0.90%	0.91%	0.90%	0.94	%(c)	1.01%
Total net expenses(e)	0.92	%(c)	0.92	%(d)	0.90%	0.91%	0.90%	0.94	%(c)	1.01%
Net investment income	3.66	%(c)	3.66%		3.21%	2.88%	3.47%	3.60	%(c)	4.05%
Supplemental data
Net assets, end of period (in thousands)	$3,550		$4,746		$4,694	$4,352	$3,972	$3,656		$3,795
Portfolio turnover	32%		85%		78%	73%	62%	28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$9.23		$9.58		$10.66		$9.83		$8.14		$8.33		$6.32
Income from investment operations:
Net investment income	0.15		0.30		0.29		0.26		0.28		0.25		0.29
Net realized and unrealized gain (loss)	0.10		(0.16)		0.23		1.32		1.70		(0.24)		1.99
Total from investment operations	0.25		0.14		0.52		1.58		1.98		0.01		2.28
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)		(0.26)		(0.25)		(0.29)		(0.20)		(0.27)
Net realized gains	—		(0.19)		(1.34)		(0.50)		—		—		—
Total distributions to shareholders	(0.16)		(0.49)		(1.60)		(0.75)		(0.29)		(0.20)		(0.27)
Net asset value, end of period	$9.32		$9.23		$9.58		$10.66		$9.83		$8.14		$8.33
Total return	2.70%		1.83%		5.65%		16.89%		24.84%		0.31%		36.53%
Ratios to average net assets(b)
Total gross expenses	1.24	%(c)	1.26	%(d)	1.25%		1.26%		1.30%		1.32	%(c)	1.42%
Total net expenses(e)	1.24	%(c)(f)	1.26	%(d)(f)	1.25	%(f)	1.26	%(f)	1.30	%(f)	1.32	%(c)(f)	1.42%
Net investment income	3.29	%(c)	3.31%		2.87%		2.61%		3.05%		3.36	%(c)	3.79%
Supplemental data
Net assets, end of period (in thousands)	$41,976		$38,578		$36,480		$31,544		$17,375		$5,365		$464
Portfolio turnover	32%		85%		78%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.38		$9.73		$10.81		$9.95		$8.62
Income from investment operations:
Net investment income	0.18		0.35		0.35		0.33		0.20
Net realized and unrealized gain (loss)	0.10		(0.17)		0.23		1.33		1.31
Total from investment operations	0.28		0.18		0.58		1.66		1.51
Less distributions to shareholders:
Net investment income	(0.18)		(0.34)		(0.32)		(0.30)		(0.18)
Net realized gains	—		(0.19)		(1.34)		(0.50)		—
Total distributions to shareholders	(0.18)		(0.53)		(1.66)		(0.80)		(0.18)
Net asset value, end of period	$9.48		$9.38		$9.73		$10.81		$9.95
Total return	3.02%		2.31%		6.11%		17.57%		17.71%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.76	%(d)	0.75%		0.77%		0.83	%(c)
Total net expenses(e)	0.75	%(c)(f)	0.76	%(d)(f)	0.75	%(f)	0.77	%(f)	0.83	%(c)
Net investment income	3.79	%(c)	3.78%		3.39%		3.23%		3.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$105,968		$106,063		$116,211		$79,510		$12,222
Portfolio turnover	32%		85%		78%		73%		62%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,							Year Ended June 30,
Class R5	(Unaudited)		2016		2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$9.29		$9.64		$10.72	$9.88	$8.17	$8.34		$6.33
Income from investment operations:
Net investment income	0.18		0.35		0.35	0.32	0.33	0.29		0.32
Net realized and unrealized gain (loss)	0.10		(0.16)		0.24	1.34	1.72	(0.23)		2.01
Total from investment operations	0.28		0.19		0.59	1.66	2.05	0.06		2.33
Less distributions to shareholders:
Net investment income	(0.19)		(0.35)		(0.33)	(0.32)	(0.34)	(0.23)		(0.32)
Net realized gains	—		(0.19)		(1.34)	(0.50)	—	—		—
Total distributions to shareholders	(0.19)		(0.54)		(1.67)	(0.82)	(0.34)	(0.23)		(0.32)
Net asset value, end of period	$9.38		$9.29		$9.64	$10.72	$9.88	$8.17		$8.34
Total return	2.98%		2.44%		6.29%	17.65%	25.68%	0.89%		37.27%
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.67	%(d)	0.65%	0.65%	0.66%	0.67	%(c)	0.75%
Total net expenses(e)	0.67	%(c)	0.67	%(d)	0.65%	0.65%	0.66%	0.67	%(c)	0.75%
Net investment income	3.89	%(c)	3.89%		3.41%	3.19%	3.52%	3.88	%(c)	3.95%
Supplemental data
Net assets, end of period (in thousands)	$239,749		$237,565		$256,079	$310,352	$191,577	$30,819		$21,589
Portfolio turnover	32%		85%		78%	73%	62%	28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$9.25		$9.60		$10.69		$9.85		$8.15		$8.33		$6.32
Income from investment operations:
Net investment income	0.17		0.32		0.31		0.24		0.30		0.25		0.27
Net realized and unrealized gain (loss)	0.09		(0.16)		0.23		1.38		1.71		(0.23)		2.04
Total from investment operations	0.26		0.16		0.54		1.62		2.01		0.02		2.31
Less distributions to shareholders:
Net investment income	(0.17)		(0.32)		(0.29)		(0.28)		(0.31)		(0.20)		(0.30)
Net realized gains	—		(0.19)		(1.34)		(0.50)		—		—		—
Total distributions to shareholders	(0.17)		(0.51)		(1.63)		(0.78)		(0.31)		(0.20)		(0.30)
Net asset value, end of period	$9.34		$9.25		$9.60		$10.69		$9.85		$8.15		$8.33
Total return	2.82%		2.08%		5.82%		17.28%		25.19%		0.38%		36.95%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.01	%(d)	1.00%		1.01%		1.05%		1.11	%(c)	1.14%
Total net expenses(e)	0.99	%(c)(f)	1.01	%(d)(f)	1.00	%(f)	1.01	%(f)	1.05	%(f)	1.11	%(c)(f)	1.14%
Net investment income	3.55	%(c)	3.51%		2.99%		2.32%		3.27%		3.42	%(c)	3.36%
Supplemental data
Net assets, end of period (in thousands)	$72		$76		$113		$201		$128,328		$18,330		$21,260
Portfolio turnover	32%		85%		78%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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26

COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.40		$9.74		$10.83	$9.96	$8.63
Income from investment operations:
Net investment income	0.19		0.36		0.36	0.34	0.22
Net realized and unrealized gain (loss)	0.10		(0.15)		0.22	1.35	1.29
Total from investment operations	0.29		0.21		0.58	1.69	1.51
Less distributions to shareholders:
Net investment income	(0.19)		(0.36)		(0.33)	(0.32)	(0.18)
Net realized gains	—		(0.19)		(1.34)	(0.50)	—
Total distributions to shareholders	(0.19)		(0.55)		(1.67)	(0.82)	(0.18)
Net asset value, end of period	$9.50		$9.40		$9.74	$10.83	$9.96
Total return	3.08%		2.56%		6.17%	17.84%	17.73%
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)	0.62	%(d)	0.60%	0.61%	0.71	%(c)
Total net expenses(e)	0.62	%(c)	0.62	%(d)	0.60%	0.61%	0.71	%(c)
Net investment income	3.92	%(c)	3.97%		3.54%	3.29%	4.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$71,534		$65,791		$60,275	$38,342	$4,064
Portfolio turnover	32%		85%		78%	73%	62%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended June 30,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$9.27		$9.62		$10.71		$9.86		$8.16		$8.34		$7.20
Income from investment operations:
Net investment income	0.18		0.34		0.34		0.30		0.32		0.28		0.24
Net realized and unrealized gain (loss)	0.10		(0.16)		0.23		1.35		1.71		(0.24)		1.14
Total from investment operations	0.28		0.18		0.57		1.65		2.03		0.04		1.38
Less distributions to shareholders:
Net investment income	(0.18)		(0.34)		(0.32)		(0.30)		(0.33)		(0.22)		(0.24)
Net realized gains	—		(0.19)		(1.34)		(0.50)		—		—		—
Total distributions to shareholders	(0.18)		(0.53)		(1.66)		(0.80)		(0.33)		(0.22)		(0.24)
Net asset value, end of period	$9.37		$9.27		$9.62		$10.71		$9.86		$8.16		$8.34
Total return	3.05%		2.34%		6.07%		17.65%		25.42%		0.65%		19.28%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.76	%(e)	0.75%		0.76%		0.80%		0.84	%(d)	0.87	%(d)
Total net expenses(f)	0.75	%(d)(g)	0.76	%(e)(g)	0.75	%(g)	0.76	%(g)	0.80	%(g)	0.84	%(d)(g)	0.87	%(d)
Net investment income	3.79	%(d)	3.76%		3.33%		3.00%		3.58%		3.79	%(d)	3.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$632,254		$602,822		$927,865		$1,022,666		$1,069,240		$671,036		$138,659
Portfolio turnover	32%		85%		78%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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28

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

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COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or

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COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage

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COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	10,874,177

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,390,460	(79,216)

*Based on the monthly outstanding amounts for the six months ended November 30, 2016.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In

Semiannual Report 2016
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COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.60% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's

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COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class K	0.05
Class R	0.13
Class R4	0.13
Class R5	0.05
Class W	0.13
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,279,000 and $1,050,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $986,765 for Class A, $815 for Class B and $6,626 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2016
35

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.16%	1.15%
Class B	1.91	1.90
Class C	1.91	1.90
Class I	0.81	0.79
Class K	1.11	1.09
Class R	1.41	1.40
Class R4	0.91	0.90
Class R5	0.86	0.84
Class W	1.16	1.15
Class Y	0.81	0.79
Class Z	0.91	0.90

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $3,698,483,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$656,768,000
Unrealized depreciation	(113,508,000)
Net unrealized appreciation	$543,260,000

The following capital loss carryforwards, determined as of May 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	71,653,262

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,382,924,093 and $1,537,331,429, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Semiannual Report 2016
36

COLUMBIA DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, one unaffiliated shareholder of record owned 12.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 52.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
37

COLUMBIA DIVIDEND OPPORTUNITY FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
38

COLUMBIA DIVIDEND OPPORTUNITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with

Semiannual Report 2016
39

COLUMBIA DIVIDEND OPPORTUNITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
40

COLUMBIA DIVIDEND OPPORTUNITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
41

Columbia Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR140_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA SELECT LARGE-CAP VALUE FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SELECT LARGE-CAP VALUE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Approval of Management Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SELECT LARGE-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Select Large-Cap Value Fund (the Fund) Class A shares returned 12.83% excluding sales charges for the six-month period that ended November 30, 2016.

■  During the same time period, the Fund outperformed the Russell 1000 Value Index, which returned 8.63%, as well as the S&P 500 Index, a measure of the broader equity market, which returned 6.01%.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		12.83	13.88	14.94	7.47
Including sales charges		6.33	7.35	13.58	6.84
Class B	04/25/97
Excluding sales charges		12.39	13.02	14.08	6.66
Including sales charges		7.39	8.02	13.84	6.66
Class C	05/27/99
Excluding sales charges		12.46	13.08	14.08	6.68
Including sales charges		11.46	12.08	14.08	6.68
Class I*	08/03/09	13.02	14.32	15.41	7.79
Class K*	08/03/09	12.93	14.01	15.06	7.56
Class R	04/30/03	12.68	13.59	14.65	7.18
Class R4*	11/08/12	13.00	14.21	15.18	7.58
Class R5	11/30/01	13.05	14.28	15.34	7.92
Class W*	09/27/10	12.86	13.91	14.93	7.08
Class Y*	10/01/14	13.06	14.35	15.15	7.57
Class Z*	09/27/10	12.97	14.14	15.23	7.64
Russell 1000 Value Index		8.63	12.02	14.69	5.70
S&P 500 Index		6.01	8.06	14.45	6.89

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2016)
NextEra Energy, Inc.	4.4
Verizon Communications, Inc.	4.4
Corning, Inc.	4.4
Bank of America Corp.	4.3
Humana, Inc.	3.9
Applied Materials, Inc.	3.8
Citigroup, Inc.	3.7
JPMorgan Chase & Co.	3.5
Morgan Stanley	3.4
Wells Fargo & Co.	3.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	100.0
Money Market Funds	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	2.7
Consumer Staples	10.0
Energy	14.9
Financials	24.6
Health Care	9.6
Industrials	8.1
Information Technology	16.4
Materials	2.6
Telecommunication Services	4.4
Utilities	6.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Richard Taft*

*Effective October 2016, Mr. Taft was named a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA SELECT LARGE-CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,128.30	1,019.15	6.30	5.97	1.18
Class B	1,000.00	1,000.00	1,123.90	1,015.39	10.28	9.75	1.93
Class C	1,000.00	1,000.00	1,124.60	1,015.39	10.28	9.75	1.93
Class I	1,000.00	1,000.00	1,130.20	1,021.11	4.22	4.00	0.79
Class K	1,000.00	1,000.00	1,129.30	1,019.65	5.76	5.47	1.08
Class R	1,000.00	1,000.00	1,126.80	1,017.90	7.62	7.23	1.43
Class R4	1,000.00	1,000.00	1,130.00	1,020.41	4.97	4.71	0.93
Class R5	1,000.00	1,000.00	1,130.50	1,020.86	4.49	4.26	0.84
Class W	1,000.00	1,000.00	1,128.60	1,019.15	6.30	5.97	1.18
Class Y	1,000.00	1,000.00	1,130.60	1,021.11	4.22	4.00	0.79
Class Z	1,000.00	1,000.00	1,129.70	1,020.41	4.97	4.71	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 2.7%
Specialty Retail 2.7%
Lowe's Companies, Inc.	290,000	20,459,500
Total Consumer Discretionary		20,459,500
CONSUMER STAPLES 10.0%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	100,000	15,011,000
Food Products 2.6%
Tyson Foods, Inc., Class A	353,018	20,054,953
Tobacco 5.4%
Altria Group, Inc.	375,000	23,973,750
Philip Morris International, Inc.	200,000	17,656,000
Total		41,629,750
Total Consumer Staples		76,695,703
ENERGY 14.8%
Energy Equipment & Services 3.3%
Halliburton Co.	477,000	25,323,930
Oil, Gas & Consumable Fuels 11.5%
Anadarko Petroleum Corp.	340,000	23,511,000
Chevron Corp.	163,212	18,207,931
Marathon Oil Corp.	450,000	8,127,000
Marathon Petroleum Corp.	290,000	13,635,800
Valero Energy Corp.	225,000	13,851,000
Williams Companies, Inc. (The)	350,000	10,745,000
Total		88,077,731
Total Energy		113,401,661
FINANCIALS 24.5%
Banks 14.7%
Bank of America Corp.	1,550,000	32,736,000
Citigroup, Inc.	500,000	28,195,000
JPMorgan Chase & Co.	330,000	26,456,100
Wells Fargo & Co.	480,000	25,401,600
Total		112,788,700
Capital Markets 3.4%
Morgan Stanley	625,000	25,850,000

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 6.4%
MetLife, Inc.	450,000	24,754,500
Unum Group	575,000	24,305,250
Total		49,059,750
Total Financials		187,698,450
HEALTH CARE 9.6%
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	250,000	11,092,500
Health Care Providers & Services 5.6%
Express Scripts Holding Co.(a)	175,000	13,279,000
Humana, Inc.	140,000	29,769,600
Total		43,048,600
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	340,000	19,189,600
Total Health Care		73,330,700
INDUSTRIALS 8.1%
Aerospace & Defense 1.8%
United Technologies Corp.	125,000	13,465,000
Industrial Conglomerates 2.7%
Honeywell International, Inc.	185,000	21,078,900
Road & Rail 3.6%
CSX Corp.	480,000	17,188,800
Union Pacific Corp.	100,000	10,133,000
Total		27,321,800
Total Industrials		61,865,700
INFORMATION TECHNOLOGY 16.3%
Communications Equipment 2.1%
Juniper Networks, Inc.	600,000	16,524,000
Electronic Equipment, Instruments & Components 4.4%
Corning, Inc.	1,400,000	33,642,000
IT Services 2.8%
Teradata Corp.(a)	800,000	21,480,000
Semiconductors & Semiconductor Equipment 7.0%
Applied Materials, Inc.	900,000	28,980,000
QUALCOMM, Inc.	359,017	24,459,828
Total		53,439,828
Total Information Technology		125,085,828

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 2.6%
Chemicals 2.6%
FMC Corp.	350,000	19,642,000
Total Materials		19,642,000
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 4.4%
Verizon Communications, Inc.	675,000	33,682,500
Total Telecommunication Services		33,682,500
UTILITIES 6.6%
Electric Utilities 4.4%
NextEra Energy, Inc.	295,000	33,697,850
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	1,500,000	17,175,000
Total Utilities		50,872,850
Total Common Stocks (Cost: $457,149,059)		762,734,892

Money Market Funds —%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(b)(c)	329,218	329,251
Total Money Market Funds (Cost: $329,218)		329,251
Total Investments (Cost: $457,478,277)		763,064,143
Other Assets & Liabilities, Net		2,981,697
Net Assets		766,045,840

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	74,073,164	(73,744,001)	55	329,218	9,963	329,251

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	20,459,500	—	—	20,459,500
Consumer Staples	76,695,703	—	—	76,695,703
Energy	113,401,661	—	—	113,401,661
Financials	187,698,450	—	—	187,698,450
Health Care	73,330,700	—	—	73,330,700
Industrials	61,865,700	—	—	61,865,700
Information Technology	125,085,828	—	—	125,085,828
Materials	19,642,000	—	—	19,642,000
Telecommunication Services	33,682,500	—	—	33,682,500
Utilities	50,872,850	—	—	50,872,850
Total Common Stocks	762,734,892	—	—	762,734,892
Investments measured at net asset value
Money Market Funds	—	—	—	329,251
Total Investments	762,734,892	—	—	763,064,143

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $457,149,059)	$762,734,892
Affiliated issuers (identified cost $329,218)	329,251
Total investments (identified cost $457,478,277)	763,064,143
Receivable for:
Investments sold	1,397,546
Capital shares sold	1,142,564
Dividends	2,179,698
Expense reimbursement due from Investment Manager	721
Prepaid expenses	3,803
Other assets	16,317
Total assets	767,804,792
Liabilities
Payable for:
Capital shares purchased	1,506,544
Management services fees	15,543
Distribution and/or service fees	3,895
Transfer agent fees	98,132
Plan administration fees	5
Compensation of board members	40,477
Chief compliance officer expenses	54
Other expenses	94,302
Total liabilities	1,758,952
Net assets applicable to outstanding capital stock	$766,045,840
Represented by
Paid-in capital	$405,167,642
Undistributed net investment income	8,600,936
Accumulated net realized gain	46,691,396
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	305,585,833
Investments — affiliated issuers	33
Total — representing net assets applicable to outstanding capital stock	$766,045,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$223,077,516
Shares outstanding	9,226,643
Net asset value per share	$24.18
Maximum offering price per share(a)	$25.66
Class B
Net assets	$732,437
Shares outstanding	32,832
Net asset value per share	$22.31
Class C
Net assets	$69,339,523
Shares outstanding	3,109,928
Net asset value per share	$22.30
Class I
Net assets	$126,307,761
Shares outstanding	5,051,521
Net asset value per share	$25.00
Class K
Net assets	$21,200
Shares outstanding	852
Net asset value per share(b)	$24.89
Class R
Net assets	$24,924,893
Shares outstanding	1,046,652
Net asset value per share	$23.81
Class R4
Net assets	$26,152,373
Shares outstanding	1,034,234
Net asset value per share	$25.29
Class R5
Net assets	$24,835,914
Shares outstanding	992,382
Net asset value per share	$25.03
Class W
Net assets	$24,132,616
Shares outstanding	1,003,568
Net asset value per share	$24.05
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class Y
Net assets	$791,948
Shares outstanding	31,226
Net asset value per share	$25.36
Class Z
Net assets	$245,729,659
Shares outstanding	9,827,670
Net asset value per share	$25.00

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,796,272
Dividends — affiliated issuers	9,963
Total income	8,806,235
Expenses:
Management services fees	2,826,885
Distribution and/or service fees
Class A	272,803
Class B	3,834
Class C	339,719
Class R	59,812
Class W	31,582
Transfer agent fees
Class A	176,922
Class B	622
Class C	55,077
Class K	5
Class R	19,382
Class R4	23,125
Class R5	5,819
Class W	20,497
Class Z	193,502
Plan administration fees
Class K	24
Compensation of board members	11,445
Custodian fees	4,214
Printing and postage fees	44,705
Registration fees	67,352
Audit fees	14,221
Legal fees	7,832
Chief compliance officer expenses	54
Other	13,663
Total expenses	4,193,096
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(86,312)
Expense reductions	(852)
Total net expenses	4,105,932
Net investment income	4,700,303
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,371,267
Investments — affiliated issuers	55
Net realized gain	31,371,322
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	54,791,212
Investments — affiliated issuers	33
Net change in unrealized appreciation	54,791,245
Net realized and unrealized gain	86,162,567
Net increase in net assets resulting from operations	$90,862,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$4,700,303	$11,707,404
Net realized gain	31,371,322	39,681,645
Net change in unrealized appreciation (depreciation)	54,791,245	(97,585,038)
Net increase (decrease) in net assets resulting from operations	90,862,870	(46,195,989)
Distributions to shareholders
Net investment income
Class A	—	(3,675,703)
Class B	—	(7,544)
Class C	—	(529,501)
Class I	—	(2,329,298)
Class K	—	(269)
Class R	—	(258,421)
Class R4	—	(390,019)
Class R5	—	(408,110)
Class W	—	(390,546)
Class Y	—	(310)
Class Z	—	(4,943,094)
Net realized gains
Class A	—	(7,389,742)
Class B	—	(33,910)
Class C	—	(2,380,229)
Class I	—	(3,616,709)
Class K	—	(506)
Class R	—	(636,876)
Class R4	—	(662,113)
Class R5	—	(654,490)
Class W	—	(785,164)
Class Y	—	(470)
Class Z	—	(8,391,619)
Total distributions to shareholders	—	(37,484,643)
Decrease in net assets from capital stock activity	(97,805,195)	(171,986,601)
Total decrease in net assets	(6,942,325)	(255,667,233)
Net assets at beginning of period	772,988,165	1,028,655,398
Net assets at end of period	$766,045,840	$772,988,165
Undistributed net investment income	$8,600,936	$3,900,633

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	632,874	14,334,128	1,937,587	40,857,940
Distributions reinvested	—	—	444,319	9,010,782
Redemptions	(1,948,709)	(43,366,060)	(5,958,479)	(125,457,410)
Net decrease	(1,315,835)	(29,031,932)	(3,576,573)	(75,588,688)
Class B shares
Subscriptions	—	—	2,629	52,850
Distributions reinvested	—	—	1,558	29,361
Redemptions(a)	(8,157)	(169,466)	(34,399)	(681,164)
Net decrease	(8,157)	(169,466)	(30,212)	(598,953)
Class C shares
Subscriptions	118,510	2,419,789	443,511	8,643,214
Distributions reinvested	—	—	105,470	1,987,060
Redemptions	(508,111)	(10,422,315)	(1,347,004)	(25,910,580)
Net decrease	(389,601)	(8,002,526)	(798,023)	(15,280,306)
Class I shares
Subscriptions	232	5,045	53,582	1,151,332
Distributions reinvested	—	—	284,492	5,945,875
Redemptions	(687,468)	(15,959,375)	(497,043)	(10,734,746)
Net decrease	(687,236)	(15,954,330)	(158,969)	(3,637,539)
Class K shares
Distributions reinvested	—	—	31	654
Net increase	—	—	31	654
Class R shares
Subscriptions	88,312	1,937,617	481,440	9,819,480
Distributions reinvested	—	—	16,199	324,472
Redemptions	(173,237)	(3,826,038)	(318,917)	(6,642,641)
Net increase (decrease)	(84,925)	(1,888,421)	178,722	3,501,311
Class R4 shares
Subscriptions	95,958	2,242,253	400,587	8,813,110
Distributions reinvested	—	—	34,860	737,648
Redemptions	(439,430)	(10,200,079)	(315,472)	(7,140,265)
Net increase (decrease)	(343,472)	(7,957,826)	119,975	2,410,493
Class R5 shares
Subscriptions	119,491	2,715,974	399,306	8,750,173
Distributions reinvested	—	—	50,626	1,059,594
Redemptions	(172,889)	(3,862,027)	(396,089)	(8,684,084)
Net increase (decrease)	(53,398)	(1,146,053)	53,843	1,125,683

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	33,497	739,986	174,991	3,711,960
Distributions reinvested	—	—	58,284	1,175,597
Redemptions	(264,419)	(5,913,774)	(796,084)	(16,677,311)
Net decrease	(230,922)	(5,173,788)	(562,809)	(11,789,754)
Class Y shares
Subscriptions	2,006	46,711	35,296	738,369
Distributions reinvested	—	—	32	672
Redemptions	(3,531)	(82,183)	(2,684)	(55,161)
Net increase (decrease)	(1,525)	(35,472)	32,644	683,880
Class Z shares
Subscriptions	711,665	16,355,417	2,459,430	53,517,584
Distributions reinvested	—	—	545,369	11,414,567
Redemptions	(1,954,069)	(44,800,798)	(6,528,298)	(137,745,533)
Net decrease	(1,242,404)	(28,445,381)	(3,523,499)	(72,813,382)
Total net decrease	(4,357,475)	(97,805,195)	(8,264,870)	(171,986,601)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$21.43		$23.18		$22.18		$19.05		$14.31		$14.12		$14.70
Income from investment operations:
Net investment income	0.13		0.27		0.23		0.19		0.19		0.06		0.12
Net realized and unrealized gain (loss)	2.62		(1.10)		1.33		3.61		5.31		0.13		(0.28)
Total from investment operations	2.75		(0.83)		1.56		3.80		5.50		0.19		(0.16)
Less distributions to shareholders:
Net investment income	—		(0.30)		(0.19)		(0.26)		(0.21)		—		(0.09)
Net realized gains	—		(0.62)		(0.37)		(0.41)		(0.55)		—		(0.33)
Total distributions to shareholders	—		(0.92)		(0.56)		(0.67)		(0.76)		—		(0.42)
Net asset value, end of period	$24.18		$21.43		$23.18		$22.18		$19.05		$14.31		$14.12
Total return	12.83%		(3.34%)		7.08%		20.20%		39.43%		1.35%		(1.01%)
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.21	%(d)	1.20%		1.25	%(d)	1.34%		1.35	%(c)	1.28%
Total net expenses(e)	1.18	%(c)(f)	1.19	%(d)(f)	1.18	%(f)	1.18	%(d)(f)	1.24	%(f)	1.25	%(c)	1.26	%(f)
Net investment income	1.16	%(c)	1.25%		1.02%		0.92%		1.17%		0.89	%(c)	0.81%
Supplemental data
Net assets, end of period (in thousands)	$223,078		$225,892		$327,326		$447,665		$300,415		$232,859		$243,514
Portfolio turnover	2%		13%		4%		8%		18%		5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$19.85		$21.52		$20.62		$17.76		$13.36		$13.23		$13.81
Income from investment operations:
Net investment income	0.04		0.10		0.05		0.03		0.06		0.01		0.00	(b)
Net realized and unrealized gain (loss)	2.42		(1.02)		1.24		3.35		4.96		0.12		(0.25)
Total from investment operations	2.46		(0.92)		1.29		3.38		5.02		0.13		(0.25)
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.02)		(0.11)		(0.07)		—		—
Net realized gains	—		(0.62)		(0.37)		(0.41)		(0.55)		—		(0.33)
Total distributions to shareholders	—		(0.75)		(0.39)		(0.52)		(0.62)		—		(0.33)
Net asset value, end of period	$22.31		$19.85		$21.52		$20.62		$17.76		$13.36		$13.23
Total return	12.39%		(4.07%)		6.30%		19.27%		38.42%		0.98%		(1.72%)
Ratios to average net assets(c)
Total gross expenses	1.95	%(d)	1.96	%(e)	1.96%		2.00	%(e)	2.09%		2.10	%(d)	2.03%
Total net expenses(f)	1.93	%(d)(g)	1.94	%(e)(g)	1.93	%(g)	1.93	%(e)(g)	1.99	%(g)	2.00	%(d)	2.01	%(g)
Net investment income	0.40	%(d)	0.49%		0.25%		0.17%		0.42%		0.13	%(d)	0.02%
Supplemental data
Net assets, end of period (in thousands)	$732		$813		$1,532		$2,393		$2,472		$2,635		$3,083
Portfolio turnover	2%		13%		4%		8%		18%		5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$19.83		$21.51		$20.61		$17.75		$13.37		$13.24		$13.83
Income from investment operations:
Net investment income	0.04		0.10		0.06		0.03		0.06		0.01		0.01
Net realized and unrealized gain (loss)	2.43		(1.03)		1.23		3.35		4.97		0.12		(0.27)
Total from investment operations	2.47		(0.93)		1.29		3.38		5.03		0.13		(0.26)
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.02)		(0.11)		(0.10)		—		—
Net realized gains	—		(0.62)		(0.37)		(0.41)		(0.55)		—		(0.33)
Total distributions to shareholders	—		(0.75)		(0.39)		(0.52)		(0.65)		—		(0.33)
Net asset value, end of period	$22.30		$19.83		$21.51		$20.61		$17.75		$13.37		$13.24
Total return	12.46%		(4.12%)		6.30%		19.28%		38.51%		0.98%		(1.80%)
Ratios to average net assets(b)
Total gross expenses	1.95	%(c)	1.96	%(d)	1.95%		2.00	%(d)	2.09%		2.10	%(c)	2.03%
Total net expenses(e)	1.93	%(c)(f)	1.94	%(d)(f)	1.93	%(f)	1.93	%(d)(f)	1.99	%(f)	2.00	%(c)	2.01	%(f)
Net investment income	0.41	%(c)	0.51%		0.30%		0.17%		0.42%		0.15	%(c)	0.06%
Supplemental data
Net assets, end of period (in thousands)	$69,340		$69,410		$92,432		$79,365		$53,515		$43,840		$44,484
Portfolio turnover	2%		13%		4%		8%		18%		5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,								Year Ended December 31,
Class I	(Unaudited)		2016		2015	2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$22.12		$23.90		$22.84	$19.60		$14.69	$14.48		$15.07
Income from investment operations:
Net investment income	0.18		0.37		0.34	0.28		0.27	0.09		0.19
Net realized and unrealized gain (loss)	2.70		(1.14)		1.37	3.71		5.47	0.12		(0.29)
Total from investment operations	2.88		(0.77)		1.71	3.99		5.74	0.21		(0.10)
Less distributions to shareholders:
Net investment income	—		(0.39)		(0.28)	(0.34)		(0.28)	—		(0.16)
Net realized gains	—		(0.62)		(0.37)	(0.41)		(0.55)	—		(0.33)
Total distributions to shareholders	—		(1.01)		(0.65)	(0.75)		(0.83)	—		(0.49)
Net asset value, end of period	$25.00		$22.12		$23.90	$22.84		$19.60	$14.69		$14.48
Total return	13.02%		(2.96%)		7.55%	20.62%		40.13%	1.45%		(0.59%)
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.79	%(d)	0.78%	0.80	%(d)	0.83%	0.86	%(c)	0.84%
Total net expenses(e)	0.79	%(c)	0.79	%(d)	0.78%	0.78	%(d)	0.83%	0.85	%(c)	0.84%
Net investment income	1.55	%(c)	1.68%		1.44%	1.32%		1.58%	1.29	%(c)	1.29%
Supplemental data
Net assets, end of period (in thousands)	$126,308		$126,916		$140,960	$146,724		$135,066	$91,542		$107,682
Portfolio turnover	2%		13%		4%	8%		18%	5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,								Year Ended December 31,
Class K	(Unaudited)		2016		2015	2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$22.04		$23.82		$22.78	$19.55		$14.66	$14.47		$15.06
Income from investment operations:
Net investment income	0.15		0.30		0.27	0.21		0.22	0.07		0.14
Net realized and unrealized gain (loss)	2.70		(1.13)		1.35	3.71		5.45	0.12		(0.29)
Total from investment operations	2.85		(0.83)		1.62	3.92		5.67	0.19		(0.15)
Less distributions to shareholders:
Net investment income	—		(0.33)		(0.21)	(0.28)		(0.23)	—		(0.11)
Net realized gains	—		(0.62)		(0.37)	(0.41)		(0.55)	—		(0.33)
Total distributions to shareholders	—		(0.95)		(0.58)	(0.69)		(0.78)	—		(0.44)
Net asset value, end of period	$24.89		$22.04		$23.82	$22.78		$19.55	$14.66		$14.47
Total return	12.93%		(3.28%)		7.17%	20.31%		39.69%	1.31%		(0.90%)
Ratios to average net assets(b)
Total gross expenses	1.09	%(c)	1.09	%(d)	1.08%	1.09	%(d)	1.13%	1.14	%(c)	1.14%
Total net expenses(e)	1.08	%(c)	1.09	%(d)	1.08%	1.07	%(d)	1.13%	1.13	%(c)	1.14%
Net investment income	1.27	%(c)	1.38%		1.14%	1.02%		1.28%	1.02	%(c)	0.94%
Supplemental data
Net assets, end of period (in thousands)	$21		$19		$20	$18		$31	$22		$22
Portfolio turnover	2%		13%		4%	8%		18%	5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$21.13		$22.87		$21.89		$18.81		$14.15		$13.98		$14.55
Income from investment operations:
Net investment income	0.10		0.22		0.18		0.14		0.15		0.04		0.08
Net realized and unrealized gain (loss)	2.58		(1.09)		1.30		3.56		5.24		0.13		(0.27)
Total from investment operations	2.68		(0.87)		1.48		3.70		5.39		0.17		(0.19)
Less distributions to shareholders:
Net investment income	—		(0.25)		(0.13)		(0.21)		(0.18)		—		(0.05)
Net realized gains	—		(0.62)		(0.37)		(0.41)		(0.55)		—		(0.33)
Total distributions to shareholders	—		(0.87)		(0.50)		(0.62)		(0.73)		—		(0.38)
Net asset value, end of period	$23.81		$21.13		$22.87		$21.89		$18.81		$14.15		$13.98
Total return	12.68%		(3.61%)		6.82%		19.91%		39.09%		1.22%		(1.23%)
Ratios to average net assets(b)
Total gross expenses	1.45	%(c)	1.46	%(d)	1.45%		1.50	%(d)	1.59%		1.60	%(c)	1.53%
Total net expenses(e)	1.43	%(c)(f)	1.44	%(d)(f)	1.43	%(f)	1.43	%(d)(f)	1.49	%(f)	1.50	%(c)	1.51	%(f)
Net investment income	0.92	%(c)	1.05%		0.80%		0.67%		0.95%		0.67	%(c)	0.55%
Supplemental data
Net assets, end of period (in thousands)	$24,925		$23,911		$21,793		$19,835		$15,443		$10,773		$9,720
Portfolio turnover	2%		13%		4%		8%		18%		5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$22.38		$24.17		$23.10		$19.81		$16.22
Income from investment operations:
Net investment income	0.16		0.34		0.35		0.25		0.17
Net realized and unrealized gain (loss)	2.75		(1.15)		1.33		3.76		4.24
Total from investment operations	2.91		(0.81)		1.68		4.01		4.41
Less distributions to shareholders:
Net investment income	—		(0.36)		(0.24)		(0.31)		(0.27)
Net realized gains	—		(0.62)		(0.37)		(0.41)		(0.55)
Total distributions to shareholders	—		(0.98)		(0.61)		(0.72)		(0.82)
Net asset value, end of period	$25.29		$22.38		$24.17		$23.10		$19.81
Total return	13.00%		(3.11%)		7.35%		20.51%		28.18%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.96	%(d)	0.94%		1.00	%(d)	1.06	%(c)
Total net expenses(e)	0.93	%(c)(f)	0.94	%(d)(f)	0.93	%(f)	0.93	%(d)(f)	0.95	%(c)
Net investment income	1.36	%(c)	1.53%		1.46%		1.15%		1.62	%(c)
Supplemental data
Net assets, end of period (in thousands)	$26,152		$30,836		$30,403		$8,237		$1,469
Portfolio turnover	2%		13%		4%		8%		18%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,								Year Ended December 31,
Class R5	(Unaudited)		2016		2015	2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$22.14		$23.92		$22.87	$19.62		$14.71	$14.50		$15.09
Income from investment operations:
Net investment income	0.17		0.36		0.37	0.25		0.28	0.09		0.18
Net realized and unrealized gain (loss)	2.72		(1.14)		1.32	3.74		5.44	0.12		(0.28)
Total from investment operations	2.89		(0.78)		1.69	3.99		5.72	0.21		(0.10)
Less distributions to shareholders:
Net investment income	—		(0.38)		(0.27)	(0.33)		(0.26)	—		(0.16)
Net realized gains	—		(0.62)		(0.37)	(0.41)		(0.55)	—		(0.33)
Total distributions to shareholders	—		(1.00)		(0.64)	(0.74)		(0.81)	—		(0.49)
Net asset value, end of period	$25.03		$22.14		$23.92	$22.87		$19.62	$14.71		$14.50
Total return	13.05%		(3.01%)		7.45%	20.61%		39.96%	1.45%		(0.62%)
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.84	%(d)	0.83%	0.85	%(d)	0.87%	0.89	%(c)	0.87%
Total net expenses(e)	0.84	%(c)	0.84	%(d)	0.83%	0.81	%(d)	0.87%	0.88	%(c)	0.87%
Net investment income	1.51	%(c)	1.64%		1.58%	1.20%		1.64%	1.31	%(c)	1.21%
Supplemental data
Net assets, end of period (in thousands)	$24,836		$23,155		$23,731	$2,230		$4,014	$1,065		$1,731
Portfolio turnover	2%		13%		4%	8%		18%	5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$21.31		$23.07		$22.07		$18.96		$14.24		$14.06		$14.66
Income from investment operations:
Net investment income	0.13		0.26		0.24		0.19		0.19		0.06		0.14
Net realized and unrealized gain (loss)	2.61		(1.10)		1.32		3.59		5.28		0.12		(0.29)
Total from investment operations	2.74		(0.84)		1.56		3.78		5.47		0.18		(0.15)
Less distributions to shareholders:
Net investment income	—		(0.30)		(0.19)		(0.26)		(0.20)		—		(0.12)
Net realized gains	—		(0.62)		(0.37)		(0.41)		(0.55)		—		(0.33)
Total distributions to shareholders	—		(0.92)		(0.56)		(0.67)		(0.75)		—		(0.45)
Net asset value, end of period	$24.05		$21.31		$23.07		$22.07		$18.96		$14.24		$14.06
Total return	12.86%		(3.40%)		7.12%		20.18%		39.38%		1.28%		(0.95%)
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.21	%(d)	1.20%		1.26	%(d)	1.35%		1.35	%(c)	1.27%
Total net expenses(e)	1.18	%(c)(f)	1.19	%(d)(f)	1.18	%(f)	1.18	%(d)(f)	1.25	%(f)	1.25	%(c)	1.25	%(f)
Net investment income	1.15	%(c)	1.22%		1.04%		0.92%		1.19%		0.89	%(c)	0.97%
Supplemental data
Net assets, end of period (in thousands)	$24,133		$26,308		$41,455		$40,475		$144		$30,250		$29,913
Portfolio turnover	2%		13%		4%		8%		18%		5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016		2015(a)
Per share data
Net asset value, beginning of period	$22.43		$24.23		$23.47
Income from investment operations:
Net investment income	0.18		0.41		0.26
Net realized and unrealized gain (loss)	2.75		(1.19)		1.15
Total from investment operations	2.93		(0.78)		1.41
Less distributions to shareholders:
Net investment income	—		(0.40)		(0.28)
Net realized gains	—		(0.62)		(0.37)
Total distributions to shareholders	—		(1.02)		(0.65)
Net asset value, end of period	$25.36		$22.43		$24.23
Total return	13.06%		(2.96%)		6.09%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.80	%(d)	0.72	%(c)
Total net expenses(e)	0.79	%(c)	0.80	%(d)	0.72	%(c)
Net investment income	1.56	%(c)	1.93%		1.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$792		$735		$3
Portfolio turnover	2%		13%		4%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$22.13		$23.91		$22.86		$19.61		$14.68		$14.48		$15.07
Income from investment operations:
Net investment income	0.16		0.33		0.31		0.25		0.22		0.07		0.19
Net realized and unrealized gain (loss)	2.71		(1.13)		1.35		3.71		5.48		0.13		(0.30)
Total from investment operations	2.87		(0.80)		1.66		3.96		5.70		0.20		(0.11)
Less distributions to shareholders:
Net investment income	—		(0.36)		(0.24)		(0.30)		(0.22)		—		(0.15)
Net realized gains	—		(0.62)		(0.37)		(0.41)		(0.55)		—		(0.33)
Total distributions to shareholders	—		(0.98)		(0.61)		(0.71)		(0.77)		—		(0.48)
Net asset value, end of period	$25.00		$22.13		$23.91		$22.86		$19.61		$14.68		$14.48
Total return	12.97%		(3.11%)		7.34%		20.50%		39.84%		1.38%		(0.68%)
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.96	%(d)	0.95%		1.00	%(d)	1.09%		1.10	%(c)	1.02%
Total net expenses(e)	0.93	%(c)(f)	0.94	%(d)(f)	0.93	%(f)	0.93	%(d)(f)	0.99	%(f)	1.00	%(c)	1.01	%(f)
Net investment income	1.41	%(c)	1.50%		1.33%		1.17%		1.33%		1.12	%(c)	1.32%
Supplemental data
Net assets, end of period (in thousands)	$245,730		$244,994		$348,999		$141,264		$51,667		$55,909		$63,277
Portfolio turnover	2%		13%		4%		8%		18%		5%		14%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

Semiannual Report 2016
27

COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.75% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition,

Semiannual Report 2016
29

COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2016, the Fund's total potential future obligation over the life of the Guaranty is $57,017. The liability remaining at November 30, 2016 for non-recurring charges associated with the lease amounted to $32,359 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $852.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $17,000 and $2,917,000 for Class B and Class C shares, respectively. These amounts are based on the

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $39,757 for Class A, $696 for Class B and $539 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.15%	1.19%
Class B	1.90	1.94
Class C	1.90	1.94
Class I	0.77	0.81
Class K	1.07	1.11
Class R	1.40	1.44
Class R4	0.90	0.94
Class R5	0.82	0.86
Class W	1.15	1.19
Class Y	0.77	0.81
Class Z	0.90	0.94

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $457,478,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$319,143,000
Unrealized depreciation	(13,557,000)
Net unrealized appreciation	$305,586,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $12,482,332 and $108,460,715, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the

Semiannual Report 2016
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COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, two unaffiliated shareholders of record owned 35.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make

Semiannual Report 2016
32

COLUMBIA SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
33

COLUMBIA SELECT LARGE-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016
34

COLUMBIA SELECT LARGE-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to

Semiannual Report 2016
35

COLUMBIA SELECT LARGE-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA SELECT LARGE-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR216_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Approval of Management Agreement and Subadvisory Agreement with Dimensional Fund Advisors LP	28
Approval of the Subadvisory Agreement with Diamond Hill Capital Management, Inc.	31
Important Information About This Report	33

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Active Portfolios® Multi-Manager Value Fund (the Fund) Class A shares returned 8.77% for the six-month period that ended November 30, 2016.

■  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 8.63% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class A	04/20/12	8.77	11.89	11.31
Russell 1000 Value Index		8.63	12.02	13.48

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Columbia Management Investment Advisers, LLC

Scott Davis

Michael Barclay, CFA

Peter Santoro, CFA

Diamond Hill Capital Management, Inc.*

Charles Bath, CFA

Austin Hawley, CFA

Christopher Welch, CFA

*Effective October 2016, Diamond Hill Capital Management, Inc. was added as a subadvisor to the Fund.

Dimensional Fund Advisors LP

Joseph Chi, CFA

Jed Fogdall

Henry Gray

Lukas Smart, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2016)
JPMorgan Chase & Co.	3.7
Cisco Systems, Inc.	2.5
Pfizer, Inc.	2.5
Comcast Corp., Class A	2.4
Exxon Mobil Corp.	2.3
Citigroup, Inc.	2.2
Microsoft Corp.	2.0
Morgan Stanley	1.5
Apple, Inc.	1.5
Intel Corp.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	98.6
Convertible Preferred Stocks	0.1
Exchange-Traded Funds	0.6
Money Market Funds	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	15.0
Consumer Staples	8.1
Energy	8.5
Financials	23.5
Health Care	12.2
Industrials	10.3
Information Technology	14.0
Materials	3.6
Real Estate	1.0
Telecommunication Services	2.4
Utilities	1.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.70	1,019.65	5.65	5.47	1.08

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.

Semiannual Report 2016
5

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.8%
Auto Components 1.2%
Adient PLC(a)	1,166	62,451
BorgWarner, Inc.	438,085	15,595,826
Gentex Corp.	21,948	405,819
Goodyear Tire & Rubber Co. (The)	422,206	12,957,502
Lear Corp.	7,251	939,077
Total		29,960,675
Automobiles 1.3%
Ford Motor Co.	2,024,744	24,215,938
General Motors Co.	229,075	7,909,960
Total		32,125,898
Distributors 0.2%
Genuine Parts Co.	43,580	4,193,703
LKQ Corp.(a)	10,344	339,594
Total		4,533,297
Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	56,747	2,917,363
Hyatt Hotels Corp., Class A(a)	6,821	350,190
McDonald's Corp.	50,940	6,075,614
MGM Resorts International(a)	170,994	4,909,238
Norwegian Cruise Line Holdings Ltd.(a)	20,924	832,984
Royal Caribbean Cruises Ltd.	61,006	4,939,656
Total		20,025,045
Household Durables 1.5%
CalAtlantic Group, Inc.	26,536	886,037
D.R. Horton, Inc.	129,927	3,601,577
Garmin Ltd.	31,702	1,653,576
Harman International Industries, Inc.	19,647	2,148,792
Lennar Corp., Class A	59,016	2,510,541
Lennar Corp., Class B	1,697	57,511
Mohawk Industries, Inc.(a)	15,221	3,005,234
Newell Brands, Inc.	20,427	960,273
PulteGroup, Inc.	111,051	2,094,422
Toll Brothers, Inc.(a)	16,989	503,894
Whirlpool Corp.	116,704	18,957,398
Total		36,379,255

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.1%
Liberty Interactive Corp., Class A(a)	116,948	2,421,993
Media 6.2%
21st Century Fox, Inc., Class B	336,270	9,435,736
Charter Communications, Inc., Class A(a)	86,344	23,771,367
Comcast Corp., Class A	831,007	57,763,297
Interpublic Group of Companies, Inc. (The)	150,240	3,616,277
Liberty Braves Group, Class A(a)	1,225	24,684
Liberty Braves Group, Class C(a)	2,489	49,456
Liberty Broadband Corp. Class A(a)	3,332	231,674
Liberty Broadband Corp. Class C(a)	17,711	1,262,971
Liberty Media Group LLC, Class A(a)	3,064	95,873
Liberty Media Group LLC, Class C(a)	6,222	193,815
Liberty SiriusXM Group, Class A(a)	10,543	382,711
Liberty SiriusXM Group, Class C(a)	18,026	644,610
Madison Square Garden Co. (The), Class A(a)	2,539	440,872
News Corp., Class A	33,401	386,115
News Corp., Class B	22,496	268,827
TEGNA, Inc.	422,557	9,477,953
Time Warner, Inc.	246,401	22,624,540
Walt Disney Co. (The)	222,025	22,007,118
Total		152,677,896
Multiline Retail 0.2%
Kohl's Corp.	54,352	2,925,768
Macy's, Inc.	44,146	1,862,962
Total		4,788,730
Specialty Retail 2.0%
AutoNation, Inc.(a)	29,085	1,298,936
Bed Bath & Beyond, Inc.	6,652	298,076
Best Buy Co., Inc.	97,652	4,462,696
Home Depot, Inc. (The)	125,745	16,271,403
Penske Automotive Group, Inc.	5,514	275,204
Staples, Inc.	83,866	810,984
TJX Companies, Inc. (The)	335,960	26,319,107
Total		49,736,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	468,400	10,880,932
PVH Corp.	23,614	2,501,667
Ralph Lauren Corp.	17,711	1,852,748
VF Corp.	281,430	15,340,749
Total		30,576,096
Total Consumer Discretionary		363,225,291
CONSUMER STAPLES 8.0%
Beverages 1.0%
Coca-Cola European Partners PLC	92,185	2,992,325
Molson Coors Brewing Co., Class B	22,821	2,237,142
PepsiCo, Inc.	197,827	19,802,483
Total		25,031,950
Food & Staples Retailing 1.3%
CVS Health Corp.	261,162	20,080,746
Safeway, Inc. Casa Ley CVR(a)(b)	60,717	61,622
Safeway, Inc. PDC CVR(a)(b)	60,717	2,963
Wal-Mart Stores, Inc.	147,246	10,370,536
Walgreens Boots Alliance, Inc.	1,371	116,165
Whole Foods Market, Inc.	40,434	1,228,789
Total		31,860,821
Food Products 1.3%
Archer-Daniels-Midland Co.	94,973	4,105,683
Bunge Ltd.	45,343	3,096,020
General Mills, Inc.	118,390	7,214,687
Ingredion, Inc.	1,574	184,756
JM Smucker Co. (The)	28,672	3,611,238
Kraft Heinz Co. (The)	29,579	2,415,125
Mondelez International, Inc., Class A	148,320	6,116,717
Pinnacle Foods, Inc.	14,551	721,148
Post Holdings, Inc.(a)	14,121	1,077,856
Seaboard Corp.(a)	3	12,279
TreeHouse Foods, Inc.(a)	6,134	425,209
Tyson Foods, Inc., Class A	33,992	1,931,085
Total		30,911,803
Household Products 2.4%
Energizer Holdings, Inc.	1,679	75,336
Kimberly-Clark Corp.	228,575	26,425,556
Procter & Gamble Co. (The)	389,665	32,131,776
Total		58,632,668

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.4%
Coty, Inc. Class A	505,875	9,464,921
Edgewell Personal Care Co.(a)	4,574	361,987
Total		9,826,908
Tobacco 1.6%
Altria Group, Inc.	217,750	13,920,757
Philip Morris International, Inc.	299,635	26,451,778
Total		40,372,535
Total Consumer Staples		196,636,685
ENERGY 8.3%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	37,375	2,404,334
FMC Technologies, Inc.(a)	31,101	1,065,520
Helmerich & Payne, Inc.	25,143	1,902,068
National Oilwell Varco, Inc.	63,705	2,380,019
Schlumberger Ltd.	181,675	15,269,784
Transocean Ltd.(a)	107,624	1,388,349
Weatherford International PLC(a)	113,697	580,992
Total		24,991,066
Oil, Gas & Consumable Fuels 7.3%
Anadarko Petroleum Corp.	43,772	3,026,834
Antero Resources Corp.(a)	46,804	1,146,230
Apache Corp.	8,978	592,099
Chevron Corp.	234,180	26,125,121
Cimarex Energy Co.	133,290	18,378,025
Concho Resources, Inc.(a)	11,077	1,584,233
ConocoPhillips	121,048	5,873,249
Continental Resources, Inc.(a)	1,548	89,799
EOG Resources, Inc.	112,048	11,487,161
Exxon Mobil Corp.	631,913	55,166,005
Hess Corp.	39,424	2,206,167
HollyFrontier Corp.	24,891	716,114
Kinder Morgan, Inc.	90,165	2,001,663
Marathon Oil Corp.	126,197	2,279,118
Marathon Petroleum Corp.	92,268	4,338,441
Murphy Oil Corp.	18,032	611,465
Noble Energy, Inc.	44,996	1,717,047
Occidental Petroleum Corp.	148,568	10,601,812
Phillips 66	82,112	6,821,865

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pioneer Natural Resources Co.	8,467	1,617,536
Southwestern Energy Co.(a)	34,586	392,551
Suncor Energy, Inc.	128,175	4,083,656
Targa Resources Corp.	73,837	3,934,774
Tesoro Corp.	38,796	3,156,055
Valero Energy Corp.	169,415	10,429,187
WPX Energy, Inc.(a)	38,510	598,445
Total		178,974,652
Total Energy		203,965,718
FINANCIALS 23.2%
Banks 11.0%
Bank of America Corp.	1,009,437	21,319,309
BB&T Corp.	203,420	9,204,755
BOK Financial Corp.	6,972	559,991
CIT Group, Inc.	23,827	973,333
Citigroup, Inc.	936,035	52,783,014
Citizens Financial Group, Inc.	50,472	1,691,317
Comerica, Inc.	19,853	1,265,629
Fifth Third Bancorp	224,292	5,836,078
Huntington Bancshares, Inc.	228,516	2,847,309
JPMorgan Chase & Co.	1,133,116	90,841,910
KeyCorp	146,351	2,533,336
M&T Bank Corp.	11,900	1,712,886
PacWest Bancorp	25,001	1,281,301
People's United Financial, Inc.	32,144	601,736
PNC Financial Services Group, Inc. (The)	249,514	27,581,277
Regions Financial Corp.	278,477	3,770,578
SunTrust Banks, Inc.	52,344	2,719,271
U.S. Bancorp	162,330	8,054,815
Wells Fargo & Co.	611,863	32,379,790
Zions Bancorporation	27,858	1,108,470
Total		269,066,105
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	121,362	5,754,986
BlackRock, Inc.	23,985	8,893,398
CME Group, Inc.	90,308	10,196,676
Franklin Resources, Inc.	295,165	11,588,178
Goldman Sachs Group, Inc. (The)	38,417	8,424,464
Legg Mason, Inc.	10,118	322,764

Common Stocks (continued)

Issuer	Shares	Value ($)
Morgan Stanley	884,245	36,572,373
Nasdaq, Inc.	984	63,065
Northern Trust Corp.	77,440	6,361,696
State Street Corp.	14,358	1,131,410
T. Rowe Price Group, Inc.	53,510	3,962,951
Total		93,271,961
Consumer Finance 1.5%
Ally Financial, Inc.	134,660	2,615,097
Capital One Financial Corp.	402,728	33,845,261
Navient Corp.	81,170	1,398,559
Total		37,858,917
Diversified Financial Services 0.1%
Leucadia National Corp.	36,036	793,513
Voya Financial, Inc.	13,907	540,565
Total		1,334,078
Insurance 6.8%
Aflac, Inc.	38,683	2,761,193
Alleghany Corp.(a)	1,796	1,020,038
Allied World Assurance Co. Holdings AG	5,412	253,336
Allstate Corp. (The)	27,466	1,920,423
American Financial Group, Inc.	16,517	1,358,193
American International Group, Inc.	103,157	6,532,933
Assurant, Inc.	14,049	1,212,991
Assured Guaranty Ltd.	11,725	419,286
Axis Capital Holdings Ltd.	13,673	834,190
Chubb Ltd.	106,338	13,611,264
CNA Financial Corp.	3,492	133,639
Endurance Specialty Holdings Ltd.	9,980	920,156
Everest Re Group Ltd.	8,315	1,750,723
First American Financial Corp.	1,483	55,968
Hartford Financial Services Group, Inc. (The)	510,738	24,065,975
Lincoln National Corp.	40,775	2,613,677
Loews Corp.	339,972	15,179,750
Marsh & McLennan Companies, Inc.	475,665	32,968,341
MetLife, Inc.	413,482	22,745,645
Old Republic International Corp.	48,789	871,859
Principal Financial Group, Inc.	75,542	4,358,018
Progressive Corp. (The)	527,775	17,574,907
Prudential Financial, Inc.	44,933	4,520,260

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Reinsurance Group of America, Inc.	9,990	1,219,279
RenaissanceRe Holdings Ltd.	8,512	1,111,327
Travelers Companies, Inc. (The)	23,453	2,658,398
Unum Group	47,616	2,012,728
Validus Holdings Ltd.	6,795	369,240
WR Berkley Corp.	4,792	296,098
Xl Group Ltd.	47,550	1,717,981
Total		167,067,816
Thrifts & Mortgage Finance —%
New York Community Bancorp, Inc.	47,604	760,712
Total Financials		569,359,589
HEALTH CARE 12.0%
Biotechnology 0.4%
AbbVie, Inc.	138,690	8,432,352
United Therapeutics Corp.(a)	2,100	263,781
Total		8,696,133
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	853,547	32,494,534
Alere, Inc.(a)	850	33,762
Boston Scientific Corp.(a)	6,872	140,601
Danaher Corp.	53,154	4,155,048
Dentsply Sirona, Inc.	13,803	803,059
Medtronic PLC	416,227	30,388,733
STERIS PLC	8,304	544,825
Stryker Corp.	92,315	10,492,523
Teleflex, Inc.	2,236	330,772
Zimmer Biomet Holdings, Inc.	1,879	191,395
Total		79,575,252
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	16,232	616,978
Aetna, Inc.	243,460	31,854,306
Amsurg Corp.(a)	3,846	261,990
Anthem, Inc.	54,503	7,768,313
Centene Corp.(a)	18,486	1,065,348
CIGNA Corp.	13,350	1,798,779
DaVita, Inc.(a)	4,463	282,731
Express Scripts Holding Co.(a)	105,804	8,028,408
Humana, Inc.	60,671	12,901,081
Laboratory Corp. of America Holdings(a)	21,011	2,644,234

Common Stocks (continued)

Issuer	Shares	Value ($)
Mednax, Inc.(a)	8,104	530,569
Quest Diagnostics, Inc.	42,808	3,743,988
UnitedHealth Group, Inc.	25,180	3,986,498
Universal Health Services, Inc., Class B	1,099	135,199
WellCare Health Plans, Inc.(a)	473	64,810
Total		75,683,232
Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A(a)	3,195	554,333
PerkinElmer, Inc.	19,774	1,002,937
Quintiles IMS Holdings, Inc.(a)	14,394	1,105,891
Thermo Fisher Scientific, Inc.	92,136	12,909,175
Total		15,572,336
Pharmaceuticals 4.7%
Allergan PLC(a)	19,198	3,730,171
Bristol-Myers Squibb Co.	56,495	3,188,578
Eli Lilly & Co.	43,080	2,891,530
Johnson & Johnson	195,430	21,751,359
Mallinckrodt PLC(a)	35,532	1,872,536
Merck & Co., Inc.	284,145	17,386,833
Mylan NV(a)	71,420	2,614,686
Perrigo Co. PLC	2,410	208,079
Pfizer, Inc.	1,915,784	61,573,298
Total		115,217,070
Total Health Care		294,744,023
INDUSTRIALS 10.2%
Aerospace & Defense 3.0%
Arconic, Inc.	100,556	1,938,720
Boeing Co. (The)	25,840	3,890,470
General Dynamics Corp.	81,890	14,359,412
L-3 Communications Holdings, Inc.	14,729	2,323,794
Lockheed Martin Corp.	51,920	13,771,780
Orbital ATK, Inc.	5,868	500,716
Textron, Inc.	83,638	3,849,857
United Technologies Corp.	312,415	33,653,344
Total		74,288,093
Air Freight & Logistics 1.1%
FedEx Corp.	14,245	2,730,339
United Parcel Service, Inc., Class B	212,035	24,579,097
Total		27,309,436

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.5%
JetBlue Airways Corp.(a)	87,816	1,764,224
Southwest Airlines Co.	64,302	2,997,116
United Continental Holdings, Inc.(a)	88,001	6,067,669
Total		10,829,009
Building Products 0.1%
Johnson Controls International PLC	11,663	524,602
Owens Corning	34,848	1,790,490
Total		2,315,092
Commercial Services & Supplies 0.5%
Republic Services, Inc.	77,274	4,287,935
Waste Management, Inc.	101,860	7,081,307
Total		11,369,242
Construction & Engineering 0.2%
AECOM(a)	53,639	1,949,777
Fluor Corp.	44,917	2,403,509
Jacobs Engineering Group, Inc.(a)	14,126	875,953
Quanta Services, Inc.(a)	11,094	374,090
Total		5,603,329
Electrical Equipment 0.2%
Eaton Corp. PLC	79,344	5,277,169
Industrial Conglomerates 1.1%
3M Co.	53,180	9,133,133
Carlisle Companies, Inc.	10,800	1,211,436
General Electric Co.	97,148	2,988,272
Honeywell International, Inc.	122,975	14,011,772
Total		27,344,613
Machinery 2.7%
AGCO Corp.	17,365	968,967
Caterpillar, Inc.	12,392	1,184,180
Cummins, Inc.	6,308	894,348
Dover Corp.	34,493	2,504,537
Illinois Tool Works, Inc.	146,680	18,361,402
Ingersoll-Rand PLC	80,943	6,033,491
PACCAR, Inc.	10,026	623,116
Parker-Hannifin Corp.	177,215	24,620,480
Pentair PLC	41,750	2,398,955
Stanley Black & Decker, Inc.	64,307	7,628,739
Total		65,218,215

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 0.1%
ManpowerGroup, Inc.	21,309	1,820,002
Road & Rail 0.7%
AMERCO	282	96,292
CSX Corp.	202,239	7,242,179
Hertz Global Holdings, Inc.(a)	16,046	404,038
Kansas City Southern	25,564	2,267,782
Norfolk Southern Corp.	59,169	6,299,132
Ryder System, Inc.	3,039	237,954
Union Pacific Corp.	10,916	1,106,118
Total		17,653,495
Trading Companies & Distributors —%
United Rentals, Inc.(a)	5,734	579,765
Transportation Infrastructure —%
Macquarie Infrastructure Corp.	9,161	750,652
Total Industrials		250,358,112
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 3.1%
Arris International PLC(a)	36,640	1,051,202
Brocade Communications Systems, Inc.	62,994	777,346
Cisco Systems, Inc.	2,080,537	62,041,613
EchoStar Corp., Class A(a)	1,194	60,894
Juniper Networks, Inc.	432,120	11,900,585
Total		75,831,640
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.(a)	26,736	1,825,266
Avnet, Inc.	38,920	1,786,039
Corning, Inc.	142,031	3,413,005
Dolby Laboratories, Inc., Class A	13,366	616,841
Flex Ltd.(a)	27,166	386,844
Ingram Micro, Inc., Class A	25,858	968,123
Jabil Circuit, Inc.	18,846	398,593
TE Connectivity Ltd.	35,967	2,432,808
Total		11,827,519
Internet Software & Services 0.9%
Alphabet, Inc., Class A(a)	25,555	19,827,614
CommerceHub, Inc., Class A(a)	2,217	33,521
CommerceHub, Inc., Class C(a)	4,435	65,416
Yahoo!, Inc.(a)	50,975	2,090,995

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Zillow Group, Inc., Class A(a)	6,756	237,473
Zillow Group, Inc., Class C(a)	14,521	521,594
Total		22,776,613
IT Services 1.3%
Amdocs Ltd.	27,184	1,603,041
Automatic Data Processing, Inc.	91,770	8,811,755
Computer Sciences Corp.	29,967	1,816,899
Dell Technologies, Inc. — VMware, Inc., Class V(a)	2,749	147,236
Fidelity National Information Services, Inc.	48,331	3,730,670
Leidos Holdings, Inc.	8,706	445,747
Vantiv, Inc., Class A(a)	222,720	12,568,090
Xerox Corp.	235,760	2,204,356
Total		31,327,794
Semiconductors & Semiconductor Equipment 3.6%
First Solar, Inc.(a)	11,763	356,654
Intel Corp.	1,018,227	35,332,477
Lam Research Corp.	101,535	10,764,741
Marvell Technology Group Ltd.	49,025	703,019
Micron Technology, Inc.(a)	492,210	9,612,861
Microsemi Corp.(a)	4,263	233,399
NVIDIA Corp.	104,434	9,628,815
ON Semiconductor Corp.(a)	17,138	201,886
Qorvo, Inc.(a)	13,652	729,153
QUALCOMM, Inc.	169,718	11,562,887
Teradyne, Inc.	15,493	377,719
Texas Instruments, Inc.	123,650	9,141,445
Total		88,645,056
Software 2.3%
Activision Blizzard, Inc.	97,080	3,554,099
CA, Inc.	104,357	3,335,250
Microsoft Corp.	796,120	47,974,191
Nuance Communications, Inc.(a)	27,923	452,632
SS&C Technologies Holdings, Inc.	10,903	327,199
Symantec Corp.	69,995	1,707,178
Synopsys, Inc.(a)	5,399	326,531
Total		57,677,080
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	330,035	36,475,468
Hewlett Packard Enterprise Co.	313,920	7,471,296

Common Stocks (continued)

Issuer	Shares	Value ($)
HP, Inc.	43,949	676,815
NetApp, Inc.	79,541	2,908,019
Western Digital Corp.	66,138	4,210,345
Total		51,741,943
Total Information Technology		339,827,645
MATERIALS 3.5%
Chemicals 2.4%
Albemarle Corp.	25,020	2,196,256
Ashland Global Holdings, Inc.	14,856	1,674,271
Axalta Coating Systems Ltd.(a)	404,580	10,689,004
CF Industries Holdings, Inc.	73,240	2,119,566
Dow Chemical Co. (The)	123,607	6,887,382
Eastman Chemical Co.	172,969	12,993,431
Ingevity Corp.(a)	5,467	286,307
LyondellBasell Industries NV, Class A	35,525	3,208,618
Mosaic Co. (The)	81,971	2,327,976
Praxair, Inc.	106,750	12,842,025
Sherwin-Williams Co. (The)	9,530	2,560,425
Westlake Chemical Corp.	8,702	514,897
Total		58,300,158
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,202	702,679
Vulcan Materials Co.	17,984	2,259,689
Total		2,962,368
Containers & Packaging 0.3%
International Paper Co.	7,957	387,665
Sonoco Products Co.	85,475	4,626,762
WestRock Co.	60,816	3,113,779
Total		8,128,206
Metals & Mining 0.7%
Alcoa Corp.	33,518	971,017
Freeport-McMoRan, Inc.(a)	227,347	3,489,777
Newmont Mining Corp.	122,132	3,961,962
Nucor Corp.	98,596	6,131,685
Reliance Steel & Aluminum Co.	17,863	1,448,689
Royal Gold, Inc.	7,592	528,707
Steel Dynamics, Inc.	34,253	1,215,296
Total		17,747,133
Total Materials		87,137,865

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
REAL ESTATE 1.0%
Equity Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	18,585	1,900,688
AvalonBay Communities, Inc.	8,440	1,388,296
Communications Sales & Leasing, Inc.	3,853	96,055
Crown Castle International Corp.	28,705	2,395,719
Digital Realty Trust, Inc.	31,816	2,937,571
Duke Realty Corp.	89,405	2,273,569
Equity LifeStyle Properties, Inc.	10,699	742,832
Essex Property Trust, Inc.	11,015	2,378,359
Public Storage	32,555	6,813,762
Simon Property Group, Inc.	22,325	4,010,686
Total		24,937,537
Real Estate Management & Development —%
Howard Hughes Corporation(a)	2,160	245,808
Total Real Estate		25,183,345
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	817,572	31,582,806
CenturyLink, Inc.	165,936	3,902,815
Frontier Communications Corp.	254,123	927,549
Level 3 Communications, Inc.(a)	45,536	2,507,668
Verizon Communications, Inc.	304,255	15,182,324
Total		54,103,162
Wireless Telecommunication Services 0.1%
Sprint Corp.(a)	125,862	986,758
T-Mobile USA, Inc.(a)	42,708	2,315,201
Total		3,301,959
Total Telecommunication Services		57,405,121
UTILITIES 1.4%
Electric Utilities 0.6%
American Electric Power Co., Inc.	67,005	3,956,645
Eversource Energy	78,610	4,057,848
NextEra Energy, Inc.	39,580	4,521,224
PG&E Corp.	63,805	3,751,734
Total		16,287,451

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp.(a)	104,660	1,166,959
NRG Energy, Inc.	66,231	751,060
Total		1,918,019
Multi-Utilities 0.7%
CMS Energy Corp.	120,765	4,857,168
Dominion Resources, Inc.	52,540	3,850,657
Sempra Energy	32,950	3,288,410
WEC Energy Group, Inc.	77,825	4,358,978
Total		16,355,213
Total Utilities		34,560,683
Total Common Stocks (Cost: $2,249,417,936)		2,422,404,077

Convertible Preferred Stocks 0.1%

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Hess Corp., 8.000%	22,605	1,516,117
Total Energy		1,516,117
Total Convertible Preferred Stocks (Cost: $1,590,066)		1,516,117

Exchange-Traded Funds 0.5%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	62,460	13,764,935
Total Exchange-Traded Funds (Cost: $13,292,912)		13,764,935

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.480%(c)(d)	18,526,170	18,528,023
Total Money Market Funds (Cost: $18,526,170)		18,528,023
Total Investments (Cost: $2,282,827,084)		2,456,213,152
Other Assets & Liabilities, Net		2,373,374
Net Assets		2,458,586,526

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $64,585, which represents less than 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,467,464	1,709,746,234	(1,705,687,408)	(120)	18,526,170	125,491	18,528,023

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	363,225,291	—	—	363,225,291
Consumer Staples	196,572,100	—	64,585	196,636,685
Energy	203,965,718	—	—	203,965,718
Financials	569,359,589	—	—	569,359,589
Health Care	294,744,023	—	—	294,744,023
Industrials	250,358,112	—	—	250,358,112
Information Technology	339,827,645	—	—	339,827,645
Materials	87,137,865	—	—	87,137,865
Real Estate	25,183,345	—	—	25,183,345
Telecommunication Services	57,405,121	—	—	57,405,121
Utilities	34,560,683	—	—	34,560,683
Total Common Stocks	2,422,339,492	—	64,585	2,422,404,077
Convertible Preferred Stocks
Energy	1,516,117	—	—	1,516,117
Exchange-Traded Funds	13,764,935	—	—	13,764,935
Investments measured at net asset value
Money Market Funds	—	—	—	18,528,023
Total Investments	2,437,620,544	—	64,585	2,456,213,152

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

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14

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,264,300,914)	$2,437,685,129
Affiliated issuers (identified cost $18,526,170)	18,528,023
Total investments (identified cost $2,282,827,084)	2,456,213,152
Receivable for:
Investments sold	3,782,441
Capital shares sold	5,210,589
Dividends	5,916,486
Foreign tax reclaims	265,882
Prepaid expenses	6,711
Other assets	30,249
Total assets	2,471,425,510
Liabilities
Payable for:
Investments purchased	5,334,169
Capital shares purchased	6,941,780
Management services fees	42,332
Distribution and/or service fees	16,769
Transfer agent fees	346,562
Compensation of board members	46,634
Chief compliance officer expenses	176
Other expenses	110,562
Total liabilities	12,838,984
Net assets applicable to outstanding capital stock	$2,458,586,526
Represented by
Paid-in capital	$2,186,625,906
Undistributed net investment income	4,644,156
Accumulated net realized gain	93,949,648
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	173,384,215
Investments — affiliated issuers	1,853
Foreign currency translations	(19,252)
Total — representing net assets applicable to outstanding capital stock	$2,458,586,526
Class A
Net assets	$2,458,586,526
Shares outstanding	195,318,424
Net asset value per share	$12.59

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$30,008,891
Dividends — affiliated issuers	125,491
Interest	571,306
Foreign taxes withheld	(105,547)
Total income	30,600,141
Expenses:
Management services fees	7,309,997
Distribution and/or service fees
Class A	2,877,192
Transfer agent fees
Class A	1,909,860
Compensation of board members	20,580
Custodian fees	25,124
Printing and postage fees	156,845
Registration fees	77,413
Audit fees	12,342
Legal fees	14,800
Chief compliance officer expenses	176
Other	23,057
Total expenses	12,427,386
Net investment income	18,172,755
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	111,014,622
Investments — affiliated issuers	(120)
Foreign currency translations	(21,922)
Forward foreign currency exchange contracts	2,093,580
Futures contracts	(47,898)
Net realized gain	113,038,262
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	51,645,206
Investments — affiliated issuers	1,853
Foreign currency translations	(714)
Net change in unrealized appreciation	51,646,345
Net realized and unrealized gain	164,684,607
Net increase in net assets resulting from operations	$182,857,362

The accompanying Notes to Financial Statements are an integral part of this statement.

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17

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$18,172,755	$43,056,843
Net realized gain (loss)	113,038,262	(4,193,642)
Net change in unrealized appreciation (depreciation)	51,646,345	(42,134,539)
Net increase (decrease) in net assets resulting from operations	182,857,362	(3,271,338)
Distributions to shareholders
Net investment income
Class A	(22,842,955)	(40,728,639)
Net realized gains
Class A	—	(47,135,192)
Total distributions to shareholders	(22,842,955)	(87,863,831)
Increase in net assets from capital stock activity	354,660,817	107,728,688
Total increase in net assets	514,675,224	16,593,519
Net assets at beginning of period	1,943,911,302	1,927,317,783
Net assets at end of period	$2,458,586,526	$1,943,911,302
Undistributed net investment income	$4,644,156	$9,314,356

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	57,334,070	694,776,284	49,969,580	568,784,722
Distributions reinvested	1,945,530	22,842,922	7,751,688	87,863,681
Redemptions	(30,159,957)	(362,958,389)	(47,256,089)	(548,919,715)
Net increase	29,119,643	354,660,817	10,465,179	107,728,688
Total net increase	29,119,643	354,660,817	10,465,179	107,728,688

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016	2015	2014		2013	2012(a)
Per share data
Net asset value, beginning of period	$11.70		$12.38	$12.53	$11.99		$9.49	$10.00
Income from investment operations:
Net investment income	0.12		0.28	0.27	0.25		0.18	0.02
Net realized and unrealized gain (loss)	0.90		(0.38)	0.47	1.67		2.50	(0.53)
Total from investment operations	1.02		(0.10)	0.74	1.92		2.68	(0.51)
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)	(0.27)	(0.20)		(0.18)	—
Net realized gains	—		(0.31)	(0.62)	(1.18)		—	—
Total distributions to shareholders	(0.13)		(0.58)	(0.89)	(1.38)		(0.18)	—
Net asset value, end of period	$12.59		$11.70	$12.38	$12.53		$11.99	$9.49
Total return	8.77%		(0.61%)	6.16%	17.18%		28.49%	(5.10%)
Ratios to average net assets(b)
Total gross expenses	1.08	%(c)	1.15%	1.13%	1.20	%(d)	1.24%	1.38	%(c)
Total net expenses(e)	1.08	%(c)	1.13%	1.11%	1.08	%(d)	1.08%	1.08	%(c)
Net investment income	1.57	%(c)	2.43%	2.18%	2.05%		1.70%	2.46	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,458,587		$1,943,911	$1,927,318	$1,752,951		$750,935	$576,769
Portfolio turnover	82%		67%	55%	99%		55%	3%

Notes to Financial Highlights

(a)  Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A shares to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

The Fund also offers Class Z shares to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. Class Z shares commenced operations on January 3, 2017.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or

Semiannual Report 2016
21

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to provide a hedge against the unknown outcome of the Brexit vote and its potential impact on the British Pound. These instruments may be used for other purposes in future periods.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument

Semiannual Report 2016
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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(47,898)	(47,898)
Foreign exchange risk	2,093,580	—	2,093,580
Total	2,093,580	(47,898)	2,045,682

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	14,030,655
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	41,780	(1,822)

*Based on the daily outstanding amounts for the six months ended November 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisers (see Subadvisory Agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.63% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Dimensional Fund Advisors LP (DFA), to subadvise a portion of the Fund. The Investment Manager compensates DFA to manage the investments of a portion of the Fund's assets. Effective October 3, 2016, the Investment Manager entered into a Subadvisory Agreement with Diamond Hill Capital Management, Inc. (Diamond Hill), to subadvise a portion of the Fund. The Investment Manager compensates Diamond Hill to manage the investments of a portion of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets for Class A shares was 0.17%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for distribution services and up to 0.25% for shareholder liaison services).

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through September 30, 2017
Class A	1.13%

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $2,282,827,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$233,177,000
Unrealized depreciation	(59,791,000)
Net unrealized appreciation	$173,386,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $15,304,200 at May 31, 2016 as arising on June 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,201,594,966 and $1,846,901,863, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
27

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT WITH DIMENSIONAL FUND ADVISORS LP

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Active Portfolios® Multi-Manager Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Dimensional Fund Advisors LP (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program, the Subadviser research, monitoring and termination processes and a restructuring of the team. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by

Semiannual Report 2016
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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT WITH DIMENSIONAL FUND ADVISORS LP (continued)

Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle's representation that each Subadviser was in a position to provide quality services to the relevant Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle's process for selecting and monitoring the Subadviser and the enhancements being implemented in the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that their profitability is not a key factor in their recommendation to select, renew or terminate a Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and

Semiannual Report 2016
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ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT WITH DIMENSIONAL FUND ADVISORS LP (continued)

expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board's analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2016
30

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF THE SUBADVISORY AGREEMENT WITH DIAMOND HILL CAPITAL MANAGEMENT, INC.

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Active Portfolios® Multi-Manager Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Diamond Hill Capital Management, Inc. (Diamond Hill), Diamond Hill has provided portfolio management and related services for the Fund since October 1, 2016.

At a meeting of the Board on September 12-14, 2016 (the "September Meeting"), the Board, including all of the Independent Trustees, unanimously approved the proposed Subadvisory Agreement between Columbia Threadneedle and Diamond Hill for the Fund. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at its June 13-15, 2016 in-person Board meeting (the June Meeting) and, in that connection, independent legal counsel's discussion of the Board's responsibilities pursuant to Sections 15(c) and 36(b) of the Investment Company Act of 1940, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with Diamond Hill. The Board, including the Contracts and Investment Review Committees, held discussions with Columbia Threadneedle and reviewed and considered various written materials and oral presentations in connection with the evaluation of Diamond Hill's proposed services, including the reports from the Compliance Committee, with respect to the code of ethics and compliance program of Diamond Hill. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with Diamond Hill.

Nature, Extent and Quality of Services to be Provided by Diamond Hill

The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Diamond Hill as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.

The Board observed that Diamond Hill's compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and organization of Diamond Hill and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that Diamond Hill's investment process was reviewed by the Investment Review Committee. The Board also recalled the information provided by Columbia Threadneedle and Diamond Hill regarding Diamond Hill's personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by Diamond Hill was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board recalled information about Diamond Hill's experience managing registered mutual funds. In that regard, the Board recalled the reports of Columbia Threadneedle regarding its search to identify an additional subadviser to complement the styles of DFA and Columbia Threadneedle. The Board reviewed the investment strategy and style of Diamond Hill and observed how they align with the goals of the Fund's shareholders.

Investment Performance of Diamond Hill

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered Diamond Hill's investment performance, noting that Diamond Hill delivered relatively strong performance results versus the relevant benchmark over the 3-, 5- and 10-year periods for a strategy proposed to be utilized to subadvise the Fund.

Semiannual Report 2016
31

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

APPROVAL OF THE SUBADVISORY AGREEMENT WITH DIAMOND HILL CAPITAL MANAGEMENT, INC. (continued)

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Diamond Hill was in a position to provide a high quality level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Diamond Hill would be paid by Columbia Threadneedle and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by Diamond Hill to other clients. The Board observed that Diamond Hill also serves as an adviser to another mutual fund using a similar strategy proposed to be utilized by the Fund, and that the proposed subadvisory fees are lower than the management fees charged by Diamond Hill for the other mutual fund it advises. The Board also observed that the proposed subadvisory fees are generally in line with the range of subadvisory fees paid by Columbia Threadneedle to subadvisers of other large cap funds managed by Columbia Threadneedle. The Board also considered the expected modest decrease in total profitability of Columbia Threadneedle and its affiliates in connection with the hiring of Diamond Hill and concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the Fund's June Meeting.

Economies of Scale

The Board also considered economies of scale that may be realized by Columbia Threadneedle and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed subadvisory fees are paid by Columbia Threadneedle rather than by the Fund. The Board observed that the Management Agreement would be unaffected by the subadviser change and continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with Diamond Hill provides for lower fees as assets increase at pre-established breakpoints.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On September 14, 2016, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

Semiannual Report 2016
32

ACTIVE PORTFOLIOS® MULTI-MANAGER VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Active Portfolios® Multi-Manager Value Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR116_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA MORTGAGE OPPORTUNITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA MORTGAGE OPPORTUNITIES FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	26
Approval of Management Agreement	40
Important Information About This Report	43

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mortgage Opportunities Fund (the Fund) Class A shares returned 4.24% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund outperformed its benchmark, the Citi One-Month U.S. Treasury Bill Index, which returned 0.10% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class A	04/30/14
Excluding sales charges		4.24	6.17	3.95
Including sales charges		1.11	3.00	2.74
Class C	04/30/14
Excluding sales charges		3.86	5.37	3.18
Including sales charges		2.86	4.37	3.18
Class I	04/30/14	4.45	6.59	4.37
Class R4	04/30/14	4.37	6.43	4.21
Class R5	04/30/14	4.42	6.53	4.31
Class W	04/30/14	4.25	6.17	3.96
Class Z	04/30/14	4.37	6.43	4.21
Citi One-Month U.S. Treasury Bill Index		0.10	0.19	0.08

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

The Citi One-Month U.S. Treasury Bill Index is an unmanaged index that measures the rate of return for 30-day U.S. Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2016)
Asset-Backed Securities — Non-Agency	7.7
Commercial Mortgage-Backed Securities — Non-Agency	12.7
Money Market Funds	2.6
Options Purchased Puts	2.3
Residential Mortgage-Backed Securities — Agency	50.2
Residential Mortgage-Backed Securities — Non-Agency	24.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at November 30, 2016)
AAA rating	53.1
A rating	0.7
BBB rating	1.3
BB rating	8.0
B rating	2.5
Not rated	34.4
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Jason Callan

Tom Heuer, CFA

Semiannual Report 2016
3

COLUMBIA MORTGAGE OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.40	1,020.10	5.07	5.01	0.99
Class C	1,000.00	1,000.00	1,038.60	1,016.34	8.89	8.80	1.74
Class I	1,000.00	1,000.00	1,044.50	1,021.96	3.18	3.14	0.62
Class R4	1,000.00	1,000.00	1,043.70	1,021.36	3.79	3.75	0.74
Class R5	1,000.00	1,000.00	1,044.20	1,021.71	3.43	3.40	0.67
Class W	1,000.00	1,000.00	1,042.50	1,020.16	5.02	4.96	0.98
Class Z	1,000.00	1,000.00	1,043.70	1,021.36	3.79	3.75	0.74

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency 72.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a) CMO IO STRIPS Series 304 Class C67 12/15/42	4.500%	10,581,247	2,991,689
CMO IO Series 329 Class C5 06/15/43	3.500%	1,324,248	236,642
CMO IO Series 4098 Class AI 05/15/39	3.500%	14,203,886	1,472,352
CMO IO Series 4120 Class IA 10/15/42	3.500%	1,935,888	377,802
CMO IO Series 4121 Class IA 01/15/41	3.500%	2,075,769	278,957
CMO IO Series 4213 Class DI 06/15/38	3.500%	10,452,073	1,112,399
CMO IO Series 4215 Class IL 07/15/41	3.500%	11,080,089	1,290,832
Federal Home Loan Mortgage Corp.(a)(b) CMO IO STRIPS Series 280 Class S1 09/15/42	5.462%	3,535,050	738,203
CMO IO STRIPS Series 309 Class S4 08/15/43	5.432%	7,958,354	1,752,196
CMO IO STRIPS Series 312 Class S1 09/15/43	5.412%	7,105,098	1,577,936
CMO IO Series 311 Class S1 08/15/43	5.412%	13,599,213	2,847,648
CMO IO Series 326 Class S2 03/15/44	5.412%	9,384,054	1,984,973
CMO IO Series 3922 Class SH 09/15/41	5.362%	15,211,129	2,221,531
CMO IO Series 3957 Class WS 11/15/41	6.012%	7,487,534	1,145,382
CMO IO Series 4097 Class ST 08/15/42	5.512%	4,069,080	784,819
CMO IO Series 4223 Class DS 12/15/38	5.562%	2,800,419	375,597
CMO IO Series 4286 Class NS 12/15/43	5.362%	3,215,298	736,124
CMO IO Series 4559 Class AS 03/15/42	1.919%	94,053,277	5,949,585
CMO IO Series 4620 Class AS 11/15/42	1.851%	9,768,799	625,372
Federal National Mortgage Association(a) CMO IO STRIPS Series 413 Class C39 04/25/41	4.500%	4,385,360	944,857
CMO IO Series 2012-121 Class GI 08/25/39	3.500%	6,255,533	791,594
CMO IO Series 2012-152 Class EI 07/25/31	3.000%	14,232,053	1,619,699
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	6,560,278	607,001
CMO IO Series 2013-117 Class AI 04/25/36	3.500%	5,104,079	366,937
CMO IO Series 2013-118 Class AI 09/25/38	4.000%	5,373,822	490,534
CMO IO Series 2013-31 Class IH 02/25/43	3.500%	11,159,692	1,513,744
Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(a)(b) CMO IO Series 2013-101 Class CS 10/25/43	5.316%	5,612,339	1,298,687
CMO IO Series 2013-107 Class SB 02/25/43	5.366%	6,809,426	1,608,689
CMO IO Series 2013-124 Class SB 12/25/43	5.366%	8,189,694	1,737,886
CMO IO Series 2013-54 Class BS 06/25/43	5.566%	7,541,810	1,878,279
CMO IO Series 2013-97 Class SB 06/25/32	5.516%	3,147,153	373,835
CMO IO Series 2014-93 Class ES 01/25/45	5.566%	3,815,625	915,099
CMO IO Series 2015-18 Class IO 04/25/45	1.995%	57,999,746	4,093,013
CMO IO Series 2016-31 Class VS 06/25/46	5.416%	5,702,627	1,005,452
CMO IO Series 2016-37 Class SA 06/25/46	5.266%	18,151,500	4,167,158
CMO IO Series 2016-39 Class LS 07/25/46	5.416%	9,522,866	2,285,438
CMO IO Series 2016-4 Class BS 02/25/46	5.516%	9,269,806	2,173,413
CMO IO Series 2016-45 Class AS 07/25/46	5.416%	4,853,061	1,128,097
CMO IO Series 2016-49 Class LS 08/25/46	5.366%	9,721,905	2,216,012
CMO IO Series 2016-50 Class GS 08/25/46	5.366%	14,303,280	3,206,911
CMO IO Series 2016-54 Class SD 08/25/46	5.416%	9,775,131	2,201,022
CMO IO Series 2016-62 Class AS 09/25/46	1.901%	37,165,634	2,369,265
CMO IO Series 416 Class S1 11/25/42	5.516%	3,398,724	710,406
Federal National Mortgage Association(c) 12/13/46	3.000%	60,000,000	59,765,628
12/13/46	3.500%	57,500,000	59,052,051
Government National Mortgage Association(a) CMO IO Series 2012-38 Class MI 03/20/42	4.000%	11,094,008	2,116,294
CMO IO Series 2014-184 Class CI 11/16/41	3.500%	12,684,387	1,945,087
CMO IO Series 2015-53 Class EI 04/16/45	3.500%	12,021,815	2,055,489
Government National Mortgage Association(a)(b) CMO IO Series 2015-144 Class SA 10/20/45	5.638%	2,801,277	686,378
Total Residential Mortgage-Backed Securities — Agency (Cost: $199,116,025)			193,823,994

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency 35.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust CMO Series 2016-C Class A(d) 10/25/57	4.000%	3,186,926	3,190,469
Angel Oak Mortgage Trust I LLC Series 2016-1 Class A2(d) 07/25/46	5.000%	2,624,162	2,590,962
Angel Oak Mortgage Trust LLC(d) Series 2015-1 11/25/45	4.500%	1,005,133	1,011,373
11/25/45	5.500%	3,500,000	3,498,382
BCAP LLC Trust(b)(d) CMO Series 2014-RR3 Class 3A1 07/26/36	0.675%	407,168	396,158
Series 2010-RR11 Class 8A1 05/27/37	5.391%	1,743,019	1,747,091
Series 2011-RR5 Class 11A4 05/28/36	0.684%	3,066,287	2,923,935
Bayview Opportunity Master Fund IIIa Trust CMO Series 2016-RN3 Class A1(d) 09/28/31	3.598%	4,761,946	4,762,187
Bayview Opportunity Master Fund IVA Trust Subordinated, CMO Series 2016-SPL1 Class B3(d)(e) 04/28/55	5.500%	2,500,000	2,576,433
Bayview Opportunity Master Fund Trust CMO Series 2016-LT1 Class A1(d) 10/28/31	3.475%	1,964,029	1,959,191
Bellemeade Re II Ltd.(b)(d) CMO Series 2016-1A Class M2A 04/25/26	5.092%	4,000,000	4,026,156
Series 2016-1A Class M2B 04/25/26	7.092%	5,761,000	5,846,647
CAM Mortgage Trust(b)(d) Series 2015-1 Class A 07/15/64	3.500%	152,793	152,701
CAM Mortgage Trust(d)
CMO Series 2016-1 Class A 01/15/56	4.000%	2,026,048	2,023,161
CMO Series 2016-2 Class A2 06/15/57	5.000%	5,000,000	4,935,494
COLT LLC CMO Series 15-1 Class A2(b)(d) 12/26/45	4.342%	1,611,721	1,610,210
CSMC Trust CMO Series 2015-RPL1 Class A2(b)(d) 02/25/57	4.682%	1,845,000	1,799,386
Citigroup Mortgage Loan Trust, Inc.(a)(d) CMO IO Series 2015-A Class A1IO 06/25/58	1.000%	88,928,470	2,304,964
CMO IO Series 2015-A Class A4IO 06/25/58	0.250%	13,749,097	89,091

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)(d) CMO Series 2014-11 Class 5A2 11/25/36	16.777%	1,589,159	1,738,132
CMO Series 2014-2 Class 3A3 08/25/37	0.674%	2,845,269	2,775,561
CMO Series 2014-C Class A 02/25/54	3.250%	4,262,368	4,090,144
CMO Series 2015-A Class B3 06/25/58	4.500%	4,139,647	3,871,586
Series 2013-11 Class 3A3 09/25/34	3.082%	824,534	763,152
Credit Suisse Mortgage Capital Certificates(b)(d) CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	2,474,032	2,507,746
CMO Series 2014-RPL4 Class A2 08/25/62	4.788%	4,500,000	4,360,051
Credit Suisse Mortgage Capital Certificates(d) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	598,728	595,586
CMO Series 2010-9R Class 1A5 08/27/37	4.000%	4,000,000	3,927,054
CMO Series 2010-9R Class 2A5 02/27/38	4.000%	2,040,554	1,976,809
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	333,279	332,203
Credit Suisse Securities (USA) LLC(d) CMO Series 2014-5R Class 5A2 07/27/37	3.250%	2,512,215	2,392,665
CMO Series 2014-RPL1 Class A3 02/25/54	4.158%	2,500,000	2,481,616
Deephaven Residential Mortgage Trust Series 2016-1A Class A2(d) 07/25/46	5.500%	3,778,753	3,755,658
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1(d) 12/27/37	4.000%	1,034,470	1,034,095
NRZ Excess Spread-Collateralized Notes CMO Series 2016-PLS2 Class A(d) 07/25/21	5.683%	1,919,018	1,917,099
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(a)(b)(d) 01/25/54	2.279%	20,492,057	1,169,803
SGR Residential Mortgage Trust CMO Series 2016-1 Class A1(d) 11/25/46	3.750%	2,787,888	2,786,265
VML LLC CMO Series 2014-NPL1 Class A1(d) 04/27/54	3.875%	874,201	870,391
Vericrest Opportunity Loan Transferee XXXV LLC CMO Series 2016-NPL9 Class A1(d) 09/25/46	3.500%	1,953,464	1,951,928

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wedgewood Real Estate Trust CMO Series 2016-1 Class A2(d) 07/15/46	5.000%	2,000,000	1,992,291
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $94,881,821)			94,733,826

Commercial Mortgage-Backed Securities — Non-Agency 18.4%

American Homes 4 Rent(b)(d) Series 2014-SFR1 Class E 06/17/31	3.039%	3,500,000	3,465,859
Series 2014-SFR1 Class F 06/17/31	3.789%	3,250,000	3,190,940
American Homes 4 Rent(d) Series 2015-SFR1 Class F 04/17/52	5.885%	2,000,000	1,956,272
B2R Mortgage Trust Series 2015-2 Class E(b)(d) 11/15/48	5.667%	1,500,000	1,290,768
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(d) 07/05/33	4.847%	3,000,000	2,951,198
Hilton USA Trust(b)(d) Series 2016-HHV Class F 11/05/38	4.194%	12,000,000	9,290,435
Hilton USA Trust(d)
Subordinated, Series 2016-SFP Class E 11/05/35	5.519%	4,000,000	3,857,189
Invitation Homes Trust(b)(d) Series 2015-SFR3 Class E 08/17/32	4.289%	1,000,000	1,003,427
Series 2015-SFR3 Class F 08/17/32	5.289%	1,000,000	1,006,737
Subordinated, Series 2014-SFR3 Class F 12/17/31	5.539%	2,500,000	2,503,513
Subordinated, Series 2015-SFR1 Class E 03/17/32	4.739%	3,000,000	3,018,442
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMB(b)(d) 08/15/45	5.988%	5,000,000	4,976,192
Rialto Capital Management LLC Series 2014-LT5 Class B(d) 05/15/24	5.000%	3,000,000	2,997,926
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B(d) 12/25/32	5.071%	1,000,000	999,494

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rialto Real Estate Fund LP Series 2014-LT6 Class B(d) 09/15/24	5.486%	876,505	875,549
VFC LLC(d) Series 2014-2 Class B 07/20/30	5.500%	1,144,197	1,141,343
Subordinated, Series 2015-3 Class B 12/20/31	4.750%	4,624,910	4,624,910
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $48,900,453)			49,150,194

Asset-Backed Securities — Non-Agency 11.2%

A Voce CLO Ltd. Series 2014-1A Class C(b)(d) 07/15/26	4.380%	1,000,000	941,612
Apidos CLO XXII Series 2015-22A Class D(b)(d) 10/20/27	6.881%	2,000,000	1,840,948
Avery Point VII CLO Ltd.(b)(d) 01/15/28	7.480%	3,500,000	3,339,409
Conn's Receivables Funding LLC(d) Series 2015-A Class A 09/15/20	4.565%	1,999,713	2,001,093
Series 2016-A Class A 04/16/18	4.680%	1,382,736	1,385,915
Series 2016-B Class B 03/15/19	7.340%	7,000,000	7,043,792
Subordinated, Series 2016-A Class B 08/15/18	8.960%	2,000,000	2,025,699
Dryden 33 Senior Loan Fund Series 2014-33A Class ER(b)(d)(e) 10/15/28	8.420%	3,000,000	2,857,500
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(b)(d) 11/25/25	6.132%	1,750,000	1,556,784
SoFi Professional Loan Program LLC(d)(e)(f) Series 2015-D Class RC 10/26/37	0.000%	3	2,194,330
SoFi Professional Loan Program LLC(d)(f)
Series 2016-A Class RPO 01/25/38	0.000%	4	2,788,422
Series 2016-B Class RC 04/25/37	0.000%	3	1,762,155
Total Asset-Backed Securities — Non-Agency (Cost: $28,564,300)			29,737,659

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Options Purchased Puts 3.4%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(g)	73,000,000	1.50	08/25/17	2,177,875
Put — OTC 5-Year Interest Rate Swap(g)	50,000,000	2.00	12/12/16	29,310
Put — OTC 5-Year Interest Rate Swap(g)	250,000,000	2.00	07/16/18	6,720,875
Put — OTC 5-Year Interest Rate Swap(g)	70,000,000	3.25	08/18/17	96,145
Total Options Purchased Puts (Cost: $5,812,625)				9,024,205

Money Market Funds 3.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(h)(i)	10,016,423	10,017,424
Total Money Market Funds (Cost: $10,016,422)		10,017,424
Total Investments (Cost: $387,291,646)		386,487,302
Other Assets & Liabilities, Net		(120,045,941)
Net Assets		266,441,361

At November 30, 2016, cash totaling $4,401,983 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	26	USD	3,933,312	03/2017	—	(14,283)
U.S. Treasury 10-Year Note	364	USD	45,323,688	03/2017	—	(187,738)
U.S. Treasury 5-Year Note	52	USD	6,127,875	03/2017	—	(11,787)
Total			55,384,875		—	(213,808)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	(89)	USD	(19,296,312)	03/2017	6,752	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Open Options Contracts Written at November 30, 2016

Issuer	Puts/Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(j)	Put	USD	(50,000,000)	2.00	(280,000)	02/21/2017	(273,480)

Cleared Credit Default Swap Contracts Outstanding at November 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	10,000,000	—	(209,763)

Credit Default Swap Contracts Outstanding at November 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount ($)	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(2,300,000)	(169,266)	—	(167,140)	1,150	—	(976)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(2,700,000)	(198,703)	—	(195,986)	1,350	—	(1,367)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(2,000,000)	(157,110)	—	(177,574)	1,000	21,464	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(5,000,000)	(367,969)	—	(401,416)	2,500	35,947	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(6,000,000)	(471,329)	—	(707,876)	3,000	239,547	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(2,550,000)	(200,315)	—	(260,140)	1,275	61,100	—
Total								—	(1,910,132)		358,058	(2,343)

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2016, the value of these securities amounted to $173,621,679 or 65.16% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $7,628,263, which represents 2.86% of net assets.

(f)  Zero coupon bond.

(g)  Purchased swaption contracts outstanding at November 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 3.250%	3.250	08/22/2022	70,000,000	1,851,500	96,145
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	50,000,000	678,750	29,310
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	250,000,000	2,525,000	6,720,875
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/25/2023	73,000,000	757,375	2,177,875
Total							5,812,625	9,024,205

(h)  As defined in the Investment Company Act of 1940 (the 1940 Act), an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Although the Fund is not subject to the requirements of the 1940 Act, the Fund generally complies with the same definition as set forth in the rule. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,647,464	134,652,674	(131,284,076)	360	10,016,422	16,536	10,017,424

(i)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(j)  Written Swaption Contracts Outstanding at November 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Morgan Stanley	Fixed rate of 2.000%	3-Month USD LIBOR BBA	2.000	02/23/2022	(50,000,000)	(280,000)	(273,480)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities — Agency	—	193,823,994	—	193,823,994
Residential Mortgage-Backed Securities — Non-Agency	—	82,088,161	12,645,665	94,733,826
Commercial Mortgage-Backed Securities — Non-Agency	—	49,150,194	—	49,150,194
Asset-Backed Securities — Non-Agency	—	20,135,252	9,602,407	29,737,659
Options Purchased Puts	—	9,024,205	—	9,024,205
Investments measured at net asset value
Money Market Funds	—	—	—	10,017,424
Total Investments	—	354,221,806	22,248,072	386,487,302
Derivatives
Assets
Futures Contracts	6,752	—	—	6,752
Swap Contracts	—	358,058	—	358,058
Liabilities
Futures Contracts	(213,808)	—	—	(213,808)
Options Contracts Written	—	(273,480)	—	(273,480)
Swap Contracts	—	(212,106)	—	(212,106)
Total	(207,056)	354,094,278	22,248,072	386,152,718

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA MORTGAGE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2016	20,053,786	7,445,081	27,498,867
Increase (decrease) in accrued discounts/premiums	5,443	521	5,964
Realized gain (loss)	265,458	64,479	329,937
Change in unrealized appreciation (depreciation)(a)	346,625	1,164,413	1,511,038
Sales	(12,752,240)	(1,950,000)	(14,702,240)
Purchases	11,923,930	2,877,913	14,801,843
Transfers into Level 3	—	—	—
Transfers out of Level 3	(7,197,337)	—	(7,197,337)
Balance as of November 30, 2016	12,645,665	9,602,407	22,248,072

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2016 was $1,204,013, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $39,600 and Asset-Backed Securities — Non-Agency of $1,164,413.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $371,462,599)	$367,445,673
Affiliated issuers (identified cost $10,016,422)	10,017,424
Options purchased (identified cost $5,812,625)	9,024,205
Total investments (identified cost $387,291,646)	386,487,302
Cash	33,091
Cash collateral held at broker	3,303,000
Margin deposits	1,098,983
Unrealized appreciation on swap contracts	358,058
Receivable for:
Investments sold	282,008
Investments sold on a delayed delivery basis	65,247,813
Capital shares sold	45,588
Dividends	1,717
Interest	1,878,534
Variation margin	6,953
Expense reimbursement due from Investment Manager	563
Prepaid expenses	2,524
Other assets	1,416
Total assets	458,747,550
Liabilities
Option contracts written, at value (premiums received $280,000)	273,480
Unrealized depreciation on swap contracts	2,343
Premiums received on outstanding swap contracts	1,910,132
Payable for:
Investments purchased	2,632,013
Investments purchased on a delayed delivery basis	187,049,896
Capital shares purchased	65,720
Variation margin	299,264
Management services fees	4,740
Distribution and/or service fees	99
Transfer agent fees	1,512
Compensation of board members	10,508
Chief compliance officer expenses	19
Other expenses	56,463
Total liabilities	192,306,189
Net assets applicable to outstanding capital stock	$266,441,361

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Represented by
Paid-in capital	$267,013,784
Undistributed net investment income	611,307
Accumulated net realized loss	(324,802)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,016,926)
Investments — affiliated issuers	1,002
Futures contracts	(207,056)
Options purchased	3,211,580
Options contracts written	6,520
Swap contracts	145,952
Total — representing net assets applicable to outstanding capital stock	$266,441,361
Class A
Net assets	$9,063,499
Shares outstanding	911,889
Net asset value per share	$9.94
Maximum offering price per share(a)	$10.25
Class C
Net assets	$1,413,757
Shares outstanding	142,260
Net asset value per share	$9.94
Class I
Net assets	$245,684,332
Shares outstanding	24,725,595
Net asset value per share	$9.94
Class R4
Net assets	$4,621,482
Shares outstanding	465,051
Net asset value per share	$9.94
Class R5
Net assets	$47,024
Shares outstanding	4,732
Net asset value per share	$9.94
Class W
Net assets	$9,938
Shares outstanding	1,000
Net asset value per share	$9.94
Class Z
Net assets	$5,601,329
Shares outstanding	563,571
Net asset value per share	$9.94

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$16,536
Interest	5,349,606
Total income	5,366,142
Expenses:
Management services fees	837,103
Distribution and/or service fees
Class A	9,818
Class C	6,130
Class W	13
Transfer agent fees
Class A	5,071
Class C	787
Class R4	1,487
Class R5	12
Class W	6
Class Z	2,838
Compensation of board members	7,037
Custodian fees	13,547
Printing and postage fees	11,858
Registration fees	40,300
Audit fees	20,156
Legal fees	5,315
Chief compliance officer expenses	19
Other	6,822
Total expenses	968,319
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(145,353)
Total net expenses	822,966
Net investment income	4,543,176
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,952,625
Investments — affiliated issuers	360
Futures contracts	(2,150,063)
Options purchased	(712,500)
Options contracts written	548,700
Swap contracts	(2,111,868)
Net realized loss	(2,472,746)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,195,516
Investments — affiliated issuers	1,002
Futures contracts	(223,460)
Options purchased	6,258,546
Options contracts written	(394,092)
Swap contracts	1,184,244
Net change in unrealized appreciation	9,021,756
Net realized and unrealized gain	6,549,010
Net increase in net assets resulting from operations	$11,092,186

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$4,543,176	$9,729,717
Net realized gain (loss)	(2,472,746)	2,041,175
Net change in unrealized appreciation (depreciation)	9,021,756	(8,403,651)
Net increase in net assets resulting from operations	11,092,186	3,367,241
Distributions to shareholders
Net investment income
Class A	(127,752)	(200,587)
Class C	(15,417)	(14,907)
Class I	(4,356,307)	(8,104,406)
Class R4	(38,256)	(152,649)
Class R5	(822)	(677)
Class W	(159)	(333)
Class Z	(77,904)	(45,777)
Net realized gains
Class A	—	(83,879)
Class C	—	(5,878)
Class I	—	(2,206,957)
Class R4	—	(66,952)
Class R5	—	(104)
Class W	—	(104)
Class Z	—	(6,800)
Total distributions to shareholders	(4,616,617)	(10,890,010)
Increase in net assets from capital stock activity	9,755,536	22,791,731
Total increase in net assets	16,231,105	15,268,962
Net assets at beginning of period	250,210,256	234,941,294
Net assets at end of period	$266,441,361	$250,210,256
Undistributed net investment income	$611,307	$684,748

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA MORTGAGE OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	272,420	2,692,114	1,057,440	10,401,383
Distributions reinvested	12,973	127,593	29,306	284,029
Redemptions	(98,298)	(970,379)	(532,856)	(5,145,937)
Net increase	187,095	1,849,328	553,890	5,539,475
Class C shares
Subscriptions	55,146	546,581	148,662	1,451,064
Distributions reinvested	1,555	15,295	2,112	20,421
Redemptions	(24,875)	(246,693)	(45,319)	(440,598)
Net increase	31,826	315,183	105,455	1,030,887
Class I shares
Subscriptions	1,192,635	11,711,653	4,670,330	45,252,849
Distributions reinvested	443,088	4,356,129	1,059,236	10,310,887
Redemptions	(1,241,838)	(12,194,977)	(4,279,231)	(42,814,126)
Net increase	393,885	3,872,805	1,450,335	12,749,610
Class R4 shares
Subscriptions	351,394	3,490,349	433,320	4,277,485
Distributions reinvested	3,878	38,085	22,517	219,139
Redemptions	(184,127)	(1,813,090)	(467,279)	(4,473,861)
Net increase (decrease)	171,145	1,715,344	(11,442)	22,763
Class R5 shares
Subscriptions	—	—	3,635	35,000
Distributions reinvested	65	647	32	309
Net increase	65	647	3,667	35,309
Class Z shares
Subscriptions	249,700	2,461,147	390,804	3,746,559
Distributions reinvested	5,935	58,427	4,782	45,906
Redemptions	(52,622)	(517,345)	(39,152)	(378,778)
Net increase	203,013	2,002,229	356,434	3,413,687
Total net increase	987,029	9,755,536	2,458,339	22,791,731

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.69		$10.05	$10.02	$10.00
Income from investment operations:
Net investment income	0.16		0.38	0.39	0.02
Net realized and unrealized gain (loss)	0.25		(0.30)	0.09	0.01
Total from investment operations	0.41		0.08	0.48	0.03
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)	(0.35)	(0.01)
Net realized gains	—		(0.10)	(0.10)	—
Total distributions to shareholders	(0.16)		(0.44)	(0.45)	(0.01)
Net asset value, end of period	$9.94		$9.69	$10.05	$10.02
Total return	4.24%		0.83%	4.88%	0.29%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.16%	1.21%	1.24	%(c)
Total net expenses(d)	0.99	%(c)	1.00%	1.00%	1.00	%(c)
Net investment income	3.17	%(c)	3.95%	4.08%	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9,063		$7,023	$1,718	$10
Portfolio turnover	314%		743%	829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.69		$10.05	$10.02	$10.00
Income from investment operations:
Net investment income	0.12		0.30	0.31	0.01
Net realized and unrealized gain (loss)	0.25		(0.30)	0.09	0.01
Total from investment operations	0.37		—	0.40	0.02
Less distributions to shareholders:
Net investment income	(0.12)		(0.26)	(0.27)	(0.00	)(b)
Net realized gains	—		(0.10)	(0.10)	—
Total distributions to shareholders	(0.12)		(0.36)	(0.37)	(0.00	)(b)
Net asset value, end of period	$9.94		$9.69	$10.05	$10.02
Total return	3.86%		0.07%	4.09%	0.24%
Ratios to average net assets(c)
Total gross expenses	1.86	%(d)	1.91%	1.98%	2.05	%(d)
Total net expenses(e)	1.74	%(d)	1.75%	1.75%	1.75	%(d)
Net investment income	2.42	%(d)	3.17%	3.16%	1.05	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,414		$1,070	$50	$10
Portfolio turnover	314%		743%	829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class I	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.69		$10.05	$10.02	$10.00
Income from investment operations:
Net investment income	0.17		0.43	0.41	0.02
Net realized and unrealized gain (loss)	0.26		(0.31)	0.11	0.01
Total from investment operations	0.43		0.12	0.52	0.03
Less distributions to shareholders:
Net investment income	(0.18)		(0.38)	(0.39)	(0.01)
Net realized gains	—		(0.10)	(0.10)	—
Total distributions to shareholders	(0.18)		(0.48)	(0.49)	(0.01)
Net asset value, end of period	$9.94		$9.69	$10.05	$10.02
Total return	4.45%		1.24%	5.29%	0.31%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.74%	0.82%	0.87	%(c)
Total net expenses(d)	0.62	%(c)	0.60%	0.60%	0.60	%(c)
Net investment income	3.54	%(c)	4.33%	4.12%	2.38	%(c)
Supplemental data
Net assets, end of period (in thousands)	$245,684		$235,721	$230,041	$95,325
Portfolio turnover	314%		743%	829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.69		$10.06	$10.02	$10.00
Income from investment operations:
Net investment income	0.17		0.41	0.44	0.02
Net realized and unrealized gain (loss)	0.25		(0.32)	0.07	0.01
Total from investment operations	0.42		0.09	0.51	0.03
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)	(0.37)	(0.01)
Net realized gains	—		(0.10)	(0.10)	—
Total distributions to shareholders	(0.17)		(0.46)	(0.47)	(0.01)
Net asset value, end of period	$9.94		$9.69	$10.06	$10.02
Total return	4.37%		0.98%	5.24%	0.30%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.92%	0.94%	1.05	%(c)
Total net expenses(d)	0.74	%(c)	0.75%	0.75%	0.75	%(c)
Net investment income	3.54	%(c)	4.22%	4.44%	2.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,621		$2,848	$3,071	$10
Portfolio turnover	314%		743%	829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.69		$10.06	$10.02	$10.00
Income from investment operations:
Net investment income	0.17		0.40	0.39	0.02
Net realized and unrealized gain (loss)	0.26		(0.30)	0.13	0.01
Total from investment operations	0.43		0.10	0.52	0.03
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)	(0.38)	(0.01)
Net realized gains	—		(0.10)	(0.10)	—
Total distributions to shareholders	(0.18)		(0.47)	(0.48)	(0.01)
Net asset value, end of period	$9.94		$9.69	$10.06	$10.02
Total return	4.42%		1.09%	5.34%	0.31%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.79%	0.90%	0.89	%(c)
Total net expenses(d)	0.67	%(c)	0.65%	0.65%	0.65	%(c)
Net investment income	3.49	%(c)	4.09%	3.91%	2.14	%(c)
Supplemental data
Net assets, end of period (in thousands)	$47		$45	$10	$10
Portfolio turnover	314%		743%	829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.69		$10.05	$10.02	$10.00
Income from investment operations:
Net investment income	0.16		0.39	0.36	0.02
Net realized and unrealized gain (loss)	0.25		(0.31)	0.12	0.01
Total from investment operations	0.41		0.08	0.48	0.03
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)	(0.35)	(0.01)
Net realized gains	—		(0.10)	(0.10)	—
Total distributions to shareholders	(0.16)		(0.44)	(0.45)	(0.01)
Net asset value, end of period	$9.94		$9.69	$10.05	$10.02
Total return	4.25%		0.83%	4.87%	0.29%
Ratios to average net assets(b)
Total gross expenses	1.09	%(c)	1.16%	1.30%	1.30	%(c)
Total net expenses(d)	0.98	%(c)	1.00%	1.00%	1.00	%(c)
Net investment income	3.18	%(c)	3.94%	3.56%	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$10	$10
Portfolio turnover	314%		743%	829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA MORTGAGE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.69		$10.06	$10.02	$10.00
Income from investment operations:
Net investment income	0.17		0.39	0.39	0.02
Net realized and unrealized gain (loss)	0.25		(0.30)	0.12	0.01
Total from investment operations	0.42		0.09	0.51	0.03
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)	(0.37)	(0.01)
Net realized gains	—		(0.10)	(0.10)	—
Total distributions to shareholders	(0.17)		(0.46)	(0.47)	(0.01)
Net asset value, end of period	$9.94		$9.69	$10.06	$10.02
Total return	4.37%		0.98%	5.24%	0.30%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.90%	1.03%	1.08	%(c)
Total net expenses(d)	0.74	%(c)	0.75%	0.75%	0.75	%(c)
Net investment income	3.43	%(c)	4.07%	3.96%	2.21	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,601		$3,494	$41	$12
Portfolio turnover	314%		743%	829%	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar

Semiannual Report 2016
26

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

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27

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a

Semiannual Report 2016
28

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to manage interest rate and volatility exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended November 30, 2016 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at May 31, 2016	(40,000,000.00)	(240,000.00)	(60,000,000.00)	(499,500.00)
Opened	—	—	(50,000,000.00)	(280,000.00)
Closed	40,000,000.00	240,000.00	—	—
Expired	—	—	60,000,000.00	499,500.00
Balance at November 30, 2016	—	—	(50,000,000.00)	(280,000.00)

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the

Semiannual Report 2016
29

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on a notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	358,058	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	6,752	*
Interest rate risk	Investments, at value — Options purchased	9,024,205
Total		9,389,015
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	212,106	*
Credit risk	Premiums received on outstanding swap contracts	1,910,132
Interest rate risk	Net assets — unrealized depreciation on futures contracts	213,808	*
Interest rate risk	Options contracts written, at value	273,480
Total		2,609,526

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	78,152	78,152
Interest rate risk	(2,150,063)	548,700	(712,500)	(2,190,020)	(4,503,883)
Total	(2,150,063)	548,700	(712,500)	(2,111,868)	(4,425,731)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	151,680	151,680
Interest rate risk	(223,460)	(394,092)	6,258,546	1,032,564	6,673,558
Total	(223,460)	(394,092)	6,258,546	1,184,244	6,825,238

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	65,428,992
Futures contracts — Short	38,028,781
Credit default swap contracts — buy protection	24,500,000
Credit default swap contracts — sell protection	20,550,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Written	(136,740)
Derivative Instrument	Average Unrealized Appreciation ($)**	Average Unrealized Depreciation ($)**
Interest rate swap contracts	—	(367,689)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2016.

**Based on the monthly outstanding amounts for the six months ended November 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold.

Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2016:

	Barclays ($)	Citi ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Total ($)
Assets
Options purchased puts	96,145	8,928,060	—	—	—	—	9,024,205
Total Assets	96,145	8,928,060	—	—	—	—	9,024,205
Liabilities
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	29,514	29,514
Options contracts written	—	—	—	—	273,480	—	273,480
OTC credit default swap contracts(b)	—	—	365,469	156,110	1,032,838	—	1,554,417
Total Liabilities	—	—	365,469	156,110	1,306,318	29,514	1,857,411
Semiannual Report 2016
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COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

	Barclays ($)	Citi ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Total ($)
Total Financial and Derivative Net Assets	96,145	8,928,060	(365,469)	(156,110)	(1,306,318)	(29,514)	7,166,794
Total collateral received (pledged)(c)	96,145	8,789,000	(340,000)	—	(1,223,000)	(29,514)	7,292,631
Net Amount(d)	—	139,060	(25,469)	(156,110)	(83,318)	—	(125,837)

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

(e) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and

Semiannual Report 2016
34

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.650% to 0.535% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.648% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and

Semiannual Report 2016
35

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class C	0.13
Class R4	0.13
Class R5	0.05
Class W	0.12
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $11,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $7,895 for Class A and $250 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.00%	1.00%
Class C	1.75	1.75
Class I	0.65	0.60
Class R4	0.75	0.75
Class R5	0.70	0.65
Class W	1.00	1.00
Class Z	0.75	0.75

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and

Semiannual Report 2016
36

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $387,292,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,057,000
Unrealized depreciation	(8,862,000)
Net unrealized depreciation	$(805,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,274,352,423 and $1,315,110,610, respectively, for the six months ended November 30, 2016, of which $1,145,928,516 and $1,186,517,070, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 95.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased

Semiannual Report 2016
37

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Investments Risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Semiannual Report 2016
38

COLUMBIA MORTGAGE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
39

COLUMBIA MORTGAGE OPPORTUNITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mortgage Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
40

COLUMBIA MORTGAGE OPPORTUNITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
41

COLUMBIA MORTGAGE OPPORTUNITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
42

COLUMBIA MORTGAGE OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
43

Columbia Mortgage Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR251_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA SELECT SMALLER-CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SELECT SMALLER-CAP VALUE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	26
Approval of Management Agreement	34
Important Information About This Report	37

Semiannual Report 2016

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Select Smaller-Cap Value Fund (the Fund) Class A shares returned 6.52% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 19.62% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		6.52	1.95	13.64	6.56
Including sales charges		0.38	-3.91	12.30	5.94
Class B	04/25/97
Excluding sales charges		6.17	1.23	12.78	5.76
Including sales charges		1.17	-3.15	12.54	5.76
Class C	05/27/99
Excluding sales charges		6.16	1.23	12.80	5.77
Including sales charges		5.16	0.35	12.80	5.77
Class I*	08/03/09	6.73	2.40	14.16	6.93
Class K*	08/03/09	6.59	2.11	13.81	6.70
Class R	04/30/03	6.38	1.71	13.36	6.27
Class R4*	11/08/12	6.64	2.21	13.87	6.67
Class R5	11/30/01	6.77	2.37	14.08	7.06
Class Y*	10/01/14	6.73	2.40	13.84	6.66
Class Z*	09/27/10	6.62	2.19	13.93	6.73
Russell 2000 Value Index		19.62	19.85	14.50	5.92

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Richard Rosen

Kari Montanus

Richard Taft*

*Effective October 2016, Mr. Taft was named a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2016)
Dean Foods Co.	4.0
Telephone & Data Systems, Inc.	3.8
United Continental Holdings, Inc.	3.7
BofI Holding, Inc.	3.4
CACI International, Inc., Class A	3.2
Hanover Insurance Group, Inc. (The)	3.1
WellCare Health Plans, Inc.	3.1
Ultratech, Inc.	3.0
Extreme Networks, Inc.	2.9
Minerals Technologies, Inc.	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	99.3
Money Market Funds	0.7
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	13.2
Consumer Staples	6.5
Energy	4.5
Financials	20.3
Health Care	12.9
Industrials	11.5
Information Technology	19.8
Materials	5.2
Real Estate	1.8
Telecommunication Services	4.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA SELECT SMALLER-CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,065.20	1,018.45	6.83	6.68	1.32
Class B	1,000.00	1,000.00	1,061.70	1,014.74	10.65	10.40	2.06
Class C	1,000.00	1,000.00	1,061.60	1,014.74	10.65	10.40	2.06
Class I	1,000.00	1,000.00	1,067.30	1,020.56	4.66	4.56	0.90
Class K	1,000.00	1,000.00	1,065.90	1,019.05	6.21	6.07	1.20
Class R	1,000.00	1,000.00	1,063.80	1,017.20	8.12	7.94	1.57
Class R4	1,000.00	1,000.00	1,066.40	1,019.70	5.54	5.42	1.07
Class R5	1,000.00	1,000.00	1,067.70	1,020.31	4.92	4.81	0.95
Class Y	1,000.00	1,000.00	1,067.30	1,020.36	4.87	4.76	0.94
Class Z	1,000.00	1,000.00	1,066.20	1,019.70	5.54	5.42	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.1%
Auto Components 3.8%
American Axle & Manufacturing Holdings, Inc.(a)	650,000	10,179,000
Motorcar Parts of America, Inc.(a)	700,000	17,122,000
Total		27,301,000
Hotels, Restaurants & Leisure 1.8%
Texas Roadhouse, Inc.	270,000	12,660,300
Household Durables 5.0%
Beazer Homes USA, Inc.(a)	585,148	7,887,795
Lennar Corp., Class A	315,000	13,400,100
William Lyon Homes, Inc. Class A(a)	700,000	13,860,000
Total		35,147,895
Specialty Retail 0.9%
Vitamin Shoppe, Inc.(a)	260,000	6,461,000
Textiles, Apparel & Luxury Goods 1.6%
Hanesbrands, Inc.	475,000	11,034,250
Total Consumer Discretionary		92,604,445
CONSUMER STAPLES 6.4%
Food Products 5.7%
Dean Foods Co.	1,400,000	27,804,000
Snyders-Lance, Inc.	2,048	76,309
WhiteWave Foods Co. (The)(a)	225,000	12,395,250
Total		40,275,559
Personal Products 0.7%
Herbalife Ltd.(a)	106,000	5,197,180
Total Consumer Staples		45,472,739
ENERGY 4.4%
Energy Equipment & Services 4.4%
Exterran Corp.(a)	460,000	9,246,000
Superior Energy Services, Inc.	725,000	12,499,000
Tetra Technologies, Inc.(a)	1,760,000	9,556,800
Total		31,301,800
Total Energy		31,301,800
FINANCIALS 20.2%
Banks 2.2%
Opus Bank	615,439	15,570,607

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 12.3%
Aspen Insurance Holdings Ltd.	148,500	7,566,075
Hanover Insurance Group, Inc. (The)	255,000	22,080,450
Lincoln National Corp.	310,000	19,871,000
National General Holdings Corp.	750,000	16,942,500
State National Companies, Inc.	1,500,000	20,145,000
Total		86,605,025
Mortgage Real Estate Investment Trusts (REITs) 2.3%
Ladder Capital Corp., Class A	1,125,099	16,145,170
Thrifts & Mortgage Finance 3.4%
BofI Holding, Inc.(a)	1,025,000	24,220,750
Total Financials		142,541,552
HEALTH CARE 12.9%
Biotechnology 1.9%
Ligand Pharmaceuticals, Inc.(a)	131,500	13,728,600
Health Care Equipment & Supplies 3.7%
Analogic Corp.	170,000	15,665,500
Dentsply Sirona, Inc.	175,000	10,181,500
Total		25,847,000
Health Care Providers & Services 5.6%
PharMerica Corp.(a)	725,000	17,436,250
WellCare Health Plans, Inc.(a)	159,000	21,786,180
Total		39,222,430
Pharmaceuticals 1.7%
Impax Laboratories, Inc.(a)	835,000	12,065,750
Total Health Care		90,863,780
INDUSTRIALS 11.5%
Aerospace & Defense 2.6%
Cubic Corp.	390,000	18,057,000
Airlines 3.7%
United Continental Holdings, Inc.(a)	377,213	26,008,836
Commercial Services & Supplies 2.4%
Waste Connections, Inc.	225,000	17,199,000
Road & Rail 2.8%
Swift Transportation Co.(a)	800,000	19,976,000
Total Industrials		81,240,836

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 19.7%
Communications Equipment 6.7%
Calix, Inc.(a)(b)	2,629,041	19,849,260
Extreme Networks, Inc.(a)	4,800,000	20,304,000
Viavi Solutions, Inc.(a)	950,000	7,457,500
Total		47,610,760
Electronic Equipment, Instruments & Components 1.5%
Belden, Inc.	145,000	10,715,500
IT Services 6.1%
CACI International, Inc., Class A(a)	175,441	22,702,065
EPAM Systems, Inc.(a)	306,715	20,212,519
Total		42,914,584
Semiconductors & Semiconductor Equipment 2.9%
Ultratech, Inc.(a)	905,549	20,755,183
Software 2.5%
BroadSoft, Inc.(a)	415,000	17,222,500
Total Information Technology		139,218,527
MATERIALS 5.2%
Chemicals 2.9%
Minerals Technologies, Inc.	250,000	20,250,000
Containers & Packaging 2.3%
Owens-Illinois, Inc.(a)	900,000	16,533,000
Total Materials		36,783,000
REAL ESTATE 1.8%
Equity Real Estate Investment Trusts (REITs) 1.8%
Gaming and Leisure Properties, Inc.	425,000	12,966,750
Total Real Estate		12,966,750

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 0.5%
Globalstar, Inc.(a)	4,600,000	3,634,000
Wireless Telecommunication Services 3.8%
Telephone & Data Systems, Inc.	1,000,000	26,930,000
Total Telecommunication Services		30,564,000
Total Common Stocks (Cost: $586,908,121)		703,557,429

Warrants —%

INDUSTRIALS —%
Airlines —%
American Airlines Escrow(a)(c)(d)	52,560	—
Total Industrials		—
Total Warrants (Cost: $—)		—

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(b)(e)	5,095,903	5,096,412
Total Money Market Funds (Cost: $5,095,903)		5,096,412
Total Investments (Cost: $592,004,024)		708,653,841
Other Assets & Liabilities, Net		(1,149,435)
Net Assets		707,504,406

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,408,562	79,913,707	(93,225,918)	(448)	5,095,903	39,538	5,096,412
Calix, Inc.	19,971,899	—	(316,873)	(9,665)	19,645,361	—	19,849,260
Total	38,380,461	79,913,707	(93,542,791)	(10,113)	24,741,264	39,538	24,945,672

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Negligible market value.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(e)  The rate shown is the seven-day current annualized yield at November 30, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (NAV) (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Common Stocks
Consumer Discretionary	92,604,445	—	—		92,604,445
Consumer Staples	45,472,739	—	—		45,472,739
Energy	31,301,800	—	—		31,301,800
Financials	142,541,552	—	—		142,541,552
Health Care	90,863,780	—	—		90,863,780
Industrials	81,240,836	—	—		81,240,836
Information Technology	139,218,527	—	—		139,218,527
Materials	36,783,000	—	—		36,783,000
Real Estate	12,966,750	—	—		12,966,750
Telecommunication Services	30,564,000	—	—		30,564,000
Total Common Stocks	703,557,429	—	—		703,557,429
Warrants
Industrials	—	—	0	(a)	0	(a)
Investments measured at net asset value
Money Market Funds	—	—	—		5,096,412
Total Investments	703,557,429	—	0	(a)	708,653,841

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $567,262,760)	$683,708,169
Affiliated issuers (identified cost $24,741,264)	24,945,672
Total investments (identified cost $592,004,024)	708,653,841
Receivable for:
Capital shares sold	524,868
Dividends	195,205
Foreign tax reclaims	4,035
Prepaid expenses	3,696
Other assets	3,997
Total assets	709,385,642
Liabilities
Payable for:
Investments purchased	262,844
Capital shares purchased	1,336,047
Management services fees	16,675
Distribution and/or service fees	5,044
Transfer agent fees	96,402
Plan administration fees	1,592
Compensation of board members	71,976
Chief compliance officer expenses	51
Other expenses	90,605
Total liabilities	1,881,236
Net assets applicable to outstanding capital stock	$707,504,406
Represented by
Paid-in capital	$548,671,924
Excess of distributions over net investment income	(3,535,917)
Accumulated net realized gain	45,718,588
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	116,445,409
Investments — affiliated issuers	204,408
Foreign currency translations	(6)
Total — representing net assets applicable to outstanding capital stock	$707,504,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$534,530,541
Shares outstanding	28,705,223
Net asset value per share	$18.62
Maximum offering price per share(a)	$19.76
Class B
Net assets	$2,921,665
Shares outstanding	202,208
Net asset value per share	$14.45
Class C
Net assets	$40,015,651
Shares outstanding	2,763,730
Net asset value per share	$14.48
Class I
Net assets	$14,246,921
Shares outstanding	675,219
Net asset value per share	$21.10
Class K
Net assets	$7,322,248
Shares outstanding	356,696
Net asset value per share	$20.53
Class R
Net assets	$12,746,870
Shares outstanding	721,033
Net asset value per share	$17.68
Class R4
Net assets	$4,297,549
Shares outstanding	204,125
Net asset value per share	$21.05
Class R5
Net assets	$9,758,897
Shares outstanding	464,987
Net asset value per share	$20.99
Class Y
Net assets	$4,850
Shares outstanding	225
Net asset value per share	$21.56
Class Z
Net assets	$81,659,214
Shares outstanding	3,930,761
Net asset value per share	$20.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,701,644
Dividends — affiliated issuers	39,538
Foreign taxes withheld	(14,282)
Total income	2,726,900
Expenses:
Management services fees	2,998,811
Distribution and/or service fees
Class A	665,888
Class B	17,311
Class C	201,889
Class R	31,036
Transfer agent fees
Class A	444,873
Class B	2,904
Class C	33,736
Class K	1,824
Class R	10,359
Class R4	3,432
Class R5	2,395
Class Z	64,036
Plan administration fees
Class K	9,094
Compensation of board members	12,175
Custodian fees	2,800
Printing and postage fees	59,184
Registration fees	60,989
Audit fees	14,118
Legal fees	7,199
Chief compliance officer expenses	51
Other	13,754
Total expenses	4,657,858
Expense reductions	(960)
Total net expenses	4,656,898
Net investment loss	(1,929,998)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,784,585
Investments — affiliated issuers	(10,113)
Foreign currency translations	(138)
Net realized gain	45,774,334
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,323,833)
Investments — affiliated issuers	2,138,835
Foreign currency translations	(6)
Net change in unrealized depreciation	(185,004)
Net realized and unrealized gain	45,589,330
Net increase in net assets resulting from operations	$43,659,332

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment loss	$(1,929,998)	$(1,420,071)
Net realized gain	45,774,334	38,738,396
Net change in unrealized depreciation	(185,004)	(70,742,255)
Net increase (decrease) in net assets resulting from operations	43,659,332	(33,423,930)
Distributions to shareholders
Net investment income
Net realized gains
Class A	—	(38,686,955)
Class B	—	(374,209)
Class C	—	(5,180,102)
Class I	—	(1,797,671)
Class K	—	(671,669)
Class R	—	(1,192,424)
Class R4	—	(148,808)
Class R5	—	(352,009)
Class Y	—	(231)
Class Z	—	(1,981,142)
Total distributions to shareholders	—	(50,385,220)
Increase (decrease) in net assets from capital stock activity	(54,989,796)	294,071,608
Total increase (decrease) in net assets	(11,330,464)	210,262,458
Net assets at beginning of period	718,834,870	508,572,412
Net assets at end of period	$707,504,406	$718,834,870
Excess of distributions over net investment income	$(3,535,917)	$(1,605,919)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	504,790	8,905,276	1,755,651	32,875,134
Fund reorganization	—	—	12,043,498	205,510,234
Distributions reinvested	—	—	2,139,137	37,413,500
Redemptions	(3,099,078)	(54,815,983)	(3,267,799)	(59,435,238)
Net increase (decrease)	(2,594,288)	(45,910,707)	12,670,487	216,363,630
Class B shares
Subscriptions	830	11,536	6,334	88,529
Fund reorganization	—	—	152,198	2,021,857
Distributions reinvested	—	—	27,295	373,116
Redemptions(a)	(97,032)	(1,338,013)	(112,896)	(1,639,308)
Net increase (decrease)	(96,202)	(1,326,477)	72,931	844,194
Class C shares
Subscriptions	53,054	731,142	311,446	4,606,907
Fund reorganization	—	—	600,175	7,994,231
Distributions reinvested	—	—	324,509	4,445,775
Redemptions	(382,602)	(5,282,890)	(684,855)	(9,725,429)
Net increase (decrease)	(329,548)	(4,551,748)	551,275	7,321,484
Class I shares
Subscriptions	183	3,633	28,276	556,252
Fund reorganization	—	—	707,392	13,648,001
Distributions reinvested	—	—	91,053	1,797,384
Redemptions	(70,806)	(1,436,182)	(1,027,365)	(19,415,252)
Net decrease	(70,623)	(1,432,549)	(200,644)	(3,413,615)
Class K shares
Subscriptions	16,236	316,824	56,832	1,135,521
Fund reorganization	—	—	51,189	962,788
Distributions reinvested	—	—	34,860	671,391
Redemptions	(64,682)	(1,260,851)	(52,508)	(1,058,568)
Net increase (decrease)	(48,446)	(944,027)	90,373	1,711,132
Class R shares
Subscriptions	68,023	1,143,875	271,194	4,718,515
Fund reorganization	—	—	165,788	2,691,341
Distributions reinvested	—	—	35,263	586,776
Redemptions	(92,459)	(1,550,091)	(302,027)	(5,292,023)
Net increase (decrease)	(24,436)	(406,216)	170,218	2,704,609

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R4 shares
Subscriptions	52,844	1,052,975	92,634	1,899,826
Fund reorganization	—	—	103,705	1,997,612
Distributions reinvested	—	—	7,535	148,582
Redemptions	(58,810)	(1,170,618)	(14,258)	(291,189)
Net increase (decrease)	(5,966)	(117,643)	189,616	3,754,831
Class R5 shares
Subscriptions	67,444	1,374,559	303,692	5,710,601
Fund reorganization	—	—	214,989	4,122,745
Distributions reinvested	—	—	17,573	345,129
Redemptions	(135,194)	(2,715,774)	(96,023)	(1,812,377)
Net increase (decrease)	(67,750)	(1,341,215)	440,231	8,366,098
Class Y shares
Fund reorganization	—	—	117	2,304
Net increase	—	—	117	2,304
Class Z shares
Subscriptions	1,082,199	21,477,068	4,032,601	73,991,169
Fund reorganization	—	—	376,355	7,152,263
Distributions reinvested	—	—	94,344	1,835,931
Redemptions	(1,048,816)	(20,436,282)	(1,398,554)	(26,562,422)
Net increase	33,383	1,040,786	3,104,746	56,416,941
Total net increase (decrease)	(3,203,876)	(54,989,796)	17,089,350	294,071,608

(a)  Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$17.48		$21.36		$21.52		$18.82		$14.31		$13.69		$15.97
Income from investment operations:
Net investment loss	(0.05)		(0.05)		(0.14)		(0.03)		(0.11)		(0.06)		(0.12)
Net realized and unrealized gain (loss)	1.19		(1.70)		2.28		4.17		5.06		0.68		(1.40)
Total from investment operations	1.14		(1.75)		2.14		4.14		4.95		0.62		(1.52)
Less distributions to shareholders:
Net realized gains	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Total distributions to shareholders	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Net asset value, end of period	$18.62		$17.48		$21.36		$21.52		$18.82		$14.31		$13.69
Total return	6.52%		(8.19%)		11.21%		22.30%		35.23%		4.53%		(9.42%)
Ratios to average net assets(b)
Total gross expenses	1.32	%(c)	1.36%		1.38%		1.41%		1.51%		1.48	%(c)	1.48%
Total net expenses(d)	1.32	%(c)(e)	1.36	%(e)	1.38	%(e)	1.40	%(e)	1.39	%(e)	1.41	%(c)	1.42	%(e)
Net investment loss	(0.54	%)(c)	(0.26%)		(0.67%)		(0.14%)		(0.67%)		(0.87	%)(c)	(0.77%)
Supplemental data
Net assets, end of period (in thousands)	$534,531		$547,110		$397,847		$387,317		$325,677		$283,740		$295,973
Portfolio turnover	14%		27%		26%		22%		9%		3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$13.61		$17.27		$17.97		$16.04		$12.34		$11.84		$14.04
Income from investment operations:
Net investment loss	(0.09)		(0.15)		(0.25)		(0.16)		(0.19)		(0.09)		(0.21)
Net realized and unrealized gain (loss)	0.93		(1.38)		1.85		3.53		4.33		0.59		(1.23)
Total from investment operations	0.84		(1.53)		1.60		3.37		4.14		0.50		(1.44)
Less distributions to shareholders:
Net realized gains	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Total distributions to shareholders	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Net asset value, end of period	$14.45		$13.61		$17.27		$17.97		$16.04		$12.34		$11.84
Total return	6.17%		(8.90%)		10.36%		21.33%		34.28%		4.22%		(10.15%)
Ratios to average net assets(b)
Total gross expenses	2.06	%(c)	2.11%		2.13%		2.16%		2.26%		2.23	%(c)	2.23%
Total net expenses(d)	2.06	%(c)(e)	2.11	%(e)	2.13	%(e)	2.15	%(e)	2.14	%(e)	2.16	%(c)	2.16	%(e)
Net investment loss	(1.26	%)(c)	(1.01%)		(1.41%)		(0.92%)		(1.41%)		(1.62	%)(c)	(1.52%)
Supplemental data
Net assets, end of period (in thousands)	$2,922		$4,063		$3,894		$5,782		$8,356		$12,565		$13,501
Portfolio turnover	14%		27%		26%		22%		9%		3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$13.64		$17.30		$18.00		$16.06		$12.36		$11.86		$14.06
Income from investment operations:
Net investment loss	(0.09)		(0.15)		(0.25)		(0.16)		(0.19)		(0.09)		(0.21)
Net realized and unrealized gain (loss)	0.93		(1.38)		1.85		3.54		4.33		0.59		(1.23)
Total from investment operations	0.84		(1.53)		1.60		3.38		4.14		0.50		(1.44)
Less distributions to shareholders:
Net realized gains	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Total distributions to shareholders	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Net asset value, end of period	$14.48		$13.64		$17.30		$18.00		$16.06		$12.36		$11.86
Total return	6.16%		(8.89%)		10.35%		21.37%		34.23%		4.22%		(10.13%)
Ratios to average net assets(b)
Total gross expenses	2.06	%(c)	2.11%		2.13%		2.16%		2.26%		2.23	%(c)	2.23%
Total net expenses(d)	2.06	%(c)(e)	2.11	%(e)	2.13	%(e)	2.15	%(e)	2.14	%(e)	2.16	%(c)	2.17	%(e)
Net investment loss	(1.29	%)(c)	(1.02%)		(1.42%)		(0.91%)		(1.42%)		(1.63	%)(c)	(1.52%)
Supplemental data
Net assets, end of period (in thousands)	$40,016		$42,200		$43,974		$43,354		$38,785		$33,327		$37,511
Portfolio turnover	14%		27%		26%		22%		9%		3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,						Year Ended December 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$19.77		$23.75	$23.57	$20.41	$15.41	$14.71		$17.02
Income from investment operations:
Net investment income (loss)	(0.01)		0.04	(0.05)	0.07	(0.04)	(0.03)		(0.04)
Net realized and unrealized gain (loss)	1.34		(1.89)	2.53	4.53	5.48	0.73		(1.51)
Total from investment operations	1.33		(1.85)	2.48	4.60	5.44	0.70		(1.55)
Less distributions to shareholders:
Net realized gains	—		(2.13)	(2.30)	(1.44)	(0.44)	—		(0.76)
Total distributions to shareholders	—		(2.13)	(2.30)	(1.44)	(0.44)	—		(0.76)
Net asset value, end of period	$21.10		$19.77	$23.75	$23.57	$20.41	$15.41		$14.71
Total return	6.73%		(7.77%)	11.70%	22.83%	35.91%	4.76%		(9.01%)
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.93%	0.93%	0.93%	0.96%	0.98	%(c)	0.94%
Total net expenses(d)	0.90	%(c)	0.93%	0.93%	0.93%	0.93%	0.94	%(c)	0.91%
Net investment income (loss)	(0.13	%)(c)	0.19%	(0.22%)	0.32%	(0.21%)	(0.38	%)(c)	(0.24%)
Supplemental data
Net assets, end of period (in thousands)	$14,247		$14,742	$22,479	$22,829	$26,109	$20,764		$14,419
Portfolio turnover	14%		27%	26%	22%	9%	3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,						Year Ended December 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$19.26		$23.27	$23.20	$20.17	$15.28	$14.60		$16.94
Income from investment operations:
Net investment income (loss)	(0.04)		(0.03)	(0.12)	0.01	(0.09)	(0.04)		(0.09)
Net realized and unrealized gain (loss)	1.31		(1.85)	2.49	4.46	5.42	0.72		(1.49)
Total from investment operations	1.27		(1.88)	2.37	4.47	5.33	0.68		(1.58)
Less distributions to shareholders:
Net realized gains	—		(2.13)	(2.30)	(1.44)	(0.44)	—		(0.76)
Total distributions to shareholders	—		(2.13)	(2.30)	(1.44)	(0.44)	—		(0.76)
Net asset value, end of period	$20.53		$19.26	$23.27	$23.20	$20.17	$15.28		$14.60
Total return	6.59%		(8.07%)	11.39%	22.45%	35.49%	4.66%		(9.23%)
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.24%	1.23%	1.23%	1.26%	1.23	%(c)	1.22%
Total net expenses(d)	1.20	%(c)	1.24%	1.23%	1.23%	1.23%	1.20	%(c)	1.18%
Net investment income (loss)	(0.42	%)(c)	(0.14%)	(0.52%)	0.05%	(0.51%)	(0.65	%)(c)	(0.53%)
Supplemental data
Net assets, end of period (in thousands)	$7,322		$7,803	$7,323	$6,809	$5,083	$3,812		$3,642
Portfolio turnover	14%		27%	26%	22%	9%	3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$16.62		$20.46		$20.77		$18.25		$13.92		$13.33		$15.62
Income from investment operations:
Net investment loss	(0.07)		(0.09)		(0.19)		(0.08)		(0.14)		(0.07)		(0.16)
Net realized and unrealized gain (loss)	1.13		(1.62)		2.18		4.04		4.91		0.66		(1.37)
Total from investment operations	1.06		(1.71)		1.99		3.96		4.77		0.59		(1.53)
Less distributions to shareholders:
Net realized gains	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Total distributions to shareholders	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Net asset value, end of period	$17.68		$16.62		$20.46		$20.77		$18.25		$13.92		$13.33
Total return	6.38%		(8.36%)		10.87%		22.01%		34.92%		4.43%		(9.69%)
Ratios to average net assets(b)
Total gross expenses	1.57	%(c)	1.61%		1.63%		1.66%		1.76%		1.73	%(c)	1.73%
Total net expenses(d)	1.57	%(c)(e)	1.61	%(e)	1.63	%(e)	1.65	%(e)	1.64	%(e)	1.67	%(c)	1.67	%(e)
Net investment loss	(0.79	%)(c)	(0.52%)		(0.92%)		(0.40%)		(0.92%)		(1.14	%)(c)	(1.02%)
Supplemental data
Net assets, end of period (in thousands)	$12,747		$12,386		$11,772		$11,933		$10,684		$9,248		$11,156
Portfolio turnover	14%		27%		26%		22%		9%		3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.74		$23.76		$23.63		$20.49		$15.99
Income from investment operations:
Net investment income (loss)	(0.03)		0.01		(0.10)		0.02		(0.04)
Net realized and unrealized gain (loss)	1.34		(1.90)		2.53		4.56		4.98
Total from investment operations	1.31		(1.89)		2.43		4.58		4.94
Less distributions to shareholders:
Net realized gains	—		(2.13)		(2.30)		(1.44)		(0.44)
Total distributions to shareholders	—		(2.13)		(2.30)		(1.44)		(0.44)
Net asset value, end of period	$21.05		$19.74		$23.76		$23.63		$20.49
Total return	6.64%		(7.94%)		11.45%		22.64%		31.47%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.12%		1.13%		1.16%		1.27	%(c)
Total net expenses(d)	1.07	%(c)(e)	1.12	%(e)	1.13	%(e)	1.15	%(e)	1.14	%(c)
Net investment income (loss)	(0.30	%)(c)	0.03%		(0.44%)		0.07%		(0.37	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$4,298		$4,147		$486		$123		$3
Portfolio turnover	14%		27%		26%		22%		9%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,						Year Ended December 31,
Class R5	(Unaudited)		2016	2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$19.66		$23.65	$23.49	$20.35	$15.40	$14.70		$17.01
Income from investment operations:
Net investment income (loss)	(0.02)		0.02	(0.07)	0.07	(0.05)	(0.03)		(0.05)
Net realized and unrealized gain (loss)	1.35		(1.88)	2.53	4.51	5.44	0.73		(1.50)
Total from investment operations	1.33		(1.86)	2.46	4.58	5.39	0.70		(1.55)
Less distributions to shareholders:
Net realized gains	—		(2.13)	(2.30)	(1.44)	(0.44)	—		(0.76)
Total distributions to shareholders	—		(2.13)	(2.30)	(1.44)	(0.44)	—		(0.76)
Net asset value, end of period	$20.99		$19.66	$23.65	$23.49	$20.35	$15.40		$14.70
Total return	6.77%		(7.85%)	11.65%	22.80%	35.60%	4.76%		(9.02%)
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.99%	0.98%	0.98%	0.98%	0.98	%(c)	0.97%
Total net expenses(d)	0.95	%(c)	0.99%	0.98%	0.98%	0.98%	0.95	%(c)	0.93%
Net investment income (loss)	(0.18	%)(c)	0.10%	(0.29%)	0.32%	(0.31%)	(0.41	%)(c)	(0.28%)
Supplemental data
Net assets, end of period (in thousands)	$9,759		$10,476	$2,188	$630	$352	$2,145		$2,046
Portfolio turnover	14%		27%	26%	22%	9%	3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$20.20		$24.21	$23.11
Income from investment operations:
Net investment income (loss)	(0.02)		0.04	(0.02)
Net realized and unrealized gain (loss)	1.38		(1.92)	3.42
Total from investment operations	1.36		(1.88)	3.40
Less distributions to shareholders:
Net realized gains	—		(2.13)	(2.30)
Total distributions to shareholders	—		(2.13)	(2.30)
Net asset value, end of period	$21.56		$20.20	$24.21
Total return	6.73%		(7.74%)	15.90%
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.94%	0.88	%(c)
Total net expenses(d)	0.94	%(c)	0.94%	0.88	%(c)
Net investment income (loss)	(0.18	%)(c)	0.16%	(0.15	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$5		$5	$3
Portfolio turnover	14%		27%	26%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$19.48		$23.47		$23.37		$20.28		$15.35		$14.67		$17.01
Income from investment operations:
Net investment income (loss)	(0.03)		(0.01)		(0.10)		0.05		(0.07)		(0.04)		(0.08)
Net realized and unrealized gain (loss)	1.32		(1.85)		2.50		4.48		5.44		0.72		(1.50)
Total from investment operations	1.29		(1.86)		2.40		4.53		5.37		0.68		(1.58)
Less distributions to shareholders:
Net realized gains	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Total distributions to shareholders	—		(2.13)		(2.30)		(1.44)		(0.44)		—		(0.76)
Net asset value, end of period	$20.77		$19.48		$23.47		$23.37		$20.28		$15.35		$14.67
Total return	6.62%		(7.91%)		11.44%		22.63%		35.59%		4.63%		(9.19%)
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.12%		1.13%		1.16%		1.26%		1.23	%(c)	1.20%
Total net expenses(d)	1.07	%(c)(e)	1.12	%(e)	1.13	%(e)	1.15	%(e)	1.14	%(e)	1.16	%(c)	1.19	%(e)
Net investment income (loss)	(0.29	%)(c)	(0.05%)		(0.44%)		0.22%		(0.42%)		(0.62	%)(c)	(0.50%)
Supplemental data
Net assets, end of period (in thousands)	$81,659		$75,905		$18,605		$7,019		$3,467		$2,417		$1,892
Portfolio turnover	14%		27%		26%		22%		9%		3%		18%

Notes to Financial Highlights

(a)  For the period from January 1, 2012 to May 31, 2012. During the period, the Fund's fiscal year end was changed from December 31 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no

Semiannual Report 2016
26

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are

Semiannual Report 2016
27

COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of

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COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.85% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class Z	0.17

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COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2016, the Fund's total potential future obligation over the life of the Guaranty is $49,937. The liability remaining at November 30, 2016 for non-recurring charges associated with the lease amounted to $28,336 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $960.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $592,000 and $2,433,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $78,225 for Class A, $7 for Class B and $1,346 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through September 30, 2017
Class A	1.38%
Class B	2.13
Class C	2.13
Class I	1.00
Class K	1.30
Class R	1.63
Class R4	1.13
Class R5	1.05
Class Y	1.00
Class Z	1.13

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including

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COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $592,004,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$152,343,000
Unrealized depreciation	(35,693,000)
Net unrealized appreciation	$116,650,000

The following capital loss carryforwards, determined at May 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	4,093,908

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of May 31, 2016, the Fund will elect to treat late-year ordinary losses of $2,002,873 as arising on June 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $96,550,908 and $139,576,497, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per

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COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Fund Reorganization

At the close of business on May 20, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia Multi-Advisor Small Cap Value Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the reorganization were $462,589,977 and the combined net assets immediately after the reorganization were $708,693,354.

The reorganization was accomplished by a tax-free exchange of 43,781,097 shares of the acquired fund valued at $246,103,376 (including $21,893,545 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	12,043,498
Class B	152,198
Class C	600,175
Class I	707,392
Class K	51,189
Class R	165,788
Class R4	103,705
Class R5	214,989
Class Y	117
Class Z	376,355

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on June 1, 2015), the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation (depreciation) and net decrease in net assets from operations for the year ended May 31, 2016 would have been approximately $0.1 million, $38.2 million, $(113.3) million and $(75.0) million, respectively.

Note 9. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, Affiliated shareholders of record owned 61.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

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COLUMBIA SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA SELECT SMALLER-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Smaller-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA SELECT SMALLER-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that

Semiannual Report 2016
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COLUMBIA SELECT SMALLER-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
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COLUMBIA SELECT SMALLER-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR218_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA HIGH YIELD BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at investor.columbiathreadneedleus.com.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at investor.columbiathreadneedleus.com/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

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Update your subscriptions at any time by accessing the email subscription center.

Social media

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Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

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View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA HIGH YIELD BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	34
Approval of Management Agreement	44
Important Information About This Report	47

Semiannual Report 2016

COLUMBIA HIGH YIELD BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia High Yield Bond Fund (the Fund) Class A shares returned 4.29% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund underperformed its benchmark, the BofAML U.S. Cash Pay High Yield Constrained Index, which returned 6.53% during the same time frame.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/08/83
Excluding sales charges		4.29	7.67	7.08	6.65
Including sales charges		-0.61	2.57	6.06	6.12
Class B	03/20/95
Excluding sales charges		3.91	6.86	6.36	5.88
Including sales charges		-1.09	1.86	6.04	5.88
Class C	06/26/00
Excluding sales charges		3.55	6.88	6.33	5.87
Including sales charges		2.55	5.88	6.33	5.87
Class I	03/04/04	4.13	7.71	7.51	7.07
Class K	03/20/95	3.98	7.77	7.19	6.82
Class R*	12/11/06	4.16	7.39	6.88	6.36
Class R4*	12/11/06	4.41	7.91	7.33	6.74
Class R5*	12/11/06	4.11	8.04	7.46	6.97
Class W	12/01/06	3.94	7.47	7.12	6.56
Class Y*	11/08/12	4.13	7.71	7.42	6.82
Class Z*	09/27/10	4.06	7.56	7.27	6.77
BofAML U.S. Cash Pay High Yield Constrained Index		6.53	12.16	7.41	7.27

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The BofAML U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jennifer Ponce de Leon

Brian Lavin, CFA

Portfolio Breakdown (%)

(at November 30, 2016)
Common Stocks	0.0	(a)
Corporate Bonds & Notes	94.6
Limited Partnerships	0.0	(a)
Money Market Funds	3.8
Senior Loans	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at November 30, 2016)
BBB rating	2.6
BB rating	42.0
B rating	42.4
CCC rating	12.5
CC rating	0.2
Not rated	0.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody's, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.90	1,019.85	5.33	5.27	1.04
Class B	1,000.00	1,000.00	1,039.10	1,016.14	9.10	9.00	1.78
Class C	1,000.00	1,000.00	1,035.50	1,016.14	9.08	9.00	1.78
Class I	1,000.00	1,000.00	1,041.30	1,021.81	3.33	3.29	0.65
Class K	1,000.00	1,000.00	1,039.80	1,020.36	4.81	4.76	0.94
Class R	1,000.00	1,000.00	1,041.60	1,018.60	6.60	6.53	1.29
Class R4	1,000.00	1,000.00	1,044.10	1,021.11	4.05	4.00	0.79
Class R5	1,000.00	1,000.00	1,041.10	1,021.61	3.53	3.50	0.69
Class W	1,000.00	1,000.00	1,039.40	1,019.85	5.32	5.27	1.04
Class Y	1,000.00	1,000.00	1,041.30	1,021.81	3.33	3.29	0.65
Class Z	1,000.00	1,000.00	1,040.60	1,021.11	4.04	4.00	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 94.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 1.3%
Bombardier, Inc.(a) 12/01/21	8.750%	4,392,000	4,359,060
TransDigm, Inc. 07/15/24	6.500%	3,538,000	3,666,253
05/15/25	6.500%	3,866,000	3,981,980
TransDigm, Inc.(a) 06/15/26	6.375%	14,337,000	14,587,897
Total			26,595,190
AUTOMOTIVE 0.8%
Gates Global LLC/Co.(a) 07/15/22	6.000%	5,971,000	5,702,305
IHO Verwaltungs GmbH PIK(a) 09/15/23	4.500%	1,089,000	1,060,414
09/15/26	4.750%	2,599,000	2,475,548
ZF North America Capital, Inc.(a)
04/29/22	4.500%	3,321,000	3,428,932
04/29/25	4.750%	2,940,000	2,945,512
Total			15,612,711
BANKING 1.4%
Ally Financial, Inc. 02/13/22	4.125%	7,200,000	7,038,000
05/19/22	4.625%	10,106,000	10,070,629
09/30/24	5.125%	3,851,000	3,851,000
03/30/25	4.625%	2,260,000	2,192,200
Subordinated 11/20/25	5.750%	4,964,000	4,914,360
Synovus Financial Corp. Subordinated 06/15/17	5.125%	489,000	495,724
Total			28,561,913
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.3%
E*TRADE Financial Corp. 09/15/23	4.625%	3,749,000	3,807,252
NPF Corp.(a)
07/15/21	9.000%	1,429,000	1,479,015
Total			5,286,267
BUILDING MATERIALS 1.3%
Allegion PLC 09/15/23	5.875%	4,557,000	4,836,116
Allegion US Holding Co., Inc. 10/01/21	5.750%	1,688,000	1,755,520
American Builders & Contractors Supply Co., Inc.(a) 04/15/21	5.625%	6,753,000	6,972,472
12/15/23	5.750%	1,459,000	1,499,123

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc. 10/01/23	6.375%	3,751,000	3,985,437
Eagle Materials, Inc. 08/01/26	4.500%	1,085,000	1,066,013
Gibraltar Industries, Inc. 02/01/21	6.250%	1,557,000	1,599,818
HD Supply, Inc.(a) 04/15/24	5.750%	2,579,000	2,637,027
NCI Building Systems, Inc.(a)
01/15/23	8.250%	1,950,000	2,110,875
Total			26,462,401
CABLE AND SATELLITE 9.0%
Altice US Finance I Corp.(a) 07/15/23	5.375%	3,297,000	3,334,091
05/15/26	5.500%	8,861,000	8,772,390
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%	267,000	277,013
CCO Holdings LLC/Capital Corp.(a) 05/01/23	5.125%	618,000	633,064
04/01/24	5.875%	8,833,000	9,351,939
05/01/25	5.375%	8,876,000	9,020,235
02/15/26	5.750%	3,324,000	3,415,410
05/01/26	5.500%	3,194,000	3,225,940
05/01/27	5.875%	1,954,000	1,993,080
CSC Holdings LLC 02/15/19	8.625%	1,688,000	1,861,020
CSC Holdings LLC(a) 01/15/23	10.125%	2,507,000	2,889,318
10/15/25	6.625%	8,693,000	9,366,707
10/15/25	10.875%	14,784,000	17,186,400
04/15/27	5.500%	1,856,000	1,831,640
Cequel Communications Holdings I LLC/Capital Corp.(a) 09/15/20	6.375%	4,568,000	4,659,360
12/15/21	5.125%	2,020,000	1,989,700
12/15/21	5.125%	3,721,000	3,669,836
07/15/25	7.750%	4,726,000	5,056,820
DISH DBS Corp. 06/01/21	6.750%	2,576,000	2,769,200
07/15/22	5.875%	3,458,000	3,579,030
11/15/24	5.875%	6,100,000	6,183,875
07/01/26	7.750%	12,045,000	13,294,669
Hughes Satellite Systems Corp.(a) 08/01/26	5.250%	3,477,000	3,290,111
Sirius XM Radio, Inc.(a) 05/15/23	4.625%	1,825,000	1,793,063
04/15/25	5.375%	4,890,000	4,902,225
Unitymedia GmbH(a) 01/15/25	6.125%	5,625,000	5,723,437

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(a) 01/15/23	5.500%	1,972,000	2,018,835
01/15/25	5.000%	6,157,000	6,049,252
Videotron Ltd. 07/15/22	5.000%	3,578,000	3,649,560
Videotron Ltd.(a) 06/15/24	5.375%	2,137,000	2,180,595
Virgin Media Finance PLC(a) 10/15/24	6.000%	1,618,000	1,626,090
01/15/25	5.750%	10,643,000	10,536,570
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	6,495,000	6,283,912
08/15/26	5.500%	4,077,000	3,995,460
Ziggo Bond Finance BV(a) 01/15/27	6.000%	4,224,000	4,055,040
Ziggo Secured Finance BV(a) 01/15/27	5.500%	10,835,000	10,401,600
Total			180,866,487
CHEMICALS 2.6%
Angus Chemical Co.(a) 02/15/23	8.750%	4,470,000	4,548,225
Axalta Coating Systems LLC(a) 08/15/24	4.875%	3,649,000	3,630,755
Chemours Co. (The) 05/15/23	6.625%	5,213,000	5,147,838
05/15/25	7.000%	5,481,000	5,398,785
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	4,348,000	4,587,140
Huntsman International LLC 11/15/20	4.875%	3,300,000	3,390,750
11/15/22	5.125%	2,948,000	2,992,220
INEOS Group Holdings SA(a) 08/01/24	5.625%	6,598,000	6,448,225
PQ Corp.(a) 11/15/22	6.750%	7,780,000	8,217,625
Platform Specialty Products Corp.(a) 05/01/21	10.375%	4,762,000	5,202,485
02/01/22	6.500%	2,322,000	2,287,170
Total			51,851,218
CONSTRUCTION MACHINERY 0.7%
Herc Rentals, Inc.(a) 06/01/24	7.750%	1,050,000	1,078,875
United Rentals North America, Inc. 06/15/23	6.125%	3,581,000	3,777,955
09/15/26	5.875%	7,365,000	7,512,300
05/15/27	5.500%	2,267,000	2,266,547
Total			14,635,677

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSUMER CYCLICAL SERVICES 1.8%
APX Group, Inc. 12/01/19	6.375%	3,817,000	3,912,425
12/01/20	8.750%	6,746,000	6,611,080
12/01/22	7.875%	6,800,000	7,267,500
IHS Markit Ltd.(a) 11/01/22	5.000%	8,979,000	9,205,450
Interval Acquisition Corp. 04/15/23	5.625%	9,558,000	9,796,950
Total			36,793,405
CONSUMER PRODUCTS 1.9%
NBTY, Inc.(a) 05/15/21	7.625%	3,375,000	3,328,594
Prestige Brands, Inc.(a) 03/01/24	6.375%	6,413,000	6,701,585
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	6,237,000	6,595,627
Spectrum Brands, Inc. 07/15/25	5.750%	6,458,000	6,700,175
Springs Industries, Inc. 06/01/21	6.250%	6,532,000	6,719,795
Tempur Sealy International, Inc. 10/15/23	5.625%	2,887,000	2,944,740
06/15/26	5.500%	3,742,000	3,723,290
Valvoline, Inc.(a) 07/15/24	5.500%	686,000	710,868
Total			37,424,674
DIVERSIFIED MANUFACTURING 0.8%
Entegris, Inc.(a) 04/01/22	6.000%	5,733,000	5,962,320
Manitowoc Foodservice, Inc. 02/15/24	9.500%	1,206,000	1,374,840
SPX FLOW, Inc.(a) 08/15/24	5.625%	1,294,000	1,271,355
08/15/26	5.875%	4,783,000	4,675,382
Zekelman Industries, Inc.(a) 06/15/23	9.875%	1,817,000	1,948,733
Total			15,232,630
ELECTRIC 2.6%
AES Corp. (The) 05/15/26	6.000%	4,759,000	4,675,718
Calpine Corp. 01/15/23	5.375%	9,900,000	9,557,559
02/01/24	5.500%	3,320,000	3,170,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dynegy, Inc. 11/01/24	7.625%	2,000,000	1,840,000
NRG Energy, Inc.
07/15/22	6.250%	4,446,000	4,457,115
05/01/24	6.250%	3,784,000	3,661,020
NRG Energy, Inc.(a)
05/15/26	7.250%	7,729,000	7,555,097
01/15/27	6.625%	5,409,000	5,003,325
NRG Yield Operating LLC
08/15/24	5.375%	11,163,000	11,079,277
NRG Yield Operating LLC(a) 09/15/26	5.000%	1,000,000	947,500
Total			51,947,211
FINANCE COMPANIES 3.6%
Aircastle Ltd. 02/15/22	5.500%	6,107,000	6,412,350
04/01/23	5.000%	767,000	771,794
CIT Group, Inc. 02/19/19	3.875%	4,850,000	4,934,875
05/15/20	5.375%	8,915,000	9,427,612
CIT Group, Inc.(a) 02/15/19	5.500%	7,665,000	8,076,994
Navient Corp. 03/25/20	8.000%	681,000	748,249
10/26/20	5.000%	2,877,000	2,909,366
07/26/21	6.625%	4,022,000	4,197,963
01/25/22	7.250%	2,868,000	2,968,380
10/25/24	5.875%	3,168,000	2,930,400
OneMain Financial Holdings LLC(a) 12/15/19	6.750%	3,018,000	3,070,815
12/15/21	7.250%	4,938,000	4,950,345
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	15,021,000	15,133,657
Quicken Loans, Inc.(a) 05/01/25	5.750%	3,757,000	3,606,720
Springleaf Finance Corp. 12/15/20	8.250%	1,511,000	1,573,329
10/01/23	8.250%	871,000	867,189
Total			72,580,038
FOOD AND BEVERAGE 1.5%
FAGE International SA/USA Dairy Industry, Inc.(a) 08/15/26	5.625%	3,923,000	3,923,000
Lamb Weston Holdings, Inc.(a) 11/01/24	4.625%	2,055,000	2,046,009
Pinnacle Foods Finance LLC/Corp. 01/15/24	5.875%	663,000	697,808

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a) 12/15/22	6.000%	5,149,000	5,346,722
03/15/24	7.750%	7,207,000	7,945,717
08/15/26	5.000%	3,900,000	3,690,375
WhiteWave Foods Co. (The) 10/01/22	5.375%	5,270,000	5,810,175
Total			29,459,806
GAMING 4.5%
Boyd Gaming Corp. 05/15/23	6.875%	5,088,000	5,406,000
Boyd Gaming Corp.(a) 04/01/26	6.375%	5,073,000	5,288,603
International Game Technology PLC(a) 02/15/22	6.250%	5,709,000	6,065,812
02/15/25	6.500%	4,549,000	4,833,313
Jack Ohio Fin Llc/jack Ohio Fin 1(a) 11/15/21	6.750%	6,309,000	6,324,772
MGM Growth Properties Operating Partnership LP/ Finance Co-Issuer, Inc.(a) 09/01/26	4.500%	2,156,000	2,064,370
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc.(a) 05/01/24	5.625%	2,126,000	2,226,985
MGM Resorts International 10/01/20	6.750%	3,344,000	3,661,680
12/15/21	6.625%	6,129,000	6,695,932
03/15/23	6.000%	4,095,000	4,402,125
09/01/26	4.625%	4,763,000	4,536,758
Rivers Pittsburgh Borrower LP/Finance Corp.(a) 08/15/21	6.125%	1,283,000	1,305,453
Scientific Games International, Inc. 12/01/22	10.000%	12,140,000	11,381,250
Scientific Games International, Inc.(a) 01/01/22	7.000%	10,247,000	10,810,585
Seminole Tribe of Florida, Inc.(a) 10/01/20	6.535%	3,400,000	3,417,000
10/01/20	7.804%	1,735,000	1,721,085
SugarHouse HSP Gaming LP/Finance Corp.(a) 06/01/21	6.375%	5,517,000	5,489,415
Tunica-Biloxi Gaming Authority(a)(b) 11/15/16	0.000%	8,862,000	3,611,265
Total			89,242,403
HEALTH CARE 6.2%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	1,334,000	1,290,645
02/15/23	5.625%	1,718,000	1,692,230
03/01/24	6.500%	4,887,000	4,862,565

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alere, Inc.(a) 07/01/23	6.375%	3,520,000	3,550,800
Amsurg Corp. 07/15/22	5.625%	3,850,000	3,931,812
Change Healthcare Holdings, Inc.(a) 02/15/21	6.000%	2,858,000	2,979,751
DaVita, Inc. 08/15/22	5.750%	9,431,000	9,784,662
Envision Healthcare Corporation(a)(c) 12/01/24	6.250%	1,641,000	1,698,435
Fresenius Medical Care U.S. Finance II, Inc.(a) 10/15/24	4.750%	2,883,000	2,883,000
HCA, Inc. 02/15/22	7.500%	7,598,000	8,452,775
02/01/25	5.375%	14,677,000	14,365,114
04/15/25	5.250%	6,176,000	6,222,320
06/15/26	5.250%	6,707,000	6,714,244
02/15/27	4.500%	5,819,000	5,484,407
HealthSouth Corp. 11/01/24	5.750%	1,964,000	1,968,910
09/15/25	5.750%	2,020,000	2,014,950
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a) 02/15/21	7.875%	3,681,000	3,883,455
MEDNAX, Inc.(a) 12/01/23	5.250%	4,223,000	4,286,345
MPH Acquisition Holdings LLC(a) 06/01/24	7.125%	8,657,000	9,089,850
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	4,921,000	4,945,605
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	2,222,000	2,266,440
Teleflex, Inc. 06/01/26	4.875%	1,268,000	1,255,320
Tenet Healthcare Corp. 04/01/21	4.500%	11,975,000	11,615,750
04/01/22	8.125%	6,364,000	5,823,060
Tenet Healthcare Corporation(a)(c) 01/01/22	7.500%	2,461,000	2,530,216
Total			123,592,661
HEALTHCARE INSURANCE 0.8%
Centene Corp. 05/15/22	4.750%	4,590,000	4,521,150
02/15/24	6.125%	3,161,000	3,211,892
01/15/25	4.750%	2,708,000	2,592,910
Molina Healthcare, Inc.
11/15/22	5.375%	4,856,000	4,862,070
Total			15,188,022

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HOME CONSTRUCTION 0.9%
Beazer Homes USA, Inc.(a) 03/15/22	8.750%	1,915,000	2,034,688
CalAtlantic Group, Inc. 12/15/21	6.250%	2,285,000	2,444,950
11/15/24	5.875%	5,630,000	5,784,825
Meritage Homes Corp. 04/01/22	7.000%	3,328,000	3,619,200
06/01/25	6.000%	1,948,000	1,996,700
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 03/01/24	5.625%	2,745,000	2,765,587
Total			18,645,950
INDEPENDENT ENERGY 10.2%
Antero Resources Corp. 12/01/22	5.125%	8,500,000	8,627,500
Callon Petroleum Co.(a) 10/01/24	6.125%	1,425,000	1,460,625
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	17,807,000	18,163,140
Chesapeake Energy Corp.(a) 12/15/22	8.000%	1,950,000	2,018,250
Concho Resources, Inc. 01/15/22	6.500%	965,000	1,001,188
10/01/22	5.500%	3,987,000	4,096,643
04/01/23	5.500%	14,133,000	14,530,844
Continental Resources, Inc. 04/15/23	4.500%	2,564,000	2,493,490
06/01/24	3.800%	7,287,000	6,740,475
CrownRock LP/Finance, Inc.(a) 04/15/21	7.125%	822,000	852,825
02/15/23	7.750%	8,690,000	9,254,850
Denbury Resources, Inc.(a) 05/15/21	9.000%	5,499,000	5,705,212
Diamondback Energy, Inc.(a) 11/01/24	4.750%	1,501,000	1,502,876
Extraction Oil & Gas Holdings LLC/Finance Corp.(a) 07/15/21	7.875%	10,112,000	10,642,880
Laredo Petroleum, Inc. 01/15/22	5.625%	5,966,000	5,951,085
05/01/22	7.375%	3,662,000	3,808,480
03/15/23	6.250%	15,925,000	16,203,687
Newfield Exploration Co. 01/30/22	5.750%	313,000	323,955
07/01/24	5.625%	7,025,000	7,244,531
Oasis Petroleum, Inc. 03/15/22	6.875%	3,561,000	3,667,830
01/15/23	6.875%	8,207,000	8,412,175

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PDC Energy, Inc.(a) 09/15/24	6.125%	7,187,000	7,366,675
Parsley Energy LLC/Finance Corp.(a) 02/15/22	7.500%	11,460,000	12,147,600
06/01/24	6.250%	6,523,000	6,751,305
QEP Resources, Inc. 05/01/23	5.250%	202,000	195,940
RSP Permian, Inc. 10/01/22	6.625%	6,702,000	7,037,100
Range Resources Corp.(a) 03/15/23	5.000%	3,270,000	3,139,200
SM Energy Co. 06/01/25	5.625%	1,555,000	1,492,800
09/15/26	6.750%	6,000,000	6,165,000
WPX Energy, Inc. 01/15/22	6.000%	18,624,000	19,083,827
Whiting Petroleum Corp. 03/15/21	5.750%	8,245,000	8,121,325
04/01/23	6.250%	279,000	272,374
Total			204,475,687
LEISURE 0.5%
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	4,934,000	5,032,680
Live Nation Entertainment, Inc.(a) 11/01/24	4.875%	4,602,000	4,578,990
Total			9,611,670
LODGING 0.8%
Hilton Domestic Operating Co., Inc.(a) 09/01/24	4.250%	2,839,000	2,782,220
Hilton Grand Vacations Borrower(a) 12/01/24	6.125%	2,046,000	2,097,150
Playa Resorts Holding BV(a) 08/15/20	8.000%	10,125,000	10,403,438
Total			15,282,808
MEDIA AND ENTERTAINMENT 3.3%
AMC Networks, Inc. 04/01/24	5.000%	2,987,000	2,994,468
CBS Radio, Inc.(a) 11/01/24	7.250%	1,049,000	1,102,100
Lamar Media Corp. 02/01/26	5.750%	1,329,000	1,403,025
MDC Partners, Inc.(a) 05/01/24	6.500%	13,614,000	11,691,023
Match Group, Inc. 06/01/24	6.375%	5,138,000	5,427,013

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc. 02/15/22	5.500%	1,351,000	1,445,570
02/15/25	5.875%	12,075,000	12,921,578
Netflix, Inc.(a) 11/15/26	4.375%	13,190,000	12,843,894
Outfront Media Capital LLC/Corp. 03/15/25	5.875%	6,467,000	6,661,010
Univision Communications, Inc.(a) 02/15/25	5.125%	10,510,000	9,958,225
Total			66,447,906
METALS 3.0%
Alcoa Nederland Holding BV(a) 09/30/24	6.750%	2,114,000	2,267,265
09/30/26	7.000%	1,675,000	1,775,500
ArcelorMittal(d) 02/25/22	7.250%	7,776,000	8,748,000
Constellium NV(a) 05/15/24	5.750%	5,896,000	5,483,280
Freeport-McMoRan, Inc. 03/01/22	3.550%	1,917,000	1,814,441
03/15/23	3.875%	3,807,000	3,578,580
11/14/24	4.550%	12,308,000	11,692,600
Novelis Corp.(a) 08/15/24	6.250%	3,144,000	3,254,040
09/30/26	5.875%	9,483,000	9,471,146
Teck Resources Ltd. 07/15/41	6.250%	7,597,000	7,616,372
Teck Resources Ltd.(a) 06/01/24	8.500%	3,850,000	4,494,875
Total			60,196,099
MIDSTREAM 6.2%
Cheniere Corpus Christi Holdings LLC(a) 06/30/24	7.000%	3,000,000	3,195,000
Energy Transfer Equity LP 06/01/27	5.500%	10,390,000	10,130,250
MPLX LP 02/15/23	5.500%	7,508,000	7,786,464
07/15/23	4.500%	2,699,000	2,702,179
12/01/24	4.875%	8,994,000	9,062,040
06/01/25	4.875%	936,000	941,539
Sabine Pass Liquefaction LLC 03/01/25	5.625%	11,355,000	11,837,587
Sabine Pass Liquefaction LLC(a) 06/30/26	5.875%	8,777,000	9,270,706
03/15/27	5.000%	3,479,000	3,435,513
Tallgrass Energy Partners LP/Finance Corp.(a) 09/15/24	5.500%	1,809,000	1,790,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	256,000	254,720
11/15/23	4.250%	3,192,000	3,008,460
03/15/24	6.750%	6,929,000	7,344,740
Targa Resources Partners LP/Finance Corp.(a) 02/01/27	5.375%	8,635,000	8,527,063
Tesoro Logistics LP/Finance Corp. 10/15/19	5.500%	1,319,000	1,399,789
10/15/22	6.250%	8,221,000	8,796,470
05/01/24	6.375%	2,648,000	2,856,530
Tesoro Logistics Lp / Fin Corp.(c) 01/15/25	5.250%	7,762,000	7,859,025
Williams Companies, Inc. (The) 01/15/23	3.700%	6,746,000	6,358,105
06/24/24	4.550%	18,838,000	18,367,050
Total			124,924,140
OIL FIELD SERVICES 0.8%
Precision Drilling Corporation(a) 12/15/23	7.750%	511,000	518,665
SESI LLC 05/01/19	6.375%	3,299,000	3,257,762
12/15/21	7.125%	975,000	953,063
Weatherford International Ltd. 06/15/21	7.750%	6,172,000	6,033,130
06/15/23	8.250%	5,072,000	4,945,200
Weatherford Intl Ltd. Bermuda(a) 02/15/24	9.875%	1,314,000	1,353,420
Total			17,061,240
PACKAGING 4.2%
ARD Finance SA PIK(a) 09/15/23	7.125%	2,992,000	2,965,820
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	8,113,000	8,265,119
05/15/24	7.250%	8,624,000	9,012,080
Berry Plastics Corp. 05/15/22	5.500%	7,732,000	8,041,280
10/15/22	6.000%	5,392,000	5,668,340
07/15/23	5.125%	7,100,000	7,162,125
Owens-Brockway Glass Container, Inc.(a) 08/15/23	5.875%	1,952,000	2,039,840
08/15/25	6.375%	5,801,000	6,127,306
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	8,609,000	8,996,405
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	6,835,000	7,031,506
Reynolds Group Issuer, Inc./LLC(a) 07/15/24	7.000%	14,810,000	15,633,806

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Signode Industrial Group Luxembourg SA/US, Inc.(a) 05/01/22	6.375%	2,250,000	2,266,875
Total			83,210,502
PHARMACEUTICALS 2.5%
Endo Finance LLC/Finco, Inc.(a)(d) 02/01/25	6.000%	5,535,000	4,725,506
Endo Finance LLC/Ltd./Finco, Inc.(a) 07/15/23	6.000%	1,538,000	1,368,820
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	4,858,000	5,003,740
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	7,866,000	8,102,610
Mallinckrodt International Finance SA/CB LLC(a) 10/15/23	5.625%	1,605,000	1,452,525
04/15/25	5.500%	1,756,000	1,492,600
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	11,546,000	9,814,100
07/15/21	7.500%	1,449,000	1,224,405
12/01/21	5.625%	3,362,000	2,605,550
05/15/23	5.875%	11,003,000	8,197,235
04/15/25	6.125%	8,068,000	5,970,320
Total			49,957,411
PROPERTY & CASUALTY 1.0%
Alliant Holdings Intermediate LP(a) 08/01/23	8.250%	383,000	387,787
HUB International Ltd.(a) 02/15/21	9.250%	707,000	728,210
10/01/21	7.875%	16,548,000	16,899,645
Hub Holdings LLC/Finance, Inc. PIK(a) 07/15/19	8.125%	1,245,000	1,232,550
Total			19,248,192
RESTAURANTS 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC(a) 06/01/26	5.250%	8,536,000	8,621,360
RETAILERS 1.6%
Asbury Automotive Group, Inc. 12/15/24	6.000%	4,449,000	4,493,490
Dollar Tree, Inc. 03/01/23	5.750%	5,434,000	5,800,795
Group 1 Automotive, Inc.(a) 12/15/23	5.250%	2,285,000	2,233,588
Penske Automotive Group, Inc. 12/01/24	5.375%	2,719,000	2,671,417
05/15/26	5.500%	1,788,000	1,723,328
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rite Aid Corp. Junior Subordinated 02/15/27	7.700%	1,993,000	2,461,355
Rite Aid Corp.(a) 04/01/23	6.125%	6,833,000	7,303,794
Sally Holdings LLC/Capital, Inc. 12/01/25	5.625%	5,993,000	6,217,737
Total			32,905,504
TECHNOLOGY 6.1%
Alliance Data Systems Corp.(a) 04/01/20	6.375%	216,000	216,540
08/01/22	5.375%	5,129,000	4,885,372
Camelot Finance SA(a) 10/15/24	7.875%	2,748,000	2,809,830
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a) 06/15/23	5.450%	6,150,000	6,414,801
06/15/26	6.020%	4,060,000	4,271,185
Equinix, Inc. 04/01/23	5.375%	4,307,000	4,420,059
01/15/26	5.875%	6,872,000	7,129,769
First Data Corp.(a) 08/15/23	5.375%	10,503,000	10,870,605
12/01/23	7.000%	7,994,000	8,368,759
01/15/24	5.000%	4,758,000	4,799,632
01/15/24	5.750%	8,200,000	8,302,500
Informatica LLC(a) 07/15/23	7.125%	1,838,000	1,736,910
MSCI, Inc.(a) 08/15/25	5.750%	4,888,000	5,132,400
Microsemi Corp.(a) 04/15/23	9.125%	3,875,000	4,485,312
NXP BV/Funding LLC(a) 06/15/22	4.625%	3,314,000	3,504,555
09/01/22	3.875%	2,250,000	2,306,250
03/15/23	5.750%	2,195,000	2,321,213
PTC, Inc. 05/15/24	6.000%	5,809,000	6,113,972
Qualitytech LP/Finance Corp. 08/01/22	5.875%	3,345,000	3,420,263
Quintiles IMS, Inc.(a) 05/15/23	4.875%	4,158,000	4,239,081
10/15/26	5.000%	6,518,000	6,436,525
Riverbed Technology, Inc.(a) 03/01/23	8.875%	4,213,000	4,392,052
Solera LLC/Finance, Inc.(a) 03/01/24	10.500%	6,743,000	7,451,015

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc. 05/01/23	4.625%	3,743,000	3,803,824
04/01/25	5.250%	4,834,000	4,991,105
Total			122,823,529
TRANSPORTATION SERVICES 0.2%
Hertz Corp. (The) 10/15/22	6.250%	579,000	545,708
Hertz Corp. (The)(a) 10/15/24	5.500%	4,237,000	3,691,486
Total			4,237,194
WIRELESS 7.2%
SBA Communications Corp.(a) 09/01/24	4.875%	16,126,000	15,541,432
SFR Group SA(a) 05/15/22	6.000%	8,271,000	8,333,032
05/01/26	7.375%	18,030,000	17,984,925
Sprint Capital Corp. 05/01/19	6.900%	4,550,000	4,743,375
Sprint Communications, Inc. 08/15/20	7.000%	568,000	589,300
Sprint Communications, Inc.(a) 11/15/18	9.000%	2,627,000	2,883,133
03/01/20	7.000%	2,753,000	2,961,182
Sprint Corp. 09/15/23	7.875%	3,586,000	3,702,545
06/15/24	7.125%	5,202,000	5,172,765
02/15/25	7.625%	22,540,000	22,906,275
T-Mobile USA, Inc. 04/28/21	6.633%	4,108,000	4,287,725
01/15/22	6.125%	2,417,000	2,530,792
04/28/22	6.731%	1,126,000	1,176,501
03/01/23	6.000%	4,091,000	4,285,323
04/01/23	6.625%	2,456,000	2,597,220
01/15/24	6.500%	7,911,000	8,452,350
03/01/25	6.375%	5,074,000	5,422,837
01/15/26	6.500%	14,772,000	15,953,760
Wind Acquisition Finance SA(a) 04/30/20	6.500%	2,948,000	3,070,637
07/15/20	4.750%	8,653,000	8,661,653
04/23/21	7.375%	2,130,000	2,172,600
Total			143,429,362
WIRELINES 4.0%
CenturyLink, Inc. 04/01/24	7.500%	12,731,000	13,143,357
04/01/25	5.625%	2,598,000	2,427,506
Frontier Communications Corp. 09/15/20	8.875%	6,071,000	6,336,606

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/22	8.750%	2,025,000	1,944,000
09/15/22	10.500%	2,974,000	3,070,655
04/15/24	7.625%	4,048,000	3,491,400
01/15/25	6.875%	9,741,000	7,890,210
09/15/25	11.000%	9,405,000	9,428,513
Level 3 Financing, Inc. 08/15/22	5.375%	3,790,000	3,856,325
01/15/24	5.375%	3,700,000	3,713,875
Level 3 Financing, Inc.(a) 03/15/26	5.250%	4,471,000	4,392,758
Telecom Italia SpA(a) 05/30/24	5.303%	4,859,000	4,780,041
Zayo Group LLC/Capital, Inc. 04/01/23	6.000%	3,034,000	3,162,945
05/15/25	6.375%	11,157,000	11,603,280
Total			79,241,471
Total Corporate Bonds & Notes (Cost: $1,857,387,531)			1,881,652,739

Senior Loans 1.6%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CONSUMER PRODUCTS 0.3%
Serta Simmons Holdings, LLC 2nd Lien Term Loan(d)(e) 11/07/24	9.000%	6,597,222	6,564,236
DIVERSIFIED MANUFACTURING 0.6%
Accudyne Industries Borrower SCA/LLC Term Loan(d)(e) 12/13/19	4.000%	4,698,000	4,195,314
Vertiv Co. Tranche B Term Loan(c)(d)(e) 09/30/23	6.000%	7,390,000	7,311,518
Total			11,506,832
INDEPENDENT ENERGY 0.3%
Chesapeake Energy Corp. Tranche A Term Loan(c)(d)(e) 08/23/21	8.500%	5,035,262	5,378,314
MEDIA AND ENTERTAINMENT 0.1%
UFC Holdings LLC(d)(e) 1st Lien Term Loan 08/12/23	5.000%	1,414,000	1,422,329
2nd Lien Term Loan 08/12/24	8.500%	440,000	448,800
Total			1,871,129

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TECHNOLOGY 0.3%
Ancestry.com Operations, Inc.
2nd Lien Term Loan(d)(e)
10/14/24	9.250%	1,891,427	1,907,183
Genesys Telecom Greeneden Tlb 5.25(c)(d)(e)
12/01/23	6.250%	1,768,000	1,776,840
Kronos, Inc. 2nd Lien Term Loan(d)(e) 10/18/24	9.250%	2,694,000	2,758,413
Total			6,442,436
Total Senior Loans (Cost: $31,162,138)			31,762,947

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp.(f)(g)(h)	50,004	—
Total Financials		—
Total Common Stocks (Cost: $—)		—

Limited Partnerships —%

FINANCIALS —%
Diversified Financial Services —%
Varde Fund V LP(f)(h)	25,000,000	4,403
Total Financials		4,403
Total Limited Partnerships (Cost: $—)		4,403

Money Market Funds 3.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(i)(j)	74,861,454	74,868,940
Total Money Market Funds (Cost: $74,861,454)		74,868,940
Total Investments (Cost: $1,963,411,123)		1,988,289,029
Other Assets & Liabilities, Net		14,521,510
Net Assets		2,002,810,539

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

At November 30, 2016, cash totaling $945,400 was pledged as collateral.

Investments in Derivatives

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(652)	USD	(81,184,188)	03/2017	207,783	—

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2016, the value of these securities amounted to $923,534,493 or 46.11% of net assets.

(b)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2016, the value of these securities amounted to $3,611,265, which represents 0.18% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Variable rate security.

(e)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(f)  Non-income producing investment.

(g)  Negligible market value.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $4,403, which represents less than 0.01% of net assets.

(i)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,259,523	453,845,373	(461,243,746)	304	74,861,454	198,043	74,868,940

Abbreviation Legend

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	1,881,652,739	—		1,881,652,739
Senior Loans	—	31,762,947	—		31,762,947
Common Stocks
Financials	—	—	0	(a)	0	(a)
Limited Partnerships
Financials	—	—	4,403		4,403
Investments measured at net asset value
Money Market Funds	—	—	—		74,868,940
Total Investments	—	1,913,415,686	4,403		1,988,289,029
Derivatives
Assets
Futures Contracts	207,783	—	—		207,783
Total	207,783	1,913,415,686	4,403		1,988,496,812

(a) Rounds to Zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund's pro-rata interest in the limited partnership's capital balance, estimated earnings of the respective company, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund's pro-rata interest would result in a change to the limited partnership's capital balance.

Common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,888,549,669)	$1,913,420,089
Affiliated issuers (identified cost $74,861,454)	74,868,940
Total investments (identified cost $1,963,411,123)	1,988,289,029
Margin deposits	945,400
Receivable for:
Investments sold	14,431,036
Capital shares sold	10,845,386
Dividends	32,302
Interest	31,170,066
Foreign tax reclaims	125,669
Variation margin	387,125
Prepaid expenses	7,035
Trustees' deferred compensation plan	64,813
Other assets	27,734
Total assets	2,046,325,595
Liabilities
Due to custodian	33,497
Payable for:
Investments purchased	5,994,818
Investments purchased on a delayed delivery basis	22,514,591
Capital shares purchased	4,664,636
Dividend distributions to shareholders	9,777,770
Management services fees	34,094
Distribution and/or service fees	10,528
Transfer agent fees	157,125
Plan administration fees	7,919
Compensation of board members	115,314
Chief compliance officer expenses	156
Other expenses	139,795
Trustees' deferred compensation plan	64,813
Total liabilities	43,515,056
Net assets applicable to outstanding capital stock	$2,002,810,539
Represented by
Paid-in capital	$2,183,716,749
Excess of distributions over net investment income	(1,679,875)
Accumulated net realized loss	(204,312,024)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	24,870,420
Investments — affiliated issuers	7,486
Futures contracts	207,783
Total — representing net assets applicable to outstanding capital stock	$2,002,810,539

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$1,133,287,504
Shares outstanding	392,519,313
Net asset value per share	$2.89
Maximum offering price per share(a)	$3.03
Class B
Net assets	$3,767,081
Shares outstanding	1,305,051
Net asset value per share	$2.89
Class C
Net assets	$87,437,725
Shares outstanding	30,480,274
Net asset value per share	$2.87
Class I
Net assets	$298,011,531
Shares outstanding	103,344,857
Net asset value per share	$2.88
Class K
Net assets	$34,918,314
Shares outstanding	12,087,295
Net asset value per share	$2.89
Class R
Net assets	$24,278,462
Shares outstanding	8,383,581
Net asset value per share	$2.90
Class R4
Net assets	$58,728,533
Shares outstanding	20,214,280
Net asset value per share	$2.91
Class R5
Net assets	$71,212,474
Shares outstanding	24,733,236
Net asset value per share	$2.88
Class W
Net assets	$345,650
Shares outstanding	120,850
Net asset value per share	$2.86
Class Y
Net assets	$41,700,019
Shares outstanding	14,475,713
Net asset value per share	$2.88
Class Z
Net assets	$249,123,246
Shares outstanding	86,399,069
Net asset value per share	$2.88

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$198,043
Interest	60,918,994
Total income	61,117,037
Expenses:
Management services fees	6,570,632
Distribution and/or service fees
Class A	1,524,467
Class B	20,876
Class C	433,995
Class R	60,453
Class W	488
Transfer agent fees
Class A	832,193
Class B	2,852
Class C	59,232
Class K	8,005
Class R	16,507
Class R4	34,008
Class R5	18,938
Class W	267
Class Z	168,200
Plan administration fees
Class K	46,189
Compensation of board members	23,019
Custodian fees	14,323
Printing and postage fees	91,181
Registration fees	121,875
Audit fees	17,889
Legal fees	14,453
Chief compliance officer expenses	156
Other	24,015
Total expenses	10,104,213
Expense reductions	(2,639)
Total net expenses	10,101,574
Net investment income	51,015,463
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,463,977
Investments — affiliated issuers	304
Futures contracts	808,787
Net realized gain	13,273,068
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,858,531
Investments — affiliated issuers	7,486
Futures contracts	242,086
Net change in unrealized appreciation	15,108,103
Net realized and unrealized gain	28,381,171
Net increase in net assets resulting from operations	$79,396,634

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$51,015,463	$94,424,170
Net realized gain (loss)	13,273,068	(61,935,160)
Net change in unrealized appreciation (depreciation)	15,108,103	(34,082,280)
Net increase (decrease) in net assets resulting from operations	79,396,634	(1,593,270)
Distributions to shareholders
Net investment income
Class A	(30,064,702)	(55,935,769)
Class B	(86,800)	(252,007)
Class C	(1,815,371)	(3,205,665)
Class I	(8,569,891)	(16,983,123)
Class K	(925,298)	(2,200,113)
Class R	(566,760)	(954,562)
Class R4	(1,309,407)	(988,430)
Class R5	(2,144,523)	(3,104,219)
Class W	(9,595)	(697,043)
Class Y	(848,719)	(733,295)
Class Z	(6,388,903)	(9,855,454)
Total distributions to shareholders	(52,729,969)	(94,909,680)
Increase (decrease) in net assets from capital stock activity	(117,607,052)	133,206,095
Total increase (decrease) in net assets	(90,940,387)	36,703,145
Net assets at beginning of period	2,093,750,926	2,057,047,781
Net assets at end of period	$2,002,810,539	$2,093,750,926
Undistributed (excess of distributions over) net investment income	$(1,679,875)	$34,631

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	54,408,335	157,977,409	102,622,079	288,830,440
Distributions reinvested	9,267,621	26,899,741	17,323,493	49,018,088
Redemptions	(85,463,726)	(246,064,853)	(125,573,951)	(355,740,492)
Net decrease	(21,787,770)	(61,187,703)	(5,628,379)	(17,891,964)
Class B shares
Subscriptions	27,302	79,112	33,379	94,910
Distributions reinvested	28,403	82,351	83,971	238,300
Redemptions(a)	(322,291)	(933,753)	(1,657,486)	(4,738,438)
Net decrease	(266,586)	(772,290)	(1,540,136)	(4,405,228)
Class C shares
Subscriptions	3,603,730	10,390,733	8,352,255	23,396,975
Distributions reinvested	567,896	1,637,755	999,891	2,811,793
Redemptions	(2,905,932)	(8,346,982)	(9,398,327)	(26,603,587)
Net increase (decrease)	1,265,694	3,681,506	(46,181)	(394,819)
Class I shares
Subscriptions	220,349	642,627	18,948,750	52,656,197
Distributions reinvested	2,958,175	8,569,632	6,010,801	16,982,615
Redemptions	(11,654,070)	(33,491,813)	(18,839,572)	(53,105,545)
Net increase (decrease)	(8,475,546)	(24,279,554)	6,119,979	16,533,267
Class K shares
Subscriptions	823,735	2,381,593	1,797,168	5,108,702
Distributions reinvested	318,656	925,068	774,389	2,199,567
Redemptions	(2,425,909)	(7,020,536)	(8,426,667)	(24,069,675)
Net decrease	(1,283,518)	(3,713,875)	(5,855,110)	(16,761,406)
Class R shares
Subscriptions	1,726,069	4,999,839	3,335,676	9,476,529
Distributions reinvested	152,302	443,318	262,144	743,989
Redemptions	(1,312,642)	(3,815,194)	(2,281,020)	(6,443,168)
Net increase	565,729	1,627,963	1,316,800	3,777,350
Class R4 shares
Subscriptions	11,787,755	34,315,604	9,419,215	26,365,448
Distributions reinvested	447,707	1,309,327	347,274	988,184
Redemptions	(2,491,208)	(7,267,331)	(4,279,016)	(12,035,026)
Net increase	9,744,254	28,357,600	5,487,473	15,318,606

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	12,486,763	36,095,833	80,967,892	226,606,830
Distributions reinvested	731,930	2,110,419	1,097,367	3,100,828
Redemptions	(49,748,156)	(140,358,170)	(31,942,184)	(89,891,372)
Net increase (decrease)	(36,529,463)	(102,151,918)	50,123,075	139,816,286
Class W shares
Subscriptions	884	2,515	514,118	1,477,032
Distributions reinvested	3,255	9,356	246,358	696,561
Redemptions	(30,932)	(89,174)	(15,261,754)	(43,663,681)
Net decrease	(26,793)	(77,303)	(14,501,278)	(41,490,088)
Class Y shares
Subscriptions	8,706,935	25,158,291	3,861,954	10,867,913
Distributions reinvested	290,744	842,682	259,173	730,431
Redemptions	(1,341,382)	(3,878,916)	(875,193)	(2,468,768)
Net increase	7,656,297	22,122,057	3,245,934	9,129,576
Class Z shares
Subscriptions	31,774,107	92,174,353	59,397,498	167,060,547
Distributions reinvested	1,317,881	3,818,376	1,406,525	3,978,358
Redemptions	(26,647,380)	(77,206,264)	(50,593,735)	(141,464,390)
Net increase	6,444,608	18,786,465	10,210,288	29,574,515
Total net increase (decrease)	(42,693,094)	(117,607,052)	48,932,465	133,206,095

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$2.84		$2.99		$3.04		$3.01		$2.78		$2.86
Income from investment operations:
Net investment income	0.07		0.14		0.14		0.16		0.17		0.18
Net realized and unrealized gain (loss)	0.05		(0.15)		(0.05)		0.03		0.23		(0.07)
Total from investment operations	0.12		(0.01)		0.09		0.19		0.40		0.11
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.14)		(0.16)		(0.17)		(0.19)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.07)		(0.14)		(0.14)		(0.16)		(0.17)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$2.89		$2.84		$2.99		$3.04		$3.01		$2.78
Total return	4.29%		(0.21%)		3.12%		6.55%		14.55%		3.99	%(b)
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)	1.06%		1.08%		1.07%		1.08%		1.08%
Total net expenses(e)	1.04	%(d)(f)	1.06	%(f)	1.07	%(f)	1.07	%(f)	1.07	%(f)	1.04	%(f)
Net investment income	4.75	%(d)	4.88%		4.76%		5.36%		5.72%		6.54%
Supplemental data
Net assets, end of period (in thousands)	$1,133,288		$1,178,208		$1,256,835		$1,357,909		$1,457,415		$1,170,173
Portfolio turnover	30%		51%		64%		63%		81%		76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$2.84		$2.99		$3.04		$3.01		$2.78		$2.86
Income from investment operations:
Net investment income	0.06		0.12		0.12		0.14		0.15		0.16
Net realized and unrealized gain (loss)	0.05		(0.15)		(0.05)		0.03		0.22		(0.07)
Total from investment operations	0.11		(0.03)		0.07		0.17		0.37		0.09
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)		(0.12)		(0.14)		(0.14)		(0.17)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.06)		(0.12)		(0.12)		(0.14)		(0.14)		(0.17)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$2.89		$2.84		$2.99		$3.04		$3.01		$2.78
Total return	3.91%		(0.96%)		2.35%		5.75%		13.69%		3.20	%(b)
Ratios to average net assets(c)
Total gross expenses	1.78	%(d)	1.82%		1.83%		1.82%		1.82%		1.84%
Total net expenses(e)	1.78	%(d)(f)	1.82	%(f)	1.82	%(f)	1.82	%(f)	1.82	%(f)	1.79	%(f)
Net investment income	4.00	%(d)	4.12%		4.02%		4.63%		4.99%		5.77%
Supplemental data
Net assets, end of period (in thousands)	$3,767		$4,468		$9,309		$15,652		$27,239		$34,361
Portfolio turnover	30%		51%		64%		63%		81%		76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$2.83		$2.97		$3.02		$2.99		$2.76		$2.84
Income from investment operations:
Net investment income	0.06		0.12		0.12		0.14		0.15		0.16
Net realized and unrealized gain (loss)	0.04		(0.14)		(0.05)		0.03		0.22		(0.08)
Total from investment operations	0.10		(0.02)		0.07		0.17		0.37		0.08
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)		(0.12)		(0.14)		(0.14)		(0.16)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.06)		(0.12)		(0.12)		(0.14)		(0.14)		(0.16)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$2.87		$2.83		$2.97		$3.02		$2.99		$2.76
Total return	3.55%		(0.64%)		2.38%		5.92%		13.78%		3.20	%(b)
Ratios to average net assets(c)
Total gross expenses	1.78	%(d)	1.82%		1.83%		1.82%		1.83%		1.83%
Total net expenses(e)	1.78	%(d)(f)	1.82	%(f)	1.78	%(f)	1.67	%(f)	1.80	%(f)	1.79	%(f)
Net investment income	4.00	%(d)	4.12%		4.06%		4.76%		4.98%		5.79%
Supplemental data
Net assets, end of period (in thousands)	$87,438		$82,543		$87,006		$97,714		$97,487		$75,596
Portfolio turnover	30%		51%		64%		63%		81%		76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$2.84		$2.99	$3.03	$3.00	$2.78	$2.86
Income from investment operations:
Net investment income	0.07		0.15	0.15	0.17	0.18	0.19
Net realized and unrealized gain (loss)	0.05		(0.15)	(0.04)	0.03	0.22	(0.07)
Total from investment operations	0.12		—	0.11	0.20	0.40	0.12
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.15)	(0.17)	(0.18)	(0.20)
Net realized gains	—		—	—	—	—	(0.00	)(a)
Total distributions to shareholders	(0.08)		(0.15)	(0.15)	(0.17)	(0.18)	(0.20)
Proceeds from regulatory settlements	—		—	—	—	—	0.00	(a)
Net asset value, end of period	$2.88		$2.84	$2.99	$3.03	$3.00	$2.78
Total return	4.13%		0.19%	3.88%	6.99%	14.64%	4.38	%(b)
Ratios to average net assets(c)
Total gross expenses	0.65	%(d)	0.66%	0.65%	0.66%	0.66%	0.66%
Total net expenses(e)	0.65	%(d)	0.66%	0.65%	0.66%	0.66%	0.66%
Net investment income	5.14	%(d)	5.28%	5.18%	5.76%	6.15%	6.91%
Supplemental data
Net assets, end of period (in thousands)	$298,012		$317,607	$315,944	$192,255	$112,742	$141,388
Portfolio turnover	30%		51%	64%	63%	81%	76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$2.85		$3.00	$3.04	$3.01	$2.79	$2.86
Income from investment operations:
Net investment income	0.07		0.14	0.15	0.16	0.17	0.18
Net realized and unrealized gain (loss)	0.04		(0.15)	(0.04)	0.03	0.22	(0.06)
Total from investment operations	0.11		(0.01)	0.11	0.19	0.39	0.12
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.15)	(0.16)	(0.17)	(0.19)
Net realized gains	—		—	—	—	—	(0.00	)(a)
Total distributions to shareholders	(0.07)		(0.14)	(0.15)	(0.16)	(0.17)	(0.19)
Proceeds from regulatory settlements	—		—	—	—	—	0.00	(a)
Net asset value, end of period	$2.89		$2.85	$3.00	$3.04	$3.01	$2.79
Total return	3.98%		(0.09%)	3.58%	6.67%	14.26%	4.44	%(b)
Ratios to average net assets(c)
Total gross expenses	0.94	%(d)	0.96%	0.95%	0.96%	0.96%	0.96%
Total net expenses(e)	0.94	%(d)	0.96%	0.95%	0.96%	0.96%	0.96%
Net investment income	4.85	%(d)	4.98%	4.88%	5.48%	5.84%	6.62%
Supplemental data
Net assets, end of period (in thousands)	$34,918		$38,047	$57,594	$54,345	$62,347	$63,276
Portfolio turnover	30%		51%	64%	63%	81%	76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$2.85		$3.00		$3.05		$3.02		$2.79		$2.87
Income from investment operations:
Net investment income	0.07		0.13		0.13		0.15		0.16		0.17
Net realized and unrealized gain (loss)	0.05		(0.15)		(0.05)		0.03		0.23		(0.07)
Total from investment operations	0.12		(0.02)		0.08		0.18		0.39		0.10
Less distributions to shareholders:
Net investment income	(0.07)		(0.13)		(0.13)		(0.15)		(0.16)		(0.18)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.07)		(0.13)		(0.13)		(0.15)		(0.16)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$2.90		$2.85		$3.00		$3.05		$3.02		$2.79
Total return	4.16%		(0.44%)		2.87%		6.28%		14.24%		3.75	%(b)
Ratios to average net assets(c)
Total gross expenses	1.29	%(d)	1.32%		1.33%		1.32%		1.33%		1.33%
Total net expenses(e)	1.29	%(d)(f)	1.32	%(f)	1.32	%(f)	1.32	%(f)	1.32	%(f)	1.29	%(f)
Net investment income	4.51	%(d)	4.63%		4.51%		5.10%		5.45%		6.29%
Supplemental data
Net assets, end of period (in thousands)	$24,278		$22,299		$19,516		$18,782		$13,967		$7,582
Portfolio turnover	30%		51%		64%		63%		81%		76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015		2014		2013	2012
Per share data
Net asset value, beginning of period	$2.86		$3.01		$3.06		$3.03		$2.80	$2.88
Income from investment operations:
Net investment income	0.07		0.15		0.15		0.17		0.17	0.18
Net realized and unrealized gain (loss)	0.06		(0.15)		(0.05)		0.03		0.23	(0.08)
Total from investment operations	0.13		—		0.10		0.20		0.40	0.10
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)		(0.15)		(0.17)		(0.17)	(0.18)
Net realized gains	—		—		—		—		—	(0.00	)(a)
Total distributions to shareholders	(0.08)		(0.15)		(0.15)		(0.17)		(0.17)	(0.18)
Proceeds from regulatory settlements	—		—		—		—		—	0.00	(a)
Net asset value, end of period	$2.91		$2.86		$3.01		$3.06		$3.03	$2.80
Total return	4.41%		0.07%		3.38%		6.81%		14.59%	3.83	%(b)
Ratios to average net assets(c)
Total gross expenses	0.79	%(d)	0.81%		0.83%		0.82%		0.97%	1.21%
Total net expenses(e)	0.79	%(d)(f)	0.81	%(f)	0.82	%(f)	0.82	%(f)	0.97%	1.21%
Net investment income	5.03	%(d)	5.11%		5.01%		5.60%		5.82%	6.37%
Supplemental data
Net assets, end of period (in thousands)	$58,729		$29,969		$14,992		$10,379		$10,468	$8,176
Portfolio turnover	30%		51%		64%		63%		81%	76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$2.84		$2.98	$3.04	$3.01	$2.78	$2.86
Income from investment operations:
Net investment income	0.07		0.15	0.15	0.17	0.18	0.19
Net realized and unrealized gain (loss)	0.05		(0.14)	(0.06)	0.03	0.23	(0.07)
Total from investment operations	0.12		0.01	0.09	0.20	0.41	0.12
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.15)	(0.17)	(0.18)	(0.20)
Net realized gains	—		—	—	—	—	(0.00	)(a)
Total distributions to shareholders	(0.08)		(0.15)	(0.15)	(0.17)	(0.18)	(0.20)
Proceeds from regulatory settlements	—		—	—	—	—	0.00	(a)
Net asset value, end of period	$2.88		$2.84	$2.98	$3.04	$3.01	$2.78
Total return	4.11%		0.48%	3.15%	6.93%	14.96%	4.32	%(b)
Ratios to average net assets(c)
Total gross expenses	0.69	%(d)	0.71%	0.71%	0.71%	0.71%	0.71%
Total net expenses(e)	0.69	%(d)	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	5.09	%(d)	5.18%	5.12%	5.71%	6.06%	6.76%
Supplemental data
Net assets, end of period (in thousands)	$71,212		$173,794	$33,231	$15,564	$15,124	$8,675
Portfolio turnover	30%		51%	64%	63%	81%	76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
30

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$2.82		$2.97		$3.02		$2.99		$2.76		$2.84
Income from investment operations:
Net investment income	0.07		0.14		0.14		0.16		0.17		0.18
Net realized and unrealized gain (loss)	0.04		(0.15)		(0.05)		0.03		0.23		(0.07)
Total from investment operations	0.11		(0.01)		0.09		0.19		0.40		0.11
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.14)		(0.16)		(0.17)		(0.19)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.07)		(0.14)		(0.14)		(0.16)		(0.17)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$2.86		$2.82		$2.97		$3.02		$2.99		$2.76
Total return	3.94%		(0.10%)		3.11%		6.54%		14.61%		3.97	%(b)
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)	1.08%		1.08%		1.07%		1.08%		1.11%
Total net expenses(e)	1.04	%(d)(f)	1.07	%(f)	1.07	%(f)	1.07	%(f)	1.07	%(f)	1.05	%(f)
Net investment income	4.77	%(d)	4.98%		4.79%		5.32%		5.72%		6.59%
Supplemental data
Net assets, end of period (in thousands)	$346		$416		$43,487		$75,524		$50,998		$44,832
Portfolio turnover	30%		51%		64%		63%		81%		76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
31

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$2.84		$2.99	$3.03	$3.00	$2.92
Income from investment operations:
Net investment income	0.07		0.15	0.15	0.17	0.10
Net realized and unrealized gain (loss)	0.05		(0.15)	(0.04)	0.03	0.08
Total from investment operations	0.12		—	0.11	0.20	0.18
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)	(0.15)	(0.17)	(0.10)
Total distributions to shareholders	(0.08)		(0.15)	(0.15)	(0.17)	(0.10)
Net asset value, end of period	$2.88		$2.84	$2.99	$3.03	$3.00
Total return	4.13%		0.19%	3.89%	6.98%	6.16%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.66%	0.65%	0.66%	0.58	%(c)
Total net expenses(d)	0.65	%(c)	0.66%	0.65%	0.66%	0.58	%(c)
Net investment income	5.16	%(c)	5.29%	5.18%	5.71%	6.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$41,700		$19,341	$10,668	$6,091	$3
Portfolio turnover	30%		51%	64%	63%	81%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
32

COLUMBIA HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$2.84		$2.99		$3.04		$3.01		$2.78		$2.85
Income from investment operations:
Net investment income	0.07		0.15		0.15		0.17		0.17		0.18
Net realized and unrealized gain (loss)	0.05		(0.15)		(0.05)		0.03		0.23		(0.06)
Total from investment operations	0.12		—		0.10		0.20		0.40		0.12
Less distributions to shareholders:
Net investment income	(0.08)		(0.15)		(0.15)		(0.17)		(0.17)		(0.19)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.08)		(0.15)		(0.15)		(0.17)		(0.17)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$2.88		$2.84		$2.99		$3.04		$3.01		$2.78
Total return	4.06%		0.04%		3.37%		6.81%		14.84%		4.59	%(b)
Ratios to average net assets(c)
Total gross expenses	0.79	%(d)	0.81%		0.83%		0.82%		0.82%		0.80%
Total net expenses(e)	0.79	%(d)(f)	0.81	%(f)	0.82	%(f)	0.82	%(f)	0.82	%(f)	0.78	%(f)
Net investment income	5.00	%(d)	5.12%		5.01%		5.58%		5.86%		6.58%
Supplemental data
Net assets, end of period (in thousands)	$249,123		$227,058		$208,466		$161,293		$153,684		$35,492
Portfolio turnover	30%		51%		64%		63%		81%		76%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
33

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

Semiannual Report 2016
34

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and

Semiannual Report 2016
35

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin

Semiannual Report 2016
36

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	207,783	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	808,787
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	242,086

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	62,521,508

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold

Semiannual Report 2016
37

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016
38

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.40% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.62% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition,

Semiannual Report 2016
39

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.14
Class C	0.14
Class K	0.04
Class R	0.14
Class R4	0.14
Class R5	0.05
Class W	0.14
Class Z	0.14

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2016, the Fund's total potential future obligation over the life of the Guaranty is $64,498. The liability remaining at November 30, 2016 for non-recurring charges associated with the lease amounted to $31,914 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $2,639.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,505,000 and $8,015,000 for Class B and Class C shares, respectively. These amounts are based on the

Semiannual Report 2016
40

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $317,339 for Class A, $205 for Class B and $3,238 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.07%	1.07%
Class B	1.82	1.82
Class C	1.82	1.82
Class I	0.72	0.70
Class K	1.02	1.00
Class R	1.32	1.32
Class R4	0.82	0.82
Class R5	0.77	0.75
Class W	1.07	1.07
Class Y	0.72	0.70
Class Z	0.82	0.82

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $1,963,411,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$56,913,000
Unrealized depreciation	(32,035,000)
Net unrealized appreciation	$24,878,000

The following capital loss carryforwards, determined as of May 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	99,997,350
2018	55,132,247
No expiration — short-term	35,225,952
No expiration — long-term	26,471,353
Total	216,826,902

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors

Semiannual Report 2016
41

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $604,958,938 and $720,003,437, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 59.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit

Semiannual Report 2016
42

COLUMBIA HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Investments Risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission

(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
43

COLUMBIA HIGH YIELD BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
44

COLUMBIA HIGH YIELD BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into

Semiannual Report 2016
45

COLUMBIA HIGH YIELD BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
46

COLUMBIA HIGH YIELD BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
47

Columbia High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR160_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA SMALL/MID CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

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Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SMALL/MID CAP VALUE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Approval of Management Agreement	36
Important Information About This Report	39

Semiannual Report 2016

COLUMBIA SMALL/MID CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small/Mid Cap Value Fund (the Fund) Class A shares returned 12.37% excluding sales charges for the six-month period that ended November 30, 2016.

■  The Fund underperformed its benchmark, the Russell 2500 Value Index, which returned 13.55% for the same period.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		12.37	8.54	12.57	5.76
Including sales charges		5.94	2.26	11.26	5.14
Class B	02/14/02
Excluding sales charges		11.99	7.71	11.75	4.96
Including sales charges		6.99	2.71	11.50	4.96
Class C	02/14/02
Excluding sales charges		12.01	7.72	11.73	4.97
Including sales charges		11.01	6.72	11.73	4.97
Class I	03/04/04	12.68	9.08	13.10	6.24
Class K	02/14/02	12.36	8.57	12.73	5.91
Class R*	12/11/06	12.25	8.23	12.29	5.46
Class R4*	12/11/06	12.59	8.77	12.79	5.81
Class R5*	12/11/06	12.51	8.87	12.98	6.17
Class W	12/01/06	12.37	8.58	12.60	5.79
Class Y*	06/13/13	12.59	8.88	12.87	5.90
Class Z*	09/27/10	12.53	8.79	12.86	5.94
Russell 2500 Value Index		13.55	16.15	14.75	6.76

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell's leading style methodology.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jarl Ginsberg, CFA, CAIA

Christian Stadlinger, Ph.D., CFA

David Hoffman

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2016)
East West Bancorp, Inc.	1.5
Steel Dynamics, Inc.	1.5
ABM Industries, Inc.	1.4
Oshkosh Corp.	1.3
Booz Allen Hamilton Holdings Corp.	1.3
Zions Bancorporation	1.3
Alexandria Real Estate Equities, Inc.	1.3
Assured Guaranty Ltd.	1.3
Customers Bancorp, Inc.	1.3
Huntington Bancshares, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	96.5
Money Market Funds	3.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	7.5
Consumer Staples	3.3
Energy	9.2
Financials	24.4
Health Care	5.9
Industrials	13.8
Information Technology	10.9
Materials	7.5
Real Estate	12.7
Utilities	4.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA SMALL/MID CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,123.70	1,018.80	6.65	6.33	1.25
Class B	1,000.00	1,000.00	1,119.90	1,015.04	10.63	10.10	2.00
Class C	1,000.00	1,000.00	1,120.10	1,015.04	10.63	10.10	2.00
Class I	1,000.00	1,000.00	1,126.80	1,021.01	4.32	4.10	0.81
Class K	1,000.00	1,000.00	1,123.60	1,019.35	6.07	5.77	1.14
Class R	1,000.00	1,000.00	1,122.50	1,017.55	7.98	7.59	1.50
Class R4	1,000.00	1,000.00	1,125.90	1,020.00	5.38	5.11	1.01
Class R5	1,000.00	1,000.00	1,125.10	1,020.61	4.74	4.51	0.89
Class W	1,000.00	1,000.00	1,123.70	1,018.75	6.71	6.38	1.26
Class Y	1,000.00	1,000.00	1,125.90	1,020.81	4.53	4.31	0.85
Class Z	1,000.00	1,000.00	1,125.30	1,020.00	5.38	5.11	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 7.2%
Auto Components 2.2%
Cooper-Standard Holding, Inc.(a)	56,000	5,337,920
Motorcar Parts of America, Inc.(a)	235,000	5,748,100
Tenneco, Inc.(a)	140,000	8,253,000
Total		19,339,020
Diversified Consumer Services 0.7%
Nord Anglia Education, Inc.(a)	265,000	6,360,000
Household Durables 1.0%
D.R. Horton, Inc.	245,000	6,791,400
William Lyon Homes, Inc., Class A(a)	88,505	1,752,399
Total		8,543,799
Media 1.1%
AMC Entertainment Holdings, Inc., Class A	270,000	9,166,500
Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	245,000	3,520,650
Children's Place, Inc. (The)	75,000	7,788,750
Finish Line, Inc., Class A (The)	190,000	4,263,600
Total		15,573,000
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	54,900	3,265,452
Total Consumer Discretionary		62,247,771
CONSUMER STAPLES 3.2%
Food & Staples Retailing 0.9%
Performance Food Group Co.(a)	160,000	3,376,000
United Natural Foods, Inc.(a)	86,000	4,037,700
Total		7,413,700
Food Products 1.9%
AdvancePierre Foods Holdings, Inc.	300,000	8,121,000
Darling Ingredients, Inc.(a)	307,000	4,147,570
Post Holdings, Inc.(a)	52,000	3,969,160
Total		16,237,730
Personal Products 0.4%
Avon Products, Inc.	700,000	3,759,000
Total Consumer Staples		27,410,430
ENERGY 8.9%
Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	295,000	7,867,650

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 8.0%
Aegean Marine Petroleum Network, Inc.	560,000	6,300,000
Arch Coal, Inc.(a)	43,000	3,355,290
Carrizo Oil & Gas, Inc.(a)	170,000	7,197,800
Newfield Exploration Co.(a)	155,000	7,009,100
Parsley Energy, Inc., Class A(a)	150,000	5,722,500
PBF Energy, Inc., Class A	125,000	2,998,750
PDC Energy, Inc.(a)	130,000	9,678,500
SM Energy Co.	215,000	8,569,900
Whiting Petroleum Corp.(a)	640,000	7,820,800
WPX Energy, Inc.(a)	620,000	9,634,800
Total		68,287,440
Total Energy		76,155,090
FINANCIALS 23.5%
Banks 11.2%
Bank of the Ozarks, Inc.	170,000	8,248,400
Customers Bancorp, Inc.(a)	350,000	10,675,000
East West Bancorp, Inc.	265,000	12,688,200
First Republic Bank	115,000	9,418,500
Hancock Holding Co.	170,000	7,063,500
Hope Bancorp, Inc.	475,000	9,452,500
Huntington Bancshares, Inc.	855,000	10,653,300
Popular, Inc.	165,000	6,707,250
Prosperity Bancshares, Inc.	158,000	10,448,540
Zions Bancorporation	280,000	11,141,200
Total		96,496,390
Capital Markets 3.8%
E*TRADE Financial Corp.(a)	275,000	9,490,250
Janus Capital Group, Inc.	280,000	3,780,000
Lazard Ltd., Class A	218,000	8,469,300
Stifel Financial Corp.(a)	101,000	5,034,850
Virtu Financial, Inc., Class A	405,000	5,609,250
Total		32,383,650
Consumer Finance 0.4%
SLM Corp.(a)	345,000	3,474,150
Insurance 5.1%
American Equity Investment Life Holding Co.	455,000	9,432,150

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
AmTrust Financial Services, Inc.	364,000	9,267,440
Assured Guaranty Ltd.	305,000	10,906,800
CNO Financial Group, Inc.	347,200	6,214,880
MBIA, Inc.(a)	410,000	4,259,900
Willis Towers Watson PLC	34,000	4,228,580
Total		44,309,750
Thrifts & Mortgage Finance 3.0%
BofI Holding, Inc.(a)	326,500	7,715,195
Flagstar Bancorp, Inc.(a)	320,000	9,017,600
MGIC Investment Corp.(a)	1,020,000	9,251,400
Total		25,984,195
Total Financials		202,648,135
HEALTH CARE 5.7%
Biotechnology 0.4%
ARIAD Pharmaceuticals, Inc.(a)	245,000	3,302,600
Health Care Equipment & Supplies 3.1%
Globus Medical, Inc., Class A(a)	190,000	4,111,600
Merit Medical Systems, Inc.(a)	250,000	5,887,500
Teleflex, Inc.	62,000	9,171,660
Wright Medical Group NV(a)	330,000	7,603,200
Total		26,773,960
Health Care Providers & Services 1.3%
Amsurg Corp.(a)	99,000	6,743,880
VCA, Inc.(a)	65,000	4,069,000
Total		10,812,880
Life Sciences Tools & Services 0.6%
Patheon NV(a)	190,000	5,198,400
Pharmaceuticals 0.3%
Catalent, Inc.(a)	110,000	2,632,300
Total Health Care		48,720,140
INDUSTRIALS 13.3%
Air Freight & Logistics 1.0%
XPO Logistics, Inc.(a)	200,000	8,906,000
Airlines 0.9%
Alaska Air Group, Inc.	97,000	7,980,190
Building Products 0.6%
Apogee Enterprises, Inc.	110,000	5,247,000

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	257,000	11,308,000
Deluxe Corp.	147,000	9,951,900
Total		21,259,900
Construction & Engineering 3.3%
Granite Construction, Inc.	146,000	8,612,540
Jacobs Engineering Group, Inc.(a)	155,000	9,611,550
MasTec, Inc.(a)	265,000	10,056,750
Total		28,280,840
Machinery 2.5%
Barnes Group, Inc.	225,000	10,395,000
Oshkosh Corp.	160,000	11,200,000
Total		21,595,000
Road & Rail 0.9%
Swift Transportation Co.(a)	325,000	8,115,250
Trading Companies & Distributors 1.6%
Beacon Roofing Supply, Inc.(a)	165,000	7,654,350
Neff Corp. Class A(a)	440,000	5,786,000
Total		13,440,350
Total Industrials		114,824,530
INFORMATION TECHNOLOGY 10.5%
Communications Equipment 1.8%
Finisar Corp.(a)	260,000	8,639,800
Oclaro, Inc.(a)	760,000	6,794,400
Total		15,434,200
Electronic Equipment, Instruments & Components 0.8%
Fabrinet(a)	164,000	7,019,200
IT Services 1.3%
Booz Allen Hamilton Holdings Corp.	295,000	11,153,950
Semiconductors & Semiconductor Equipment 5.7%
Cirrus Logic, Inc.(a)	135,000	7,425,000
Cypress Semiconductor Corp.	630,000	7,087,500
Integrated Device Technology, Inc.(a)	106,457	2,491,093
Kulicke & Soffa Industries, Inc.(a)	585,000	9,026,550
Marvell Technology Group Ltd.	515,000	7,385,100
ON Semiconductor Corp.(a)	670,000	7,892,600
Qorvo, Inc.(a)	141,000	7,530,810
Total		48,838,653

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 0.9%
Ebix, Inc.	50,000	2,980,000
Take-Two Interactive Software, Inc.(a)	103,000	5,070,690
Total		8,050,690
Total Information Technology		90,496,693
MATERIALS 7.2%
Chemicals 4.2%
Albemarle Corp.	100,000	8,778,000
Cabot Corp.	160,000	8,148,800
Huntsman Corp.	475,000	9,253,000
Olin Corp.	190,000	4,940,000
Orion Engineered Carbons SA	280,000	5,348,000
Total		36,467,800
Metals & Mining 2.4%
Steel Dynamics, Inc.	355,000	12,595,400
United States Steel Corp.	250,000	8,085,000
Total		20,680,400
Paper & Forest Products 0.6%
KapStone Paper and Packaging Corp.	255,000	5,209,650
Total Materials		62,357,850
REAL ESTATE 12.3%
Equity Real Estate Investment Trusts (REITs) 12.3%
Alexandria Real Estate Equities, Inc.	101,000	11,068,590
American Assets Trust, Inc.	235,000	9,414,100
Chesapeake Lodging Trust	292,000	6,923,320
First Industrial Realty Trust, Inc.	320,000	8,464,000
Highwoods Properties, Inc.	200,000	9,612,000
Hospitality Properties Trust	225,000	6,523,875
Hudson Pacific Properties, Inc.	210,000	7,322,700
Mack-Cali Realty Corp.	340,000	9,197,000
Mid-America Apartment Communities, Inc.	71,000	6,505,730

Common Stocks (continued)

Issuer	Shares	Value ($)
PS Business Parks, Inc.	79,000	8,826,670
QTS Realty Trust Inc., Class A	172,000	8,049,600
Sun Communities, Inc.	86,000	6,206,620
Tanger Factory Outlet Centers, Inc.	220,000	7,583,400
Total		105,697,605
Total Real Estate		105,697,605
UTILITIES 4.6%
Electric Utilities 1.2%
Pinnacle West Capital Corp.	136,000	10,054,480
Gas Utilities 2.7%
New Jersey Resources Corp.	190,000	6,545,500
South Jersey Industries, Inc.	270,000	8,910,000
Southwest Gas Corp.	100,000	7,413,000
Total		22,868,500
Multi-Utilities 0.7%
CMS Energy Corp.	160,000	6,435,200
Total Utilities		39,358,180
Total Common Stocks (Cost: $652,577,617)		829,916,424

Money Market Funds 3.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(b)(c)	30,156,173	30,159,189
Total Money Market Funds (Cost: $30,156,173)		30,159,189
Total Investments (Cost: $682,733,790)		860,075,613
Other Assets & Liabilities, Net		1,072,458
Net Assets		861,148,071

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,157,656	137,552,620	(118,554,022)	(81)	30,156,173	44,139	30,159,189
Neff Corp. Class A*	8,108,235	—	(1,309,182)	(199,053)	6,600,000	—	5,786,000
Total	19,265,891	137,552,620	(119,863,204)	(199,134)	36,756,173	44,139	35,945,189

*Issuer was not an affiliate for the entire period ended November 30, 2016.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	62,247,771	—	—	62,247,771
Consumer Staples	27,410,430	—	—	27,410,430
Energy	76,155,090	—	—	76,155,090
Financials	202,648,135	—	—	202,648,135
Health Care	48,720,140	—	—	48,720,140
Industrials	114,824,530	—	—	114,824,530
Information Technology	90,496,693	—	—	90,496,693
Materials	62,357,850	—	—	62,357,850
Real Estate	105,697,605	—	—	105,697,605
Utilities	39,358,180	—	—	39,358,180
Total Common Stocks	829,916,424	—	—	829,916,424
Investments measured at net asset value
Money Market Funds	—	—	—	30,159,189
Total Investments	829,916,424	—	—	860,075,613

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $645,977,617)	$824,130,424
Affiliated issuers (identified cost $36,756,173)	35,945,189
Total investments (identified cost $682,733,790)	860,075,613
Receivable for:
Investments sold	6,847,749
Capital shares sold	754,083
Dividends	730,607
Prepaid expenses	3,995
Other assets	9,226
Total assets	868,421,273
Liabilities
Payable for:
Investments purchased	1,408,954
Capital shares purchased	5,540,052
Management services fees	18,764
Distribution and/or service fees	5,721
Transfer agent fees	100,204
Plan administration fees	9,214
Compensation of board members	113,283
Chief compliance officer expenses	60
Other expenses	76,950
Total liabilities	7,273,202
Net assets applicable to outstanding capital stock	$861,148,071
Represented by
Paid-in capital	$679,849,613
Undistributed net investment income	1,353,407
Accumulated net realized gain	2,603,228
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	178,152,807
Investments — affiliated issuers	(810,984)
Total — representing net assets applicable to outstanding capital stock	$861,148,071

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A
Net assets	$689,302,621
Shares outstanding	71,603,176
Net asset value per share	$9.63
Maximum offering price per share(a)	$10.22
Class B
Net assets	$4,172,844
Shares outstanding	475,510
Net asset value per share	$8.78
Class C
Net assets	$30,590,438
Shares outstanding	3,489,390
Net asset value per share	$8.77
Class I
Net assets	$2,745
Shares outstanding	276
Net asset value per share	$9.95
Class K
Net assets	$43,111,268
Shares outstanding	4,428,860
Net asset value per share	$9.73
Class R
Net assets	$7,171,526
Shares outstanding	759,494
Net asset value per share	$9.44
Class R4
Net assets	$16,723,535
Shares outstanding	1,731,206
Net asset value per share	$9.66
Class R5
Net assets	$41,104,521
Shares outstanding	4,192,328
Net asset value per share	$9.80
Class W
Net assets	$2,360
Shares outstanding	243
Net asset value per share(b)	$9.72

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class Y
Net assets	$1,907,634
Shares outstanding	197,395
Net asset value per share	$9.66
Class Z
Net assets	$27,058,579
Shares outstanding	2,738,785
Net asset value per share	$9.88

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,056,204
Dividends — affiliated issuers	44,139
Foreign taxes withheld	(15,547)
Total income	6,084,796
Expenses:
Management services fees	3,339,529
Distribution and/or service fees
Class A	839,696
Class B	23,428
Class C	148,959
Class R	17,397
Class W	3
Transfer agent fees
Class A	539,205
Class B	3,762
Class C	23,913
Class K	10,892
Class R	5,587
Class R4	12,045
Class R5	9,178
Class W	2
Class Z	20,333
Plan administration fees
Class K	54,311
Compensation of board members	15,038
Custodian fees	11,136
Printing and postage fees	68,263
Registration fees	66,515
Audit fees	14,096
Legal fees	8,236
Chief compliance officer expenses	60
Other	12,001
Total expenses	5,243,585
Expense reductions	(80)
Total net expenses	5,243,505
Net investment income	841,291
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	27,899,475
Investments — affiliated issuers	(199,134)
Net realized gain	27,700,341
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	67,024,651
Investments — affiliated issuers	2,286,362
Net change in unrealized appreciation	69,311,013
Net realized and unrealized gain	97,011,354
Net increase in net assets resulting from operations	$97,852,645

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations
Net investment income	$841,291	$2,126,068
Net realized gain (loss)	27,700,341	(5,562,143)
Net change in unrealized appreciation (depreciation)	69,311,013	(102,101,156)
Net increase (decrease) in net assets resulting from operations	97,852,645	(105,537,231)
Distributions to shareholders
Net investment income
Net realized gains
Class A	—	(43,876,297)
Class B	—	(504,291)
Class C	—	(2,029,359)
Class I	—	(146)
Class K	—	(4,041,546)
Class R	—	(519,770)
Class R4	—	(712,831)
Class R5	—	(2,455,008)
Class W	—	(128)
Class Y	—	(3,879)
Class Z	—	(1,428,685)
Total distributions to shareholders	—	(55,571,940)
Decrease in net assets from capital stock activity	(84,767,808)	(120,557,469)
Total increase (decrease) in net assets	13,084,837	(281,666,640)
Net assets at beginning of period	848,063,234	1,129,729,874
Net assets at end of period	$861,148,071	$848,063,234
Undistributed net investment income	$1,353,407	$512,116

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	862,030	7,680,515	4,532,648	41,140,535
Distributions reinvested	—	—	5,260,276	43,449,881
Redemptions	(9,422,724)	(83,437,522)	(18,025,887)	(157,939,097)
Net decrease	(8,560,694)	(75,757,007)	(8,232,963)	(73,348,681)
Class B shares
Subscriptions	948	7,996	3,984	34,189
Distributions reinvested	—	—	65,079	493,298
Redemptions(a)	(196,017)	(1,592,205)	(914,433)	(7,664,421)
Net decrease	(195,069)	(1,584,209)	(845,370)	(7,136,934)
Class C shares
Subscriptions	79,727	651,248	585,668	4,848,140
Distributions reinvested	—	—	260,145	1,969,300
Redemptions	(468,299)	(3,791,607)	(758,646)	(5,996,584)
Net increase (decrease)	(388,572)	(3,140,359)	87,167	820,856
Class K shares
Subscriptions	220,723	1,977,945	740,842	6,631,933
Distributions reinvested	—	—	484,580	4,041,397
Redemptions	(1,107,340)	(9,905,495)	(4,583,547)	(39,548,772)
Net decrease	(886,617)	(7,927,550)	(3,358,125)	(28,875,442)
Class R shares
Subscriptions	53,529	466,927	242,524	2,142,759
Distributions reinvested	—	—	58,683	476,502
Redemptions	(174,836)	(1,507,269)	(398,537)	(3,301,198)
Net decrease	(121,307)	(1,040,342)	(97,330)	(681,937)
Class R4 shares
Subscriptions	416,204	3,727,841	769,268	6,505,857
Distributions reinvested	—	—	86,299	712,831
Redemptions	(290,431)	(2,578,700)	(701,348)	(6,131,063)
Net increase	125,773	1,149,141	154,219	1,087,625
Class R5 shares
Subscriptions	839,552	7,570,261	1,624,751	14,412,176
Distributions reinvested	—	—	223,007	1,868,802
Redemptions	(775,127)	(6,940,800)	(2,952,470)	(26,824,333)
Net increase (decrease)	64,425	629,461	(1,104,712)	(10,543,355)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	154,986	1,376,280	83,934	658,967
Distributions reinvested	—	—	454	3,747
Redemptions	(46,173)	(413,835)	(1,658)	(15,086)
Net increase	108,813	962,445	82,730	647,628
Class Z shares
Subscriptions	1,391,078	12,720,832	432,397	3,883,599
Distributions reinvested	—	—	129,971	1,098,257
Redemptions	(1,150,106)	(10,780,220)	(854,574)	(7,509,085)
Net increase (decrease)	240,972	1,940,612	(292,206)	(2,527,229)
Total net decrease	(9,612,276)	(84,767,808)	(13,606,590)	(120,557,469)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$8.57		$10.03		$10.81		$10.08		$7.59		$6.44		$6.94
Income from investment operations:
Net investment income (loss)	0.01		0.02		(0.01)		0.01		0.07		0.03		0.02
Net realized and unrealized gain (loss)	1.05		(0.95)		0.84		1.62		2.46		1.12		(0.48)
Total from investment operations	1.06		(0.93)		0.83		1.63		2.53		1.15		(0.46)
Less distributions to shareholders:
Net investment income	—		—		—		(0.11)		(0.04)		(0.00	)(b)	(0.04)
Net realized gains	—		(0.53)		(1.61)		(0.79)		—		—		—
Total distributions to shareholders	—		(0.53)		(1.61)		(0.90)		(0.04)		(0.00	)(b)	(0.04)
Net asset value, end of period	$9.63		$8.57		$10.03		$10.81		$10.08		$7.59		$6.44
Total return	12.37%		(9.09%)		8.58%		16.73%		33.47%		17.93%		(6.69%)
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.25%		1.25%		1.26%		1.31%		1.29	%(d)	1.30%
Total net expenses(e)	1.25	%(d)(f)	1.25	%(f)	1.25	%(f)	1.25	%(f)	1.23	%(f)	1.20	%(d)	1.29	%(f)
Net investment income (loss)	0.20	%(d)	0.22%		(0.05%)		0.10%		0.81%		0.55	%(d)	0.22%
Supplemental data
Net assets, end of period (in thousands)	$689,303		$686,606		$886,673		$976,436		$932,556		$850,820		$882,934
Portfolio turnover	27%		69%		50%		110%		40%		28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$7.84		$9.30		$10.21		$9.60		$7.24		$6.17		$6.67
Income from investment operations:
Net investment income (loss)	(0.02)		(0.05)		(0.08)		(0.06)		0.01		(0.01)		(0.04)
Net realized and unrealized gain (loss)	0.96		(0.88)		0.78		1.53		2.35		1.08		(0.46)
Total from investment operations	0.94		(0.93)		0.70		1.47		2.36		1.07		(0.50)
Less distributions to shareholders:
Net investment income	—		—		—		(0.07)		—		—		—
Net realized gains	—		(0.53)		(1.61)		(0.79)		—		—		—
Total distributions to shareholders	—		(0.53)		(1.61)		(0.86)		—		—		—
Net asset value, end of period	$8.78		$7.84		$9.30		$10.21		$9.60		$7.24		$6.17
Total return	11.99%		(9.82%)		7.76%		15.78%		32.60%		17.34%		(7.50%)
Ratios to average net assets(b)
Total gross expenses	2.00	%(c)	2.00%		2.00%		2.01%		2.05%		2.04	%(c)	2.04%
Total net expenses(d)	2.00	%(c)(e)	2.00	%(e)	2.00	%(e)	2.00	%(e)	1.97	%(e)	1.95	%(c)	2.03	%(e)
Net investment income (loss)	(0.54	%)(c)	(0.56%)		(0.80%)		(0.65%)		0.11%		(0.19	%)(c)	(0.54%)
Supplemental data
Net assets, end of period (in thousands)	$4,173		$5,255		$14,096		$24,381		$38,621		$49,020		$49,737
Portfolio turnover	27%		69%		50%		110%		40%		28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$7.83		$9.29		$10.20		$9.59		$7.24		$6.17		$6.66
Income from investment operations:
Net investment income (loss)	(0.02)		(0.04)		(0.08)		(0.07)		0.01		(0.01)		(0.04)
Net realized and unrealized gain (loss)	0.96		(0.89)		0.78		1.54		2.34		1.08		(0.45)
Total from investment operations	0.94		(0.93)		0.70		1.47		2.35		1.07		(0.49)
Less distributions to shareholders:
Net investment income	—		—		—		(0.07)		—		—		—
Net realized gains	—		(0.53)		(1.61)		(0.79)		—		—		—
Total distributions to shareholders	—		(0.53)		(1.61)		(0.86)		—		—		—
Net asset value, end of period	$8.77		$7.83		$9.29		$10.20		$9.59		$7.24		$6.17
Total return	12.01%		(9.83%)		7.77%		15.79%		32.46%		17.34%		(7.36%)
Ratios to average net assets(b)
Total gross expenses	2.00	%(c)	2.00%		2.00%		2.01%		2.06%		2.04	%(c)	2.05%
Total net expenses(d)	2.00	%(c)(e)	2.00	%(e)	2.00	%(e)	2.00	%(e)	1.98	%(e)	1.95	%(c)	2.04	%(e)
Net investment income (loss)	(0.55	%)(c)	(0.52%)		(0.80%)		(0.66%)		0.07%		(0.20	%)(c)	(0.52%)
Supplemental data
Net assets, end of period (in thousands)	$30,590		$30,361		$35,212		$36,115		$32,119		$31,012		$34,731
Portfolio turnover	27%		69%		50%		110%		40%		28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,						Year Ended September 30,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$8.83		$10.28	$11.01	$10.25	$7.72	$6.56		$7.07
Income from investment operations:
Net investment income	0.03		0.06	0.03	0.06	0.11	0.05		0.06
Net realized and unrealized gain (loss)	1.09		(0.98)	0.87	1.65	2.50	1.15		(0.49)
Total from investment operations	1.12		(0.92)	0.90	1.71	2.61	1.20		(0.43)
Less distributions to shareholders:
Net investment income	—		—	(0.02)	(0.16)	(0.08)	(0.04)		(0.08)
Net realized gains	—		(0.53)	(1.61)	(0.79)	—	—		—
Total distributions to shareholders	—		(0.53)	(1.63)	(0.95)	(0.08)	(0.04)		(0.08)
Net asset value, end of period	$9.95		$8.83	$10.28	$11.01	$10.25	$7.72		$6.56
Total return	12.68%		(8.76%)	9.13%	17.22%	33.99%	18.30%		(6.28%)
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.81%	0.80%	0.79%	0.80%	0.79	%(c)	0.82%
Total net expenses(d)	0.81	%(c)	0.81%	0.80%	0.79%	0.78%	0.77	%(c)	0.82%
Net investment income	0.63	%(c)	0.67%	0.31%	0.55%	1.25%	0.98	%(c)	0.72%
Supplemental data
Net assets, end of period (in thousands)	$3		$2	$3	$80,862	$100,192	$84,959		$100,645
Portfolio turnover	27%		69%	50%	110%	40%	28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,							Year Ended September 30,
Class K	(Unaudited)		2016	2015		2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$8.66		$10.12	$10.88		$10.14	$7.64	$6.48		$6.99
Income from investment operations:
Net investment income	0.01		0.03	0.01		0.03	0.08	0.04		0.03
Net realized and unrealized gain (loss)	1.06		(0.96)	0.84		1.63	2.47	1.13		(0.48)
Total from investment operations	1.07		(0.93)	0.85		1.66	2.55	1.17		(0.45)
Less distributions to shareholders:
Net investment income	—		—	(0.00	)(b)	(0.13)	(0.05)	(0.01)		(0.06)
Net realized gains	—		(0.53)	(1.61)		(0.79)	—	—		—
Total distributions to shareholders	—		(0.53)	(1.61)		(0.92)	(0.05)	(0.01)		(0.06)
Net asset value, end of period	$9.73		$8.66	$10.12		$10.88	$10.14	$7.64		$6.48
Total return	12.36%		(9.00%)	8.75%		16.90%	33.53%	18.15%		(6.59%)
Ratios to average net assets(c)
Total gross expenses	1.14	%(d)	1.14%	1.11%		1.09%	1.10%	1.09	%(d)	1.12%
Total net expenses(e)	1.14	%(d)	1.14%	1.11%		1.09%	1.08%	1.07	%(d)	1.12%
Net investment income	0.31	%(d)	0.34%	0.10%		0.28%	0.97%	0.69	%(d)	0.38%
Supplemental data
Net assets, end of period (in thousands)	$43,111		$46,011	$87,765		$155,551	$202,420	$241,253		$251,200
Portfolio turnover	27%		69%	50%		110%	40%	28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$8.41		$9.89		$10.70		$9.99		$7.52		$6.39		$6.88
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.00	)(b)	(0.03)		(0.02)		0.05		0.02		(0.00	)(b)
Net realized and unrealized gain (loss)	1.03		(0.95)		0.83		1.61		2.43		1.11		(0.46)
Total from investment operations	1.03		(0.95)		0.80		1.59		2.48		1.13		(0.46)
Less distributions to shareholders:
Net investment income	—		—		—		(0.09)		(0.01)		—		(0.03)
Net realized gains	—		(0.53)		(1.61)		(0.79)		—		—		—
Total distributions to shareholders	—		(0.53)		(1.61)		(0.88)		(0.01)		—		(0.03)
Net asset value, end of period	$9.44		$8.41		$9.89		$10.70		$9.99		$7.52		$6.39
Total return	12.25%		(9.43%)		8.37%		16.42%		33.07%		17.68%		(6.81%)
Ratios to average net assets(c)
Total gross expenses	1.50	%(d)	1.50%		1.50%		1.51%		1.56%		1.54	%(d)	1.55%
Total net expenses(e)	1.50	%(d)(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.47	%(f)	1.45	%(d)	1.54	%(f)
Net investment income (loss)	(0.05	%)(d)	(0.03%)		(0.30%)		(0.15%)		0.59%		0.31	%(d)	(0.01%)
Supplemental data
Net assets, end of period (in thousands)	$7,172		$7,409		$9,670		$12,245		$12,641		$13,594		$14,799
Portfolio turnover	27%		69%		50%		110%		40%		28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,									Year Ended September 30,
Class R4	(Unaudited)		2016		2015		2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$8.58		$10.03		$10.79		$10.06		$7.56	$6.41		$6.92
Income from investment operations:
Net investment income	0.02		0.04		0.02		0.04		0.08	0.02		0.01
Net realized and unrealized gain (loss)	1.06		(0.96)		0.84		1.61		2.45	1.13		(0.48)
Total from investment operations	1.08		(0.92)		0.86		1.65		2.53	1.15		(0.47)
Less distributions to shareholders:
Net investment income	—		—		(0.01)		(0.13)		(0.03)	—		(0.04)
Net realized gains	—		(0.53)		(1.61)		(0.79)		—	—		—
Total distributions to shareholders	—		(0.53)		(1.62)		(0.92)		(0.03)	—		(0.04)
Net asset value, end of period	$9.66		$8.58		$10.03		$10.79		$10.06	$7.56		$6.41
Total return	12.59%		(8.98%)		8.90%		16.95%		33.59%	17.94%		(6.84%)
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.00%		1.00%		1.01%		1.18%	1.34	%(c)	1.37%
Total net expenses(d)	1.01	%(c)(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)	1.15%	1.32	%(c)	1.37%
Net investment income	0.45	%(c)	0.49%		0.22%		0.36%		0.93%	0.44	%(c)	0.16%
Supplemental data
Net assets, end of period (in thousands)	$16,724		$13,780		$14,552		$25,924		$29,093	$46,639		$50,329
Portfolio turnover	27%		69%		50%		110%		40%	28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,						Year Ended September 30,
Class R5	(Unaudited)		2016	2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$8.71		$10.15	$10.90	$10.16	$7.65	$6.50		$7.01
Income from investment operations:
Net investment income	0.03		0.05	0.03	0.06	0.11	0.05		0.05
Net realized and unrealized gain (loss)	1.06		(0.96)	0.85	1.62	2.47	1.13		(0.48)
Total from investment operations	1.09		(0.91)	0.88	1.68	2.58	1.18		(0.43)
Less distributions to shareholders:
Net investment income	—		—	(0.02)	(0.15)	(0.07)	(0.03)		(0.08)
Net realized gains	—		(0.53)	(1.61)	(0.79)	—	—		—
Total distributions to shareholders	—		(0.53)	(1.63)	(0.94)	(0.07)	(0.03)		(0.08)
Net asset value, end of period	$9.80		$8.71	$10.15	$10.90	$10.16	$7.65		$6.50
Total return	12.51%		(8.77%)	8.99%	17.12%	33.98%	18.26%		(6.38%)
Ratios to average net assets(b)
Total gross expenses	0.89	%(c)	0.89%	0.86%	0.84%	0.85%	0.84	%(c)	0.87%
Total net expenses(d)	0.89	%(c)	0.89%	0.86%	0.84%	0.83%	0.82	%(c)	0.87%
Net investment income	0.56	%(c)	0.58%	0.33%	0.53%	1.22%	0.94	%(c)	0.67%
Supplemental data
Net assets, end of period (in thousands)	$41,105		$35,946	$53,124	$121,576	$228,714	$142,835		$119,293
Portfolio turnover	27%		69%	50%	110%	40%	28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$8.65		$10.12		$10.89		$10.15		$7.65		$6.49		$7.00
Income from investment operations:
Net investment income	0.01		0.02		(0.00	)(b)	0.01		0.07		0.03		0.02
Net realized and unrealized gain (loss)	1.06		(0.96)		0.84		1.63		2.47		1.14		(0.48)
Total from investment operations	1.07		(0.94)		0.84		1.64		2.54		1.17		(0.46)
Less distributions to shareholders:
Net investment income	—		—		—		(0.11)		(0.04)		(0.01)		(0.05)
Net realized gains	—		(0.53)		(1.61)		(0.79)		—		—		—
Total distributions to shareholders	—		(0.53)		(1.61)		(0.90)		(0.04)		(0.01)		(0.05)
Net asset value, end of period	$9.72		$8.65		$10.12		$10.89		$10.15		$7.65		$6.49
Total return	12.37%		(9.10%)		8.62%		16.73%		33.37%		18.03%		(6.69%)
Ratios to average net assets(c)
Total gross expenses	1.26	%(d)	1.25%		1.24%		1.24%		1.28%		1.26	%(d)	1.28%
Total net expenses(e)	1.26	%(d)(f)	1.25	%(f)	1.24	%(f)	1.24	%(f)	1.22	%(f)	1.18	%(d)	1.28%
Net investment income (loss)	0.19	%(d)	0.24%		(0.04%)		0.14%		0.80%		0.57	%(d)	0.26%
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$2		$3		$5		$4		$3
Portfolio turnover	27%		69%		50%		110%		40%		28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$8.58		$10.01	$10.77	$10.08
Income from investment operations:
Net investment income	0.03		0.06	0.04	0.04
Net realized and unrealized gain (loss)	1.05		(0.96)	0.83	1.59
Total from investment operations	1.08		(0.90)	0.87	1.63
Less distributions to shareholders:
Net investment income	—		—	(0.02)	(0.15)
Net realized gains	—		(0.53)	(1.61)	(0.79)
Total distributions to shareholders	—		(0.53)	(1.63)	(0.94)
Net asset value, end of period	$9.66		$8.58	$10.01	$10.77
Total return	12.59%		(8.80%)	9.04%	16.73%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.85%	0.81%	0.79	%(c)
Total net expenses(d)	0.85	%(c)	0.85%	0.81%	0.78	%(c)
Net investment income	0.60	%(c)	0.72%	0.35%	0.37	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,908		$760	$59	$7,031
Portfolio turnover	27%		69%	50%	110%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended September 30,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$8.78		$10.24		$10.99		$10.23		$7.71		$6.55		$7.07
Income from investment operations:
Net investment income	0.02		0.04		0.02		0.04		0.09		0.04		0.06
Net realized and unrealized gain (loss)	1.08		(0.97)		0.85		1.65		2.50		1.15		(0.50)
Total from investment operations	1.10		(0.93)		0.87		1.69		2.59		1.19		(0.44)
Less distributions to shareholders:
Net investment income	—		—		(0.01)		(0.14)		(0.07)		(0.03)		(0.08)
Net realized gains	—		(0.53)		(1.61)		(0.79)		—		—		—
Total distributions to shareholders	—		(0.53)		(1.62)		(0.93)		(0.07)		(0.03)		(0.08)
Net asset value, end of period	$9.88		$8.78		$10.24		$10.99		$10.23		$7.71		$6.55
Total return	12.53%		(8.89%)		8.82%		17.04%		33.70%		18.18%		(6.42%)
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.00%		1.00%		1.01%		1.06%		1.04	%(c)	1.07%
Total net expenses(d)	1.01	%(c)(e)	1.00	%(e)	1.00	%(e)	1.00	%(e)	0.97	%(e)	0.95	%(c)	1.06	%(e)
Net investment income	0.44	%(c)	0.48%		0.20%		0.36%		1.07%		0.81	%(c)	0.80%
Supplemental data
Net assets, end of period (in thousands)	$27,059		$21,929		$28,575		$31,909		$97,298		$141,202		$127,642
Portfolio turnover	27%		69%		50%		110%		40%		28%		46%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Small/Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.65% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.80% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.17
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $80.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,563,000 and $309,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $87,650 for Class A, $22 for Class B and $828 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through September 30, 2017
Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.89
Class K	1.19
Class R	1.51
Class R4	1.01
Class R5	0.94
Class W	1.26
Class Y	0.89
Class Z	1.01

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $682,734,000 and the aggregate gross approximate

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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$187,440,000
Unrealized depreciation	(10,098,000)
Net unrealized appreciation	$177,342,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $23,015,061 at May 31, 2016 as arising on June 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $221,646,454 and $321,150,320, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 73.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may

Semiannual Report 2016
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COLUMBIA SMALL/MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA SMALL/MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small/Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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COLUMBIA SMALL/MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the investment strategy) had been taken to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with

Semiannual Report 2016
37

COLUMBIA SMALL/MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
38

COLUMBIA SMALL/MID CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
39

Columbia Small/Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR198_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	18
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	36
Approval of Management Agreement	50
Important Information About This Report	53

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia U.S. Government Mortgage Fund (the Fund) Class A shares returned -0.01% excluding sales charges for the six-month period that ended November 30, 2016.

■  During the same six-month period, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, which returned -0.59%.

Average Annual Total Returns (%) (for period ended November 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		-0.01	2.02	2.85	4.62
Including sales charges		-3.02	-1.07	2.22	4.29
Class B	02/14/02
Excluding sales charges		-0.38	1.08	2.04	3.83
Including sales charges		-5.31	-3.88	1.68	3.83
Class C	02/14/02
Excluding sales charges		-0.38	1.27	2.08	3.85
Including sales charges		-1.36	0.27	2.08	3.85
Class I	03/04/04	0.37	2.45	3.24	5.04
Class K	02/14/02	0.04	2.14	2.89	4.92
Class R*	03/01/16	0.05	1.93	2.54	4.28
Class R4*	11/08/12	0.30	2.29	3.05	4.72
Class R5*	11/08/12	0.16	2.39	3.13	4.76
Class W*	06/18/12	-0.01	2.03	2.88	4.60
Class Y*	10/01/14	0.19	2.45	3.02	4.70
Class Z*	09/27/10	0.30	2.29	3.11	4.80
Bloomberg Barclays U.S. Mortgage-Backed Securities Index		-0.59	1.64	2.20	4.25

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jason Callan

Tom Heuer, CFA

Portfolio Breakdown (%) (at November 30, 2016)
Asset-Backed Securities — Non-Agency	5.3
Commercial Mortgage-Backed Securities — Agency	0.5
Commercial Mortgage-Backed Securities — Non-Agency	3.4
Money Market Funds	0.4
Options Purchased Puts	0.7
Repurchase Agreements	2.1
Residential Mortgage-Backed Securities — Agency	78.4
Residential Mortgage-Backed Securities — Non-Agency	9.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at November 30, 2016)
AAA rating	82.0
AA rating	1.5
A rating	1.9
BBB rating	2.6
BB rating	2.4
B rating	0.7
CCC rating	0.0	(a)
Not rated	8.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.90	1,020.56	4.51	4.56	0.90
Class B	1,000.00	1,000.00	996.20	1,016.80	8.26	8.34	1.65
Class C	1,000.00	1,000.00	996.20	1,016.80	8.26	8.34	1.65
Class I	1,000.00	1,000.00	1,003.70	1,022.56	2.51	2.54	0.50
Class K	1,000.00	1,000.00	1,000.40	1,021.06	4.01	4.05	0.80
Class R	1,000.00	1,000.00	1,000.50	1,019.30	5.77	5.82	1.15
Class R4	1,000.00	1,000.00	1,003.00	1,021.81	3.26	3.29	0.65
Class R5	1,000.00	1,000.00	1,001.60	1,022.31	2.76	2.79	0.55
Class W	1,000.00	1,000.00	999.90	1,020.56	4.51	4.56	0.90
Class Y	1,000.00	1,000.00	1,001.90	1,022.56	2.51	2.54	0.50
Class Z	1,000.00	1,000.00	1,003.00	1,021.81	3.26	3.29	0.65

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities —
Agency(a) 100.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 12/01/16 - 04/01/22	6.500%	37,606	39,905
04/01/17	7.000%	2,652	2,661
10/01/17 - 06/01/31	8.000%	137,572	157,079
01/01/20	10.500%	6,938	6,990
10/01/24 - 04/01/40	5.000%	12,538,676	13,900,029
01/01/30 - 06/01/33	5.500%	7,362,172	8,200,750
04/01/33 - 11/01/37	6.000%	3,462,991	4,012,796
07/01/39 - 08/01/46	4.500%	37,018,015	40,105,110
04/01/41 - 06/01/46	4.000%	193,495,456	204,218,690
01/01/42 - 04/01/46	3.500%	327,087,479	337,287,985
Federal Home Loan Mortgage Corp.(b) CMO Series 4119 Class SP 10/15/42	2.264%	2,173,560	2,266,393
Federal Home Loan Mortgage Corp.(b)(c) CMO IO STRIPS Series 280 Class S1 09/15/42	5.462%	17,144,993	3,580,285
CMO IO STRIPS Series 309 Class S4 08/15/43	5.432%	18,304,214	4,030,052
CMO IO STRIPS Series 312 Class S1 09/15/43	5.412%	11,052,374	2,454,568
CMO IO STRIPS Series 326 Class S1 03/15/44	5.462%	7,755,416	1,655,517
CMO IO STRIPS Series 337 Class S1 09/15/44	5.512%	14,911,594	3,275,035
CMO IO Series 264 Class S1 07/15/42	5.412%	16,464,242	3,304,374
CMO IO Series 272 Class S1 08/15/42	5.462%	35,200,661	7,629,018
CMO IO Series 2957 Class SW 04/15/35	5.462%	2,167,139	343,166
CMO IO Series 311 Class S1 08/15/43	5.412%	27,328,594	5,722,551
CMO IO Series 318 Class S1 11/15/43	5.412%	14,598,638	3,177,586
CMO IO Series 326 Class S2 03/15/44	5.412%	2,271,562	480,495
CMO IO Series 3280 Class SI 02/15/37	5.902%	1,439,177	151,070
CMO IO Series 336 Class 30 08/15/44	5.512%	11,772,252	2,705,248
CMO IO Series 342 Class S7 02/15/45	5.572%	13,331,291	2,914,127
CMO IO Series 3453 Class W 12/15/32	6.865%	6,604,941	1,143,776
CMO IO Series 3630 Class AI 03/15/17	1.931%	214,374	636
CMO IO Series 3761 Class KS 06/15/40	5.462%	1,758,455	144,755
CMO IO Series 3913 Class SW 09/15/40	6.062%	5,103,288	756,005
CMO IO Series 4068 Class GI 09/15/36	2.094%	16,767,395	1,131,932
CMO IO Series 4094 Class SY 08/15/42	5.542%	17,542,086	3,725,111

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 4107 Class KS 06/15/38	1.925%	12,525,654	767,303
CMO IO Series 4174 Class SB 05/15/39	5.662%	24,507,875	3,491,113
CMO IO Series 4183 Class AS 04/15/39	5.612%	7,815,625	1,061,384
CMO IO Series 4223 Class DS 12/15/38	5.562%	5,075,759	680,770
CMO IO Series 4286 Class NS 12/15/43	5.362%	6,430,597	1,472,247
CMO IO Series 4594 Class SA 06/15/46	5.412%	15,042,730	3,363,445
CMO IO Series 4620 Class AS 11/15/42	1.851%	29,306,398	1,876,117
Federal Home Loan Mortgage Corp.(c) CMO IO Series 304 Class C69 12/15/42	4.000%	6,952,912	1,332,757
CMO IO Series 329 Class C5 06/15/43	3.500%	9,184,449	1,641,254
CMO IO Series 3786 Class PI 12/15/37	4.500%	3,270,571	156,413
CMO IO Series 3800 Class HI 01/15/40	4.500%	4,441,232	522,710
CMO IO Series 3807 Class NI 11/15/35	4.500%	6,947,787	207,098
CMO IO Series 4098 Class AI 05/15/39	3.500%	9,166,744	950,210
CMO IO Series 4120 Class AI 11/15/39	3.500%	10,204,941	1,184,170
CMO IO Series 4121 Class IA 01/15/41	3.500%	10,059,494	1,351,867
CMO IO Series 4122 Class JI 12/15/40	4.000%	7,968,817	921,139
CMO IO Series 4139 Class CI 05/15/42	3.500%	6,699,143	921,897
CMO IO Series 4147 Class CI 01/15/41	3.500%	11,617,180	1,621,268
CMO IO Series 4148 Class BI 02/15/41	4.000%	8,087,702	1,004,594
CMO IO Series 4177 Class IY 03/15/43	4.000%	15,061,693	3,221,190
CMO IO Series 4182 Class DI 05/15/39	3.500%	19,971,715	2,314,061
CMO IO Series 4213 Class DI 06/15/38	3.500%	14,311,299	1,523,132
CMO IO Series 4215 Class IL 07/15/41	3.500%	12,959,747	1,509,812
Federal Home Loan Mortgage Corp.(d)
12/13/46	3.000%	64,000,000	63,715,002
12/13/46	4.000%	9,500,000	9,995,966
Federal National Mortgage Association 03/01/17 - 10/01/37	6.500%	6,236,089	7,144,759
02/01/18	7.500%	297	299
11/01/22 - 09/01/36	6.000%	1,345,938	1,539,228
03/01/23 - 04/01/41	5.500%	9,255,686	10,615,123

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/25 - 06/01/44	4.500%	144,560,820	157,520,648
02/01/27 - 05/01/43	3.000%	113,575,463	114,510,800
05/01/27	2.500%	14,372,167	14,471,766
04/01/29 - 09/01/41	5.000%	55,601,842	61,659,642
10/01/31	9.500%	82,040	86,620
11/01/37	8.500%	34,259	39,051
11/01/40 - 08/01/45	4.000%	113,080,299	119,679,123
03/01/42 - 10/01/46	3.500%	246,128,374	253,668,829
Federal National Mortgage Association(b)(c)
CMO IO Series 2003-117 Class KS 08/25/33	6.516%	1,594,376	58,903
CMO IO Series 2005-74 Class NI 05/25/35	5.496%	21,006,779	2,928,641
CMO IO Series 2006-5 Class N1 08/25/34	0.000%	13,238,681	891
CMO IO Series 2006-5 Class N2 02/25/35	2.026%	52,660,642	1,458,452
CMO IO Series 2007-54 Class DI 06/25/37	5.516%	15,955,734	2,971,502
CMO IO Series 2011-94 Class GS 10/25/41	5.916%	27,175,865	4,730,054
CMO IO Series 2012-80 Class DS 06/25/39	6.066%	7,364,768	1,102,096
CMO IO Series 2013-107 Class SB 02/25/43	5.366%	30,210,373	7,137,031
CMO IO Series 2013-13 Class SA 03/25/43	5.566%	17,719,066	4,009,398
CMO IO Series 2013-97 Class SB 06/25/32	5.516%	11,459,232	1,361,185
CMO IO Series 2014-93 Class ES 01/25/45	5.566%	22,893,751	5,490,594
CMO IO Series 2016-25 Class SL 05/25/46	5.416%	32,930,768	8,031,920
CMO IO Series 2016-39 Class LS 07/25/46	5.416%	35,234,603	8,456,122
CMO IO Series 2016-4 Class BS 02/25/46	5.516%	15,309,974	3,589,601
CMO IO Series 2016-40 Class JS 07/25/46	5.416%	21,082,839	5,230,815
CMO IO Series 2016-42 Class SB 07/25/46	5.416%	41,028,355	9,910,567
CMO IO Series 2016-45 Class AS 07/25/46	5.416%	24,484,124	5,691,352
CMO IO Series 2016-49 Class LS 08/25/46	5.366%	14,723,697	3,356,121
CMO IO Series 2016-50 Class GS 08/25/46	5.366%	22,679,443	5,084,915
CMO IO Series 2016-53 Class KS 08/25/46	5.416%	32,522,554	7,798,310
CMO IO Series 2016-62 Class AS 09/25/46	1.901%	51,102,747	3,257,739
CMO IO Series 416 Class S1 11/25/42	5.516%	10,196,172	2,131,218

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c) CMO IO STRIPS Series 413 Class C39 04/25/41	4.500%	8,770,721	1,889,714
CMO IO STRIPS Series 417 Class C5 02/25/43	3.500%	7,673,941	1,511,377
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	32,388,156	4,483,518
CMO IO Series 2012-121 Class GI 08/25/39	3.500%	9,986,660	1,263,742
CMO IO Series 2012-129 Class IC 01/25/41	3.500%	14,474,145	2,222,640
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	6,186,199	728,421
CMO IO Series 2012-134 Class AI 07/25/40	3.500%	24,329,854	3,502,020
CMO IO Series 2012-144 Class HI 07/25/42	3.500%	6,004,242	783,934
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	12,512,442	1,157,735
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	6,499,662	1,255,206
CMO IO Series 2013-1 Class BI 02/25/40	3.500%	4,902,235	490,132
CMO IO Series 2013-16 Class IO 01/25/40	3.500%	16,158,049	2,129,744
CMO IO Series 2013-41 Class IY 05/25/40	3.500%	18,721,406	2,001,906
CMO IO Series 2013-6 Class MI 02/25/40	3.500%	14,412,347	2,024,007
CMO IO Series 417 Class C4 02/25/43	3.500%	21,320,436	4,635,813
Federal National Mortgage Association(d) 12/19/31	2.500%	115,000,000	115,503,125
12/19/31 - 12/13/46	3.000%	226,500,000	226,779,619
12/01/46	3.500%	21,151,858	21,826,733
12/13/46	4.000%	69,000,000	72,687,187
Federal National Mortgage Association(e) 09/01/40	4.000%	14,313,847	15,173,098
Government National Mortgage Association 03/15/30	7.000%	22,712	22,882
12/15/31 - 02/15/32	6.500%	216,779	247,584
12/15/32	6.000%	86,726	103,078
09/15/33 - 08/20/40	5.000%	18,586,136	20,600,872
Government National Mortgage Association(b)(c) CMO IO Series 2014-131 Class BS 09/16/44	5.658%	19,890,265	5,132,580
CMO IO Series 2015-144 Class SA
10/20/45	5.638%	19,920,195	4,880,912
CMO IO Series 2016-108 Class SN
08/20/46	5.518%	10,928,264	2,848,749
CMO IO Series 2016-146 Class NS
10/20/46	5.538%	12,826,452	3,371,474

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c) CMO IO Series 2012-121 Class PI 09/16/42	4.500%	9,828,541	1,847,487
CMO IO Series 2012-129 Class AI 08/20/37	3.000%	12,914,142	1,091,932
CMO IO Series 2012-38 Class MI 03/20/42	4.000%	22,188,016	4,232,588
CMO IO Series 2014-131 Class EI 09/16/39	4.000%	16,952,977	2,709,942
CMO IO Series 2015-175 Class AI 10/16/38	3.500%	33,725,103	4,956,211
Government National Mortgage Association(d)
12/21/46	3.000%	47,000,000	47,727,034
12/21/46	3.500%	61,500,000	64,032,072
Vendee Mortgage Trust(b)(c) CMO IO Series 1998-1 Class 2IO 03/15/28	0.330%	1,769,206	13,340
CMO IO Series 1998-3 Class IO 03/15/29	0.136%	2,141,293	2,575
Total Residential Mortgage-Backed Securities — Agency (Cost: $2,275,980,693)			2,245,924,912

Residential Mortgage-Backed Securities —
Non-Agency 11.8%

ASG Resecuritization Trust(b)(f) CMO Series 2013-2 Class 1A60 12/28/35	2.755%	1,410,294	1,407,085
CMO Series 2013-2 Class 2A70 11/28/35	2.859%	2,014,778	2,021,160
Angel Oak Mortgage Trust I LLC Series 2016-1 Class A1(f) 07/25/46	3.500%	19,243,851	19,004,963
Angel Oak Mortgage Trust LLC Series 2015-1(f) 11/25/45	4.500%	2,010,266	2,022,746
BCAP LLC Trust(b)(f) 07/26/36	3.080%	2,672,558	2,641,751
CMO Series 2014-RR3 Class 3A1 07/26/36	0.675%	1,497,158	1,456,674
Series 2012-RR10 Class 2A1 09/26/36	3.024%	3,580,508	3,586,032
BCAP LLC Trust(f) CMO Series 2010-RR12 Class 3A7 08/26/37	5.000%	457,425	458,288
Series 2013-RR1 Class 10A1 10/26/36	3.000%	2,712,835	2,720,406

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIA Trust Series 2016-RPL3 Class A1(f) 07/28/31	3.475%	8,139,808	8,110,569
Bayview Opportunity Master Fund IIIa Trust CMO Series 2016-RN3 Class A1(f)
09/28/31	3.598%	9,523,892	9,524,375
Bayview Opportunity Master Fund Trust CMO Series 2016-LT1 Class A1(f) 10/28/31	3.475%	4,910,071	4,897,977
Bellemeade Re II Ltd. CMO Series 2016-1A Class M2A(b)(f) 04/25/26	5.092%	5,000,000	5,032,696
CIM Trust CMO Series 2015-3AG Class A2(b)(f)
10/25/57	4.117%	5,000,000	5,152,038
COLT LLC CMO Series 15-1 Class A1V(b)(f) 12/26/45	3.592%	2,630,325	2,610,921
COLT Mortgage Loan Trust(b)(f) CMO Series 2016-2 Class A2 09/25/46	3.250%	8,770,239	8,817,824
COLT Mortgage Loan Trust(f) CMO Series 2016-1 Class A2 05/25/46	3.500%	9,614,780	9,698,910
CSMC Trust CMO Series 2015-RPL1 Class A2(b)(f) 02/25/57	4.682%	7,000,000	6,826,938
Citigroup Mortgage Loan Trust, Inc.(b)(f) CMO Series 2009-11 Class 1A2 02/25/37	2.999%	710,201	593,727
CMO Series 2009-9 Class 1A3 04/25/34	3.183%	2,489,441	2,242,599
CMO Series 2010-7 Class 3A4 12/25/35	5.542%	3,000,000	3,025,253
CMO Series 2014-A Class B2 01/25/35	5.457%	2,386,282	2,441,936
CMO Series 2014-C Class A 02/25/54	3.250%	1,293,643	1,241,372
CMO Series 2015-A Class B3 06/25/58	4.500%	3,415,595	3,194,420
Citigroup Mortgage Loan Trust, Inc.(f) CMO Series 2015-RP2 Class B2 01/25/53	4.250%	5,772,451	5,571,004
Credit Suisse Mortgage Capital Certificates(b)(f) 04/27/37	5.941%	2,410,476	2,403,620
CMO Series 2012-6R Class 1A1 11/26/37	3.157%	6,366,272	6,377,934
CMO Series 2013-2R Class 1A5 05/27/36	3.035%	5,818,000	5,688,324

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	5,772,741	5,851,407
CMO Series 2014-RPL4 Class A2 08/25/62	4.788%	8,250,000	7,993,427
Credit Suisse Mortgage Capital Certificates(b)(f)(g) Series 2012-11 Class 3A2 06/29/47	1.617%	5,830,335	5,287,682
Credit Suisse Mortgage Capital Certificates(f) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	4,490,461	4,466,892
CMO Series 2010-9R Class 2A5 02/27/38	4.000%	1,506,500	1,459,439
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	1,666,396	1,661,016
Credit Suisse Securities (USA) LLC(b)(f) CMO Series 2014-RPL1 Class A1 02/25/54	3.250%	13,272,700	13,197,904
Credit Suisse Securities (USA) LLC(f)
CMO Series 2014-5R Class 5A2 07/27/37	3.250%	1,989,046	1,894,392
CMO Series 2014-RPL1 Class A3
02/25/54	4.158%	5,500,000	5,459,556
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 04/25/33	5.500%	259,495	261,765
Jefferies Resecuritization Trust(f) CMO Series 2010-R4 Class 2A2 10/26/35	5.500%	688,942	689,103
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	1,034,470	1,034,095
Mill City Mortgage Trust(b)(f) CMO Series 2015-1 Class M3 06/25/56	3.206%	10,604,000	9,795,236
Series 2015-1 Class M1 06/25/56	3.206%	10,000,000	9,548,587
Series 2015-2 Class M2 09/25/57	3.537%	5,778,000	5,396,024
NRPL Trust(b)(f) Series 2014-1A Class A1
04/25/54	3.250%	3,859,029	3,910,494
NRPL Trust(f) Series 2013-1A Class A 08/25/57	4.000%	7,431,670	7,395,255
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(b)(c)(f) 01/25/54	2.279%	43,161,395	2,463,898
Pretium Mortgage Credit Partners I LLC CMO Series 2016-NPL6 Class A1(f) 10/27/31	3.500%	5,950,530	5,955,080
Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(b)(f) CMO Series 2009-12 Class 9A1 03/25/36	3.014%	826,244	821,039
CMO Series 2012-1 Class 5A2 12/27/35	3.550%	5,534,879	4,922,466
RBSSP Resecuritization Trust(f) CMO Series 2012-5 Class 2A1 07/26/36	5.750%	3,600,820	3,722,564
SGR Residential Mortgage Trust CMO Series 2016-1 Class A1(f) 11/25/46	3.750%	9,084,670	9,079,382
VML LLC CMO Series 2014-NPL1 Class A1(f) 04/27/54	3.875%	1,311,302	1,305,586
Vericrest Opportunity Loan Transferee LI LLC Series 2016-NP11 Class A1(f) 10/25/46	3.500%	6,952,254	6,953,382
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1(b)(f) 04/25/46	4.250%	5,390,577	5,450,894
Vericrest Opportunity Loan Transferee XXXV LLC CMO Series 2016-NPL9 Class A1(f) 09/25/46	3.500%	9,767,320	9,759,638
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $262,558,737)			264,507,745

Commercial Mortgage-Backed Securities —
Agency 0.7%

Federal National Mortgage Association 10/01/19	4.420%	3,953,562	4,203,600
10/01/19	4.430%	4,496,592	4,782,387
01/01/20	4.570%	1,010,647	1,083,085
01/01/20	4.600%	1,666,060	1,787,017
05/01/24	5.030%	3,269,408	3,679,316
Total Commercial Mortgage-Backed Securities — Agency (Cost: $14,355,253)			15,535,405

Commercial Mortgage-Backed Securities —
Non-Agency 4.4%

1211 Avenue of the Americas Trust Subordinated, Series 2015-1211 Class C(b)(f) 08/10/35	4.280%	4,400,000	4,543,003
American Homes 4 Rent(b)(f) Series 2014-SFR1 Class E 06/17/31	3.039%	7,250,000	7,179,279

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent(f) Series 2015-SFR1 Class F 04/17/52	5.885%	1,500,000	1,467,204
B2R Mortgage Trust Series 2015-2 Class D(b)(f) 11/15/48	5.667%	5,000,000	4,741,338
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(f) 07/05/33	4.847%	6,500,000	6,394,263
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(b)(f) 09/15/26	4.038%	6,928,000	6,933,335
Hilton USA Trust(b)(f) Series 2016-HHV Class F 11/05/38	4.194%	23,000,000	17,806,667
Hilton USA Trust(f) Subordinated, Series 2016-SFP Class E 11/05/35	5.519%	5,000,000	4,821,486
Invitation Homes Trust Series 2015-SFR3 Class E(b)(f) 08/17/32	4.289%	3,500,000	3,511,995
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMA(b)(f) 08/15/45	5.988%	20,000,000	20,161,940
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(b)(c) 12/15/30	1.083%	205,475	1,337
ORES NPL LLC(f) Series 2014-LV3 Class A 03/27/24	3.000%	23,315	23,315
Series 2014-LV3 Class B 03/27/24	6.000%	4,800,000	4,800,000
Rialto Capital Management LLC Series 2014-LT5 Class B(f) 05/15/24	5.000%	7,412,000	7,406,877
Rialto Real Estate Fund LP Series 2014-LT5 Class A(f) 05/15/24	2.850%	528,159	527,147
VFC LLC(f) Series 2014-2 Class B 07/20/30	5.500%	1,906,994	1,902,238
Subordinated, Series 2015-3 Class B 12/20/31	4.750%	5,167,566	5,167,566
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $97,632,389)			97,388,990

Asset-Backed Securities — Non-Agency 6.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A Voce CLO Ltd. Series 2014-1A Class C(b)(f) 07/15/26	4.380%	3,000,000	2,824,836
ALM XIX Ltd. Series 2016-19A Class B(b)(f) 07/15/28	3.634%	4,000,000	4,045,972
Apidos CDO XVII Series 2014-17A Class A2A(b)(f) 04/17/26	2.930%	6,500,000	6,499,909
Apidos CLO XXII Series 2015-22A Class D(b)(f) 10/20/27	6.881%	4,000,000	3,681,896
Ares CLO Ltd. Series 2014-1A Class B(b)(f) 04/17/26	3.680%	3,250,000	3,250,705
Ballyrock CLO LLC Series 2014-1A Class A1(b)(f) 10/20/26	2.361%	10,000,000	10,009,650
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class C(b)(f) 04/20/27	5.781%	3,000,000	3,032,694
Carlyle Global Market Strategies CLO Series 2013-1A Class B(b)(f) 02/14/25	4.002%	6,300,000	6,308,045
Conn's Receivables Funding LLC(f) Series 2015-A Class A 09/15/20	4.565%	1,666,427	1,667,578
Series 2016-A Class A 04/16/18	4.680%	5,337,360	5,349,631
Series 2016-B Class A 10/15/18	3.730%	7,813,600	7,831,561
Series 2016-B Class B 03/15/19	7.340%	7,500,000	7,546,920
Subordinated, Series 2016-A Class B 08/15/18	8.960%	4,500,000	4,557,823
Dryden 33 Senior Loan Fund Series 2014-33A Class ER(b)(f)(g) 10/15/28	8.420%	10,000,000	9,525,000
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B(b)(f) 04/25/25	2.632%	8,000,000	7,971,128
Madison Park Funding Ltd.(b)(f) 10/21/26	3.881%	7,000,000	7,035,462
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A(b)(f) 04/20/26	3.081%	13,000,000	13,005,447
Nomad CLO Ltd. Series 2013-1A Class B(b)(f) 01/15/25	3.830%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VIII Ltd. Series 2013-8A Class B(b)(f) 04/20/25	2.531%	4,500,000	4,463,883
OZLM XIV Ltd. Series 2015-14A Class C(b)(f) 01/15/29	5.230%	6,000,000	6,019,404
Octagon Investment Partners 27 Ltd. Series 2016-1A Class C(b)(f) 07/15/27	3.662%	7,500,000	7,566,195
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class D(b)(f) 04/15/27	5.830%	6,000,000	6,060,852
SoFi Professional Loan Program LLC(f)(g)(h) Series 2015-D Class RC 10/26/37	0.000%	6	4,388,659
SoFi Professional Loan Program LLC(f)(h) Series 2016-A Class RPO 01/25/38	0.000%	7	4,879,738
Series 2016-B Class RC 04/25/37	0.000%	6	3,524,310
Total Asset-Backed Securities — Non-Agency (Cost: $147,767,046)			151,047,298
Repurchase Agreements 2.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC dated 11/30/2016 matures 12/1/2016 repurchase price $60,000,467 (collateralized by U.S. Treasury Securities — total market value of $61,200,032) 12/01/16	0.280%	60,000,000	60,000,000
Total Repurchase Agreements (Cost: $60,000,000)			60,000,000
Options Purchased Puts 0.9%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(i)	300,000,000	1.50	08/25/17	8,950,170
Put — OTC 5-Year Interest Rate Swap(i)	50,000,000	2.00	12/02/16	960

Options Purchased Puts (continued)

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(i)	100,000,000	2.00	12/12/16	58,620
Put — OTC 5-Year Interest Rate Swap(i)	400,000,000	2.00	07/16/18	10,753,400
Put — OTC 5-Year Interest Rate Swap(i)	100,000,000	3.00	05/17/17	82,710
Put — OTC 5-Year Interest Rate Swap(i)	130,000,000	3.25	08/18/17	178,555
Put — OTC 5-Year Interest Rate Swap(i)	150,000,000	2.75	05/31/17	287,025
Put — OTC 5-Year Interest Rate Swap(i)	50,000,000	4.00	08/17/17	13,750
Total Options Purchased Puts (Cost: $22,155,750)				20,325,190
Money Market Funds 0.4%

	Shares	Value
Columbia Short-Term Cash Fund, 0.480%(k)(l)	9,968,151	9,969,148
Total Money Market Funds (Cost: $9,968,151)		9,969,148
Total Investments (Cost: $2,890,418,019)		2,864,698,688
Other Assets & Liabilities, Net		(623,026,833)
Net Assets		2,241,671,855

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

At November 30, 2016, securities and cash totaling $13,747,522 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	846	USD	105,340,219	03/2017	—	(134,056)
U.S. Treasury 5-Year Note	1,315	USD	154,964,531	03/2017	—	(297,073)
Total			260,304,750		—	(431,129)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(20)	USD	(3,025,625)	03/2017	10,959	—

Open Options Contracts Written at November 30, 2016

Issuer	Puts/Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(j)	Put	USD	(175,000,000)	2.00	(980,000)	02/21/2017	(957,180)

Cleared Credit Default Swap Contracts Outstanding at November 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	22,000,000	—	(461,478)

Credit Default Swap Contracts Outstanding at November 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(7,500,000)	(589,162)	(688,739)	3,750	103,327	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(8,500,000)	(625,547)	(617,692)	4,250	—	(3,605)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at November 30, 2016

Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(9,000,000)	(706,994)	(830,362)	4,500	127,868	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(4,050,000)	(298,055)	(247,651)	2,025	—	(48,379)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(6,000,000)	(471,329)	(707,877)	2,999	239,547	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(9,400,000)	(738,416)	(1,189,045)	4,700	455,329	—
Total								(4,281,366)		926,071	(51,984)

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2016:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association
12/13/46 3.500%	25,000,000	12/13/16	25,238,984	25,161,309

(b)  Variable rate security.

(c)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(f)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At November 30, 2016, the value of these securities amounted to $512,680,931 or 22.87% of net assets.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $19,201,341, which represents 0.86% of net assets.

(h)  Zero coupon bond.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(i)  Purchased swaption contracts outstanding at November 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	50,000,000	700,000	960
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 3.250%	3.250	08/22/2022	130,000,000	3,438,500	178,555
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	100,000,000	1,357,500	58,620
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	400,000,000	4,040,000	10,753,400
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/25/2023	300,000,000	3,112,500	8,950,170
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Fixed rate of 2.750%	2.750	06/02/2022	150,000,000	4,890,000	287,025
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Fixed rate of 4.000%	4.000	08/19/2022	50,000,000	1,101,250	13,750
Put — OTC 5-Year Interest Rate Swap	Morgan Stanley International	3-Month USD LIBOR BBA	Fixed rate of 3.000%	3.000	05/19/2022	100,000,000	3,516,000	82,710
Total							22,155,750	20,325,190

(j)  Written Swaption Contracts Outstanding at November 30, 2016

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Morgan Stanley	Fixed rate of 2.000%	3-Month USD LIBOR BBA	2.000	02/23/2022	(175,000,000)	(980,000)	(957,180)

(k)  The rate shown is the seven-day current annualized yield at November 30, 2016.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,082,052	389,495,560	(404,609,449)	(12)	9,968,151	31,143	9,969,148

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities — Agency	—	2,245,924,912	—	2,245,924,912
Residential Mortgage-Backed Securities — Non-Agency	—	233,046,516	31,461,229	264,507,745
Commercial Mortgage-Backed Securities — Agency	—	15,535,405	—	15,535,405
Commercial Mortgage-Backed Securities — Non-Agency	—	97,388,990	—	97,388,990
Asset-Backed Securities — Non-Agency	—	128,729,591	22,317,707	151,047,298
Repurchase Agreements	—	60,000,000	—	60,000,000
Options Purchased Puts	—	20,325,190	—	20,325,190
Investments measured at net asset value
Money Market Funds	—	—	—	9,969,148
Total Investments	—	2,800,950,604	53,778,936	2,864,698,688
Forward Sale Commitments	—	(25,161,309)	—	(25,161,309)
Derivatives
Assets
Futures Contracts	10,959	—	—	10,959
Swap Contracts	—	926,071	—	926,071
Liabilities
Futures Contracts	(431,129)	—	—	(431,129)
Options Contracts Written	(957,180)	—	—	(957,180)
Swap Contracts	—	(513,462)	—	(513,462)
Total	(1,377,350)	2,776,201,904	53,778,936	2,838,572,638

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2016	48,671,168	22,120,002	70,791,170
Increase (decrease) in accrued discounts/premiums	311,166	268	311,434
Realized gain (loss)	550,280	—	550,280
Change in unrealized appreciation (depreciation)(a)	112,177	2,104,397	2,216,574
Sales	(29,752,645)	—	(29,752,645)
Purchases	21,487,253	9,593,040	31,080,293
Transfers out of Level 3	(9,918,170)	(11,500,000)	(21,418,170)
Balance as of November 30, 2016	31,461,229	22,317,707	53,778,936

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2016 was $2,325,616, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $221,219 and Asset-Backed Securities — Non-Agency of $2,104,397.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage and Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
21,418,170	—	—	21,418,170

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,798,294,118)	$2,774,404,350
Affiliated issuers (identified cost $9,968,151)	9,969,148
Options purchased (identified cost $22,155,750)	20,325,190
Repurchase agreements (identified cost $60,000,000)	60,000,000
Total investments (identified cost $2,890,418,019)	2,864,698,688
Cash	259,156
Cash collateral held at broker	10,252,000
Margin deposits	882,288
Unrealized appreciation on swap contracts	926,071
Receivable for:
Investments sold	67,511,234
Investments sold on a delayed delivery basis	26,099,125
Capital shares sold	14,930,243
Dividends	2,086
Interest	9,523,815
Variation margin	30,000
Expense reimbursement due from Investment Manager	439
Prepaid expenses	7,271
Trustees' deferred compensation plan	70,418
Other assets	16,998
Total assets	2,995,209,832
Liabilities
Option contracts written, at value (premiums received $980,000)	957,180
Forward sale commitments, at value (proceeds receivable $25,238,984)	25,161,309
Unrealized depreciation on swap contracts	51,984
Premiums received on outstanding swap contracts	4,281,366
Payable for:
Investments purchased	41,300,510
Investments purchased on a delayed delivery basis	662,723,875
Capital shares purchased	2,703,120
Dividend distributions to shareholders	14,824,473
Interest on forward sale commitments	75,250
Variation margin	937,086
Management services fees	29,850
Distribution and/or service fees	6,117
Transfer agent fees	192,345
Plan administration fees	147
Compensation of board members	126,509
Chief compliance officer expenses	167
Other expenses	96,271
Trustees' deferred compensation plan	70,418
Total liabilities	753,537,977
Net assets applicable to outstanding capital stock	$2,241,671,855

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Represented by
Paid-in capital	$2,302,391,727
Excess of distributions over net investment income	(3,321,232)
Accumulated net realized loss	(31,772,243)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(23,889,768)
Investments — affiliated issuers	997
Forward sale commitments	77,675
Futures contracts	(420,170)
Options purchased	(1,830,560)
Options contracts written	22,820
Swap contracts	412,609
Total — representing net assets applicable to outstanding capital stock	$2,241,671,855
Class A
Net assets	$676,282,798
Shares outstanding	125,196,630
Net asset value per share	$5.40
Maximum offering price per share(a)	$5.57
Class B
Net assets	$720,729
Shares outstanding	133,361
Net asset value per share	$5.40
Class C
Net assets	$52,533,394
Shares outstanding	9,710,336
Net asset value per share	$5.41
Class I
Net assets	$795,634,169
Shares outstanding	147,380,067
Net asset value per share	$5.40
Class K
Net assets	$663,379
Shares outstanding	123,096
Net asset value per share	$5.39
Class R
Net assets	$44,115
Shares outstanding	8,176
Net asset value per share	$5.40
Class R4
Net assets	$65,541,188
Shares outstanding	12,142,165
Net asset value per share	$5.40

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class R5
Net assets	$26,301,945
Shares outstanding	4,871,748
Net asset value per share	$5.40
Class W
Net assets	$3,003,617
Shares outstanding	554,843
Net asset value per share	$5.41
Class Y
Net assets	$57,391,717
Shares outstanding	10,681,799
Net asset value per share	$5.37
Class Z
Net assets	$563,554,804
Shares outstanding	104,409,866
Net asset value per share	$5.40

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$31,143
Interest	33,947,455
Total income	33,978,598
Expenses:
Management services fees	5,505,048
Distribution and/or service fees
Class A	851,050
Class B	4,054
Class C	256,217
Class R	85
Class W	4,365
Transfer agent fees
Class A	575,202
Class B	688
Class C	43,238
Class K	161
Class R	28
Class R4	52,051
Class R5	6,147
Class W	2,955
Class Z	493,919
Plan administration fees
Class K	801
Compensation of board members	23,812
Custodian fees	23,201
Printing and postage fees	66,983
Registration fees	101,277
Audit fees	20,784
Legal fees	15,037
Chief compliance officer expenses	167
Other	28,442
Total expenses	8,075,712
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(237,734)
Expense reductions	(4,493)
Total net expenses	7,833,485
Net investment income	26,145,113
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,180,635
Investments — affiliated issuers	(12)
Futures contracts	(4,180,700)
Options purchased	(3,391,500)
Options contracts written	2,805,000
Swap contracts	(5,863,347)
Net realized loss	(3,449,924)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(36,472,366)
Investments — affiliated issuers	997
Forward sale commitments	77,675
Futures contracts	(657,974)
Options purchased	15,753,833
Options contracts written	(2,249,720)
Swap contracts	3,615,898
Net change in unrealized depreciation	(19,931,657)
Net realized and unrealized loss	(23,381,581)
Net increase in net assets resulting from operations	$2,763,532

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016(a)
Operations
Net investment income	$26,145,113	$51,450,566
Net realized gain (loss)	(3,449,924)	161,607
Net change in unrealized depreciation	(19,931,657)	(20,099,568)
Net increase in net assets resulting from operations	2,763,532	31,512,605
Distributions to shareholders
Net investment income
Class A	(6,694,759)	(15,078,133)
Class B	(4,914)	(20,995)
Class C	(310,654)	(673,592)
Class I	(9,564,893)	(21,322,586)
Class K	(6,640)	(14,305)
Class R	(293)	(46)
Class R4	(684,876)	(949,842)
Class R5	(284,824)	(531,698)
Class W	(34,396)	(415,717)
Class Y	(639,114)	(308,995)
Class Z	(6,483,282)	(12,207,516)
Net realized gains
Class A	(3,226,429)	(1,897,819)
Class B	(3,439)	(3,612)
Class C	(250,671)	(118,500)
Class I	(3,791,333)	(2,282,246)
Class K	(3,168)	(1,688)
Class R	(211)	—
Class R4	(312,218)	(108,362)
Class R5	(125,525)	(46,988)
Class W	(14,495)	(39,707)
Class Y	(273,873)	(16,822)
Class Z	(2,694,538)	(1,322,277)
Total distributions to shareholders	(35,404,545)	(57,361,446)
Increase in net assets from capital stock activity	141,081,653	225,118,810
Total increase in net assets	108,440,640	199,269,969
Net assets at beginning of period	2,133,231,215	1,933,961,246
Net assets at end of period	$2,241,671,855	$2,133,231,215
Excess of distributions over net investment income	$(3,321,232)	$(4,757,700)

(a) Class R shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	22,434,587	123,780,735	53,299,478	291,945,458
Distributions reinvested	1,489,637	8,148,131	2,598,437	14,209,051
Redemptions	(21,138,617)	(116,438,352)	(37,141,561)	(203,124,678)
Net increase	2,785,607	15,490,514	18,756,354	103,029,831
Class B shares
Subscriptions	18,608	102,808	40,552	222,975
Distributions reinvested	1,259	6,878	3,369	18,452
Redemptions(b)	(50,648)	(279,293)	(198,392)	(1,087,152)
Net decrease	(30,781)	(169,607)	(154,471)	(845,725)
Class C shares
Subscriptions	2,022,738	11,171,501	3,815,848	20,908,379
Distributions reinvested	90,718	495,814	120,462	659,761
Redemptions	(1,048,015)	(5,772,447)	(1,917,926)	(10,525,186)
Net increase	1,065,441	5,894,868	2,018,384	11,042,954
Class I shares
Subscriptions	16,901,986	93,048,976	28,528,711	156,566,244
Distributions reinvested	2,441,203	13,356,056	4,316,314	23,604,514
Redemptions	(7,524,631)	(41,568,240)	(41,850,603)	(229,161,270)
Net increase (decrease)	11,818,558	64,836,792	(9,005,578)	(48,990,512)
Class K shares
Subscriptions	8,805	48,080	16,138	88,242
Distributions reinvested	1,769	9,654	2,878	15,708
Redemptions	(817)	(4,442)	(2,699)	(14,748)
Net increase	9,757	53,292	16,317	89,202
Class R shares
Subscriptions	6,893	38,034	1,842	10,000
Distributions reinvested	68	369	—	—
Redemptions	(627)	(3,460)	—	—
Net increase	6,334	34,943	1,842	10,000
Class R4 shares
Subscriptions	3,861,961	21,265,622	7,840,409	42,873,067
Distributions reinvested	154,613	845,261	148,609	811,402
Redemptions	(1,347,755)	(7,429,662)	(2,371,774)	(12,952,777)
Net increase	2,668,819	14,681,221	5,617,244	30,731,692

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	1,261,836	6,929,372	4,932,556	27,050,716
Distributions reinvested	74,991	410,086	105,810	578,686
Redemptions	(623,726)	(3,437,712)	(3,028,583)	(16,579,758)
Net increase	713,101	3,901,746	2,009,783	11,049,644
Class W shares
Subscriptions	44,801	247,587	551,656	3,025,658
Distributions reinvested	8,889	48,743	82,851	455,149
Redemptions	(151,197)	(830,112)	(6,153,814)	(33,835,293)
Net decrease	(97,507)	(533,782)	(5,519,307)	(30,354,486)
Class Y shares
Subscriptions	2,517,142	13,821,363	8,965,593	48,678,632
Distributions reinvested	167,738	912,820	59,858	325,505
Redemptions	(841,201)	(4,616,638)	(409,568)	(2,229,132)
Net increase	1,843,679	10,117,545	8,615,883	46,775,005
Class Z shares
Subscriptions	27,846,950	153,470,996	52,773,919	288,029,897
Distributions reinvested	945,365	5,171,387	1,434,875	7,842,705
Redemptions	(23,978,882)	(131,868,262)	(35,344,752)	(193,291,397)
Net increase	4,813,433	26,774,121	18,864,042	102,581,205
Total net increase	25,596,441	141,081,653	41,220,493	225,118,810

(a) Class R shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$5.48		$5.55		$5.48		$5.56		$5.63		$5.46
Income from investment operations:
Net investment income	0.06		0.13		0.13		0.12		0.10		0.16
Net realized and unrealized gain (loss)	(0.06)		(0.05)		0.08		(0.01)		0.08		0.19
Total from investment operations	—		0.08		0.21		0.11		0.18		0.35
Less distributions to shareholders:
Net investment income	(0.05)		(0.13)		(0.14)		(0.17)		(0.14)		(0.16)
Net realized gains	(0.03)		(0.02)		—		(0.02)		(0.11)		(0.02)
Total distributions to shareholders	(0.08)		(0.15)		(0.14)		(0.19)		(0.25)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$5.40		$5.48		$5.55		$5.48		$5.56		$5.63
Total return	(0.01%)		1.45%		3.80%		2.13%		3.28%		6.55%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.97%		0.97%		0.95%		0.94%		0.92%
Total net expenses(d)	0.90	%(c)(e)	0.89	%(e)	0.87	%(e)	0.86	%(e)	0.86	%(e)	0.85	%(e)
Net investment income	2.08	%(c)	2.39%		2.34%		2.23%		1.81%		2.83%
Supplemental data
Net assets, end of period (in thousands)	$676,283		$670,575		$575,613		$560,484		$729,893		$616,112
Portfolio turnover	165%		328%		358%		413%		576%		545%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$5.48		$5.56		$5.48		$5.57		$5.64		$5.47
Income from investment operations:
Net investment income	0.04		0.09		0.09		0.08		0.06		0.12
Net realized and unrealized gain (loss)	(0.06)		(0.06)		0.09		(0.02)		0.08		0.19
Total from investment operations	(0.02)		0.03		0.18		0.06		0.14		0.31
Less distributions to shareholders:
Net investment income	(0.03)		(0.09)		(0.10)		(0.13)		(0.10)		(0.12)
Net realized gains	(0.03)		(0.02)		—		(0.02)		(0.11)		(0.02)
Total distributions to shareholders	(0.06)		(0.11)		(0.10)		(0.15)		(0.21)		(0.14)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$5.40		$5.48		$5.56		$5.48		$5.57		$5.64
Total return	(0.38%)		0.50%		3.23%		1.19%		2.51%		5.73%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.72%		1.71%		1.70%		1.68%		1.68%
Total net expenses(d)	1.65	%(c)(e)	1.64	%(e)	1.62	%(e)	1.61	%(e)	1.61	%(e)	1.60	%(e)
Net investment income	1.32	%(c)	1.64%		1.56%		1.47%		1.07%		2.09%
Supplemental data
Net assets, end of period (in thousands)	$721		$900		$1,770		$2,806		$5,775		$8,495
Portfolio turnover	165%		328%		358%		413%		576%		545%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$5.49		$5.56		$5.49		$5.57		$5.64		$5.47
Income from investment operations:
Net investment income	0.04		0.09		0.09		0.08		0.06		0.11
Net realized and unrealized gain (loss)	(0.06)		(0.05)		0.08		(0.01)		0.08		0.20
Total from investment operations	(0.02)		0.04		0.17		0.07		0.14		0.31
Less distributions to shareholders:
Net investment income	(0.03)		(0.09)		(0.10)		(0.13)		(0.10)		(0.12)
Net realized gains	(0.03)		(0.02)		—		(0.02)		(0.11)		(0.02)
Total distributions to shareholders	(0.06)		(0.11)		(0.10)		(0.15)		(0.21)		(0.14)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$5.41		$5.49		$5.56		$5.49		$5.57		$5.64
Total return	(0.38%)		0.68%		3.04%		1.37%		2.50%		5.73%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.72%		1.71%		1.70%		1.69%		1.67%
Total net expenses(d)	1.65	%(c)(e)	1.64	%(e)	1.62	%(e)	1.61	%(e)	1.61	%(e)	1.60	%(e)
Net investment income	1.33	%(c)	1.63%		1.58%		1.49%		1.00%		2.03%
Supplemental data
Net assets, end of period (in thousands)	$52,533		$47,429		$36,855		$38,790		$68,017		$32,691
Portfolio turnover	165%		328%		358%		413%		576%		545%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$5.47		$5.55	$5.48	$5.56	$5.63	$5.46
Income from investment operations:
Net investment income	0.07		0.15	0.15	0.14	0.12	0.17
Net realized and unrealized gain (loss)	(0.05)		(0.06)	0.08	(0.01)	0.08	0.20
Total from investment operations	0.02		0.09	0.23	0.13	0.20	0.37
Less distributions to shareholders:
Net investment income	(0.06)		(0.15)	(0.16)	(0.19)	(0.16)	(0.18)
Net realized gains	(0.03)		(0.02)	—	(0.02)	(0.11)	(0.02)
Total distributions to shareholders	(0.09)		(0.17)	(0.16)	(0.21)	(0.27)	(0.20)
Proceeds from regulatory settlements	—		—	—	—	—	0.00 (a)
Net asset value, end of period	$5.40		$5.47	$5.55	$5.48	$5.56	$5.63
Total return	0.37%		1.66%	4.21%	2.52%	3.65%	6.90%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)	0.51%	0.51%	0.51%	0.51%	0.52%
Total net expenses(d)	0.50	%(c)	0.49%	0.49%	0.49%	0.50%	0.52%
Net investment income	2.50	%(c)	2.79%	2.71%	2.60%	2.17%	3.12%
Supplemental data
Net assets, end of period (in thousands)	$795,634		$742,193	$802,326	$785,350	$789,766	$739,181
Portfolio turnover	165%		328%	358%	413%	576%	545%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$5.47		$5.54	$5.47	$5.55	$5.62	$5.46
Income from investment operations:
Net investment income	0.06		0.14	0.14	0.13	0.11	0.16
Net realized and unrealized gain (loss)	(0.06)		(0.06)	0.07	(0.01)	0.08	0.18
Total from investment operations	—		0.08	0.21	0.12	0.19	0.34
Less distributions to shareholders:
Net investment income	(0.05)		(0.13)	(0.14)	(0.18)	(0.15)	(0.16)
Net realized gains	(0.03)		(0.02)	—	(0.02)	(0.11)	(0.02)
Total distributions to shareholders	(0.08)		(0.15)	(0.14)	(0.20)	(0.26)	(0.18)
Proceeds from regulatory settlements	—		—	—	—	—	0.00 (a)
Net asset value, end of period	$5.39		$5.47	$5.54	$5.47	$5.55	$5.62
Total return	0.04%		1.55%	3.89%	2.20%	3.33%	6.41%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.82%	0.82%	0.81%	0.81%	0.82%
Total net expenses(d)	0.80	%(c)	0.79%	0.80%	0.79%	0.80%	0.80%
Net investment income	2.19	%(c)	2.49%	2.50%	2.32%	1.88%	2.87%
Supplemental data
Net assets, end of period (in thousands)	$663		$619	$538	$84	$83	$80
Portfolio turnover	165%		328%	358%	413%	576%	545%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016(a)
Per share data
Net asset value, beginning of period	$5.47		$5.43
Income from investment operations:
Net investment income	0.05		0.03
Net realized and unrealized gain (loss)	(0.05)		0.03	(b)
Total from investment operations	—		0.06
Less distributions to shareholders:
Net investment income	(0.04)		(0.02)
Net realized gains	(0.03)		—
Total distributions to shareholders	(0.07)		(0.02)
Net asset value, end of period	$5.40		$5.47
Total return	0.05%		1.20%
Ratios to average net assets(c)
Total gross expenses	1.18	%(d)	1.20	%(d)
Total net expenses(e)	1.15	%(d)(f)	1.15	%(d)
Net investment income	1.82	%(d)	1.95	%(d)
Supplemental data
Net assets, end of period (in thousands)	$44		$10
Portfolio turnover	165%		328%

Notes to Financial Highlights

(a)  Based on operations from March 1, 2016 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.47		$5.55		$5.48		$5.56		$5.76
Income from investment operations:
Net investment income	0.06		0.14		0.15		0.14		0.06
Net realized and unrealized gain (loss)	(0.04)		(0.06)		0.07		(0.01)		(0.06	)(b)
Total from investment operations	0.02		0.08		0.22		0.13		—
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.15)		(0.19)		(0.09)
Net realized gains	(0.03)		(0.02)		—		(0.02)		(0.11)
Total distributions to shareholders	(0.09)		(0.16)		(0.15)		(0.21)		(0.20)
Net asset value, end of period	$5.40		$5.47		$5.55		$5.48		$5.56
Total return	0.30%		1.51%		4.07%		2.40%		(0.01%)
Ratios to average net assets(c)
Total gross expenses	0.68	%(d)	0.72%		0.72%		0.70%		0.73	%(d)
Total net expenses(e)	0.65	%(d)(f)	0.65	%(f)	0.63	%(f)	0.61	%(f)	0.61	%(d)
Net investment income	2.34	%(d)	2.64%		2.67%		2.54%		2.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$65,541		$51,857		$21,401		$12,510		$181
Portfolio turnover	165%		328%		358%		413%		576%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.48		$5.55	$5.48	$5.56	$5.76
Income from investment operations:
Net investment income	0.07		0.15	0.15	0.14	0.07
Net realized and unrealized gain (loss)	(0.06)		(0.05)	0.07	(0.01)	(0.07	)(b)
Total from investment operations	0.01		0.10	0.22	0.13	—
Less distributions to shareholders:
Net investment income	(0.06)		(0.15)	(0.15)	(0.19)	(0.09)
Net realized gains	(0.03)		(0.02)	—	(0.02)	(0.11)
Total distributions to shareholders	(0.09)		(0.17)	(0.15)	(0.21)	(0.20)
Net asset value, end of period	$5.40		$5.48	$5.55	$5.48	$5.56
Total return	0.16%		1.82%	4.15%	2.47%	0.04%
Ratios to average net assets(c)
Total gross expenses	0.56	%(d)	0.57%	0.57%	0.57%	0.57	%(d)
Total net expenses(e)	0.55	%(d)	0.54%	0.54%	0.53%	0.55	%(d)
Net investment income	2.44	%(d)	2.74%	2.71%	2.62%	2.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$26,302		$22,770	$11,921	$5,539	$506
Portfolio turnover	165%		328%	358%	413%	576%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.49		$5.56		$5.49		$5.58		$5.65
Income from investment operations:
Net investment income	0.06		0.14		0.13		0.12		0.09
Net realized and unrealized gain (loss)	(0.06)		(0.06)		0.08		(0.02)		0.09
Total from investment operations	—		0.08		0.21		0.10		0.18
Less distributions to shareholders:
Net investment income	(0.05)		(0.13)		(0.14)		(0.17)		(0.14)
Net realized gains	(0.03)		(0.02)		—		(0.02)		(0.11)
Total distributions to shareholders	(0.08)		(0.15)		(0.14)		(0.19)		(0.25)
Net asset value, end of period	$5.41		$5.49		$5.56		$5.49		$5.58
Total return	(0.01%)		1.46%		3.80%		1.94%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.98%		0.98%		0.95%		0.94	%(c)
Total net expenses(d)	0.90	%(c)(e)	0.88	%(e)	0.88	%(e)	0.86	%(e)	0.86	%(c)
Net investment income	2.09	%(c)	2.50%		2.38%		2.22%		1.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,004		$3,581		$34,319		$7,393		$10,367
Portfolio turnover	165%		328%		358%		413%		576%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$5.45		$5.52	$5.44
Income from investment operations:
Net investment income	0.07		0.15	0.10
Net realized and unrealized gain (loss)	(0.06)		(0.05)	0.08
Total from investment operations	0.01		0.10	0.18
Less distributions to shareholders:
Net investment income	(0.06)		(0.15)	(0.10)
Net realized gains	(0.03)		(0.02)	—
Total distributions to shareholders	(0.09)		(0.17)	(0.10)
Net asset value, end of period	$5.37		$5.45	$5.52
Total return	0.19%		1.84%	3.41%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)	0.52%	0.52	%(c)
Total net expenses(d)	0.50	%(c)	0.49%	0.50	%(c)
Net investment income	2.49	%(c)	2.75%	2.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$57,392		$48,156	$1,228
Portfolio turnover	165%		328%	358%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$5.47		$5.55		$5.48		$5.56		$5.63		$5.46
Income from investment operations:
Net investment income	0.06		0.14		0.14		0.13		0.11		0.16
Net realized and unrealized gain (loss)	(0.04)		(0.06)		0.08		(0.00	)(a)	0.09		0.21
Total from investment operations	0.02		0.08		0.22		0.13		0.20		0.37
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.15)		(0.19)		(0.16)		(0.18)
Net realized gains	(0.03)		(0.02)		—		(0.02)		(0.11)		(0.02)
Total distributions to shareholders	(0.09)		(0.16)		(0.15)		(0.21)		(0.27)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$5.40		$5.47		$5.55		$5.48		$5.56		$5.63
Total return	0.30%		1.51%		4.07%		2.40%		3.53%		6.82%
Ratios to average net assets(b)
Total gross expenses	0.68	%(c)	0.72%		0.71%		0.70%		0.69%		0.68%
Total net expenses(d)	0.65	%(c)(e)	0.64	%(e)	0.62	%(e)	0.61	%(e)	0.61	%(e)	0.61	%(e)
Net investment income	2.34	%(c)	2.63%		2.58%		2.46%		2.01%		2.96%
Supplemental data
Net assets, end of period (in thousands)	$563,555		$545,140		$447,990		$452,308		$886,922		$424,251
Portfolio turnover	165%		328%		358%		413%		576%		545%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus. Class R shares commenced operations on March 1, 2016.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to manage interest rate and volatility exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Contracts and premiums associated with options contracts written for the six months ended November 30, 2016 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at May 31, 2016	(250,000,000)	(1,500,000)	(300,000,000)	(2,497,500)
Opened	—	—	(175,000,000)	(980,000)
Closed	250,000,000	1,500,000	—	—
Expired	—	—	300,000,000	2,497,500
Balance at November 30, 2016	—	—	(175,000,000)	(980,000)

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure and to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on a notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs,

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	926,071	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	10,959	*
Interest rate risk	Investments, at value — Options purchased	20,325,190
Total		21,262,220
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	513,462	*
Credit risk	Premiums received on outstanding swap contracts	4,281,366
Interest rate risk	Net assets — unrealized depreciation on futures contracts	431,129	*
Interest rate risk	Options contracts written, at value	957,180
Total		6,183,137

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	538,197	538,197
Interest rate risk	(4,180,700)	2,805,000	(3,391,500)	(6,401,544)	(11,168,744)
Total	(4,180,700)	2,805,000	(3,391,500)	(5,863,347)	(10,630,547)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	627,039	627,039
Interest rate risk	(657,974)	(2,249,720)	15,753,833	2,988,859	15,834,998
Total	(657,974)	(2,249,720)	15,753,833	3,615,898	16,462,037

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	377,658,321
Futures contracts — Short	60,414,438
Credit default swap contracts — buy protection	57,000,000
Credit default swap contracts — sell protection	44,450,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	13,778,997
Options contracts — Written	(478,590)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2016.

Repurchase Agreements

The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2016:

	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	JPMorgan ($)(e)	JPMorgan ($)(e)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Morgan Stanley International ($)	TD Securities ($)	Total ($)
Assets
Options purchased puts	179,515	19,762,190	—	—	300,775	—	—	—	82,710	—	20,325,190
Repurchase agreements	—	—	—	—	—	—	—	—	—	60,000,000	60,000,000
Total Assets	179,515	19,762,190	—	—	300,775	—	—	—	82,710	60,000,000	80,325,190
Liabilities
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	—	—	64,930	—	—	64,930
Options contracts written	—	—	—	—	—	—	957,180	—	—	—	957,180
OTC credit default swap contracts(b)	—	—	585,412	621,297	—	702,494	1,498,076	—	—	—	3,407,279
Total Liabilities	—	—	585,412	621,297	—	702,494	2,455,256	64,930	—	—	4,429,389
Total Financial and Derivative Net Assets	179,515	19,762,190	(585,412)	(621,297)	300,775	(702,494)	(2,455,256)	(64,930)	82,710	60,000,000	75,895,801
Total collateral received (pledged)(c)	68,000	19,473,000	(585,412)	(621,297)	257,000	(702,494)	(2,232,000)	(64,930)	—	60,000,000	75,591,867
Net Amount(d)	111,515	289,190	—	—	43,775	—	(223,256)	—	82,710	—	303,934

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

(e) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.48% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $4,493.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $692,000 and $312,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $198,370 for Class A, $0 for Class B and $5,277 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	0.90%	0.90%
Class B	1.65	1.65
Class C	1.65	1.65
Class I	0.52	0.49
Class K	0.82	0.79
Class R	1.15	1.15
Class R4	0.65	0.65
Class R5	0.57	0.54
Class W	0.90	0.90
Class Y	0.52	0.49
Class Z	0.65	0.65

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $2,890,418,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$29,230,000
Unrealized depreciation	(54,949,000)
Net unrealized depreciation	$(25,719,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,753,253,246 and

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

$4,567,133,899, respectively, for the six months ended November 30, 2016, of which $4,440,492,350 and $4,309,780,307, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, one unaffiliated shareholder of record owned 15.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 49.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the

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COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR236_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA COMMODITY STRATEGY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

∎	Columbia Commodity Strategy Fund (the Fund) Class A shares returned 1.11% excluding sales charges for the six-month period that ended November 30, 2016.

∎	The Fund outperformed its benchmark, the Bloomberg Commodity Index Total Return, which returned 0.95% for the same period.

Average Annual Total Returns (%) (for period ended November 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A*	06/18/12
Excluding sales charges		1.11	7.50	-9.82	-10.74
Including sales charges		-4.72	1.30	-10.89	-11.72
Class C*	06/18/12
Excluding sales charges		0.57	6.48	-10.54	-11.44
Including sales charges		-0.43	5.48	-10.54	-11.44
Class I	07/28/11	1.09	7.77	-9.52	-10.44
Class R*	06/18/12	0.75	6.96	-10.08	-10.99
Class R4*	03/19/13	1.09	7.78	-9.67	-10.59
Class R5*	01/08/14	1.28	7.75	-9.66	-10.59
Class W	07/28/11	1.12	7.30	-9.86	-10.77
Class Y*	10/01/14	1.27	7.74	-9.69	-10.62
Class Z*	06/18/12	1.10	7.42	-9.66	-10.59
Bloomberg Commodity Index Total Return		0.95	6.40	-9.97	-11.30

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class W shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Commodity Index Total Return is a total return index based on the Bloomberg Commodity Index, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Commodities Market Exposure (%) (at November 30, 2016)
Commodities Futures Contracts(a)
Agriculture	28.0
Energy	36.0
Industrial Metals	18.3
Livestock	3.8
Precious Metals	13.9
Total Notional Market Value of Commodities Futures Contracts	100

(a)	Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $270,119,040. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Holdings (%) (at November 30, 2016)
Money Market Funds	62.5
Treasury Bills	27.7
U.S. Government & Agency Obligations	18.5
Other Assets & Liabilities	(8.7)
Total	100.0

Percentages indicated are based upon net assets. At period end, the Fund held investments in an affiliated money market fund, Treasury Bills and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund’s investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Management

Threadneedle International Limited

David Donora

Nicolas Robin

Semiannual Report 2016	3

COLUMBIA COMMODITY STRATEGY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,011.10	1,019.25	5.85	5.87	1.16
Class C	1,000.00	1,000.00	1,005.70	1,015.49	9.60	9.65	1.91
Class I	1,000.00	1,000.00	1,010.90	1,021.41	3.68	3.70	0.73
Class R	1,000.00	1,000.00	1,007.50	1,018.00	7.10	7.13	1.41
Class R4	1,000.00	1,000.00	1,010.90	1,020.51	4.59	4.61	0.91
Class R5	1,000.00	1,000.00	1,012.80	1,021.06	4.04	4.05	0.80
Class W	1,000.00	1,000.00	1,011.20	1,019.35	5.75	5.77	1.14
Class Y	1,000.00	1,000.00	1,012.70	1,021.41	3.68	3.70	0.73
Class Z	1,000.00	1,000.00	1,011.00	1,020.61	4.49	4.51	0.89

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Government & Agency Obligations 18.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes
12/08/16	0.280%	10,000,000	9,999,388
01/20/17	0.450%	10,000,000	9,993,696

Federal Home Loan Mortgage Corp.
03/21/17	0.520%	20,000,000	19,968,220

Federal National Mortgage Association Discount Notes
02/14/17	0.460%	10,000,000	9,990,420

Total U.S. Government & Agency Obligations
(Cost: $49,954,596)			49,951,724

Treasury Bills 27.7%
UNITED STATES 27.7%
U.S. Treasury Bills
12/29/16	0.250%	15,000,000	14,996,983
01/19/17	0.340%	15,000,000	14,992,968
01/26/17	0.350%	15,000,000	14,991,730
02/09/17	0.440%	15,000,000	14,987,265

Treasury Bills (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
03/30/17	0.500%	15,000,000	14,975,550

Total			74,944,496

Total Treasury Bills
(Cost: $74,945,639)			74,944,496

Money Market Funds 62.5%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.480%(a)(b)		168,913,271	168,930,277

Total Money Market Funds
(Cost: $168,913,463)			168,930,277

Total Investments
(Cost: $293,813,698)			293,826,497

Other Assets & Liabilities, Net			(23,411,670)

Net Assets			270,414,827

At November 30, 2016, cash totaling $23,169,110 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Brent Crude	529	USD	27,788,370	01/2017	2,023,966	—
Coffee C	12	USD	677,700	03/2017	—	(38,187)
Coffee C	100	USD	5,647,500	03/2017	—	(683,912)
Copper	135	USD	19,639,969	01/2017	3,106,723	—
Corn	76	USD	1,324,300	03/2017	—	(31,808)
Corn	852	USD	14,846,100	03/2017	—	(217,344)
Cotton	97	USD	3,471,630	03/2017	112,574	—
Cotton	8	USD	286,320	03/2017	—	(912)
Gold 100 oz.	227	USD	26,647,530	02/2017	—	(1,929,872)
HRW Wheat	56	USD	1,148,700	03/2017	—	(14,074)
HRW Wheat	197	USD	4,040,962	03/2017	—	(181,208)
Lean Hogs	158	USD	3,490,220	02/2017	57,928	—
Lean Hogs	11	USD	242,990	02/2017	—	(927)
Live Cattle	75	USD	3,358,500	02/2017	134,505	—
Live Cattle	11	USD	492,580	02/2017	10,113	—
Live Cattle	58	USD	2,592,020	04/2017	166,230	—
Live Cattle	1	USD	44,690	04/2017	2,186	—
NY Harbor ULSD	178	USD	11,990,756	04/2017	826,983	—
Natural Gas	737	USD	24,704,240	12/2016	1,697,495	—
Natural Gas	72	USD	2,413,440	12/2016	268,690	—
Nickel	155	USD	10,439,948	01/2017	614,738	—
Primary Aluminum	259	USD	11,195,275	01/2017	148,689	—
RBOB Gasoline	164	USD	10,211,460	12/2016	190,477	—
Silver	132	USD	10,878,120	03/2017	—	(1,133,400)
Soybean	240	USD	12,387,000	01/2017	245,857	—
Soybean	44	USD	2,270,950	01/2017	54,252	—
Soybean Meal	1	USD	31,830	01/2017	566	—
Soybean Meal	13	USD	413,790	01/2017	—	(1,352)
Soybean Meal	218	USD	6,938,940	01/2017	—	(93,451)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Futures Contracts Outstanding at November 30, 2016 (continued)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Soybean Oil	295	USD	6,593,250	03/2017	582,817	—
Soybean Oil	51	USD	1,139,850	03/2017	45,385	—
Sugar #11	406	USD	9,008,003	02/2017	—	(767,136)
Sugar #11	86	USD	1,908,099	02/2017	—	(140,679)
WTI Crude	408	USD	20,171,520	12/2016	—	(274,273)
Wheat	26	USD	523,575	03/2017	—	(27,197)
Wheat	149	USD	3,000,488	03/2017	—	(146,742)
Zinc	121	USD	8,158,425	01/2017	1,036,194	—

Total			270,119,040		11,326,368	(5,682,474)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2016.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,957,394	316,035,468	(231,079,399)	168,913,463	275,944	168,930,277

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

∎

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

∎	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

∎	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

U.S. Government & Agency Obligations	—	49,951,724	—	49,951,724

Treasury Bills	74,944,496	—	—	74,944,496

Investments measured at net asset value

Money Market Funds	—	—	—	168,930,277

Total Investments	74,944,496	49,951,724	—	293,826,497

Derivatives

Assets

Futures Contracts	11,326,368	—	—	11,326,368

Liabilities

Futures Contracts	(5,682,474)	—	—	(5,682,474)

Total	80,588,390	49,951,724	—	299,470,391

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $124,900,235)	$124,896,220

Affiliated issuers (identified cost $168,913,463)	168,930,277

Total investments (identified cost $293,813,698)	293,826,497

Cash	653

Margin deposits	23,169,110

Receivable for:

Capital shares sold	35,601

Dividends	57,172

Variation margin	8,006,760

Prepaid expenses	2,085

Other assets	10,258

Total assets	325,108,136

Liabilities

Payable for:

Capital shares purchased	53,281,291

Variation margin	1,343,020

Management services fees	5,456

Distribution and/or service fees	30

Transfer agent fees	1,897

Compensation of board members	19,048

Chief compliance officer expenses	15

Other expenses	42,552

Total liabilities	54,693,309

Net assets applicable to outstanding capital stock	$270,414,827

Represented by

Paid-in capital	$293,256,163

Excess of distributions over net investment income	(2,149,121)

Accumulated net realized loss	(26,348,908)

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(4,015)

Investments — affiliated issuers	16,814

Futures contracts	5,643,894

Total — representing net assets applicable to outstanding capital stock	$270,414,827

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A

Net assets	$2,677,491

Shares outstanding	491,654

Net asset value per share	$5.45

Maximum offering price per share(a)	$5.78

Class C

Net assets	$368,716

Shares outstanding	70,040

Net asset value per share	$5.26

Class I

Net assets	$251,152,868

Shares outstanding	45,219,051

Net asset value per share	$5.55

Class R

Net assets	$125,062

Shares outstanding	23,230

Net asset value per share	$5.38

Class R4

Net assets	$13,722,657

Shares outstanding	2,478,280

Net asset value per share	$5.54

Class R5

Net assets	$892,253

Shares outstanding	160,556

Net asset value per share	$5.56

Class W

Net assets	$1,616

Shares outstanding	297

Net asset value per share	$5.44

Class Y

Net assets	$1,808

Shares outstanding	325

Net asset value per share(b)	$5.57

Class Z

Net assets	$1,472,356

Shares outstanding	267,678

Net asset value per share	$5.50

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$275,944

Interest	109,654

Total income	385,598

Expenses:

Management services fees	617,111

Distribution and/or service fees

Class A	3,663

Class C	1,785

Class R	293

Class W	2

Transfer agent fees

Class A	2,379

Class C	290

Class R	95

Class R4	9,909

Class R5	171

Class W	1

Class Z	1,055

Compensation of board members	6,606

Custodian fees	2,487

Printing and postage fees	11,298

Registration fees	50,476

Audit fees	17,870

Legal fees	4,774

Chief compliance officer expenses	15

Other	5,664

Total expenses	735,944

Net investment loss	(350,346)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	27

Futures contracts	(2,991,331)

Net realized loss	(2,991,304)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(4,015)

Investments — affiliated issuers	16,814

Futures contracts	4,236,938

Net change in unrealized appreciation	4,249,737

Net realized and unrealized gain	1,258,433

Net increase in net assets resulting from operations	$908,087

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations

Net investment loss	$(350,346)	$(387,551)

Net realized loss	(2,991,304)	(5,632,193)

Net change in unrealized appreciation	4,249,737	2,643,361

Net increase (decrease) in net assets resulting from operations	908,087	(3,376,383)

Increase in net assets from capital stock activity	204,131,208	12,633,965

Total increase in net assets	205,039,295	9,257,582

Net assets at beginning of period	65,375,532	56,117,950

Net assets at end of period	$270,414,827	$65,375,532

Excess of distributions over net investment income	$(2,149,121)	$(1,798,775)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	117,585	639,862	235,504	1,239,553

Redemptions	(117,677)	(633,328)	(248,645)	(1,318,728)

Net decrease	(92)	6,534	(13,141)	(79,175)

Class C shares

Subscriptions	19,539	104,950	43,987	205,557

Redemptions	(7,762)	(39,861)	(30,205)	(152,216)

Net increase	11,777	65,089	13,782	53,341

Class I shares

Subscriptions	53,267,637	295,342,711	11,169,345	61,024,756

Redemptions	(17,153,183)	(94,868,471)	(10,083,347)	(58,546,559)

Net increase	36,114,454	200,474,240	1,085,998	2,478,197

Class R shares

Subscriptions	4,023	21,850	4,173	21,833

Redemptions	(292)	(1,538)	(3,333)	(20,033)

Net increase	3,731	20,312	840	1,800

Class R4 shares

Subscriptions	677,027	3,714,761	2,010,831	9,835,248

Redemptions	(175,604)	(969,080)	(93,460)	(479,923)

Net increase	501,423	2,745,681	1,917,371	9,355,325

Class R5 shares

Subscriptions	41,590	225,000	143,912	737,893

Redemptions	—	—	(25,252)	(125,000)

Net increase	41,590	225,000	118,660	612,893

Class Z shares

Subscriptions	296,525	1,599,556	204,214	1,127,490

Redemptions	(183,624)	(1,005,204)	(158,115)	(915,906)

Net increase	112,901	594,352	46,099	211,584

Total net increase	36,785,784	204,131,208	3,169,609	12,633,965

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.39		$6.32	$8.57	$8.52	$8.50

Income from investment operations:

Net investment loss	(0.02)		(0.06)	(0.08)	(0.09)	(0.08)

Net realized and unrealized gain (loss)	0.08		(0.87)	(2.17)	0.14 (b)	0.10	(b)

Total from investment operations	0.06		(0.93)	(2.25)	0.05	0.02

Net asset value, end of period	$5.45		$5.39	$6.32	$8.57	$8.52

Total return	1.11%		(14.72%)	(26.25%)	0.59%	0.24%

Ratios to average net assets(c)

Total gross expenses	1.16	%(d)	1.50%	1.51%	1.34%	1.25	%(d)

Total net expenses(e)	1.16	%(d)	1.43%	1.27%	1.16%	1.14	%(d)

Net investment loss	(0.77	%)(d)	(1.20%)	(1.17%)	(1.07%)	(1.02	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2,677		$2,651	$3,193	$3,376	$3,780

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.23		$6.18	$8.45	$8.46	$8.50

Income from investment operations:

Net investment loss	(0.04)		(0.10)	(0.13)	(0.15)	(0.15)

Net realized and unrealized gain (loss)	0.07		(0.85)	(2.14)	0.14 (b)	0.11	(b)

Total from investment operations	0.03		(0.95)	(2.27)	(0.01)	(0.04)

Net asset value, end of period	$5.26		$5.23	$6.18	$8.45	$8.46

Total return	0.57%		(15.37%)	(26.86%)	(0.12%)	(0.47%)

Ratios to average net assets(c)

Total gross expenses	1.91	%(d)	2.25%	2.26%	2.10%	2.01	%(d)

Total net expenses(e)	1.91	%(d)	2.18%	2.02%	1.91%	1.90	%(d)

Net investment loss	(1.51	%)(d)	(1.92%)	(1.93%)	(1.82%)	(1.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$369		$305	$275	$226	$145

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$5.49		$6.42	$8.67	$8.59	$8.50	$10.00

Income from investment operations:

Net investment loss	(0.01)		(0.04)	(0.06)	(0.06)	(0.05)	(0.04)

Net realized and unrealized gain (loss)	0.07		(0.89)	(2.19)	0.14 (b)	0.14 (b)	(1.46)

Total from investment operations	0.06		(0.93)	(2.25)	0.08	0.09	(1.50)

Net asset value, end of period	$5.55		$5.49	$6.42	$8.67	$8.59	$8.50

Total return	1.09%		(14.49%)	(25.95%)	0.93%	1.06%	(15.00%)

Ratios to average net assets(c)

Total gross expenses	0.73	%(d)	1.05%	1.11%	0.95%	0.95%	1.62	%(d)

Total net expenses(e)	0.73	%(d)	1.05%	0.91%	0.77%	0.70%	0.70	%(d)

Net investment loss	(0.33	%)(d)	(0.79%)	(0.81%)	(0.68%)	(0.57%)	(0.56	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$251,153		$49,990	$51,453	$63,676	$83,816	$24,576

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.34		$6.28	$8.53	$8.50	$8.50

Income from investment operations:

Net investment loss	(0.03)		(0.08)	(0.10)	(0.11)	(0.11)

Net realized and unrealized gain (loss)	0.07		(0.86)	(2.15)	0.14 (b)	0.11	(b)

Total from investment operations	0.04		(0.94)	(2.25)	0.03	—

Net asset value, end of period	$5.38		$5.34	$6.28	$8.53	$8.50

Total return	0.75%		(14.97%)	(26.38%)	0.35%	(0.00%)

Ratios to average net assets(c)

Total gross expenses	1.41	%(d)	1.74%	1.76%	1.60%	1.52	%(d)

Total net expenses(e)	1.41	%(d)	1.68%	1.52%	1.42%	1.38	%(d)

Net investment loss	(1.02	%)(d)	(1.44%)	(1.42%)	(1.33%)	(1.25	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$125		$104	$117	$136	$120

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.48		$6.40	$8.65	$8.59	$9.14

Income from investment operations:

Net investment loss	(0.01)		(0.04)	(0.07)	(0.07)	(0.01)

Net realized and unrealized gain (loss)	0.07		(0.88)	(2.18)	0.13 (b)	(0.54)

Total from investment operations	0.06		(0.92)	(2.25)	0.06	(0.55)

Net asset value, end of period	$5.54		$5.48	$6.40	$8.65	$8.59

Total return	1.09%		(14.38%)	(26.01%)	0.70%	(6.02%)

Ratios to average net assets(c)

Total gross expenses	0.91	%(d)	1.23%	1.26%	1.10%	0.92	%(d)

Total net expenses(e)	0.91	%(d)	1.19%	1.02%	0.95%	0.90	%(d)

Net investment loss	(0.52	%)(d)	(0.83%)	(1.00%)	(0.86%)	(0.78	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$13,723		$10,826	$381	$3	$2

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$5.49		$6.42	$8.68	$8.16

Income from investment operations:

Net investment loss	(0.01)		(0.04)	(0.06)	(0.03)

Net realized and unrealized gain (loss)	0.08		(0.89)	(2.20)	0.55	(b)

Total from investment operations	0.07		(0.93)	(2.26)	0.52

Net asset value, end of period	$5.56		$5.49	$6.42	$8.68

Total return	1.28%		(14.49%)	(26.04%)	6.37%

Ratios to average net assets(c)

Total gross expenses	0.80	%(d)	1.10%	1.18%	1.16	%(d)

Total net expenses(e)	0.80	%(d)	1.10%	0.96%	0.87	%(d)

Net investment loss	(0.41	%)(d)	(0.74%)	(0.78%)	(0.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$892		$654	$2	$608

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$5.38		$6.32	$8.57	$8.53	$8.47	$10.00

Income from investment operations:

Net investment loss	(0.01)		(0.06)	(0.08)	(0.09)	(0.09)	(0.08)

Net realized and unrealized gain (loss)	0.07		(0.88)	(2.17)	0.13 (b)	0.15 (b)	(1.45)

Total from investment operations	0.06		(0.94)	(2.25)	0.04	0.06	(1.53)

Net asset value, end of period	$5.44		$5.38	$6.32	$8.57	$8.53	$8.47

Total return	1.12%		(14.87%)	(26.25%)	0.47%	0.71%	(15.30%)

Ratios to average net assets(c)

Total gross expenses	1.14	%(d)	1.49%	1.51%	1.32%	1.51%	2.76	%(d)

Total net expenses(e)	1.14	%(d)	1.43%	1.27%	1.16%	1.15%	1.15	%(d)

Net investment loss	(0.41	%)(d)	(1.16%)	(1.14%)	(1.10%)	(0.98%)	(0.99	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$2	$3	$2	$2

Portfolio turnover	0%		0%	0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Y	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$5.50		$6.43	$7.70

Income from investment operations:

Net investment loss	(0.01)		(0.04)	(0.04)

Net realized and unrealized gain (loss)	0.08		(0.89)	(1.23)

Total from investment operations	0.07		(0.93)	(1.27)

Net asset value, end of period	$5.57		$5.50	$6.43

Total return	1.27%		(14.46%)	(16.49%)

Ratios to average net assets(b)

Total gross expenses	0.73	%(c)	1.01%	1.33	%(c)

Total net expenses(d)	0.73	%(c)	1.01%	0.97	%(c)

Net investment loss	(0.30	%)(c)	(0.73%)	(0.80	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$2

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.44		$6.37	$8.62	$8.54	$8.50

Income from investment operations:

Net investment loss	(0.01)		(0.05)	(0.07)	(0.07)	(0.06)

Net realized and unrealized gain (loss)	0.07		(0.88)	(2.18)	0.15 (b)	0.10	(b)

Total from investment operations	0.06		(0.93)	(2.25)	0.08	0.04

Net asset value, end of period	$5.50		$5.44	$6.37	$8.62	$8.54

Total return	1.10%		(14.60%)	(26.10%)	0.94%	0.47%

Ratios to average net assets(c)

Total gross expenses	0.89	%(d)	1.24%	1.26%	1.12%	1.05	%(d)

Total net expenses(e)	0.89	%(d)	1.18%	1.02%	0.92%	0.90	%(d)

Net investment loss	(0.50	%)(d)	(0.92%)	(0.92%)	(0.83%)	(0.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$1,472		$842	$693	$742	$25

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At November 30, 2016, the Subsidiary financial statement information is as follows:

% of consolidated fund net assets	15.00%
Net assets	$40,568,357
Net investment income (loss)	(62,121)
Net realized gain (loss)	(2,991,331)
Net change in unrealized appreciation (depreciation)	4,239,362

The consolidated financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

22	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit

Semiannual Report 2016	23

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate commodity market exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

24	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	11,326,368	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	5,682,474	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(2,991,331)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	4,236,938

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	247,420,242

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Semiannual Report 2016	25

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.63% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

26	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.16
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an

Semiannual Report 2016	27

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,291 for Class A and $0 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.44%	1.44%
Class C	2.19	2.19
Class I	1.06	1.08
Class R	1.69	1.69
Class R4	1.19	1.19
Class R5	1.11	1.13
Class W	1.44	1.44
Class Y	1.06	1.08
Class Z	1.19	1.19

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $293,814,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,000
Unrealized depreciation	(6,000)
Net unrealized appreciation	$13,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $147,803 as arising on June 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the consolidated financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal

28	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended November 30, 2016, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 93.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Commodity-related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Semiannual Report 2016	29

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Leverage Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The

Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Money Market Fund Investment Risk

An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the consolidated

30	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

financial statements were issued and noted no items requiring adjustment of the consolidated financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	31

COLUMBIA COMMODITY STRATEGY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’

32	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the relevant Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing

Semiannual Report 2016	33

COLUMBIA COMMODITY STRATEGY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

34	Semiannual Report 2016

COLUMBIA COMMODITY STRATEGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016	35

Columbia Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR129_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

∎	Columbia Flexible Capital Income Fund (the Fund) Class A shares returned 10.02% excluding sales charges for the six-month period that ended November 30, 2016.

∎	During the same time period, the Fund outperformed its Blended Benchmark, which returned 5.85%, as well as the Bloomberg Barclays U.S. Aggregate Bond Index, which returned -0.92%.

Average Annual Total Returns (%) (for period ended November 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	07/28/11
Excluding sales charges		10.02	12.73	9.28	8.35
Including sales charges		3.74	6.23	7.99	7.15
Class C	07/28/11
Excluding sales charges		9.58	11.86	8.48	7.54
Including sales charges		8.58	10.86	8.48	7.54
Class I	07/28/11	10.24	13.18	9.72	8.75
Class R	07/28/11	9.90	12.46	9.00	8.05
Class R4*	11/08/12	10.08	12.91	9.49	8.54
Class R5*	11/08/12	10.12	13.00	9.55	8.60
Class W	07/28/11	9.92	12.63	9.28	8.32
Class Z	07/28/11	10.15	13.01	9.55	8.60
Blended Benchmark		5.85	8.48	10.23	8.72
Bloomberg Barclays U.S. Aggregate Bond Index		-0.92	2.17	2.43	2.81

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark, established by the Investment Manager, is composed of one-third each of the Russell 1000 Value Index, the Bloomberg Barclays U.S. Corporate Investment Grade & High Yield Index and the Bloomberg Barclays U.S. Convertible Composite Index. The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Bloomberg Barclays U.S. Corporate Investment Grade & High Yield Index is a broad-based benchmark that measures the performance of investment-grade and non-investment grade, fixed-rate and taxable corporate bonds. It includes USD-denominated securities publicly issued by U.S. and non U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The Bloomberg Barclays U.S. Convertible Composite Index measures the performance of all four major classes of USD equity-linked securities including: convertible cash coupon bonds, zero-coupon bonds, preferred convertibles with fixed par amounts and mandatory equity-linked securities.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2016)
Microsoft Corp.	1.6
Exxon Mobil Corp.	1.5
Navistar International Corp. 04/15/19 4.750%	1.5
ADS Tactical, Inc. 04/01/18 11.000%	1.5
Frontier Communications Corp. 09/15/25 11.000%	1.3
JPMorgan Chase & Co.	1.3
Bank of America Corp.	1.3
Chesapeake Energy Corp. 09/15/26 5.500%	1.2
Automatic Data Processing, Inc.	1.1
Dow Chemical Co. (The)	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	36.4
Convertible Bonds	18.9
Convertible Preferred Stocks	13.9
Corporate Bonds & Notes	24.6
Limited Partnerships	1.7
Money Market Funds	2.5
Preferred Debt	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

4	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,100.20	1,019.70	5.63	5.42	1.07
Class C	1,000.00	1,000.00	1,095.80	1,015.94	9.56	9.20	1.82
Class I	1,000.00	1,000.00	1,102.40	1,021.56	3.69	3.55	0.70
Class R	1,000.00	1,000.00	1,099.00	1,018.45	6.95	6.68	1.32
Class R4	1,000.00	1,000.00	1,100.80	1,020.96	4.32	4.15	0.82
Class R5	1,000.00	1,000.00	1,101.20	1,021.26	4.00	3.85	0.76
Class W	1,000.00	1,000.00	1,099.20	1,019.75	5.58	5.37	1.06
Class Z	1,000.00	1,000.00	1,101.50	1,020.96	4.32	4.15	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016	5

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 36.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 2.4%
Hotels, Restaurants & Leisure 1.1%

Extended Stay America, Inc.	320,000	4,979,200

Multiline Retail 0.5%

Macy’s, Inc.	52,500	2,215,500

Specialty Retail 0.8%

Staples, Inc.	400,000	3,868,000

Total Consumer Discretionary		11,062,700

CONSUMER STAPLES 2.7%
Food & Staples Retailing 0.9%

SYSCO Corp.	82,500	4,393,125

Food Products 1.0%

General Mills, Inc.	74,000	4,509,560

Tobacco 0.8%

Altria Group, Inc.	55,000	3,516,150

Total Consumer Staples		12,418,835

ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%

BP PLC, ADR	125,000	4,376,250

Exxon Mobil Corp.	77,500	6,765,750

Suncor Energy, Inc.	87,500	2,787,750

Total		13,929,750

Total Energy		13,929,750

FINANCIALS 7.7%
Banks 4.1%

Bank of America Corp.	265,000	5,596,800

First Hawaiian, Inc.	82,500	2,474,175

JPMorgan Chase & Co.	70,000	5,611,900

PacWest Bancorp	95,000	4,868,750

Total		18,551,625

Capital Markets 1.1%

Ares Capital Corp.	300,000	4,812,000

Insurance 1.1%

MetLife, Inc.	47,500	2,612,975

Validus Holdings Ltd.	47,500	2,581,150

Total		5,194,125

Mortgage Real Estate Investment Trusts (REITs) 1.4%

Blackstone Mortgage Trust, Inc.	60,000	1,804,800

Starwood Property Trust, Inc.	205,000	4,606,350

Total		6,411,150

Total Financials		34,968,900

Common Stocks (continued)
Issuer	Shares	Value ($)
HEALTH CARE 3.6%
Health Care Equipment & Supplies 0.9%

Medtronic PLC	52,500	3,833,025

Health Care Providers & Services 0.9%

Cardinal Health, Inc.	60,000	4,260,600

Pharmaceuticals 1.8%

Merck & Co., Inc.	55,000	3,365,450

Pfizer, Inc.	147,500	4,740,650

Total		8,106,100

Total Health Care		16,199,725

INDUSTRIALS 2.5%
Aerospace & Defense 1.0%

Lockheed Martin Corp.	17,500	4,641,875

Air Freight & Logistics 0.5%

United Parcel Service, Inc., Class B	20,000	2,318,400

Transportation Infrastructure 1.0%

Macquarie Infrastructure Corp.	52,500	4,301,850

Total Industrials		11,262,125

INFORMATION TECHNOLOGY 8.5%
Communications Equipment 0.7%

Cisco Systems, Inc.	110,000	3,280,200

Electronic Equipment, Instruments & Components 0.8%

Corning, Inc.	142,500	3,424,275

IT Services 2.4%

Automatic Data Processing, Inc.	52,500	5,041,050

Booz Allen Hamilton Holdings Corp.	70,000	2,646,700

Leidos Holdings, Inc.	57,500	2,944,000

Total		10,631,750

Semiconductors & Semiconductor Equipment 2.6%

Analog Devices, Inc.	55,000	4,083,200

Broadcom Ltd.	13,000	2,216,370

Lam Research Corp.	31,000	3,286,620

Maxim Integrated Products, Inc.	55,000	2,159,850

Total		11,746,040

Software 1.5%

Microsoft Corp.	115,000	6,929,900

Technology Hardware, Storage & Peripherals 0.5%

Western Digital Corp.	37,500	2,387,250

Total Information Technology		38,399,415

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
MATERIALS 1.1%
Chemicals 1.1%

Dow Chemical Co. (The)	90,000	5,014,800

Total Materials		5,014,800

REAL ESTATE 2.0%
Equity Real Estate Investment Trusts (REITs) 2.0%

Alexandria Real Estate Equities, Inc.	14,000	1,534,260

Equinix, Inc.	9,400	3,184,344

Extra Space Storage, Inc.	60,000	4,209,600

Total		8,928,204

Total Real Estate		8,928,204

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%

AT&T, Inc.	115,000	4,442,450

Total Telecommunication Services		4,442,450

UTILITIES 1.9%
Electric Utilities 1.0%

Xcel Energy, Inc.	115,000	4,486,150

Independent Power and Renewable Electricity Producers 0.9%

NRG Yield, Inc. Class A	265,000	3,866,350

NRG Yield, Inc. Class C	35,000	537,250

Total		4,403,600

Total Utilities		8,889,750

Total Common Stocks
(Cost: $149,314,189)		165,516,654

Convertible Preferred Stocks 14.0%
CONSUMER STAPLES 1.1%
Food Products 1.1%

Bunge Ltd., 4.875%	47,500	4,709,459

Total Consumer Staples		4,709,459

ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%

Anadarko Petroleum Corp., 7.500%	55,000	2,262,150

Hess Corp., 8.000%	55,000	3,688,850

WPX Energy, Inc., 6.250%	35,000	2,450,000

Total		8,401,000

Total Energy		8,401,000

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
FINANCIALS 2.3%
Banks 1.0%

Bank of America Corp., 7.250%	3,700	4,332,700

Capital Markets 1.3%

AMG Capital Trust II, 5.150%	65,000	3,514,062

Cowen Group, Inc., 5.625%	3,400	2,543,710

Total		6,057,772

Total Financials		10,390,472

HEALTH CARE 1.7%
Health Care Equipment & Supplies 0.5%

Alere, Inc., 3.000%	7,500	2,523,863

Health Care Providers & Services 0.3%

AmSurg Corp., 5.250%	10,000	1,234,800

Pharmaceuticals 0.9%

Allergan PLC, 5.500%	5,700	4,086,900

Total Health Care		7,845,563

INDUSTRIALS 0.5%
Aerospace & Defense 0.5%

Arconic, Inc., 5.375%	72,500	2,294,625

Total Industrials		2,294,625

INFORMATION TECHNOLOGY 1.5%
Electronic Equipment, Instruments & Components 1.0%

Belden, Inc., 6.750%	43,500	4,656,675

Internet Software & Services 0.5%

Mandatory Exchangeable Trust, 5.750%(a)	20,000	2,309,200

Total Information Technology		6,965,875

MATERIALS 0.5%
Chemicals 0.5%

A. Schulman, Inc., 6.000%	2,600	2,296,996

Total Materials		2,296,996

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.7%

Frontier Communications Corp., 11.125%	40,000	3,072,800

Wireless Telecommunication Services 0.5%

T-Mobile USA, Inc., 5.500%	25,000	2,229,500

Total Telecommunication Services		5,302,300

UTILITIES 2.0%
Electric Utilities 1.0%

Great Plains Energy, Inc., 7.000%	90,000	4,432,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%

DTE Energy Co., 6.500%	91,000	4,725,530

Total Utilities		9,158,030

REAL ESTATE 1.3%
Equity Real Estate Investment Trusts (REITs) 1.3%

Alexandria Real Estate Equities, Inc., 7.000%	53,477	1,846,561

American Tower Corp., 5.500%	40,000	4,071,200

Total		5,917,761

Total Real Estate		5,917,761

Total Convertible Preferred Stocks
(Cost: $64,243,851)		63,282,081

Limited Partnerships 1.7%
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%

Enviva Partners LP	80,000	2,256,000

Total Energy		2,256,000

INDUSTRIALS 0.5%
Trading Companies & Distributors 0.5%

Fortress Transportation & Infrastructure Investors LLC	180,000	2,412,000

Total Industrials		2,412,000

UTILITIES 0.7%
Independent Power and Renewable Electricity Producers 0.7%

8Point3 Energy Partners LP	240,000	3,067,200

Total Utilities		3,067,200

Total Limited Partnerships
(Cost: $8,849,205)		7,735,200

Corporate Bonds & Notes 24.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 1.4%
ADS Tactical, Inc.(a)
04/01/18	11.000%	6,398,000	6,541,955

BANKING 1.6%
Popular, Inc.
07/01/19	7.000%	4,500,000	4,612,500

Synovus Financial Corp. Subordinated(b)
12/15/25	5.750%	2,700,000	2,787,750

Total			7,400,250

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CABLE AND SATELLITE 1.8%
Charter Communications Operating LLC/Capital(a)
10/23/45	6.484%	3,800,000	4,269,418

Telesat Canada/LLC(a)
11/15/24	8.875%	3,600,000	3,676,500

Total			7,945,918

CHEMICALS 0.5%
A. Schulman, Inc.(a)
06/01/23	6.875%	2,300,000	2,346,000

DIVERSIFIED MANUFACTURING 1.9%
Gardner Denver, Inc.(a)
08/15/21	6.875%	4,600,000	4,531,000

Hamilton Sundstrand Corp.(a)
12/15/20	7.750%	5,350,000	4,186,375

Total			8,717,375

FOOD AND BEVERAGE 0.5%
Lamb Weston Holdings, Inc.(a)
11/01/26	4.875%	2,250,000	2,238,750

GAMING 1.0%
Scientific Games International, Inc.
12/01/22	10.000%	5,000,000	4,687,500

HEALTH CARE 0.7%
Envision Healthcare Corp.(a)(c)
12/01/24	6.250%	1,678,000	1,736,730

Quotient Ltd.(a)(d)
10/15/23	12.000%	1,330,000	1,330,000

Total			3,066,730

HEALTHCARE INSURANCE 0.5%
Centene Corp.
01/15/25	4.750%	2,523,000	2,415,773

INDEPENDENT ENERGY 1.7%
Goodrich Petroleum Corp.(e)
03/15/18	0.000%	1,676,000	234,640
03/15/19	0.000%	3,775,000	5,285

Stone Energy Corp.(e)
11/15/22	7.500%	5,800,000	3,139,250

Whiting Petroleum Corp.
10/01/18	6.500%	4,100,000	4,107,687

Total			7,486,862

MEDIA AND ENTERTAINMENT 1.5%
AMC Networks, Inc.
04/01/24	5.000%	2,123,000	2,128,307

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Entertainment Corp.(a)
11/01/24	5.875%	4,450,000	4,427,750

Total			6,556,057

MIDSTREAM 1.0%
Blue Racer Midstream LLC/Finance Corp.(a)
11/15/22	6.125%	4,594,000	4,479,150

OIL FIELD SERVICES 0.5%
Precision Drilling Corp.(a)
12/15/23	7.750%	2,250,000	2,283,750

OTHER INDUSTRY 1.0%
MasTec, Inc.
03/15/23	4.875%	4,600,000	4,496,500

PHARMACEUTICALS 1.9%
AMAG Pharmaceuticals, Inc.(a)
09/01/23	7.875%	4,800,000	4,560,000

Valeant Pharmaceuticals International, Inc.(a)
03/01/23	5.500%	5,400,000	3,969,000

Total			8,529,000

PROPERTY & CASUALTY 0.5%
MGIC Investment Corp.
08/15/23	5.750%	2,200,000	2,282,500

RETAILERS 0.4%
Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	1,613,000	1,992,055

SUPERMARKETS 1.0%
Safeway, Inc.
02/01/31	7.250%	4,588,000	4,450,360

TECHNOLOGY 4.0%
Alliance Data Systems Corp.(a)
11/01/21	5.875%	4,550,000	4,561,375

Diebold, Inc.
04/15/24	8.500%	4,300,000	4,495,650

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/US Holdings I, LLC(a)(c)
11/30/24	10.000%	2,250,000	2,356,875

Informatica LLC(a)
07/15/23	7.125%	2,382,000	2,250,990

Micron Technology, Inc.
02/01/25	5.500%	2,300,000	2,259,750

Western Digital Corp.(a)
04/01/24	10.500%	2,000,000	2,315,000

Total			18,239,640

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELINES 1.3%
Frontier Communications Corp.
09/15/25	11.000%	5,640,000	5,654,100

Total Corporate Bonds & Notes
(Cost: $116,778,282)			111,810,225

Convertible Bonds 18.9%
AUTOMOTIVE 1.5%
Navistar International Corp.
04/15/19	4.750%	7,051,000	6,764,553

CABLE AND SATELLITE 1.0%
DISH Network Corp.(a)
08/15/26	3.375%	4,150,000	4,645,137

CONSUMER PRODUCTS 1.1%
Iconix Brand Group, Inc.
03/15/18	1.500%	5,500,000	5,005,000

ELECTRIC 0.6%
SunPower Corp.(a)
01/15/23	4.000%	3,620,000	2,586,490

HEALTH CARE 1.2%
Fluidigm Corp.
02/01/34	2.750%	4,000,000	2,414,848

Invacare Corp.(a)
02/15/21	5.000%	2,300,000	2,234,450

Novavax, Inc.(a)
02/01/23	3.750%	2,140,000	903,508

Total			5,552,806

INDEPENDENT ENERGY 1.6%
Chesapeake Energy Corp.
12/15/38	2.250%	2,350,000	2,223,688

Chesapeake Energy Corp.(a)
09/15/26	5.500%	4,900,000	5,131,672

Total			7,355,360

MEDIA AND ENTERTAINMENT 0.4%
Liberty Interactive LLC(a)
09/30/46	1.750%	1,855,000	1,959,344

OIL FIELD SERVICES 0.9%
Cobalt International Energy, Inc.
12/01/19	2.625%	4,000,000	1,713,496

Weatherford International Ltd.
07/01/21	5.875%	2,070,000	2,240,775

Total			3,954,271

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER FINANCIAL INSTITUTIONS 0.7%
Walter Investment Management Corp.
11/01/19	4.500%	4,410,000	3,001,556

OTHER INDUSTRY 1.3%
General Cable Corp. Subordinated(b)
11/15/29	4.500%	4,550,000	3,466,531

Green Plains, Inc.(a)
09/01/22	4.125%	2,000,000	2,325,000

Total			5,791,531

OTHER REIT 0.6%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	2,560,000	2,848,486

PHARMACEUTICALS 2.9%
ARIAD Pharmaceuticals, Inc.(a)
06/15/19	3.625%	1,400,000	2,228,506

Acorda Therapeutics, Inc.
06/15/21	1.750%	2,950,000	2,313,906

Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	3,350,000	2,339,640

Intercept Pharmaceuticals, Inc.
07/01/23	3.250%	2,500,000	2,235,938

Medicines Co. (The)(a)
07/15/23	2.750%	2,300,000	2,255,437

PTC Therapeutics, Inc.
08/15/22	3.000%	3,000,000	1,719,375

Total			13,092,802

PROPERTY & CASUALTY 1.0%
MGIC Investment Corp. Junior Subordinated(a)(b)
04/01/63	9.000%	3,800,000	4,683,500

REFINING 0.5%
Clean Energy Fuels Corp.(a)
10/01/18	5.250%	2,750,000	2,315,156

RETAILERS 0.3%
GNC Holdings, Inc.(a)
08/15/20	1.500%	1,800,000	1,379,250

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TECHNOLOGY 2.0%
Cypress Semiconductor Corp.(a)
01/15/22	4.500%	2,200,000	2,457,125

Microchip Technology, Inc.
02/15/25	1.625%	3,100,000	4,111,375

Micron Technology, Inc.
02/15/33	2.125%	1,200,000	2,288,250

Total			8,856,750

TOBACCO 0.8%
Vector Group Ltd.(b)
04/15/20	1.750%	3,100,000	3,484,121

TRANSPORTATION SERVICES 0.5%
Ship Finance International Ltd.
10/15/21	5.750%	2,350,000	2,304,469

Total Convertible Bonds
(Cost: $89,700,686)			85,580,582

Preferred Debt 2.0%
BANKING 2.0%
Citigroup Capital XIII(b)
10/30/40	6.692%	175,000	4,546,500

Wells Fargo & Co.
12/31/49	7.500%	3,700	4,448,769

Total			8,995,269

Total Preferred Debt
(Cost: $8,831,135)			8,995,269

Money Market Funds 2.5%
		Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.183%(f)		11,371,621	11,371,621

Total Money Market Funds
(Cost: $11,371,621)			11,371,621

Total Investments
(Cost: $449,088,969)			454,291,632

Other Assets & Liabilities, Net			(1,290,641)

Net Assets			453,000,991

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2016, the value of these securities amounted to $99,474,393 or 21.96% of net assets.

(b)	Variable rate security.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $1,330,000, which represents 0.29% of net assets.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2016, the value of these securities amounted to $3,379,175, which represents 0.75% of net assets.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2016.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

∎

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

∎	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

∎	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	11,062,700	—	—	11,062,700

Consumer Staples	12,418,835	—	—	12,418,835

Energy	13,929,750	—	—	13,929,750

Financials	34,968,900	—	—	34,968,900

Health Care	16,199,725	—	—	16,199,725

Industrials	11,262,125	—	—	11,262,125

Information Technology	38,399,415	—	—	38,399,415

Materials	5,014,800	—	—	5,014,800

Real Estate	8,928,204	—	—	8,928,204

Telecommunication Services	4,442,450	—	—	4,442,450

Utilities	8,889,750	—	—	8,889,750

Total Common Stocks	165,516,654	—	—	165,516,654

Convertible Preferred Stocks

Consumer Staples	—	4,709,459	—	4,709,459

Energy	8,401,000	—	—	8,401,000

Financials	4,332,700	6,057,772	—	10,390,472

Health Care	7,845,563	—	—	7,845,563

Industrials	2,294,625	—	—	2,294,625

Information Technology	4,656,675	2,309,200	—	6,965,875

Materials	—	2,296,996	—	2,296,996

Telecommunication Services	5,302,300	—	—	5,302,300

Utilities	—	9,158,030	—	9,158,030

Real Estate	5,917,761	—	—	5,917,761

Total Convertible Preferred Stocks	38,750,624	24,531,457	—	63,282,081

Limited Partnerships

Energy	2,256,000	—	—	2,256,000

Industrials	2,412,000	—	—	2,412,000

Utilities	3,067,200	—	—	3,067,200

Total Limited Partnerships	7,735,200	—	—	7,735,200

Corporate Bonds & Notes	—	110,480,225	1,330,000	111,810,225

Convertible Bonds	—	85,580,582	—	85,580,582

Preferred Debt	8,995,269	—	—	8,995,269

Money Market Funds	11,371,621	—	—	11,371,621

Total Investments	232,369,368	220,592,264	1,330,000	454,291,632

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
3,029,375	—	—	3,029,375

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets

Investments, at value (identified cost $449,088,969)	$454,291,632

Receivable for:

Investments sold	6,397,425

Capital shares sold	590,721

Dividends	928,299

Interest	2,770,232

Foreign tax reclaims	1,889

Prepaid expenses	3,024

Other assets	41,600

Total assets	465,024,822

Liabilities

Payable for:

Investments purchased	5,819,072

Investments purchased on a delayed delivery basis	3,928,000

Capital shares purchased	2,144,181

Management services fees	8,038

Distribution and/or service fees	4,893

Transfer agent fees	38,365

Compensation of board members	25,789

Chief compliance officer expenses	33

Other expenses	55,460

Total liabilities	12,023,831

Net assets applicable to outstanding capital stock	$453,000,991

Represented by

Paid-in capital	$482,819,923

Excess of distributions over net investment income	(1,566,851)

Accumulated net realized loss	(33,454,744)

Unrealized appreciation (depreciation) on:

Investments	5,202,663

Total — representing net assets applicable to outstanding capital stock	$453,000,991

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A

Net assets	$233,242,658

Shares outstanding	19,654,828

Net asset value per share	$11.87

Maximum offering price per share(a)	$12.59

Class C

Net assets	$120,601,377

Shares outstanding	10,223,970

Net asset value per share	$11.80

Class I

Net assets	$2,502

Shares outstanding	210

Net asset value per share(b)	$11.90

Class R

Net assets	$328,278

Shares outstanding	27,689

Net asset value per share	$11.86

Class R4

Net assets	$16,295,806

Shares outstanding	1,363,172

Net asset value per share	$11.95

Class R5

Net assets	$5,209,224

Shares outstanding	435,443

Net asset value per share	$11.96

Class W

Net assets	$6,293

Shares outstanding	530

Net asset value per share	$11.87

Class Z

Net assets	$77,314,853

Shares outstanding	6,515,057

Net asset value per share	$11.87

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income

Income:

Dividends	$6,555,399

Interest	7,083,301

Foreign taxes withheld	(35,956)

Total income	13,602,744

Expenses:

Management services fees	1,475,248

Distribution and/or service fees

Class A	293,192

Class C	596,590

Class R	790

Class W	8

Transfer agent fees

Class A	136,486

Class C	69,380

Class R	183

Class R4	9,074

Class R5	1,261

Class W	3

Class Z	45,936

Compensation of board members	8,924

Custodian fees	3,799

Printing and postage fees	30,223

Registration fees	53,514

Audit fees	17,513

Legal fees	6,312

Chief compliance officer expenses	33

Other	8,756

Total expenses	2,757,225

Net investment income	10,845,519

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	5,762,102

Foreign currency translations	42

Net realized gain	5,762,144

Net change in unrealized appreciation (depreciation) on:

Investments	26,152,913

Net change in unrealized appreciation	26,152,913

Net realized and unrealized gain	31,915,057

Net increase in net assets resulting from operations	$42,760,576

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations

Net investment income	$10,845,519	$24,570,565

Net realized gain (loss)	5,762,144	(36,411,464)

Net change in unrealized appreciation (depreciation)	26,152,913	(40,521,616)

Net increase (decrease) in net assets resulting from operations	42,760,576	(52,362,515)

Distributions to shareholders

Net investment income

Class A	(5,827,221)	(15,726,337)

Class C	(2,528,831)	(6,151,184)

Class I	(65)	(464,801)

Class R	(7,297)	(44,670)

Class R4	(397,501)	(1,015,210)

Class R5	(132,179)	(219,450)

Class W	(150)	(381)

Class Z	(2,059,827)	(5,895,224)

Net realized gains

Class A	—	(3,942,006)

Class C	—	(1,811,401)

Class I	—	(31)

Class R	—	(13,022)

Class R4	—	(235,443)

Class R5	—	(52,609)

Class W	—	(95)

Class Z	—	(1,362,746)

Total distributions to shareholders	(10,953,071)	(36,934,610)

Decrease in net assets from capital stock activity	(29,348,183)	(218,231,599)

Total increase (decrease) in net assets	2,459,322	(307,528,724)

Net assets at beginning of period	450,541,669	758,070,393

Net assets at end of period	$453,000,991	$450,541,669

Excess of distributions over net investment income	$(1,566,851)	$(1,459,299)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	1,742,290	20,140,176	4,454,773	51,116,028

Distributions reinvested	500,761	5,711,402	1,763,376	19,273,774

Redemptions	(4,140,330)	(47,528,737)	(14,482,031)	(158,593,508)

Net decrease	(1,897,279)	(21,677,159)	(8,263,882)	(88,203,706)

Class C shares

Subscriptions	809,002	9,342,984	1,898,200	21,648,321

Distributions reinvested	203,460	2,309,835	662,403	7,174,857

Redemptions	(1,538,459)	(17,628,483)	(4,898,765)	(53,425,561)

Net decrease	(525,997)	(5,975,664)	(2,338,162)	(24,602,383)

Class I shares

Subscriptions	—	—	1,566	18,875

Distributions reinvested	—	—	37,656	464,669

Redemptions	—	—	(3,932,317)	(47,354,841)

Net increase (decrease)	—	—	(3,893,095)	(46,871,297)

Class R shares

Subscriptions	3,108	36,178	17,742	206,219

Distributions reinvested	635	7,241	5,236	57,546

Redemptions	(3,144)	(36,363)	(105,463)	(1,115,268)

Net increase (decrease)	599	7,056	(82,485)	(851,503)

Class R4 shares

Subscriptions	176,946	2,058,413	232,875	2,691,791

Distributions reinvested	34,572	397,440	113,454	1,250,498

Redemptions	(180,581)	(2,093,503)	(903,168)	(10,064,494)

Net increase (decrease)	30,937	362,350	(556,839)	(6,122,205)

Class R5 shares

Subscriptions	35,210	412,328	138,597	1,518,435

Distributions reinvested	11,498	132,116	24,729	271,903

Redemptions	(54,943)	(636,430)	(90,244)	(1,002,877)

Net increase (decrease)	(8,235)	(91,986)	73,082	787,461

Class W shares

Distributions reinvested	8	91	30	325

Redemptions	(3)	(37)	(343)	(3,816)

Net increase (decrease)	5	54	(313)	(3,491)

Class Z shares

Subscriptions	1,959,549	22,566,735	3,405,974	39,038,968

Distributions reinvested	154,086	1,758,213	531,575	5,838,301

Redemptions	(2,279,197)	(26,297,782)	(8,834,512)	(97,241,744)

Net decrease	(165,562)	(1,972,834)	(4,896,963)	(52,364,475)

Total net decrease	(2,565,532)	(29,348,183)	(19,958,657)	(218,231,599)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,
Class A	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$11.06		$12.49	$12.59	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.28		0.49	0.39	0.43	0.45	0.33

Net realized and unrealized gain (loss)	0.81		(1.20)	0.02	0.96	1.69	0.16	(b)

Total from investment operations	1.09		(0.71)	0.41	1.39	2.14	0.49

Less distributions to shareholders:

Net investment income	(0.28)		(0.57)	(0.43)	(0.44)	(0.43)	(0.17)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.28)		(0.72)	(0.51)	(0.78)	(0.48)	(0.17)

Net asset value, end of period	$11.87		$11.06	$12.49	$12.59	$11.98	$10.32

Total return	10.02%		(5.42%)	3.37%	12.17%	21.18%	4.97%

Ratios to average net assets(d)

Total gross expenses	1.07	%(e)	1.09%	1.08%	1.17%	1.85%	2.02	%(e)

Total net expenses(f)	1.07	%(e)	1.09%	1.07%	1.02%	1.10%	1.10	%(e)

Net investment income	4.92	%(e)	4.37%	3.20%	3.52%	4.03%	3.91	%(e)

Supplemental data

Net assets, end of period (in thousands)	$233,243		$238,361	$372,408	$168,897	$15,534	$5,029

Portfolio turnover	38%		63%	60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class C	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$11.00		$12.42	$12.52	$11.91	$10.28	$10.00

Income from investment operations:

Net investment income	0.24		0.41	0.30	0.33	0.37	0.27

Net realized and unrealized gain (loss)	0.80		(1.19)	0.01	0.97	1.67	0.15	(b)

Total from investment operations	1.04		(0.78)	0.31	1.30	2.04	0.42

Less distributions to shareholders:

Net investment income	(0.24)		(0.49)	(0.33)	(0.35)	(0.36)	(0.14)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.24)		(0.64)	(0.41)	(0.69)	(0.41)	(0.14)

Net asset value, end of period	$11.80		$11.00	$12.42	$12.52	$11.91	$10.28

Total return	9.58%		(6.10%)	2.61%	11.38%	20.26%	4.27%

Ratios to average net assets(d)

Total gross expenses	1.82	%(e)	1.84%	1.83%	1.92%	2.63%	2.73	%(e)

Total net expenses(f)	1.82	%(e)	1.84%	1.82%	1.78%	1.85%	1.85	%(e)

Net investment income	4.16	%(e)	3.64%	2.47%	2.79%	3.26%	3.18	%(e)

Supplemental data

Net assets, end of period (in thousands)	$120,601		$118,203	$162,563	$49,739	$1,925	$193

Portfolio turnover	38%		63%	60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$11.09		$12.51	$12.61	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.31		0.48	0.43	0.47	0.48	0.37

Net realized and unrealized gain (loss)	0.81		(1.13)	0.02	0.98	1.69	0.14	(b)

Total from investment operations	1.12		(0.65)	0.45	1.45	2.17	0.51

Less distributions to shareholders:

Net investment income	(0.31)		(0.62)	(0.47)	(0.48)	(0.46)	(0.19)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.31)		(0.77)	(0.55)	(0.82)	(0.51)	(0.19)

Net asset value, end of period	$11.90		$11.09	$12.51	$12.61	$11.98	$10.32

Total return	10.24%		(4.93%)	3.75%	12.69%	21.55%	5.14%

Ratios to average net assets(d)

Total gross expenses	0.70	%(e)	0.66%	0.69%	0.77%	0.86%	1.12	%(e)

Total net expenses(f)	0.70	%(e)	0.66%	0.67%	0.69%	0.78%	0.74	%(e)

Net investment income	5.26	%(e)	3.71%	3.44%	3.84%	4.33%	4.19	%(e)

Supplemental data

Net assets, end of period (in thousands)	$3		$2	$48,686	$87,713	$84,270	$81,861

Portfolio turnover	38%		63%	60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$11.05		$12.48	$12.58	$11.97	$10.31	$10.00

Income from investment operations:

Net investment income	0.27		0.45	0.36	0.41	0.42	0.30

Net realized and unrealized gain (loss)	0.81		(1.18)	0.02	0.95	1.69	0.16	(b)

Total from investment operations	1.08		(0.73)	0.38	1.36	2.11	0.46

Less distributions to shareholders:

Net investment income	(0.27)		(0.55)	(0.40)	(0.41)	(0.40)	(0.15)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.27)		(0.70)	(0.48)	(0.75)	(0.45)	(0.15)

Net asset value, end of period	$11.86		$11.05	$12.48	$12.58	$11.97	$10.31

Total return	9.90%		(5.67%)	3.11%	11.87%	20.87%	4.64%

Ratios to average net assets(d)

Total gross expenses	1.32	%(e)	1.33%	1.34%	1.41%	2.12%	2.42	%(e)

Total net expenses(f)	1.32	%(e)	1.33%	1.33%	1.29%	1.35%	1.35	%(e)

Net investment income	4.65	%(e)	3.98%	2.94%	3.38%	3.79%	3.48	%(e)

Supplemental data

Net assets, end of period (in thousands)	$328		$299	$1,368	$531	$3	$3

Portfolio turnover	38%		63%	60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R4	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.14		$12.58	$12.68	$12.05	$10.93

Income from investment operations:

Net investment income	0.30		0.52	0.43	0.47	0.36

Net realized and unrealized gain (loss)	0.81		(1.21)	0.01	0.97	1.08

Total from investment operations	1.11		(0.69)	0.44	1.44	1.44

Less distributions to shareholders:

Net investment income	(0.30)		(0.60)	(0.46)	(0.47)	(0.27)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)

Total distributions to shareholders	(0.30)		(0.75)	(0.54)	(0.81)	(0.32)

Net asset value, end of period	$11.95		$11.14	$12.58	$12.68	$12.05

Total return	10.08%		(5.22%)	3.61%	12.55%	13.40%

Ratios to average net assets(b)

Total gross expenses	0.82	%(c)	0.84%	0.83%	0.92%	1.59	%(c)

Total net expenses(d)	0.82	%(c)	0.84%	0.82%	0.77%	0.85	%(c)

Net investment income	5.16	%(c)	4.62%	3.45%	3.83%	4.28	%(c)

Supplemental data

Net assets, end of period (in thousands)	$16,296		$14,839	$23,755	$9,087	$897

Portfolio turnover	38%		63%	60%	48%	63%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.15		$12.58	$12.68	$12.05	$10.93

Income from investment operations:

Net investment income	0.30		0.54	0.42	0.47	0.37

Net realized and unrealized gain (loss)	0.81		(1.21)	0.03	0.97	1.07

Total from investment operations	1.11		(0.67)	0.45	1.44	1.44

Less distributions to shareholders:

Net investment income	(0.30)		(0.61)	(0.47)	(0.47)	(0.27)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)

Total distributions to shareholders	(0.30)		(0.76)	(0.55)	(0.81)	(0.32)

Net asset value, end of period	$11.96		$11.15	$12.58	$12.68	$12.05

Total return	10.12%		(5.06%)	3.66%	12.55%	13.41%

Ratios to average net assets(b)

Total gross expenses	0.76	%(c)	0.75%	0.74%	0.82%	0.86	%(c)

Total net expenses(d)	0.76	%(c)	0.75%	0.72%	0.76%	0.84	%(c)

Net investment income	5.21	%(c)	4.76%	3.41%	3.84%	4.29	%(c)

Supplemental data

Net assets, end of period (in thousands)	$5,209		$4,946	$4,663	$5,695	$16,569

Portfolio turnover	38%		63%	60%	48%	63%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class W	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$11.07		$12.50	$12.60	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.28		0.49	0.38	0.43	0.44	0.28

Net realized and unrealized gain (loss)	0.81		(1.19)	0.02	0.97	1.69	0.21	(b)

Total from investment operations	1.09		(0.70)	0.40	1.40	2.13	0.49

Less distributions to shareholders:

Net investment income	(0.29)		(0.58)	(0.42)	(0.44)	(0.42)	(0.17)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.29)		(0.73)	(0.50)	(0.78)	(0.47)	(0.17)

Net asset value, end of period	$11.87		$11.07	$12.50	$12.60	$11.98	$10.32

Total return	9.92%		(5.41%)	3.33%	12.22%	21.13%	4.92%

Ratios to average net assets(d)

Total gross expenses	1.06	%(e)	1.07%	1.07%	1.17%	1.91%	1.76	%(e)

Total net expenses(f)	1.06	%(e)	1.07%	1.07%	1.08%	1.10%	1.10	%(e)

Net investment income	4.91	%(e)	4.35%	3.08%	3.52%	3.97%	3.23	%(e)

Supplemental data

Net assets, end of period (in thousands)	$6		$6	$10	$16	$4,875	$7,979

Portfolio turnover	38%		63%	60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,
Class Z	(Unaudited)		2016	2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$11.06		$12.49	$12.60	$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.30		0.52	0.43	0.46	0.48	0.36

Net realized and unrealized gain (loss)	0.81		(1.20)	0.00 (b)	0.97	1.68	0.14	(b)

Total from investment operations	1.11		(0.68)	0.43	1.43	2.16	0.50

Less distributions to shareholders:

Net investment income	(0.30)		(0.60)	(0.46)	(0.47)	(0.45)	(0.18)

Net realized gains	—		(0.15)	(0.08)	(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.30)		(0.75)	(0.54)	(0.81)	(0.50)	(0.18)

Net asset value, end of period	$11.87		$11.06	$12.49	$12.60	$11.98	$10.32

Total return	10.15%		(5.18%)	3.55%	12.54%	21.46%	5.09%

Ratios to average net assets(d)

Total gross expenses	0.82	%(e)	0.83%	0.83%	0.92%	1.61%	1.82	%(e)

Total net expenses(f)	0.82	%(e)	0.83%	0.82%	0.75%	0.85%	0.85	%(e)

Net investment income	5.13	%(e)	4.56%	3.49%	3.82%	4.30%	4.16	%(e)

Supplemental data

Net assets, end of period (in thousands)	$77,315		$73,885	$144,617	$27,600	$3,716	$1,126

Portfolio turnover	38%		63%	60%	48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Semiannual Report 2016	27

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue

28	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the

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COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.65% to 0.54% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.65% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser

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COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class C	0.12
Class R	0.12
Class R4	0.12
Class R5	0.05
Class W	0.11
Class Z	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to

0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $621,000 for Class C shares. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $130,136 for Class A and $3,840 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2016 through September 30, 2017	Prior to October 1, 2016
Class A	1.26%	1.30%
Class C	2.01	2.05
Class I	0.91	0.95
Class R	1.51	1.55
Class R4	1.01	1.05
Class R5	0.96	1.00
Class W	1.26	1.30
Class Z	1.01	1.05

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid

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COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $449,089,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,555,000
Unrealized depreciation	(30,352,000)
Net unrealized appreciation	$5,203,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $38,572,438 as arising on June 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $168,230,100 and $197,626,128, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, affiliated shareholders of record owned 53.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

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COLUMBIA FLEXIBLE CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	33

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Flexible Capital Income Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA FLEXIBLE CAPITAL INCOME FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	35

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

36	Semiannual Report 2016

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	37

Columbia Flexible Capital Income Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR148_05_G01_(01/17)

SEMIANNUAL REPORT

November 30, 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PRESIDENT’S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

∎	Columbia Seligman Communications and Information Fund (the Fund) Class A shares returned 13.21% excluding sales charges for the six-month period that ended November 30, 2016.

∎	The Fund outperformed its benchmark, the S&P North American Technology Sector Index, which returned 9.62% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/23/83
Excluding sales charges		13.21	12.14	15.44	10.22
Including sales charges		6.71	5.70	14.08	9.57
Class B	04/22/96
Excluding sales charges		13.19	12.15	15.25	9.71
Including sales charges		8.19	7.24	15.02	9.71
Class C	05/27/99
Excluding sales charges		12.78	11.32	14.58	9.40
Including sales charges		11.78	10.34	14.58	9.40
Class I*	08/03/09	13.44	12.61	15.94	10.56
Class K*	08/03/09	13.25	12.27	15.59	10.32
Class R	04/30/03	13.07	11.87	15.15	9.93
Class R4*	08/03/09	13.34	12.42	15.65	10.24
Class R5	11/30/01	13.39	12.55	15.88	10.66
Class Z*	09/27/10	13.35	12.43	15.73	10.40
S&P North American Technology Sector Index		9.62	10.37	16.74	10.24

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The S&P North American Technology Sector Index is an unmanaged modified capitalization-weighted index based on a universe of technology-related stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at November 30, 2016)
Lam Research Corp.	9.4
Broadcom Ltd.	7.2
Apple, Inc.	5.6
Qorvo, Inc.	4.9
Teradyne, Inc.	4.4
Synopsys, Inc.	4.0
Alphabet, Inc., Class C	3.3
Visa, Inc., Class A	3.3
NXP Semiconductors NV	3.1
Maxim Integrated Products, Inc.	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2016)
Common Stocks	96.1
Money Market Funds	3.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at November 30, 2016)
Consumer Discretionary	0.8
Financials	0.0	(a)
Information Technology	99.1
Telecommunication Services	0.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Equity Sub-Industry Breakdown (%) (at November 30, 2016)
Information Technology
Application Software	8.3
Communications Equipment	5.1
Data Processing & Outsourced Services	5.7
Internet Software & Services	8.7
IT Consulting & Other Services	0.5
Semiconductor Equipment	16.6
Semiconductors	34.0
Systems Software	8.4
Technology Hardware, Storage & Peripherals	11.8
Total	99.1

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Paul Wick

Shekhar Pramanick

Sanjay Devgan

Jeetil Patel

Christopher Boova

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016	3

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2016 – November 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,132.10	1,018.50	7.00	6.63	1.31
Class B	1,000.00	1,000.00	1,131.90	1,018.50	7.00	6.63	1.31
Class C	1,000.00	1,000.00	1,127.80	1,014.74	10.99	10.40	2.06
Class I	1,000.00	1,000.00	1,134.40	1,020.56	4.82	4.56	0.90
Class K	1,000.00	1,000.00	1,132.50	1,019.00	6.47	6.12	1.21
Class R	1,000.00	1,000.00	1,130.70	1,017.25	8.33	7.89	1.56
Class R4	1,000.00	1,000.00	1,133.40	1,019.75	5.67	5.37	1.06
Class R5	1,000.00	1,000.00	1,133.90	1,020.31	5.08	4.81	0.95
Class Z	1,000.00	1,000.00	1,133.50	1,019.70	5.72	5.42	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.8%
Internet & Direct Marketing Retail 0.8%

Priceline Group, Inc. (The)(a)	23,100	34,735,008

Total Consumer Discretionary		34,735,008

FINANCIALS —%
Diversified Financial Services —%

Hanei Corp.(a)(b)(c)	49,382	—

Total Financials		—

INFORMATION TECHNOLOGY 95.4%
Communications Equipment 4.9%

Arista Networks, Inc.(a)	641,757	60,844,981

Arris International PLC(a)	1,465,700	42,050,933

Brocade Communications Systems, Inc.	1,707,800	21,074,252

CommScope Holding Co., Inc.(a)	328,575	11,822,129

F5 Networks, Inc.(a)	39,400	5,545,550

Finisar Corp.(a)	308,200	10,241,486

Flashpoint Technology, Inc.(a)(b)(c)	246,914	—

Palo Alto Networks, Inc.(a)	453,900	60,990,543

Total		212,569,874

Internet Software & Services 8.4%

Alphabet, Inc., Class A(a)	155,800	120,882,104

Alphabet, Inc., Class C(a)	183,151	138,835,784

eBay, Inc.(a)	1,345,000	37,404,450

Facebook, Inc., Class A(a)	560,800	66,409,936

Total		363,532,274

IT Services 6.0%

Computer Sciences Corp.	350,100	21,226,563

Euronet Worldwide, Inc.(a)	166,823	11,964,546

Fidelity National Information Services, Inc.	390,200	30,119,538

Travelport Worldwide Ltd.	4,235,124	59,291,736

Visa, Inc., Class A	1,779,300	137,575,476

Total		260,177,859

Semiconductors & Semiconductor Equipment 48.7%

Acacia Communications, Inc.(a)	298,900	20,701,814

Advanced Energy Industries, Inc.(a)	307,860	16,996,951

Applied Materials, Inc.	1,582,800	50,966,160

Broadcom Ltd.	1,766,101	301,102,559

Cavium, Inc.(a)	2,089,048	119,138,407

Integrated Device Technology, Inc.(a)	1,378,000	32,245,200

KLA-Tencor Corp.	615,403	49,133,776

Common Stocks (continued)
Issuer	Shares	Value ($)
Lam Research Corp.	3,690,262	391,241,577

Lattice Semiconductor Corp.(a)(d)	13,264,377	92,983,283

Maxim Integrated Products, Inc.	3,332,187	130,854,983

Mellanox Technologies Ltd.(a)	621,300	25,752,885

NXP Semiconductors NV(a)	1,325,577	131,430,960

ON Semiconductor Corp.(a)	6,387,000	75,238,860

Qorvo, Inc.(a)	3,847,577	205,499,088

QUALCOMM, Inc.	462,000	31,476,060

Skyworks Solutions, Inc.	1,630,326	125,290,553

Synaptics, Inc.(a)(d)	2,308,449	125,995,146

Teradyne, Inc.	7,590,363	185,053,050

Total		2,111,101,312

Software 16.1%

Check Point Software Technologies Ltd.(a)	569,149	46,858,037

CyberArk Software Ltd.(a)	365,670	18,652,827

Fortinet, Inc.(a)	2,402,200	72,306,220

Mentor Graphics Corp.	259,297	9,477,305

Microsoft Corp.	714,500	43,055,770

Nuance Communications, Inc.(a)	5,866,794	95,100,731

Oracle Corp.	1,085,500	43,626,245

Salesforce.com, Inc.(a)	722,451	52,016,472

Splunk, Inc.(a)	381,800	21,999,316

Synopsys, Inc.(a)	2,778,733	168,057,772

Tableau Software, Inc., Class A(a)	360,086	16,160,659

TiVo Corp.(a)	5,466,200	110,690,550

Total		698,001,904

Technology Hardware, Storage & Peripherals 11.3%

Apple, Inc.	2,133,900	235,838,628

CPI Card Group, Inc.	2,548,582	9,557,183

Electronics for Imaging, Inc.(a)	1,627,691	70,837,112

Hewlett Packard Enterprise Co.	2,803,000	66,711,400

Western Digital Corp.	1,675,200	106,643,232

Total		489,587,555

Total Information Technology		4,134,970,778

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%

Ooma, Inc.(a)	493,055	4,585,412

Total Telecommunication Services		4,585,412

Total Common Stocks
(Cost: $2,915,756,712)		4,174,291,198

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.480%(d)(e)	171,242,258	171,259,382

Total Money Market Funds
(Cost: $171,242,258)		171,259,382

Total Investments
(Cost: $3,086,998,970)		4,345,550,580

Other Assets & Liabilities, Net		(12,389,866)

Net Assets		4,333,160,714

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Negligible market value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,724,587	658,733,310	(509,217,704)	2,065	171,242,258	136,610	171,259,382

Lattice Semiconductor Corp.	70,617,480	14,760,065	—	—	85,377,545	—	92,983,283

LifeLock, Inc.*	79,836,696	—	(140,714,363)	60,877,667	—	—	—

Rovi Corp.*	95,606,359	—	(95,606,359)	—	—	—	—

Synaptics, Inc.	92,979,937	11,095,277	—	—	104,075,214	—	125,995,146

Teradyne, Inc.*	160,452,793	1,971,914	(58,086,471)	10,915,450	115,253,686	912,736	185,053,050

Total	521,217,852	686,560,566	(803,624,897)	71,795,182	475,948,703	1,049,346	575,290,861

*	Issuer was not an affiliate for the entire period ended November 30, 2016.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

∎

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

∎	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

∎	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Common Stocks

Consumer Discretionary	34,735,008	—	—		34,735,008

Financials	—	—	0	(a)	0	(a)

Information Technology	4,134,970,778	—	0	(a)	4,134,970,778

Telecommunication Services	4,585,412	—	—		4,585,412

Total Common Stocks	4,174,291,198	—	0	(a)	4,174,291,198

Investments measured at net asset value

Money Market Funds	—	—	—		171,259,382

Total Investments	4,174,291,198	—	0	(a)	4,345,550,580

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2016 (Unaudited)

Fair Value Measurements (continued)

considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,611,050,267)	$3,770,259,719

Affiliated issuers (identified cost $475,948,703)	575,290,861

Total investments (identified cost $3,086,998,970)	4,345,550,580

Receivable for:

Investments sold	55,097,993

Capital shares sold	4,651,077

Dividends	3,686,434

Prepaid expenses	11,682

Other assets	21,475

Total assets	4,409,019,241

Liabilities

Payable for:

Investments purchased	70,308,474

Capital shares purchased	4,043,393

Management services fees	106,462

Distribution and/or service fees	43,040

Transfer agent fees	430,200

Plan administration fees	15

Compensation of board members	151,253

Chief compliance officer expenses	304

Other expenses	775,386

Total liabilities	75,858,527

Net assets applicable to outstanding capital stock	$4,333,160,714

Represented by

Paid-in capital	$2,604,939,518

Excess of distributions over net investment income	(11,635,794)

Accumulated net realized gain	481,305,380

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	1,159,209,452

Investments — affiliated issuers	99,342,158

Total — representing net assets applicable to outstanding capital stock	$4,333,160,714

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2016 (Unaudited)

Class A

Net assets	$2,908,932,222

Shares outstanding	46,180,855

Net asset value per share	$62.99

Maximum offering price per share(a)	$66.83

Class B

Net assets	$9,836,846

Shares outstanding	210,314

Net asset value per share	$46.77

Class C

Net assets	$801,163,102

Shares outstanding	17,263,484

Net asset value per share	$46.41

Class I

Net assets	$3,691

Shares outstanding	54

Net asset value per share(b)	$68.18

Class K

Net assets	$67,698

Shares outstanding	1,013

Net asset value per share(b)	$66.82

Class R

Net assets	$55,077,492

Shares outstanding	911,892

Net asset value per share	$60.40

Class R4

Net assets	$41,456,021

Shares outstanding	674,155

Net asset value per share	$61.49

Class R5

Net assets	$87,183,527

Shares outstanding	1,282,651

Net asset value per share	$67.97

Class Z

Net assets	$429,440,115

Shares outstanding	6,344,501

Net asset value per share	$67.69

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$16,313,106

Dividends — affiliated issuers	1,049,346

Total income	17,362,452

Expenses:

Management services fees	18,480,050

Distribution and/or service fees

Class A	3,489,646

Class B	13,592

Class C	3,885,003

Class R	127,110

Transfer agent fees

Class A	2,164,109

Class B	8,532

Class C	602,793

Class K	15

Class R	39,312

Class R4	24,901

Class R5	22,078

Class Z	295,426

Plan administration fees

Class K	75

Compensation of board members	36,384

Custodian fees	14,095

Printing and postage fees	153,956

Registration fees	72,048

Audit fees	13,846

Legal fees	23,956

Chief compliance officer expenses	304

Other	82,988

Total expenses	29,550,219

Expense reductions	(9,626)

Total net expenses	29,540,593

Net investment loss	(12,178,141)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	308,034,162

Investments — affiliated issuers	71,795,182

Net realized gain	379,829,344

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	154,629,140

Investments — affiliated issuers	(14,042,688)

Net change in unrealized appreciation	140,586,452

Net realized and unrealized gain	520,415,796

Net increase in net assets resulting from operations	$508,237,655

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Operations

Net investment loss	$(12,178,141)	$(23,477,619)

Net realized gain	379,829,344	241,697,557

Net change in unrealized appreciation (depreciation)	140,586,452	(327,516,474)

Net increase (decrease) in net assets resulting from operations	508,237,655	(109,296,536)

Distributions to shareholders

Net realized gains

Class A	—	(274,322,717)

Class B	—	(2,028,284)

Class C	—	(91,872,571)

Class I	—	(334)

Class K	—	(4,951)

Class R	—	(4,995,703)

Class R4	—	(2,268,628)

Class R5	—	(4,608,218)

Class Z	—	(31,968,892)

Total distributions to shareholders	—	(412,070,298)

Increase (decrease) in net assets from capital stock activity	(141,593,658)	220,175,742

Total increase (decrease) in net assets	366,643,997	(301,191,092)

Net assets at beginning of period	3,966,516,717	4,267,707,809

Net assets at end of period	$4,333,160,714	$3,966,516,717

Undistributed (excess of distributions over) net investment income	$(11,635,794)	$542,347

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,881,714	112,435,322	4,103,359	230,755,150

Distributions reinvested	—	—	4,477,891	248,075,148

Redemptions	(3,662,743)	(217,528,545)	(7,960,732)	(438,588,296)

Net increase (decrease)	(1,781,029)	(105,093,223)	620,518	40,242,002

Class B shares

Subscriptions	579	25,925	8,738	366,218

Distributions reinvested	—	—	41,336	1,700,567

Redemptions(a)	(83,734)	(3,664,205)	(219,373)	(9,379,966)

Net decrease	(83,155)	(3,638,280)	(169,299)	(7,313,181)

Class C shares

Subscriptions	493,567	21,728,246	1,509,756	63,407,490

Distributions reinvested	—	—	1,860,829	76,498,667

Redemptions	(1,405,905)	(61,785,765)	(2,162,078)	(89,869,194)

Net increase (decrease)	(912,338)	(40,057,519)	1,208,507	50,036,963

Class K shares

Subscriptions	279	17,571	243	14,332

Distributions reinvested	—	—	79	4,624

Redemptions	(292)	(17,408)	(33)	(2,100)

Net increase (decrease)	(13)	163	289	16,856

Class R shares

Subscriptions	170,719	9,849,583	349,712	18,674,219

Distributions reinvested	—	—	82,642	4,400,706

Redemptions	(174,306)	(9,890,740)	(399,939)	(21,509,559)

Net increase (decrease)	(3,587)	(41,157)	32,415	1,565,366

Class R4 shares

Subscriptions	258,934	15,259,784	228,245	12,414,517

Distributions reinvested	—	—	14,739	795,187

Redemptions	(70,064)	(4,024,544)	(123,233)	(6,766,260)

Net increase	188,870	11,235,240	119,751	6,443,444

Class R5 shares

Subscriptions	348,730	22,540,199	1,621,865	94,120,811

Distributions reinvested	—	—	72,305	4,307,190

Redemptions	(991,434)	(61,252,424)	(295,098)	(17,280,386)

Net increase (decrease)	(642,704)	(38,712,225)	1,399,072	81,147,615

Class Z shares

Subscriptions	1,182,164	76,393,079	1,717,941	103,356,181

Distributions reinvested	—	—	392,437	23,306,811

Redemptions	(648,810)	(41,679,736)	(1,344,805)	(78,626,315)

Net increase	533,354	34,713,343	765,573	48,036,677

Total net increase (decrease)	(2,700,602)	(141,593,658)	3,976,826	220,175,742

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$55.64		$62.95		$54.27		$45.03		$42.89		$40.80		$44.71

Income from investment operations:

Net investment loss	(0.14)		(0.27)		(0.33)		(0.27)		(0.29)		(0.14)		(0.29)

Net realized and unrealized gain (loss)	7.49		(1.11)		16.09		10.29		5.15		2.17		(1.88)

Increase from payment by affiliate	—		—		—		—		—		—		0.01

Total from investment operations	7.35		(1.38)		15.76		10.02		4.86		2.03		(2.16)

Less distributions to shareholders:

Net realized gains	—		(5.93)		(7.08)		(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(5.93)		(7.08)		(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—		—		—		—		0.06		—

Net asset value, end of period	$62.99		$55.64		$62.95		$54.27		$45.03		$42.89		$40.80

Total return	13.21%		(2.15%)		31.04%		22.48%		11.87%		5.12	%(b)	(4.86	%)(c)

Ratios to average net assets(d)

Total gross expenses	1.31	%(e)	1.35	%(f)	1.35%		1.41	%(f)	1.37	%(f)	1.34	%(e)	1.35	%(f)

Total net expenses(g)	1.31	%(e)(h)	1.35	%(f)(h)	1.35	%(h)	1.41	%(f)(h)	1.37	%(f)(h)	1.34	%(e)	1.35	%(f)(h)

Net investment loss	(0.48	%)(e)	(0.48%)		(0.57%)		(0.55%)		(0.66%)		(0.72	%)(e)	(0.65%)

Supplemental data

Net assets, end of period (in thousands)	$2,908,932		$2,668,756		$2,980,017		$2,486,060		$2,411,838		$2,573,957		$2,536,229

Portfolio turnover	27%		48%		61%		48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$41.32		$48.31		$43.10		$35.91		$34.89		$33.29		$37.09

Income from investment operations:

Net investment loss	(0.11)		(0.21)		(0.26)		(0.21)		(0.39)		(0.23)		(0.52)

Net realized and unrealized gain (loss)	5.56		(0.85)		12.55		8.18		4.13		1.78		(1.53)

Increase from payment by affiliate	—		—		—		—		—		—		0.00	(b)

Total from investment operations	5.45		(1.06)		12.29		7.97		3.74		1.55		(2.05)

Less distributions to shareholders:

Net realized gains	—		(5.93)		(7.08)		(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(5.93)		(7.08)		(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—		—		—		—		0.05		—

Net asset value, end of period	$46.77		$41.32		$48.31		$43.10		$35.91		$34.89		$33.29

Total return	13.19%		(2.13%)		31.03%		22.48%		11.39%		4.81	%(c)	(5.57	%)(d)

Ratios to average net assets(e)

Total gross expenses	1.31	%(f)	1.35	%(g)	1.35%		1.41	%(g)(h)	1.83	%(g)(h)	2.10	%(f)	2.10	%(g)

Total net expenses(i)	1.31	%(f)(j)	1.35	%(g)(j)	1.35	%(j)	1.41	%(g)(j)	1.83	%(g)(j)	2.10	%(f)	2.10	%(g)(j)

Net investment loss	(0.48	%)(f)	(0.49%)		(0.57%)		(0.54%)		(1.13%)		(1.47	%)(f)	(1.40%)

Supplemental data

Net assets, end of period (in thousands)	$9,837		$12,125		$22,356		$27,991		$36,917		$49,373		$54,282

Portfolio turnover	27%		48%		61%		48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Ratios include line of credit interest expense which is less than 0.01%.

(h)	Gross expense ratio has been revised to conform to current year presentation.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$41.15		$48.05		$42.68		$35.83		$34.91		$33.32		$37.12

Income from investment operations:

Net investment loss	(0.27)		(0.52)		(0.59)		(0.50)		(0.49)		(0.23)		(0.51)

Net realized and unrealized gain (loss)	5.53		(0.87)		12.45		8.13		4.13		1.77		(1.54)

Increase from payment by affiliate	—		—		—		—		—		—		0.00	(b)

Total from investment operations	5.26		(1.39)		11.86		7.63		3.64		1.54		(2.05)

Less distributions to shareholders:

Net realized gains	—		(5.51)		(6.49)		(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(5.51)		(6.49)		(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—		—		—		—		0.05		—

Net asset value, end of period	$46.41		$41.15		$48.05		$42.68		$35.83		$34.91		$33.32

Total return	12.78%		(2.88%)		30.05%		21.57%		11.06%		4.77	%(c)	(5.56	%)(d)

Ratios to average net assets(e)

Total gross expenses	2.06	%(f)	2.10	%(g)	2.10%		2.16	%(g)	2.12	%(g)	2.09	%(f)	2.10	%(g)

Total net expenses(h)	2.06	%(f)(i)	2.10	%(g)(i)	2.10	%(i)	2.16	%(g)(i)	2.12	%(g)(i)	2.09	%(f)	2.10	%(g)(i)

Net investment loss	(1.23	%)(f)	(1.23%)		(1.31%)		(1.30%)		(1.41%)		(1.47	%)(f)	(1.40%)

Supplemental data

Net assets, end of period (in thousands)	$801,163		$747,911		$815,273		$671,468		$633,180		$668,588		$670,843

Portfolio turnover	27%		48%		61%		48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Ratios include line of credit interest expense which is less than 0.01%.

(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,								Year Ended December 31,
Class I	(Unaudited)		2016	2015	2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$60.10		$67.48	$57.80	$47.70		$45.08		$42.82		$46.62

Income from investment operations:

Net investment loss	(0.02)		(0.02)	(0.08)	(0.06)		(0.11)		(0.06)		(0.20)

Net realized and unrealized gain (loss)	8.10		(1.18)	17.18	10.94		5.45		2.26		(1.86)

Increase from payment by affiliate	—		—	—	—		—		—		0.01

Total from investment operations	8.08		(1.20)	17.10	10.88		5.34		2.20		(2.05)

Less distributions to shareholders:

Net realized gains	—		(6.18)	(7.42)	(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(6.18)	(7.42)	(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—	—	—		—		0.06		—

Net asset value, end of period	$68.18		$60.10	$67.48	$57.80		$47.70		$45.08		$42.82

Total return	13.44%		(1.72%)	31.58%	23.03%		12.37%		5.28	%(b)	(4.43	%)(c)

Ratios to average net assets(d)

Total gross expenses	0.90	%(e)	0.91%	0.91%	0.97	%(f)	0.94	%(f)	0.92	%(e)	0.90	%(f)

Total net expenses(g)	0.90	%(e)	0.91%	0.91%	0.97	%(f)	0.94	%(f)	0.92	%(e)	0.90	%(f)

Net investment loss	(0.07	%)(e)	(0.03%)	(0.12%)	(0.11%)		(0.23%)		(0.30	%)(e)	(0.41%)

Supplemental data

Net assets, end of period (in thousands)	$4		$3	$4	$3		$7		$7		$6

Portfolio turnover	27%		48%	61%	48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,									Year Ended December 31,
Class K	(Unaudited)		2016		2015	2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$59.00		$66.36		$56.90	$47.12		$44.69		$42.50		$46.42

Income from investment operations:

Net investment loss	(0.11)		(0.20)		(0.33)	(0.22)		(0.24)		(0.12)		(0.25)

Net realized and unrealized gain (loss)	7.93		(1.16)		16.97	10.78		5.39		2.25		(1.93)

Increase from payment by affiliate	—		—		—	—		—		—		0.01

Total from investment operations	7.82		(1.36)		16.64	10.56		5.15		2.13		(2.17)

Less distributions to shareholders:

Net realized gains	—		(6.00)		(7.18)	(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(6.00)		(7.18)	(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—		—	—		—		0.06		—

Net asset value, end of period	$66.82		$59.00		$66.36	$56.90		$47.12		$44.69		$42.50

Total return	13.25%		(2.01%)		31.18%	22.63%		12.04%		5.15	%(b)	(4.71	%)(c)

Ratios to average net assets(d)

Total gross expenses	1.21	%(e)	1.22	%(f)	1.24%	1.27	%(f)	1.24	%(f)	1.23	%(e)	1.23	%(f)

Total net expenses(g)	1.21	%(e)	1.22	%(f)	1.24%	1.27	%(f)	1.24	%(f)	1.23	%(e)	1.23	%(f)

Net investment loss	(0.36	%)(e)	(0.34%)		(0.54%)	(0.44%)		(0.53%)		(0.60	%)(e)	(0.54%)

Supplemental data

Net assets, end of period (in thousands)	$68		$61		$49	$107		$969		$1,172		$1,061

Portfolio turnover	27%		48%		61%	48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$53.42		$60.68		$52.49		$43.69		$41.78		$39.79		$43.75

Income from investment operations:

Net investment loss	(0.21)		(0.40)		(0.46)		(0.38)		(0.39)		(0.18)		(0.39)

Net realized and unrealized gain (loss)	7.19		(1.07)		15.53		9.96		5.02		2.12		(1.83)

Increase from payment by affiliate	—		—		—		—		—		—		0.01

Total from investment operations	6.98		(1.47)		15.07		9.58		4.63		1.94		(2.21)

Less distributions to shareholders:

Net realized gains	—		(5.79)		(6.88)		(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(5.79)		(6.88)		(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—		—		—		—		0.05		—

Net asset value, end of period	$60.40		$53.42		$60.68		$52.49		$43.69		$41.78		$39.79

Total return	13.07%		(2.39%)		30.70%		22.16%		11.63%		5.00	%(b)	(5.08	%)(c)

Ratios to average net assets(d)

Total gross expenses	1.56	%(e)	1.60	%(f)	1.60%		1.66	%(f)	1.62	%(f)	1.59	%(e)	1.60	%(f)

Total net expenses(g)	1.56	%(e)(h)	1.60	%(f)(h)	1.60	%(h)	1.66	%(f)(h)	1.62	%(f)(h)	1.59	%(e)	1.60	%(f)(h)

Net investment loss	(0.72	%)(e)	(0.73%)		(0.82%)		(0.80%)		(0.92%)		(0.98	%)(e)	(0.90%)

Supplemental data

Net assets, end of period (in thousands)	$55,077		$48,905		$53,583		$42,742		$41,000		$41,829		$43,815

Portfolio turnover	27%		48%		61%		48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class R4	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$54.25		$61.52		$53.23		$44.08		$42.00		$39.98		$43.89

Income from investment operations:

Net investment loss	(0.06)		(0.13)		(0.18)		(0.17)		(0.30)		(0.16)		(0.38)

Net realized and unrealized gain (loss)	7.30		(1.07)		15.75		10.10		5.10		2.13		(1.79)

Increase from payment by affiliate	—		—		—		—		—		—		0.01

Total from investment operations	7.24		(1.20)		15.57		9.93		4.80		1.97		(2.16)

Less distributions to shareholders:

Net realized gains	—		(6.07)		(7.28)		(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(6.07)		(7.28)		(0.78)		(2.72)		—		(1.75)

Increase from payment by affiliate	—		—		—		—		—		0.05		—

Net asset value, end of period	$61.49		$54.25		$61.52		$53.23		$44.08		$42.00		$39.98

Total return	13.34%		(1.91%)		31.35%		22.76%		11.99%		5.05	%(b)	(4.95	%)(c)

Ratios to average net assets(d)

Total gross expenses	1.06	%(e)	1.10	%(f)	1.11%		1.16	%(f)	1.22	%(f)	1.48	%(e)	1.47	%(f)

Total net expenses(g)	1.06	%(e)(h)	1.10	%(f)(h)	1.11	%(h)	1.16	%(f)(h)	1.22	%(f)	1.48	%(e)	1.47	%(f)

Net investment loss	(0.22	%)(e)	(0.23%)		(0.31%)		(0.35%)		(0.71%)		(0.85	%)(e)	(0.85%)

Supplemental data

Net assets, end of period (in thousands)	$41,456		$26,328		$22,487		$14,254		$588		$26		$23

Portfolio turnover	27%		48%		61%		48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,									Year Ended December 31,
Class R5	(Unaudited)		2016		2015	2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$59.94		$67.31		$57.65	$47.61		$45.03		$42.77		$46.60

Income from investment operations:

Net investment loss	(0.03)		(0.05)		(0.11)	(0.10)		(0.13)		(0.07)		(0.12)

Net realized and unrealized gain (loss)	8.06		(1.18)		17.15	10.92		5.43		2.27		(1.97)

Increase from payment by affiliate	—		—		—	—		—		—		0.01

Total from investment operations	8.03		(1.23)		17.04	10.82		5.30		2.20		(2.08)

Less distributions to shareholders:

Net realized gains	—		(6.14)		(7.38)	(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(6.14)		(7.38)	(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—		—	—		—		0.06		—

Net asset value, end of period	$67.97		$59.94		$67.31	$57.65		$47.61		$45.03		$42.77

Total return	13.39%		(1.76%)		31.54%	22.94%		12.29%		5.28	%(b)	(4.49	%)(c)

Ratios to average net assets(d)

Total gross expenses	0.95	%(e)	0.98	%(f)	0.97%	1.03	%(f)	0.99	%(f)	0.98	%(e)	0.97	%(f)

Total net expenses(g)	0.95	%(e)	0.98	%(f)	0.97%	1.03	%(f)	0.99	%(f)	0.98	%(e)	0.97	%(f)

Net investment loss	(0.11	%)(e)	(0.09%)		(0.17%)	(0.19%)		(0.28%)		(0.35	%)(e)	(0.27%)

Supplemental data

Net assets, end of period (in thousands)	$87,184		$115,399		$35,422	$24,681		$17,365		$18,085		$16,922

Portfolio turnover	27%		48%		61%	48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2016		Year Ended May 31,										Year Ended December 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$59.72		$67.09		$57.47		$47.53		$45.01		$42.77		$46.62

Income from investment operations:

Net investment loss	(0.07)		(0.14)		(0.19)		(0.15)		(0.19)		(0.09)		(0.15)

Net realized and unrealized gain (loss)	8.04		(1.16)		17.09		10.87		5.43		2.27		(1.96)

Increase from payment by affiliate	—		—		—		—		—		—		0.01

Total from investment operations	7.97		(1.30)		16.90		10.72		5.24		2.18		(2.10)

Less distributions to shareholders:

Net realized gains	—		(6.07)		(7.28)		(0.78)		(2.72)		—		(1.75)

Total distributions to shareholders	—		(6.07)		(7.28)		(0.78)		(2.72)		—		(1.75)

Proceeds from regulatory settlements	—		—		—		—		—		0.06		—

Net asset value, end of period	$67.69		$59.72		$67.09		$57.47		$47.53		$45.01		$42.77

Total return	13.35%		(1.89%)		31.36%		22.77%		12.16%		5.24	%(b)	(4.53	%)(c)

Ratios to average net assets(d)

Total gross expenses	1.07	%(e)	1.10	%(f)	1.10%		1.16	%(f)	1.12	%(f)	1.09	%(e)	1.09	%(f)

Total net expenses(g)	1.07	%(e)(h)	1.10	%(f)(h)	1.10	%(h)	1.16	%(f)(h)	1.12	%(f)(h)	1.09	%(e)	1.09	%(f)(h)

Net investment loss	(0.22	%)(e)	(0.23%)		(0.31%)		(0.30%)		(0.41%)		(0.45	%)(e)	(0.33%)

Supplemental data

Net assets, end of period (in thousands)	$429,440		$347,029		$338,516		$189,112		$180,926		$235,749		$148,571

Portfolio turnover	27%		48%		61%		48%		61%		38%		66%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (Unaudited)

Note 1. Organization

Columbia Seligman Communications and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2016	23

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and

24	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2016 was 0.89% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities

Semiannual Report 2016	25

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares did not pay transfer agency fees.

For the six months ended November 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.16
Class C	0.15
Class K	0.05
Class R	0.15
Class R4	0.15
Class R5	0.05
Class Z	0.15

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2016, the Fund’s total potential future obligation over the life of the Guaranty is $1,078,371. The liability remaining at November 30, 2016 for non-recurring charges associated with the lease amounted to $611,973 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $9,626.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

26	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $17,592,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. There were no unreimbursed distribution expenses for Class B shares. To the extent the distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,126,708 for Class A, $149 for Class B and $13,644 for Class C shares for the six months ended November 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2016 Through September 30, 2017	Prior to October 1, 2016
Class A	1.45%	1.45%
Class B	2.20	2.20
Class C	2.20	2.20
Class I	1.07	1.06
Class K	1.37	1.36
Class R	1.70	1.70
Class R4	1.20	1.20
Class R5	1.12	1.11
Class Z	1.20	1.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, to the extent the distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.

Semiannual Report 2016	27

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2016, the cost of investments for federal income tax purposes was approximately $3,086,999,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,291,778,000
Unrealized depreciation	(33,226,000)
Net unrealized appreciation	$1,258,552,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,112,988,964 and $1,400,042,462, respectively, for the six months ended November 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended November 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At November 30, 2016, one unaffiliated shareholder of record owned 11.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

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COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2016 (Unaudited)

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission

(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	29

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Communications and Information Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	31

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

32	Semiannual Report 2016

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	33

Columbia Seligman Communications and Information Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2017 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR219_05_G01_(01/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 20, 2017